      AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 2007.

                                                             FILE NOS. 033-86642

                                                                       811-08874
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ---------------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

        Pre-Effective Amendment No.                             [ ]

        Post-Effective Amendment No. 25                         [X]

                                     and/or

                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

             Amendment No. 26                                   [X]

                        (Check Appropriate Box or Boxes)
                             ---------------------

                         VARIABLE ANNUITY ACCOUNT FOUR
                           (Exact Name of Registrant)

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                            ("AIG SUNAMERICA LIFE")
                              (Name of Depositor)

                              1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
             (Address of Depositor's Principal Offices) (Zip Code)

       Depositor's Telephone Number, including Area Code: (800) 871-2000

                        AMERICAN HOME ASSURANCE COMPANY

                               ("AMERICAN HOME")

                              (Name of Guarantor)

                                 70 PINE STREET
                               NEW YORK, NY 10270
             (Address of Guarantor's Principal Offices) (Zip Code)

       Guarantor's Telephone Number, including Area Code: (212) 770-7000

                            MALLARY L. REZNIK, ESQ.
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                              1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective:


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.



[X] on May 1, 2007 pursuant to paragraph (b) of Rule 485.


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: (i) Units of interest in Variable Annuity Account Four of AIG SunAmerica Life Assurance Company under variable annuity contracts and (ii) guarantee related to insurance obligations under the variable annuity contracts.

                         VARIABLE ANNUITY ACCOUNT FOUR

                             CROSS REFERENCE SHEET

                              PART A -- PROSPECTUS

ITEM NUMBER
IN FORM N-4                                                                              CAPTION
-----------                                                                              -------
1.           Cover Page..................................................  Cover Page
2.           Definitions.................................................  Glossary
3.           Synopsis....................................................  Highlights; Fee Tables; Portfolio
                                                                           Expenses; Examples
4.           Condensed Financial Information.............................  Appendix - Condensed Financial
                                                                           Information
5.           General Description of Registrant, Depositor and Portfolio
             Companies...................................................  The Anchor Advisor Variable
                                                                           Annuity; Other Information
6.           Deductions..................................................  Expenses
7.           General Description of Variable Annuity Contracts...........  The Anchor Advisor Variable
                                                                           Annuity; Purchasing a Anchor
                                                                           Advisor Variable Annuity;
                                                                           Investment Options
8.           Annuity Period..............................................  Income Options
9.           Death Benefit...............................................  Death Benefits
10.          Purchases and Contract Value................................  Purchasing a Variable Annuity
                                                                           Contract
11.          Redemptions.................................................  Access To Your Money
12.          Taxes.......................................................  Taxes
13.          Legal Proceedings...........................................  Legal Proceedings
14.          Table of Contents of Statement of Additional Information....  Table of Contents of Statement of
                                                                           Additional Information

                 PART B -- STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

ITEM NUMBER
IN FORM N-4                                                                               CAPTION
-----------                                                                               -------
15.          Cover Page..................................................  Cover Page
16.          Table of Contents...........................................  Table of Contents
17.          General Information and History.............................  The Anchor Advisor Variable Annuity
                                                                           (P);
                                                                           Separate Account; General Account (P);
                                                                           Investment Options (P);
                                                                           Other Information (P)
18.          Services....................................................  Other Information (P)
19.          Purchase of Securities Being Offered........................  Purchasing a Anchor Advisor Variable
                                                                           Annuity (P)
20.          Underwriters................................................  Distribution of Contracts
21.          Calculation of Performance Data.............................  Performance Data
22.          Annuity Payments............................................  Income Options (P);
                                                                           Income Payments; Annuity Unit Values
23.          Financial Statements........................................  Depositor: Other Information (P);
                                                                           Financial Statements; Registrant:
                                                                           Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                             (ANCHOR ADVISOR LOGO)

                                   PROSPECTUS

                                  MAY 1, 2007


                  FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS
                                   issued by
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                               in connection with
                         VARIABLE ANNUITY ACCOUNT FOUR


The annuity has several investment options -- Variable Portfolios (which are subaccounts of the separate account) and available fixed account options. Each Variable Portfolio invests exclusively in the shares of one of the Underlying Funds listed below. The Underlying Funds are part of the American Funds Insurance Series ("AFIS"), Anchor Series Trust ("AST"), Lord Abbett Series Fund, Inc. ("LASF"), SunAmerica Series Trust ("SAST") and the Van Kampen Life Investment Trust ("VKT").



VARIABLE PORTFOLIOS:                                          MANAGED BY:
    Aggressive Growth Portfolio                               AIG SunAmerica Asset Management Corp.
    Alliance Growth Portfolio                                 AllianceBernstein L.P.
    American Funds Global Growth Portfolio                    Capital Research and Management Company
    American Funds Growth-Income Portfolio                    Capital Research and Management Company
    American Funds Growth Portfolio                           Capital Research and Management Company
    Asset Allocation Portfolio                                Edge Asset Management, Inc.****
    Balanced Portfolio                                        J.P. Morgan Investment Management Inc.
    Blue Chip Growth Portfolio                                AIG SunAmerica Asset Management Corp.
    Cash Management Portfolio                                 Columbia Management Advisors, LLC
    Capital Appreciation Portfolio                            Wellington Management Company, LLP
    Capital Growth Portfolio                                  OppenheimerFunds, Inc.
    Corporate Bond Portfolio                                  Federated Investment Management Company
    Davis Venture Value Portfolio                             Davis Selected Advisers LLC
    "Dogs" of Wall Street Portfolio*                          AIG SunAmerica Asset Management Corp.
    Equity Opportunities Portfolio                            OppenheimerFunds, Inc.
    Foreign Value Portfolio**                                 Templeton Investment Counsel, LLC
    Fundamental Growth Portfolio                              Wells Capital Management, Inc.
    Global Bond Portfolio                                     Goldman Sachs Asset Management International
    Global Equities Portfolio                                 J.P. Morgan Investment Management Inc.
    Government and Quality Bond Portfolio                     Wellington Management Company, LLP
    Growth-Income Portfolio                                   AllianceBernstein L.P.
    Growth Opportunities Portfolio                            Morgan Stanley Investment Management Inc.***
    Growth Portfolio                                          Wellington Management Company, LLP
    High-Yield Bond Portfolio                                 AIG SunAmerica Asset Management Corp.
    International Diversified Equities Portfolio              Morgan Stanley Investment Management Inc.***
    International Growth and Income Portfolio                 Putnam Investment Management, Inc.
    Lord Abbett Growth and Income Portfolio                   Lord, Abbett & Co. LLC
    Marsico Focused Growth Portfolio**                        Marsico Capital Management, LLC
    MFS Massachusetts Investors Trust Portfolio*              Massachusetts Financial Services Company
    MFS Total Return Portfolio**                              Massachusetts Financial Services Company
    Mid-Cap Growth Portfolio                                  J.P. Morgan Investment Management, Inc.
    Natural Resources Portfolio                               Wellington Management Company, LLP
    Small & Mid Cap Value Portfolio**                         AllianceBernstein L.P.
    Technology Portfolio                                      Columbia Management Advisors, LLC
    Telecom Utility Portfolio                                 Massachusetts Financial Services Company
    Van Kampen LIT Comstock Portfolio Class II Shares*        Van Kampen Asset Management
    Van Kampen LIT Growth and Income Portfolio Class II       Van Kampen Asset Management
      Shares
    Van Kampen LIT Strategic Growth Portfolio Class II        Van Kampen Asset Management
      Shares
    Worldwide High Income Portfolio                           Morgan Stanley Investment Management Inc.***

* "Dogs" of Wall Street Portfolio is an equity fund seeking total return including capital appreciation and current income. MFS
Massachusetts Investors Trust Portfolio is an equity fund seeking reasonable current income and long-term growth of capital and income. Van Kampen LIT Comstock Portfolio is an equity fund seeking capital growth and income.

**Class 3 shares of SAST.

*** Morgan Stanley Investment Management Inc. does business in certain instances using the name "Van Kampen."

**** Edge Asset Management, Inc. was formerly known as WM Advisors, Inc.


Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity.

To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2007. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-SUN2 or write to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
                                   TABLE OF CONTENTS
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
 GLOSSARY........................................................................     2
 HIGHLIGHTS......................................................................     3
 FEE AND EXPENSE TABLES..........................................................     4
    Maximum Owner Transaction Expenses...........................................     4
    Contract Maintenance Fee.....................................................     4
    Separate Account Annual Expenses.............................................     4
    Underlying Fund Expenses.....................................................     4
 EXAMPLES........................................................................     5
 THE ANCHOR ADVISOR VARIABLE ANNUITY.............................................     6
 PURCHASING A VARIABLE ANNUITY...................................................     6
    Allocation of Purchase Payments..............................................     7
    Accumulation Units...........................................................     7
    Right to Examine.............................................................     8
    Exchange Offers..............................................................     8
 INVESTMENT OPTIONS..............................................................     8
    Variable Portfolios..........................................................     8
        American Funds Insurance Series..........................................     8
        Anchor Series Trust......................................................     8
        Lord Abbett Series Fund, Inc. ...........................................     8
        SunAmerica Series Trust..................................................     9
        Van Kampen Life Investment Trust.........................................     9
    Fixed Accounts...............................................................    11
    Dollar Cost Averaging Program................................................    11
    Polaris Portfolio Allocator Program..........................................    12
    Transfers During the Accumulation Phase......................................    13
    Automatic Asset Rebalancing Program..........................................    15
    Voting Rights................................................................    15
    Substitution, Addition or Deletion of Variable Portfolios....................    15
 ACCESS TO YOUR MONEY............................................................    15
    Systematic Withdrawal Program................................................    16
    Minimum Contract Value.......................................................    16
 DEATH BENEFITS..................................................................    16
    Death Benefit Defined Terms..................................................    17
    Death Benefit Options........................................................    17
    Optional EstatePlus Benefit..................................................    18
    Spousal Continuation.........................................................    19
 EXPENSES........................................................................    19
    Separate Account Expenses....................................................    19
    Underlying Fund Expenses.....................................................    20
    Transfer Fee.................................................................    20
    Optional EstatePlus Fee......................................................    20
    Premium Tax..................................................................    20
    Income Taxes.................................................................    20
    Reduction or Elimination of Fees, Expenses and Additional Amounts Credited...    20
 INCOME OPTIONS..................................................................    20
    Annuity Date.................................................................    20
    Annuity Income Options.......................................................    21
    Fixed or Variable Income Payments............................................    21
    Annuity Income Payments......................................................    21
    Transfers During the Income Phase............................................    22
    Deferment of Payments........................................................    22
 TAXES...........................................................................    22
    Annuity Contracts in General.................................................    22
    Tax Treatment of Distributions - Non-Qualified Contracts.....................    22
    Tax Treatment of Distributions - Qualified Contracts.........................    23
    Minimum Distributions........................................................    24
    Tax Treatment of Death Benefits..............................................    24
    Contracts Owned by a Trust or Corporation....................................    24
    Gifts, Pledges and/or Assignments of a Contract..............................    25
    Diversification and Investor Control.........................................    25
 OTHER INFORMATION...............................................................    25
    AIG SunAmerica Life..........................................................    25
    The Separate Account.........................................................    25
    The General Account..........................................................    26
    Payments in Connection with Distribution of the Contract.....................    26
    Administration...............................................................    27
    Legal Proceedings............................................................    27
    Financial Statements.........................................................    28
    Registration Statements......................................................    28
 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION........................    29
 APPENDIX A - CONDENSED FINANCIALS...............................................   A-1
 APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION......................   B-1
 APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
  AND BENEFITS...................................................................   C-1


        ----------------------------------------------------------------
        ----------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.


ACCUMULATION PHASE - The period during which you invest money in your contract.


ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.


ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.


ANNUITY DATE - The date on which you select annuity income payments to begin.


ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.


BENEFICIARY - The person designated to receive any benefits under the contract if you or the Annuitant dies.


COMPANY - Refers to AIG SunAmerica Life Assurance Company, the insurer that issues this contract. The term "we," "us," "our," and "AIG SunAmerica Life" are also used to identify the Company.


CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.


FIXED ACCOUNT - An account, if available, that we may offer in which you may invest money and earn a fixed rate of return.


INCOME PHASE - The period, upon annuitization, during which we make annuity income payments to you.


LATEST ANNUITY DATE - Your 95th birthday or tenth contract anniversary, whichever is later.


MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.


NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange


OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.


PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.


QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.


SEPARATE ACCOUNT - A segregated asset account maintained separately from the Company's regular portfolio of investments and general accounts. The Separate Account is established by the Company to purchase and hold the Variable Portfolios.


TRUSTS - Collectively refers to the American Funds Insurance Series, Anchor Series Trust, Lord Abbett Series Trust, Inc., SunAmerica Series Trust and Van Kampen Life Investment Trust.


UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.


VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio has its own investment objective and is invested in the Underlying Funds of the Trusts.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                                   HIGHLIGHTS
        ----------------------------------------------------------------
        ----------------------------------------------------------------


This Anchor Advisor Variable Annuity is a contract between you and AIG SunAmerica Life Assurance Company (the "Company"). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of variable and available fixed account options. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.



RIGHT TO EXAMINE: You may cancel your contract within 10 days after receiving it (or whatever period is required in your state). You will receive your contract value on the day that we receive your request. This amount may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. PLEASE SEE PURCHASING A VARIABLE ANNUITY AND RIGHT TO EXAMINE IN THE PROSPECTUS.



EXPENSES: There are fees and charges associated with the contract. We deduct separate account charges which equal 1.52% annually of the average daily value of your contract allocated to the Variable Portfolios. There are portfolio expenses on amounts invested in the Variable Portfolios, including Rule 12b-1 fees of up to 0.25%. If you elect optional features available under the contract we may charge additional fees for those features. PLEASE SEE THE FEE TABLE, PURCHASING AN ANCHOR ADVISOR VARIABLE ANNUITY AND EXPENSES IN THE PROSPECTUS.



ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.



DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.



INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive fixed or variable income payments or a combination of both. You may also chose from five different income options, including an option for income that you cannot outlive. PLEASE SEE INCOME OPTIONS IN THE PROSPECTUS.



INQUIRIES: If you have questions about your contract, call your financial representative or contact us at AIG SunAmerica Life Assurance Company Annuity Service Center P.O. Box 54299 Los Angeles, California 90054-0299. Telephone
Number: (800) 445-SUN2. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.


SEE APPENDIX C FOR INFORMATION REGARDING STATE CONTRACT AVAILABILITY AND STATE SPECIFIC VARIATIONS OF CERTAIN FEATURES AND BENEFITS.

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE MORE INFORMATION REGARDING HOW MONEY IS SHARED AMONGST OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS AND FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, SEE THE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT SECTION UNDER OTHER INFORMATION.

  PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF
                                   INVESTING.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             FEE AND EXPENSE TABLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.

MAXIMUM OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGES........................................................................  None

TRANSFER FEE..................  $25 per transfer after the first 15 transfers in any contract year.

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE........................................................
                                                                            None

SEPARATE ACCOUNT ANNUAL EXPENSES

(deducted from the average daily ending net asset value allocated to the Variable Portfolios)

Mortality and Expense Risk Charge...............................................  1.37%
Distribution Expense Charge.....................................................  0.15%
Optional EstatePlus Fee(1)......................................................  0.25%
                                                                                  =====
    TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES......................................  1.77%

UNDERLYING FUND EXPENSES


THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.



                        TOTAL ANNUAL UNDERLYING PORTFOLIO EXPENSES                          MINIMUM(2)   MAXIMUM(3)
                        ------------------------------------------                          ----------   ----------
(expenses that are deducted from underlying portfolios of the Trusts, including management
  fees, other expenses and 12b-1 fees, if applicable).....................................    0.53%        1.50%


FOOTNOTE TO THE FEE TABLES:

(1) EstatePlus is an optional earnings enhancement death benefit. If you do not elect the EstatePlus feature, your total separate account annual expenses would be 1.52%.


(2) As of December 31, 2006



(3) As of January 31, 2007

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES


(assuming maximum separate account annual expenses of 1.77%, including optional EstatePlus, and investment in an Underlying Fund with total expenses of 1.50%)


(1) If you surrender your contract at the end of the applicable time period:


    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $330             $1,007            $1,707            $3,567
---------------------------------------------------------------------
---------------------------------------------------------------------



(2) If you annuitize your contract at the end of the applicable time period:(3)



    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $330             $1,007            $1,707            $3,567
---------------------------------------------------------------------
---------------------------------------------------------------------


(3) If you do not surrender your contract:


    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $330             $1,007            $1,707            $3,567
---------------------------------------------------------------------
---------------------------------------------------------------------


MINIMUM EXPENSE EXAMPLES


(assuming minimum separate account annual charges of 1.52%, no election of optional features and investment in an Underlying Fund with total expenses of 0.53%)



(1) If you surrender your contract at the end of the applicable time period:



    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $208              $643             $1,103            $2,379
---------------------------------------------------------------------
---------------------------------------------------------------------


(2) If you annuitize your contract at the end of the applicable time period:


    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $208              $643             $1,103            $2,379
---------------------------------------------------------------------
---------------------------------------------------------------------



(3) If you do not surrender your contract:



    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $208              $643             $1,103            $2,379
---------------------------------------------------------------------
---------------------------------------------------------------------


EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Table and Expense Examples is to show you the various expenses you would incur directly and indirectly by investing in the variable annuity contract. The Fee Table and Expense Examples represent both fees of the separate account as well as total annual Underlying Fund expenses. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.


3. You do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. Please SEE INCOME OPTIONS BELOW.


   THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE
                                   EXPENSES.
           ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

 CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION
                          APPENDIX OF THIS PROSPECTUS.

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                      THE ANCHOR ADVISOR VARIABLE ANNUITY
        ----------------------------------------------------------------
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When you purchase a variable annuity, a contract exists between you and an insurance company. You are the owner of the contract. The contract provides several main benefits:

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     - Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you contribute to your retirement savings. This variable annuity works in two stages: the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make Purchase Payments into the contract. The Income Phase begins after the specified waiting period when you start taking annuity income payments.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to a Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, SEE INVESTMENT OPTIONS BELOW.


This annuity is designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. SEE TAXES BELOW.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                         PURCHASING A VARIABLE ANNUITY
        ----------------------------------------------------------------
        ----------------------------------------------------------------

An initial Purchase Payment is the money you give us to purchase a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The minimum initial Purchase Payment is $10,000 and subsequent amounts of $500 or more may be added to your contract.

We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,000,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Purchase Payments greater than $250,000. We reserve the right to change the amount at which pre-approval is required for prospectively issued contracts. Purchase Payments that would cause total Purchase Payments in all contracts issued by the Company or its affiliate, First SunAmerica Life Insurance Company, to the same owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. In addition, for any contracts that meet or exceed these dollar amount limitations, we further reserve the right to impose certain limitations on available living benefits under the contract. The terms creating any limit on the maximum death or living benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.


MAXIMUM ISSUE AGE


We may not issue a contract to anyone age 90 or older on the contract issue date. We may not accept subsequent Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.


JOINT OWNERSHIP AND ASSIGNMENT OF THE CONTRACT


We allow this contract to be jointly owned. We may require that the joint owners be spouses. However, the age of the older owner is used to determine the availability of most age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company.

You may assign this contract before beginning the Income Phase by sending us a written request for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We reserve the right to not recognize assignments if it changes the risk profile of the owner of the contract, as determined in our sole discretion. Please see the Statement of Additional Information for details on the tax consequences of an assignment. You should consult a qualified tax advisor before assigning the contract.

ALLOCATION OF PURCHASE PAYMENTS


In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in "good order," including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. Thus, if we have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will be priced as of the time they are received by the broker-dealer. However, if we do not have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will not be priced until they are received by us.


An initial Purchase Payment will be priced within two business days after it is received by us in good order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received in good order after Market Close, the initial Purchase Payment will be priced within two business days after the next business day. We allocate your initial Purchase Payments as of the date such Purchase Payments are priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days, we will send your money back to you, or obtain your permission to keep your money until we get the information necessary to issue the contract.

Any subsequent Purchase Payment will be priced as of the day it is received by us in good order if the request is received before Market Close. If the subsequent Purchase Payment is received after Market Close, it will be priced as of the next business day. We invest your subsequent Purchase Payments in the Variable Portfolios and Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your allocation instructions on file.

Purchase Payments submitted by check can only be accepted by the Company at the following address:

AIG SunAmerica Life Assurance Company
P.O. Box 100330
Pasadena, CA 91189-0330

Purchase payments sent to the Annuity Service Center will be forwarded to the address above.

Overnight deliveries of Purchase Payments can only be accepted at the following address:

JP Morgan Chase National Processing Center
Lock Box 100330
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065

Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the appropriate address.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before that day's Market Close, or on the next business day's unit value if we receive your money after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the NYSE is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable daily asset based charges;
        and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

EXAMPLE:

We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

     Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

RIGHT TO EXAMINE


You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check with your financial representative. To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.


If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request.

Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. If your contract was issued in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract.

With respect to those contracts, we reserve the right to invest your money in the Cash Management Variable Portfolio during the free look period. If we place your money in the Cash Management Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period.

EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

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                               INVESTMENT OPTIONS
        ----------------------------------------------------------------
        ----------------------------------------------------------------

VARIABLE PORTFOLIOS

The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.


The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.



The Variable Portfolios offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment adviser and/or subadviser(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.



We review the Variable Portfolios periodically and may make changes if we determine that a Variable Portfolio no longer satisfies one or more of the selection criteria and/or if the Variable Portfolio has not attracted significant allocations from contract owners. We have included the Anchor Series Trust and SunAmerica Series Trust at least in part because they are managed by AIG SunAmerica Asset Management Corp., a wholly-owned subsidiary of the Company.



You are responsible for allocating Purchase Payments to the Variable Portfolios as is appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolios you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.



We do not provide investment advice, nor do we recommend or endorse any particular Variable Portfolio. The Variable Portfolios along with their respective advisers are listed below.


     AMERICAN FUNDS INSURANCE SERIES - CLASS 2

     Capital Research and Management Company is the investment adviser to American Funds Insurance Series ("AFIS").


     ANCHOR SERIES TRUST - CLASS 2


     AIG SunAmerica Asset Management Corp. ("AIG SAAMCo"), an indirect wholly-owned subsidiary of AIG, is the investment adviser and various managers are the subadviser to Anchor Series Trust ("AST").

     LORD ABBETT SERIES FUND, INC. - CLASS VC

     Lord, Abbett & Co. LLC is the investment adviser to Lord Abbett Series Fund, Inc. ("LASF").

     SUNAMERICA SERIES TRUST - CLASS 2


     AIG SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST").


     As noted below, certain Variable Portfolios invest in Class 3 shares of SAST.


     VAN KAMPEN LIFE INVESTMENT TRUST - CLASS II

     Van Kampen Asset Management is the investment adviser to Van Kampen Life Investment Trust ("VKT").


              (SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

                   VARIABLE PORTFOLIOS                                      MANAGED BY:                   TRUST  ASSET CLASS
                   -------------------                                      -----------                   -----  -----------
Aggressive Growth Portfolio                                 AIG SunAmerica Asset Management Corp.         SAST   STOCK
Alliance Growth Portfolio                                   AllianceBernstein L.P.                        SAST   STOCK
American Funds Global Growth Portfolio                      Capital Research and Management Company       AFIS   STOCK
American Funds Growth-Income Portfolio                      Capital Research and Management Company       AFIS   STOCK
American Funds Growth Portfolio                             Capital Research and Management Company       AFIS   STOCK
Asset Allocation Portfolio                                  Edge Asset Management, Inc.****               AST    BALANCED
Balanced Portfolio                                          J.P. Morgan Investment Management Inc.        SAST   BALANCED
Blue Chip Growth Portfolio                                  AIG SunAmerica Asset Management Corp.         SAST   STOCK
Cash Management Portfolio                                   Columbia Management Advisors, LLC             SAST   CASH
Capital Appreciation Portfolio                              Wellington Management Company, LLP            AST    STOCK
Capital Growth Portfolio                                    OppenheimerFunds, Inc.                        SAST   STOCK
Corporate Bond Portfolio                                    Federated Investment Management Company       SAST   BONDS
Davis Venture Value Portfolio                               Davis Selected Advisers LLC                   SAST   STOCK
"Dogs" of Wall Street Portfolio*                            AIG SunAmerica Asset Management Corp.         SAST   STOCK
Equity Opportunities Portfolio                              OppenheimerFunds, Inc.                        SAST   STOCK
Foreign Value Portfolio**                                   Templeton Investment Counsel, LLC             SAST   STOCK
Fundamental Growth Portfolio                                Wells Capital Management, Inc.                SAST   STOCK
Global Bond Portfolio                                       Goldman Sachs Asset Management International  SAST   BONDS
Global Equities Portfolio                                   J.P. Morgan Investment Management Inc.        SAST   STOCK
Government and Quality Bond Portfolio                       Wellington Management Company, LLP            AST    BONDS
Growth-Income Portfolio                                     AllianceBernstein L.P.                        SAST   STOCK
Growth Opportunities Portfolio                              Morgan Stanley Investment Management Inc.***  SAST   STOCK
Growth Portfolio                                            Wellington Management Company, LLP            AST    STOCK
High-Yield Bond Portfolio                                   AIG SunAmerica Asset Management Corp.         SAST   BONDS
International Diversified Equities Portfolio                Morgan Stanley Investment Management Inc.***  SAST   STOCK
International Growth and Income Portfolio                   Putnam Investment Management, Inc.            SAST   STOCK
Lord Abbett Growth and Income Portfolio                     Lord, Abbett & Co. LLC                        LASF   STOCK
Marsico Focused Growth Portfolio**                          Marsico Capital Management, LLC               SAST   STOCK
MFS Massachusetts Investors Trust Portfolio*                Massachusetts Financial Services Company      SAST   STOCK
MFS Total Return Portfolio**                                Massachusetts Financial Services Company      SAST   BALANCED
Mid-Cap Growth Portfolio                                    J.P. Morgan Investment Management, Inc.       SAST   STOCK
Natural Resources Portfolio                                 Wellington Management Company, LLP            AST    STOCK
Small & Mid Cap Value Portfolio**                           AllianceBernstein L.P.                        SAST   STOCK
Technology Portfolio                                        Columbia Management Advisors, LLC             SAST   STOCK
Telecom Utility Portfolio                                   Massachusetts Financial Services Company      SAST   STOCK
Van Kampen LIT Comstock Portfolio Class II Shares*          Van Kampen Asset Management                   VKT    STOCK
Van Kampen LIT Growth and Income Portfolio Class II Shares  Van Kampen Asset Management                   VKT    STOCK
Van Kampen LIT Strategic Growth Portfolio Class II Shares   Van Kampen Asset Management                   VKT    STOCK
Worldwide High Income Portfolio                             Morgan Stanley Investment Management Inc.***  SAST   BONDS



* "Dogs" of Wall Street Portfolio is an equity fund seeking total return including capital appreciation and current income. MFS Massachusetts Investors Trust Portfolio is an equity fund seeking reasonable current income and long-term growth of capital and income. Van Kampen LIT Comstock Portfolio is an equity fund seeking capital growth and income.



** Class 3 shares of SAST.



*** Morgan Stanley Investment Management Inc. does business in certain instances using the name "Van Kampen."



**** Edge Asset Management, Inc. was formerly known as WM Advisors, Inc.


 YOU SHOULD READ THE ACCOMPANYING PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE PORTFOLIOS, INCLUDING EACH
          VARIABLE PORTFOLIO'S INVESTMENT OBJECTIVE AND RISK FACTORS.

FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the minimum guaranteed interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     - Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     - Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     - Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.

DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to the Variable Portfolios according to your instructions or your current allocation instruction on file.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to the Variable Portfolios. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.

DOLLAR COST AVERAGING PROGRAM

The DCA program allows you to invest gradually in the Variable Portfolios at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, Fixed Account or DCA Fixed Account ("source account") to any other Variable Portfolio ("target account"). Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Fixed Accounts are not available as target accounts for the DCA program. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.

We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Account only accepts initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or Fixed Account into a DCA Fixed Account.

If you chose to allocate subsequent Purchase Payments to an active DCA program with a Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will be applicable to that subsequent Purchase Payment. Further, we will begin moving that subsequent Purchase Payment into your target allocations on the same day of the month as the initial active DCA program. Therefore, you may not receive a full 30 days interest prior to the first transfer to the target accounts.


You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Accounts, we transfer the remaining money according to your current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

     EXAMPLE OF DCA PROGRAM:

Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:

    -------------------------------------------------------------------------
            MONTH             ACCUMULATION UNIT          UNITS PURCHASED
    -------------------------------------------------------------------------
              1                     $ 7.50                     100
              2                     $ 5.00                     150
              3                     $10.00                      75
              4                     $ 7.50                     100
              5                     $ 5.00                     150
              6                     $ 7.50                     100
    -------------------------------------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.


POLARIS PORTFOLIO ALLOCATOR PROGRAM



PROGRAM DESCRIPTION



The Polaris Portfolio Allocator program may be offered to you at no additional cost to assist in diversifying your investment across various asset classes. The Polaris Portfolio Allocator program allows you to choose from one of the several Polaris Allocator models designed to assist in meeting your stated investment goals. Each Portfolio Allocator model is comprised of a carefully selected combination of Variable Portfolios representing various asset classes. The Portfolio Allocator models allocate amongst the various asset classes to attempt to match a stated investment time horizon and risk tolerance. Please contact your financial representative about investment in the Polaris Portfolio Allocator program.



ENROLLING IN THE POLARIS PORTFOLIO ALLOCATOR PROGRAM


You may enroll in the Polaris Portfolio Allocator program by selecting the Portfolio Allocator model on the contract application form. You and your financial representative should determine the model most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the use of a model by providing a written reallocation request, calling our Annuity Service Center or logging onto our website.


You may also choose to invest gradually into a Portfolio Allocator model through the DCA program. SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE. You may only invest in one model at a time. You may also invest in Variable Portfolios outside your selected Portfolio Allocator model. However, an investment or transfer into or out of one of the Variable Portfolios that are included in your Portfolio Allocator model outside the specifications in the Portfolio Allocator model will effectively terminate your participation in the model.



WITHDRAWALS


You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the selected Asset Allocation model unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Asset Allocation model, your investment may no longer be consistent with the Asset Allocation model's intended objectives. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.


REBALANCING THE MODELS


You can elect to have your investment in the Portfolio Allocator models rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the model you selected. Only those Variable Portfolios within the Portfolio Allocator model you selected will be rebalanced. Investments in other Variable Portfolios not included in the model cannot be rebalanced if you wish to maintain your current model allocations.

The models are not intended as ongoing advice about investing in the Variable Portfolios, and we do not provide investment advice regarding whether a model should be revised or whether it remains appropriate to invest in accordance with any particular model. Therefore, over time, the asset allocation model you select may no longer align with its original investment objective due to the effects of Variable Portfolio performance, changes in the Variable Portfolios, and the ever-changing investment markets. In addition, your investment needs may change. You should speak with your financial representative about how to keep your Variable Portfolio allocations in line with your investment goals.


IMPORTANT INFORMATION ABOUT THE POLARIS PORTFOLIO ALLOCATOR PROGRAM



The Polaris Portfolio Allocator program does not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Portfolio Allocator models may have been built. Also, allocation to a single asset class may outperform a model, so that you could have better investment returns investing in a single asset class than in a Portfolio Allocator model. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any Variable Portfolio chosen for a particular model will perform well or that its performance will closely reflect that of the asset class it is designed to represent.


The Portfolio Allocator models represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the models meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning the specific Portfolio Allocator models can be obtained from your financial representative.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE POLARIS PORTFOLIO ALLOCATOR PROGRAM AT ANY TIME.


TRANSFERS DURING THE ACCUMULATION PHASE


Subject to our rules, restrictions and policies, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any Fixed Accounts by telephone or through the Company's website (www.aigsunamerica.com) or in writing by mail or facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

Any transfer request will be priced as of the day it is received by us in good order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed Accounts. You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.

TRANSFER POLICIES


We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the contract owner, a reduction in contract value may also be harmful to annuitants and/or beneficiaries.


We have adopted the following administrative procedures to discourage Short-Term Trading.

We charge for transfers in excess of 15 in any contract year. Currently, the fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not counted towards the number of free transfers per contract year.


In addition to charging a fee when you exceed 15 transfers as described in the preceding paragraph, all transfer requests in excess of 5 transfers within a rolling six-month look-back period must be submitted by United States Postal Service first-class mail ("U.S. Mail") for twelve months from the date of your 5th transfer request ("Standard U.S. Mail Policy"). For example, if you made a transfer on August 16, 2007 and within the previous six months (from February 17, 2007 forward) you made 5 transfers including the August 16th transfer, then all transfers made for twelve months after August 16, 2007 must be submitted by U.S. Mail (from August 17, 2007 through August 16, 2008). U.S. Mail includes any U.S. Postal Service delivery method that offers delivery no sooner than U.S. Postal Service first-class mail, as determined in the Company's sole discretion. We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer. All transfers made on the same day prior to Market Close are considered one transfer request. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy. We apply the Standard U.S. Mail

Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.


We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which reflect what we consider to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make;
(2) impose minimum holding periods; (3) reject any premium payment or transfer request; and/or (4) terminate your transfer privileges. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.


Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject or impose other conditions on transfer privileges include:

     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;


     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;



     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or



     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.



Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short- Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.



The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.



Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.



WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.



For information regarding transfers during the Income Phase, SEE INCOME OPTIONS BELOW.



UNDERLYING FUND FREQUENT TRADING POLICIES



Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures. While the Underlying Funds have their own policies and procedures that we may be obligated to enforce, you should assume that any protection you may have against potential harm from Short-Term trading is the protection provided by our Transfer Policies described above.



Under rules adopted by the Securities and Exchange Commission, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.



It is likely that most of the Underlying Funds' investments outside of this contract are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term trading, there may be a negative impact to the owners of the Underlying Fund, as well as the intermediaries (including the Separate Account and the Variable Portfolios), invested in the such Underlying Fund. Further, if an Underlying Fund believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in activities that violate an Underlying Fund's short-term trading policies, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.


AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Under the Automatic Asset Rebalancing program, your investments in the Variable Portfolios are periodically rebalanced to return your allocations to the percentages given at your last instruction for no additional charge. Automatic Asset Rebalancing typically involves shifting a portion of your money out of a Variable Portfolio with a higher return into a Variable Portfolio with a lower return. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year. If you are invested in a Portfolio Allocator model, please refer to the Polaris Portfolio Allocator Program section of the prospectus above, for more information.

     EXAMPLE OF AUTOMATIC ASSET REBALANCING PROGRAM:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in a bond Variable Portfolio and 50% in a stock Variable Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the bond Variable Portfolio now represents 60% of your holdings because it has increased in value and the growth Variable Portfolio represents 40% of your holdings. If you chose quarterly rebalancing, on the last day of that quarter, we would sell some of your Accumulation Units in the bond Variable Portfolio to bring its holdings back to 50% and use the money to buy more Accumulation Units in the stock Variable Portfolio to increase those holdings to 50%.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME.

VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, we may be required to obtain SEC approval or your approval.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                              ACCESS TO YOUR MONEY
        ----------------------------------------------------------------
        ----------------------------------------------------------------


You can access money in your contract by making a partial or total withdrawal, and/or by receiving annuity income payments during the Income Phase. SEE INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in good order, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.

Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in any Variable Portfolio or Fixed Accounts be at least $100, after the withdrawal and your total contract value must be at least $500. The request for withdrawal must be in writing. For withdrawals of $500,000 and more, you must submit a signature guarantee at the time of your request. Unless you provide us with different instructions, partial withdrawals will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested. IN THE EVENT THAT A PROPORTIONATE PARTIAL WITHDRAWAL WOULD CAUSE THE VALUE OF ANY VARIABLE PORTFOLIO OR FIXED ACCOUNT INVESTMENT TO BE LESS THAN $100, WE WILL CONTACT YOU TO OBTAIN ALTERNATE INSTRUCTIONS ON HOW TO STRUCTURE THE WITHDRAWAL.


Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $250. There must be at least $100 remaining in your contract at all times. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age
59 1/2.


The program is not available to everyone. Please contact our Annuity Service Center which can provide the necessary enrollment forms.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract value is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

        ----------------------------------------------------------------
        ----------------------------------------------------------------

                                 DEATH BENEFITS

        ----------------------------------------------------------------
        ----------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.


We do not pay a death benefit if you die after you begin the Income Phase; your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. SEE INCOME OPTIONS BELOW.


You designate your Beneficiary, who will receive any death benefit payments. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. If your contract is jointly owned, the surviving joint owner is the sole beneficiary.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in good order (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next business day. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.


If a Beneficiary does not elect a settlement option, within 60 days of our receipt of all required paperwork and satisfactory proof of death, we pay a lump sum death benefit to the Beneficiary.


The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the Contract. SEE SPOUSAL CONTINUATION BELOW.

A Beneficiary may also elect to continue the contract and take the death benefit amount in a series of payments based upon the Beneficiary's life expectancy under the Extended Legacy program described below, subject to the applicable Internal Revenue Code distribution requirements. Payments must begin no later than the first anniversary of death for Non-qualified contracts or December 31st of the year following the year of death for IRAs. Your Beneficiary cannot participate in the Extended Legacy program if he/she has already elected another settlement option. Beneficiaries who do not begin taking payments within these specified time periods will not be eligible to elect an income option or participate in the Extended Legacy program.



EXTENDED LEGACY PROGRAM AND BENEFICIARY CONTINUATION OPTIONS



The Extended Legacy program can allow a Beneficiary to take the death benefit amount in the form of annuity income payments over a longer period of time with the flexibility to withdraw more than the IRS required minimum distribution. The contract continues in the original owner's name for the benefit of the Beneficiary. The Extended Legacy program allows the Beneficiary to take withdrawals in the form of a series of payments similar to the required minimum distributions under an IRA. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the owner's death.



A Beneficiary may withdraw all or a portion of the contract value at any time, name their own beneficiary to receive any remaining unpaid amount in the contract in the event of their death and make transfers among investment options. Participation in the program may impact certain features of the contract that are detailed in the Death Claim Form. Please see your financial representative for additional information.



If the Beneficiary elects to participate in this program and the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value.


Other Beneficiary Continuation Options


Alternatively to the Extended Legacy program, the Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the entire contract value must be distributed by the fifth anniversary of death for Non-qualified contracts or by December 31st of the year containing the fifth anniversary of death for IRAs. For IRAs, the 5-year payout option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original owner reaches the age of 70 1/2).



Please consult a qualified advisor regarding tax implications of these options and your particular circumstances.


DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We define Net Purchase Payments as Purchase Payments less an adjustment for each withdrawal, including fees and charges applicable to that withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equals total Purchase Payments into your contract. To calculate the adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.

To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced, by taking the amount of the withdrawal in relation to the contract value immediately before the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

THE COMPANY DOES NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER YOUR 86TH BIRTHDAY.

DEATH BENEFIT OPTIONS


This contract provides two death benefit options: the Purchase Payment Accumulation Option and the Maximum Anniversary Option. In addition, you may also elect the optional EstatePlus feature, described below. These elections must be made at the time you purchase your contract and once made, cannot be changed or terminated. You may pay for the optional EstatePlus feature and your Beneficiary may never receive the benefit once you begin the Income Phase on or before the Latest Annuity Date.

OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greatest of:


     1. Contract value; or


     2. Net Purchase Payments compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments recorded after the date of death; and reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of the withdrawal; or

     3. the contract value on the seventh contract anniversary, plus any Purchase Payments since the seventh contract anniversary; and reduced for any withdrawals since the seventh contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any purchase payments recorded after the date of death; and reduced for each withdrawal recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

OPTION 2 - MAXIMUM ANNIVERSARY OPTION

The death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Net Purchase Payments since that contract anniversary.

If you are age 90 or older at the time of death and selected the Maximum Anniversary Option, the death benefit will be equal to contract value at the time we receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of this Option if:

     - you are age 81 or older at the time of contract issue; or

     - you are age 90 or older at the time of your death.

The Death Benefit on contracts issued before October 24, 2001 would be subject to a different calculation. Please see the Statement of Additional Information for details.

For contracts in which the aggregate of all Purchase Payments in contracts issued by AIG SunAmerica Life and/or First SunAmerica to the same owner/annuitant are in excess of $1,000,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

OPTIONAL ESTATEPLUS BENEFIT


EstatePlus, an optional earnings enhancement benefit of your contract, may increase the death benefit amount if you have earnings in your contract at the time of death. The fee for the benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolios. EstatePlus is not available if you are age 81 or older at the time we issue your contract.


You must elect EstatePlus at the time we issue your contract and you may not terminate this election. Furthermore, EstatePlus is not payable after the Latest Annuity Date. You may pay for EstatePlus and your Beneficiary may never receive the benefit if you live past the Latest Annuity Date.

We will add a percentage of your contract earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Benefit"), to the death benefit payable. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit.

The table below applies to contracts issued prior to your 70th birthday:

----------------------------------------------------------------------------
   CONTRACT YEAR              ESTATEPLUS                    MAXIMUM
      OF DEATH                PERCENTAGE              ESTATEPLUS BENEFIT
----------------------------------------------------------------------------
 Years 0 - 4           25% of Earnings             40% of Net Purchase
                                                   Payments
----------------------------------------------------------------------------
 Years 5 - 9           40% of Earnings             65% of Net Purchase
                                                   Payments*
----------------------------------------------------------------------------
 Years 10+             50% of Earnings             75% of Net Purchase
                                                   Payments*
----------------------------------------------------------------------------

The table below applies to contracts issued on or after your 70th birthday but prior to your 81st birthday:

---------------------------------------------------------------------------------
      CONTRACT YEAR                ESTATEPLUS                    MAXIMUM
        OF DEATH                   PERCENTAGE              ESTATEPLUS BENEFIT
---------------------------------------------------------------------------------
 All Contract Years         25% of Earnings             40% of Net Purchase
                                                        Payments*
---------------------------------------------------------------------------------

* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods during which you have owned your contract ending on the date of death. Your Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the table above.

What is the EstatePlus Percentage?

We determine the EstatePlus benefit using the EstatePlus Percentage, indicated in the table above, which is a specified percentage of the earnings in your contract on the date of death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If there are no earnings in your contract at the time of death, the amount of your EstatePlus benefit will be zero.

What is the Maximum EstatePlus Benefit?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of your Net Purchase Payments, as indicated in the table above.

EstatePlus may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please contact your financial representative for information regarding availability.


A Continuing Spouse may continue EstatePlus if they are age 80 or younger on the Continuation Date or terminate the benefit. If a Continuing Spouse is age 81 or older on the Continuation Date, they may continue the contract only and may not continue the EstatePlus feature. If the Continuing Spouse terminates EstatePlus or dies after the Latest Annuity Date, no EstatePlus benefit will be payable to the Continuing Spouse's Beneficiary. SEE SPOUSAL CONTINUATION BELOW.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ESTATEPLUS (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

SPOUSAL CONTINUATION


The Continuing Spouse may elect to continue the contract after your death. Generally, the contract, its benefits and elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. A spousal continuation can only take place once, upon the death of the original owner of the contract. If the Continuing Spouse terminates any optional death benefit or dies after the Latest Annuity Date, no optional death benefit will be payable to the Continuing Spouse's Beneficiary.


To the extent that the Continuing Spouse invests in the Variable Portfolios, they will be subject to investment risk as was the original owner.


Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original owner, exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original owner ("Continuation Date"). The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the contract. SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS AFTER A SPOUSAL CONTINUATION.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

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                                    EXPENSES
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There are fees and expenses associated with your contract which reduce your investment return. We will not increase the contract fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund fees may increase or decrease. Some states may require that we charge less than the amounts described below. FOR STATE-SPECIFIC EXPENSES, PLEASE SEE APPENDIX C -- STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS.


We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment adviser and/or subadvisers (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH THE DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.


SEPARATE ACCOUNT EXPENSES

The mortality and expense risk charge and distribution expense charge is 1.52% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of

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

administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEE


Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Fund. These fees may vary. They are not fixed or specified in your annuity contract, rather the Underlying Funds are governed by their own boards of trustees.



12b-1 FEES


Shares of certain Trusts may be subject to fees imposed under a distribution and/or servicing plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.


There is an annualized 0.25% fee applicable to Class II shares of the Van Kampen Life Investment Trust, Class 2 shares of the American Funds Insurance Series, and Class 3 shares of SunAmerica Series Trust, and an annualized 0.15% fee applicable to Class 2 of the Anchor Series Trust and SunAmerica Series Trust. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.


For more detailed information on these Underlying Fund fees, refer to the prospectuses for the Trusts.

TRANSFER FEE

Generally, we permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. SEE TRANSFERS DURING THE ACCUMULATION PHASE ABOVE.

OPTIONAL ESTATEPLUS FEE


The annualized fee for the optional EstatePlus benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s).


PREMIUM TAX


Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. We deduct these premium tax charges when you fully surrender your contract or begin the Income Phase. In the future, we may deduct this premium tax at the time you make a Purchase Payment or upon payment of a death benefit. SEE STATE APPENDIX BELOW.


INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

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                                 INCOME OPTIONS
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ANNUITY DATE


During the Income Phase, we use the money accumulated in your contract to make regular annuity income payments to you. You may begin the Income Phase any time after your second contract anniversary. You must provide us with a written request of the date you want annuity income payments to begin. Your annuity date is the first day of the month you select annuity income payments to begin ("Annuity Date"). You may change your Annuity Date, so long as you do so at least seven days before the annuity income payments are scheduled to begin. Except as indicated under Option 5 below, once you begin receiving annuity income payments, you cannot otherwise access your money through a withdrawal or surrender.



We do not pay a death benefit to your Beneficiary once you begin the Income Phase. SEE DEATH BENEFITS ABOVE.


Annuity income payments must begin on or before your Latest Annuity Date. If you do not choose an Annuity Date, your annuity income payments will automatically begin on the Latest Annuity Date.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences. In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES BELOW.


ANNUITY INCOME OPTIONS



You must contact us to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your income option before beginning the Income Phase. If you elect to receive annuity income payments but do not select an income option, your annuity income payments shall be in accordance with income Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is income Option 3 for a period of 10 years.


We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new annuitant election, you may not select an annuity income option based on the life of the Annuitant.


INCOME OPTION 1 - LIFE INCOME ANNUITY



This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.



INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY



This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.



INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 YEARS
GUARANTEED


This option is similar to Option 2 above, with an additional guarantee of payments for at least 10. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.


INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED



This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.



INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD



This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable annuity income payments.



The value of an Annuity Unit, regardless of the option chosen, takes into account the mortality and expense risk charge. Since income Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.


Please read the Statement of Additional Information for a more detailed discussion of the annuity income options.

FIXED OR VARIABLE INCOME PAYMENTS


You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed.



ANNUITY INCOME PAYMENTS


We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     - for life options, your age when annuity income payments begin; and

     - the contract value attributable to the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. SEE ALSO ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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                                     TAXES
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NOTE:  THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS, AND
GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.


If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.


If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another Qualified Contract.


AGGREGATION OF CONTRACTS



All Non-Qualified Contracts that are issued by us (or our affiliates) to you during any calendar year will be treated as one annuity contract for purposes of determining the taxable amount of any distribution


TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS


If you make partial or total withdrawals from a Non-qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other purchase payments and earnings in the contract. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     - after attaining age 59 1/2;

     - when paid to your beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age
       59 1/2, whichever is later;

     - under an immediate annuity contract;

     - which are attributable to Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS (INCLUDING GOVERNMENTAL 457(b) ELIGIBLE DEFERRED COMPENSATION PLANS)


Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from Qualified Contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.


The taxable portion of any withdrawal or income payment from a Qualified Contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     - after attainment of age 59 1/2;

     - when paid to your beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs)

     - for payment of health insurance if you are unemployed and meet certain requirements

     - distributions from IRAs for higher education expenses

     - distributions from IRAs for first home purchases


     - amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty.



The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the Code, regulations, IRS pronouncements, and other applicable legal authorities. The Department of the Treasury published proposed 403(b) regulations on November 16, 2004. These Treasury regulations, when issued in final form, could affect or limit contractual rights, including but not limited to the right to transfer amounts to another provider. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.


If you are purchasing the Contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the Contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the Contract itself is a qualifying arrangement (as with a 403(b) annuity or Individual Retirement Annuity), the Contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the Contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.


MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own an IRA, you must begin taking distributions when you attain age 70 1/2. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

The IRS issued regulations, effective January 1, 2003, regarding required minimum distributions from Qualified annuity contracts. One of the regulations effective January 1, 2006 requires that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and living benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax advisor.

TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-qualified annuity contract.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT


If you transfer ownership of your Non-qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-qualified contract.


The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.


The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-qualified Contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.


These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

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                               OTHER INFORMATION
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AIG SUNAMERICA LIFE

The Company is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, the Company redomesticated under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

Circumstances affecting AIG can have an impact on the Company. For example, downgrades or other ratings actions taken by the major rating agencies with respect to AIG can result in corresponding downgrades and ratings actions being taken with respect to the Company's ratings.


THE DISTRIBUTOR



AIG SunAmerica Capital Services, Inc., ("AIG SACS") Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG SACS, an affiliate of the Company, is a registered broker-dealer under the Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No underwriting fees are retained by AIG SACS in connection with the distribution of the contracts.


THE SEPARATE ACCOUNT

The Company established the Separate Account, Variable Annuity Account Four, under California law on November 8, 1994. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

The Company owns the assets in the Separate Account. However, the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by the Company. Income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

THE GENERAL ACCOUNT


Money allocated to any Fixed Accounts goes into the Company's general account. The general account consists of all of the company's assets other than assets attributable to a Separate Account. All of the assets in the general account are chargeable with the claims of any of the Company's contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.



The Company has a support agreement in effect between the Company and its ultimate parent company, AIG. The Company's insurance policy obligations for individual and group contracts issued prior to December 29, 2006 at 4:00 p.m. Eastern Time, are guaranteed (the "Guarantee") by American Home Assurance Company ("American Home"), a subsidiary of AIG and an affiliate of the Company. See the Statement of Additional Information for more information regarding these arrangements.



GUARANTEE OF INSURANCE OBLIGATIONS



On December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated. The Guarantee will not cover any contracts or certificates with a date of issue later than the Point of Termination. The Guarantee will continue to cover individual contracts, individual certificates and group unallocated contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts or certificates are satisfied in full. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and annuity income options. The Guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The Guarantee provides that individual contract owners, individual certificate holders and group unallocated contract owners with a date of issue earlier than the Point of Termination can enforce the Guarantee directly.



American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of AIG.



PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT



PAYMENTS WE MAKE



We make payments in connection with the distribution of the contracts that generally fall into the three categories below.



COMMISSIONS. Registered representatives of broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and AIG SACS. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 2.50% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 0.25% of contract value annually. The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program.



ADDITIONAL CASH COMPENSATION. We may pay selling firms support fees in the form of additional cash compensation. These payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us or a flat fee. These payments may be consideration for, among other things, product placement/preference, greater access to train and educate the selling firm's registered representatives about our products, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our products. The amount of these fees may be tied to the anticipated level of our access in that selling firm. We enter into such arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ between selling firms. We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from the fees and charges collected under the contract.



NON-CASH COMPENSATION. Some registered representatives may receive various types of non-cash compensation such as gifts and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and NASD rules.



Commissions and other support fees may influence the way that a selling firm and its registered representatives market the contract and service customers who purchase the contract, and may influence the selling firm and its registered representatives to present this contract over others available in the market place. YOU SHOULD DISCUSS WITH YOUR SELLING FIRM AND/OR REGISTERED REPRESENTATIVE HOW THEY ARE COMPENSATED FOR SALES OF A CONTRACT AND/OR ANY RESULTING REAL OR PERCEIVED CONFLICTS OF INTEREST.



PAYMENTS WE RECEIVE



We may directly or indirectly receive payments from the Trusts, their investment advisers, sub-advisers and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. We generally receive three kinds of payments.



RULE 12B-1 OR SERVICE FEES. We receive either 12b-1 or service fees of up to 0.25% of the average daily assets of the Underlying Funds in the Contracts from certain Trusts. These fees are deducted directly from the assets of the Underlying Funds. Please see EXPENSES above.



ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.50% annually based on assets under management from certain Trusts' investment advisers, subadvisers and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the investment management fees deducted from assets of the Underlying Funds. Contract owners, through their indirect investment in the Trusts, bear the costs of these investment management fees. These amounts are generally based on assets under management from certain Trusts' investment advisers or their affiliates and vary by Trust. Some investment advisers, subadvisers and/or distributors (or affiliates thereof) pay us more than others. Such amounts received from AIG SAAMCo, our wholly-owned subsidiary, are paid pursuant to a profit sharing agreement and are not expected to exceed 0.50% annually based on assets under management.



OTHER PAYMENTS. Certain investment advisers, subadvisers and/or distributors (or affiliates thereof) may help offset the costs we incur for training to support sales of the Underlying Funds in the contract. These amounts may provide such advisers and/or subadvisers access to national and regional sales conferences attended by our employees and registered representatives. In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisers, subadvisers and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.


ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-SUN2, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

LEGAL PROCEEDINGS


Along with other companies, the Company has received subpoenas for information in connection with an ongoing investigation by the Securities & Exchange Commission ("SEC") and the United States Department of Justice ("DOJ") concerning the issuance of guaranteed investment contracts in connection with tax exempt issuances. The Company is cooperating fully with the investigation. The impact of this matter, if any, on the Company's financial position cannot be reasonably estimated at this time.



On February 9, 2006, AIG announced that it had reached a resolution of claims and matters under investigation with the DOJ, the SEC, the Office of the New York Attorney General and the New York State Department of Insurance ("NYAG and DOI"). The settlements resolved outstanding litigation filed by the SEC, NYAG and DOI against AIG and conclude negotiations with these authorities and the DOJ in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company obtained temporary permission from the SEC to continue to serve as a depositor for separate accounts. The Company expects permanent permission to be forthcoming, as the SEC has granted this type of relief to others in the past in similar circumstances. There is no assurance that permanent permission will be granted, however. Accordingly, no assurance can be given that any further changes in circumstances for AIG will not impact the Company.

There are no pending legal proceedings affecting the Separate Account. Various lawsuits against the Company and its subsidiaries have arisen in the ordinary course of business. In addition, various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company and its subsidiaries, such as through financial examinations, market conduct exams or regulatory inquiries. In management's opinion, except as noted above, these matters are not material in relation to the financial position of the Company.


FINANCIAL STATEMENTS

AIG SUPPORT AGREEMENT

AIG has entered into a support agreement with the Company under which AIG has agreed to cause the Company to maintain a minimum net worth and liquidity to meet its policy obligations. The support agreement requires AIG to make payments solely to the Company and not to the policyholders. Under no circumstance can a policyholder proceed directly against AIG for payment on its own behalf; all actions under the support agreements must be brought by the Company, or if the Company fails to enforce its rights, by a policyholder on behalf of the Company.

WHERE YOU CAN FIND MORE INFORMATION

The SEC allows us to "incorporate by reference" some of the information the Company and AIG files with the SEC, which means that we can disclose important information to you by referring you to those documents. The information incorporated by reference is considered to be a part of this prospectus.


The consolidated financial statements, the financial statement schedules and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control over Financial Reporting) incorporated in this prospectus by reference to the Annual Report on Form 10-K of AIG for the fiscal year ended December 31, 2006 have been so incorporated in reliance on the report (which contains an adverse opinion on the effectiveness of internal control over financial reporting) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.



AIG is subject to the informational requirements of the Exchange Act. AIG files reports and other information with the SEC to meet those requirements. AIG files this information electronically pursuant to EDGAR, and it is available to the public through the SEC's website at http://www.sec.gov and AIG's website at http://www.aig.com. You can also inspect and copy this information at SEC public facilities at the following locations:


WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial, Room 4300
New York, NY 10281

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

AIG SunAmerica Life Assurance Company
Annuity Service Center
P.O. Box 54299
Los Angeles, California 90054-0299
Telephone Number: (800) 445-SUN2

The financial statements of the Company, the Separate Account and American Home can be found in the Statement of Additional Information ("SAI"). You may obtain a free copy of this SAI if you contact our Annuity Service Center at 800-445-SUN2.


REGISTRATION STATEMENTS



Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, American Home, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
        ----------------------------------------------------------------
        ----------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-SUN2. The contents of the SAI are listed below.


Separate Account................................    3
American Home Assurance Company.................    3
General Account.................................    3
Support Agreement Between the Company and AIG...    4
Performance Data................................    4
Annuity Income Payments.........................    6
Annuity Unit Values.............................    6
Death Benefit Options for Contracts Issued
  Before October 24, 2001.......................    9
Death Benefits Following Spousal Continuation
  for Contracts Issued Before October 24,
  2001..........................................   10
Taxes...........................................   12
Distribution of Contracts.......................   20
Financial Statements............................   20

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       APPENDIX A - CONDENSED FINANCIALS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                          FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                             ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
              PORTFOLIOS                    12/31/01       12/31/02       12/31/03       12/31/04       12/31/05       12/31/06
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH - SAST Class 2 Shares
(Inception Date - 7/9/01)
        Beginning AUV..................   (a)$15.970     (a)$13.627     (a)$10.092     (a)$12.750     (a)$14.643     (a)$15.658
                                          (b)$15.970     (b)$13.621     (b)$10.062     (b)$12.680     (b)$14.527     (b)$15.496
        End AUV........................   (a)$13.627     (a)$10.092     (a)$12.750     (a)$14.643     (a)$15.658     (a)$17.446
                                          (b)$13.621     (b)$10.062     (b)$12.680     (b)$14.527     (b)$15.496     (b)$17.221
        Ending Number of AUs...........   (a)21,673      (a)41,145      (a)60,005      (a)55,327      (a)89,057      (a)41,385
                                          (b)8,449       (b)12,792      (b)13,028      (b)10,626      (b)6,482       (b)5,333
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCE GROWTH - SAST Class 2 Shares
(Inception Date - 7/9/01)
        Beginning AUV..................   (a)$32.786     (a)$32.462     (a)$21.935     (a)$27.140     (a)$28.811     (a)$33.044
                                          (b)$32.786     (b)$32.395     (b)$21.836     (b)$26.949     (b)$28.536     (b)$32.647
        End AUV........................   (a)$32.462     (a)$21.935     (a)$27.140     (a)$28.811     (a)$33.044     (a)$32.748
                                          (b)$32.395     (b)$21.836     (b)$26.949     (b)$28.536     (b)$32.647     (b)$32.274
        Ending Number of AUs...........   (a)97,729      (a)227,946     (a)229,139     (a)175,154     (a)150,198     (a)119,922
                                          (b)21,106      (b)40,550      (b)32,571      (b)28,816      (b)14,170      (b)10,643
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 2 Shares
(Inception Date - 7/28/03)
        Beginning AUV..................   (a)N/A         (a)N/A         (a)$12.479     (a)$14.591     (a)$16.310     (a)$18.325
                                          (b)N/A         (b)N/A         (b)$12.447     (b)$14.537     (b)$16.209     (b)$18.167
        Ending AUV.....................   (a)N/A         (a)N/A         (a)$14.591     (a)$16.310     (a)$18.325     (a)$21.736
                                          (b)N/A         (b)N/A         (b)$14.537     (b)$16.209     (b)$18.167     (b)$21.494
        Ending Number of AUs...........   (a)N/A         (a)N/A         (a)10,818      (a)161,894     (a)191,729     (a)168,966
                                          (b)N/A         (b)N/A         (b)10,669      (b)23,484      (b)24,963      (b)18,534
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 2 Shares
(Inception Date - 7/28/03)
        Beginning AUV..................   (a)N/A         (a)N/A         (a)$13.167     (a)$14.667     (a)$16.252     (a)$18.599
                                          (b)N/A         (b)N/A         (b)$13.139     (b)$14.621     (b)$16.161     (b)$18.448
        Ending AUV.....................   (a)N/A         (a)N/A         (a)$14.667     (a)$16.252     (a)$18.599     (a)$20.190
                                          (b)N/A         (b)N/A         (b)$14.621     (b)$16.161     (b)$18.448     (b)$19.977
        Ending Number of AUs...........   (a)N/A         (a)N/A         (a)75,729      (a)338,206     (a)390,021     (a)422,950
                                          (b)N/A         (b)N/A         (b)10,306      (b)35,475      (b)38,523      (b)30,298
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 2 Shares
(Inception Date - 7/28/03)
        Beginning AUV..................   (a)N/A         (a)N/A         (a)$12.590     (a)$14.197     (a)$15.434     (a)$16.088
                                          (b)N/A         (b)N/A         (b)$12.560     (b)$14.148     (b)$15.342     (b)$15.952
        Ending AUV.....................   (a)N/A         (a)N/A         (a)$14.197     (a)$15.434     (a)$16.088     (a)$18.254
                                          (b)N/A         (b)N/A         (b)$14.148     (b)$15.342     (b)$15.952     (b)$18.055
        Ending Number of AUs...........   (a)N/A         (a)N/A         (a)83,828      (a)505,613     (a)501,046     (a)477,018
                                          (b)N/A         (b)N/A         (b)15,252      (b)59,702      (b)65,875      (b)64,268
---------------------------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION - AST Class 2 Shares
(Inception Date - 7/9/01)
        Beginning AUV..................   (a)$18.647     (a)$18.608     (a)$16.920     (a)$20.478     (a)$22.218     (a)$22.936
                                          (b)$18.647     (b)$18.608     (b)$16.878     (b)$20.377     (b)$22.052     (b)$22.708
        End AUV........................   (a)$18.608     (a)$16.920     (a)$20.478     (a)$22.218     (a)$22.936     (a)$25.110
                                          (b)$18.608     (b)$16.878     (b)$20.377     (b)$22.052     (b)$22.708     (b)$24.798
        Ending Number of AUs...........   (a)42,880      (a)365,202     (a)483,327     (a)632,174     (a)610,059     (a)564,600
                                          (b)14,146      (b)27,300      (b)26,476      (b)26,624      (b)22,665      (b)20,414
---------------------------------------------------------------------------------------------------------------------------------
BALANCED - SAST Class 2 Shares
(formerly SunAmerica Balanced)
(Inception Date - 7/9/01)
        Beginning AUV..................   (a)$15.626     (a)$15.005     (a)$12.518     (a)$14.170     (a)$14.881     (a)$14.912
                                          (b)$15.626     (b)$15.005     (b)$12.486     (b)$14.100     (b)$14.769     (b)$14.763
        End AUV........................   (a)$15.005     (a)$12.518     (a)$14.170     (a)$14.881     (a)$14.912     (a)$16.259
                                          (b)$15.005     (b)$12.486     (b)$14.100     (b)$14.769     (b)$14.763     (b)$16.056
        Ending Number of AUs...........   (a)107,427     (a)357,033     (a)361,492     (a)329,596     (a)291,468     (a)234,198
                                          (b)3,241       (b)22,241      (b)24,978      (b)21,078      (b)14,167      (b)9,439
---------------------------------------------------------------------------------------------------------------------------------
BLUE CHIP GROWTH - SAST Class 2 Shares
(Inception Date - 7/9/01)
        Beginning AUV..................   (a)$7.199      (a)$6.701      (a)$4.662      (a)$5.778      (a)$5.980      (a)$6.030
                                          (b)$7.199      (b)$6.695      (b)$4.647      (b)$5.744      (b)$5.930      (b)$5.965
        End AUV........................   (a)$6.701      (a)$4.662      (a)$5.778      (a)$5.980      (a)$6.030      (a)$6.321
                                          (b)$6.695      (b)$4.647      (b)$5.744      (b)$5.930      (b)$5.965      (b)$6.237
        Ending Number of AUs...........   (a)28,297      (a)203,638     (a)236,317     (a)289,679     (a)253,847     (a)179,160
                                          (b)15,167      (b)43,031      (b)50,790      (b)50,389      (b)35,883      (b)32,038
---------------------------------------------------------------------------------------------------------------------------------



         AUV - Accumulation Unit Value


         AU - Accumulation Units


         (a) Reflects AUV/AU without election of EstatePlus.


         (b) Reflects AUV/AU with election of EstatePlus.

                                          FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                             ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
              PORTFOLIOS                    12/31/01       12/31/02       12/31/03       12/31/04       12/31/05       12/31/06
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION - AST Class 2 Shares
(Inception Date - 7/9/01)
        Beginning AUV..................   (a)$35.378     (a)$33.909     (a)$25.789     (a)$33.545     (a)$35.995     (a)$39.522
                                          (b)$35.378     (b)$33.891     (b)$25.714     (b)$33.363     (b)$35.710     (b)$39.111
        End AUV........................   (a)$33.909     (a)$25.789     (a)$33.545     (a)$35.995     (a)$39.522     (a)$43.307
                                          (b)$33.891     (b)$25.714     (b)$33.363     (b)$35.710     (b)$39.111     (b)$42.750
        Ending Number of AUs...........   (a)68,173      (a)230,201     (a)268,363     (a)250,087     (a)218,390     (a)174,039
                                          (b)12,765      (b)32,723      (b)36,501      (b)35,329      (b)24,535      (b)19,486
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL GROWTH - SAST Class 2 Shares
(formerly Goldman Sachs Research)
(Inception Date - 7/9/01)
        Beginning AUV..................   (a)$8.100      (a)$7.171      (a)$5.072      (a)$6.247      (a)$6.943      (a)$7.074
                                          (b)$8.100      (b)$7.168      (b)$5.057      (b)$6.212      (b)$6.887      (b)$6.999
        End AUV........................   (a)$7.171      (a)$5.072      (a)$6.247      (a)$6.943      (a)$7.074      (a)$8.115
                                          (b)$7.168      (b)$5.057      (b)$6.212      (b)$6.887      (b)$6.999      (b)$8.009
        Ending Number of AUs...........   (a)34,702      (a)93,584      (a)102,840     (a)98,361      (a)59,761      (a)61,685
                                          (b)9,127       (b)21,629      (b)13,418      (b)11,905      (b)6,544       (b)2,503
---------------------------------------------------------------------------------------------------------------------------------
CASH MANAGEMENT - SAST Class 2 Shares
(Inception Date - 7/9/01)
        Beginning AUV..................   (a)$12.987     (a)$13.058     (a)$13.015     (a)$12.886     (a)$12.776     (a)$12.915
                                          (b)$12.987     (b)$13.065     (b)$12.989     (b)$12.828     (b)$12.687     (b)$12.793
        End AUV........................   (a)$13.058     (a)$13.015     (a)$12.886     (a)$12.776     (a)$12.915     (a)$13.289
                                          (b)$13.065     (b)$12.989     (b)$12.828     (b)$12.687     (b)$12.793     (b)$13.131
        Ending Number of AUs...........   (a)666,933     (a)2,691,023   (a)737,961     (a)350,330     (a)283,753     (a)218,021
                                          (b)35,811      (b)127,783     (b)44,539      (b)18,584      (b)17,484      (b)48,516
---------------------------------------------------------------------------------------------------------------------------------
CORPORATE BOND - SAST Class 2 Shares
(Inception Date - 7/9/01)
        Beginning AUV..................   (a)$13.663     (a)$13.972     (a)$14.765     (a)$16.255     (a)$17.077     (a)$17.115
                                          (b)$13.663     (b)$13.952     (b)$14.707     (b)$16.151     (b)$16.924     (b)$16.920
        End AUV........................   (a)$13.972     (a)$14.765     (a)$16.255     (a)$17.077     (a)$17.115     (a)$17.817
                                          (b)$13.952     (b)$14.707     (b)$16.151     (b)$16.924     (b)$16.920     (b)$17.570
        Ending Number of AUs...........   (a)80,015      (a)372,600     (a)431,694     (a)469,027     (a)445,743     (a)411,889
                                          (b)18,206      (b)44,153      (b)42,516      (b)53,110      (b)48,298      (b)47,849
---------------------------------------------------------------------------------------------------------------------------------
DAVIS VENTURE VALUE - SAST Class 2 Shares
(Inception Date - 7/9/01)
        Beginning AUV..................   (a)$27.129     (a)$26.207     (a)$21.459     (a)$28.093     (a)$31.362     (a)$34.116
                                          (b)$27.129     (b)$26.174     (b)$21.378     (b)$27.918     (b)$31.088     (b)$33.733
        End AUV........................   (a)$26.207     (a)$21.459     (a)$28.093     (a)$31.362     (a)$34.116     (a)$38.687
                                          (b)$26.174     (b)$21.378     (b)$27.918     (b)$31.088     (b)$33.733     (b)$38.157
        Ending Number of AUs...........   (a)258,892     (a)538,252     (a)576,810     (a)566,528     (a)508,636     (a)460,070
                                          (b)36,023      (b)56,681      (b)64,759      (b)65,871      (b)52,225      (b)46,903
---------------------------------------------------------------------------------------------------------------------------------
"DOGS" OF WALL STREET - SAST Class 2 Shares
(Inception Date - 7/9/01)
        Beginning AUV..................   (a)$9.376      (a)$9.703      (a)$8.916      (a)$10.525     (a)$11.348     (a)$10.855
                                          (b)$9.376      (b)$9.680      (b)$8.875      (b)$10.450     (b)$11.239     (b)$10.724
        End AUV........................   (a)$9.703      (a)$8.916      (a)$10.525     (a)$11.348     (a)$10.855     (a)$12.986
                                          (b)$9.680      (b)$8.875      (b)$10.450     (b)$11.239     (b)$10.724     (b)$12.797
        Ending Number of AUs...........   (a)32,920      (a)132,185     (a)204,227     (a)212,687     (a)185,694     (a)143,323
                                          (b)4,748       (b)19,343      (b)19,964      (b)21,258      (b)14,376      (b)11,629
---------------------------------------------------------------------------------------------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 2 Shares
(formerly Federated American Leaders)
(Inception Date - 7/9/01)
        Beginning AUV..................   (a)$16.876     (a)$16.380     (a)$12.924     (a)$16.215     (a)$17.524     (a)$18.039
                                          (b)$16.876     (b)$16.377     (b)$12.889     (b)$16.131     (b)$17.389     (b)$17.855
        End AUV........................   (a)$16.380     (a)$12.924     (a)$16.215     (a)$17.524     (a)$18.039     (a)$20.703
                                          (b)$16.377     (b)$12.889     (b)$16.131     (b)$17.389     (b)$17.855     (b)$20.441
        Ending Number of AUs...........   (a)45,973      (a)157,053     (a)158,591     (a)145,709     (a)125,823     (a)108,264
                                          (b)38,403      (b)56,089      (b)53,148      (b)42,326      (b)23,078      (b)18,015
---------------------------------------------------------------------------------------------------------------------------------
FOREIGN VALUE* - SAST Class 3 Shares
(Inception Date - 7/28/03)
        Beginning AUV..................   (a)N/A         (a)N/A         (a)$10.559     (a)$12.463     (a)$14.701     (a)$15.918
                                          (b)N/A         (b)N/A         (b)$10.526     (b)$12.410     (b)$14.602     (b)$15.770
        Ending AUV.....................   (a)N/A         (a)N/A         (a)$12.463     (a)$14.701     (a)$15.918     (a)$19.918
                                          (b)N/A         (b)N/A         (b)$12.410     (b)$14.602     (b)$15.770     (b)$19.684
        Ending Number of AUs...........   (a)N/A         (a)N/A         (a)28,174      (a)147,293     (a)177,693     (a)190,842
                                          (b)N/A         (b)N/A         (b)5           (b)17,722      (b)21,816      (b)17,763
---------------------------------------------------------------------------------------------------------------------------------



         AUV - Accumulation Unit Value


         AU - Accumulation Units


         (a) Reflects AUV/AU without election of EstatePlus.

         (b) Reflects AUV/AU with election of EstatePlus.





         * Class 3 shares of SunAmerica Series Trust, which are subject to a 0.25% 12b-1 fee.

                                          FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                             ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
              PORTFOLIOS                    12/31/01       12/31/02       12/31/03       12/31/04       12/31/05       12/31/06
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 2 Shares
(formerly Putnam Growth: Voyager)
(Inception Date - 7/9/01)
        Beginning AUV..................   (a)$21.065     (a)$19.070     (a)$13.792     (a)$16.822     (a)$17.371     (a)$18.120
                                          (b)$21.065     (b)$19.066     (b)$13.755     (b)$16.735     (b)$17.238     (b)$17.936
        End AUV........................   (a)$19.070     (a)$13.792     (a)$16.822     (a)$17.371     (a)$18.120     (a)$18.851
                                          (b)$19.066     (b)$13.755     (b)$16.735     (b)$17.238     (b)$17.936     (b)$18.613
        Ending Number of AUs...........   (a)23,245      (a)39,243      (a)28,800      (a)20,307      (a)13,598      (a)10,919
                                          (b)2,950       (b)10,078      (b)8,217       (b)7,175       (b)2,680       (b)2,049
---------------------------------------------------------------------------------------------------------------------------------
GLOBAL BOND - SAST Class 2 Shares
(Inception Date - 7/9/01)
        Beginning AUV..................   (a)$15.461     (a)$15.662     (a)$16.321     (a)$16.621     (a)$16.994     (a)$17.480
                                          (b)$15.461     (b)$15.648     (b)$16.265     (b)$16.523     (b)$16.851     (b)$17.289
        End AUV........................   (a)$15.662     (a)$16.321     (a)$16.621     (a)$16.994     (a)$17.480     (a)$17.855
                                          (b)$15.648     (b)$16.265     (b)$16.523     (b)$16.851     (b)$17.289     (b)$17.617
        Ending Number of AUs...........   (a)28,624      (a)78,599      (a)90,832      (a)115,557     (a)117,624     (a)114,313
                                          (b)2,007       (b)7,589       (b)6,656       (b)13,811      (b)6,989       (b)8,645
---------------------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 2 Shares
(Inception Date - 7/9/01)
        Beginning AUV..................   (a)$17.986     (a)$17.477     (a)$12.570     (a)$15.638     (a)$17.205     (a)$19.591
                                          (b)$17.986     (b)$17.447     (b)$12.518     (b)$15.535     (b)$17.049     (b)$19.365
        End AUV........................   (a)$17.477     (a)$12.570     (a)$15.638     (a)$17.205     (a)$19.591     (a)$23.866
                                          (b)$17.447     (b)$12.518     (b)$15.535     (b)$17.049     (b)$19.365     (b)$23.532
        Ending Number of AUs...........   (a)21,337      (a)52,732      (a)94,558      (a)56,031      (a)49,997      (a)49,818
                                          (b)1,106       (b)3,803       (b)1,543       (b)1,503       (b)4,970       (b)3,061
---------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 2 Shares
(Inception Date - 7/9/01)
        Beginning AUV..................   (a)$14.915     (a)$15.323     (a)$16.470     (a)$16.606     (a)$16.887     (a)$17.046
                                          (b)$14.915     (b)$15.319     (b)$16.426     (b)$16.519     (b)$16.757     (b)$16.873
        End AUV........................   (a)$15.323     (a)$16.470     (a)$16.606     (a)$16.887     (a)$17.046     (a)$17.317
                                          (b)$15.319     (b)$16.426     (b)$16.519     (b)$16.757     (b)$16.873     (b)$17.098
        Ending Number of AUs...........   (a)226,122     (a)1,363,986   (a)1,192,239   (a)867,319     (a)809,378     (a)703,156
                                          (b)43,166      (b)99,375      (b)83,069      (b)112,269     (b)117,558     (b)105,067
---------------------------------------------------------------------------------------------------------------------------------
GROWTH - AST Class 2 Shares
(Inception Date - 7/9/01)
        Beginning AUV..................   (a)$27.961     (a)$27.233     (a)$20.847     (a)$26.637     (a)$29.039     (a)$30.593
                                          (b)$27.961     (b)$27.215     (b)$20.781     (b)$26.486     (b)$28.803     (b)$30.268
        End AUV........................   (a)$27.233     (a)$20.847     (a)$26.637     (a)$29.039     (a)$30.593     (a)$34.083
                                          (b)$27.215     (b)$20.781     (b)$26.486     (b)$28.803     (b)$30.268     (b)$33.637
        Ending Number of AUs...........   (a)44,182      (a)134,870     (a)157,143     (a)146,540     (a)127,065     (a)108,324
                                          (b)6,916       (b)25,443      (b)23,313      (b)23,529      (b)18,123      (b)14,259
---------------------------------------------------------------------------------------------------------------------------------
GROWTH-INCOME - SAST Class 2 Shares
(Inception Date - 7/9/01)
        Beginning AUV..................   (a)$28.878     (a)$26.800     (a)$20.783     (a)$25.679     (a)$28.166     (a)$29.694
                                          (b)$28.878     (b)$26.794     (b)$20.726     (b)$25.545     (b)$27.949     (b)$29.392
        End AUV........................   (a)$26.800     (a)$20.783     (a)$25.679     (a)$28.166     (a)$29.694     (a)$31.372
                                          (b)$26.794     (b)$20.726     (b)$25.545     (b)$27.949     (b)$29.392     (b)$30.974
        Ending Number of AUs...........   (a)94,647      (a)262,112     (a)247,669     (a)214,870     (a)180,206     (a)138,714
                                          (b)21,761      (b)44,936      (b)36,884      (b)26,454      (b)16,827      (b)13,312
---------------------------------------------------------------------------------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 2 Shares
(Inception Date - 7/9/01)
        Beginning AUV..................   (a)$6.256      (a)$5.813      (a)$3.443      (a)$4.570      (a)$4.772      (a)$5.052
                                          (b)$6.256      (b)$5.804      (b)$3.426      (b)$4.537      (b)$4.726      (b)$4.991
        End AUV........................   (a)$5.813      (a)$3.443      (a)$4.570      (a)$4.772      (a)$5.052      (a)$5.636
                                          (b)$5.804      (b)$3.426      (b)$4.537      (b)$4.726      (b)$4.991      (b)$5.554
        Ending Number of AUs...........   (a)24,497      (a)77,004      (a)132,656     (a)122,336     (a)106,528     (a)95,733
                                          (b)11,270      (b)48,225      (b)52,716      (b)45,161      (b)18,901      (b)5,095
---------------------------------------------------------------------------------------------------------------------------------
HIGH-YIELD BOND - SAST Class 2 Shares
(Inception Date - 7/9/01)
        Beginning AUV..................   (a)$13.172     (a)$12.506     (a)$11.584     (a)$14.990     (a)$17.316     (a)$18.539
                                          (b)$13.172     (b)$12.495     (b)$11.546     (b)$14.902     (b)$17.171     (b)$18.338
        End AUV........................   (a)$12.506     (a)$11.584     (a)$14.990     (a)$17.316     (a)$18.539     (a)$20.906
                                          (b)$12.495     (b)$11.546     (b)$14.902     (b)$17.171     (b)$18.338     (b)$20.628
        Ending Number of AUs...........   (a)23,196      (a)227,933     (a)348,751     (a)282,185     (a)233,242     (a)221,067
                                          (b)5,015       (b)15,668      (b)31,655      (b)32,163      (b)16,615      (b)16,681
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 2 Shares
(Inception Date - 7/9/01)
        Beginning AUV..................   (a)$11.125     (a)$10.216     (a)$7.171      (a)$9.290      (a)$10.643     (a)$11.910
                                          (b)$11.125     (b)$10.168     (b)$7.139      (b)$9.228      (b)$10.547     (b)$11.772
        End AUV........................   (a)$10.216     (a)$7.171      (a)$9.290      (a)$10.643     (a)$11.910     (a)$14.460
                                          (b)$10.168     (b)$7.139      (b)$9.228      (b)$10.547     (b)$11.772     (b)$14.257
        Ending Number of AUs...........   (a)47,648      (a)237,948     (a)337,169     (a)284,050     (a)242,513     (a)196,304
                                          (b)5,630       (b)17,177      (b)17,029      (b)25,832      (b)20,329      (b)15,581
---------------------------------------------------------------------------------------------------------------------------------



         AUV - Accumulation Unit Value


         AU - Accumulation Units


         (a) Reflects AUV/AU without election of EstatePlus.


         (b) Reflects AUV/AU with election of EstatePlus.

                                          FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                             ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
              PORTFOLIOS                    12/31/01       12/31/02       12/31/03       12/31/04       12/31/05       12/31/06
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH & INCOME - SAST Class 2 Shares
(Inception Date - 7/9/01)
        Beginning AUV..................   (a)$11.372     (a)$10.751     (a)$8.364      (a)$11.262     (a)$13.386     (a)$15.045
                                          (b)$11.372     (b)$10.746     (b)$8.342      (b)$11.205     (b)$13.285     (b)$14.895
        End AUV........................   (a)$10.751     (a)$8.364      (a)$11.262     (a)$13.386     (a)$15.045     (a)$18.798
                                          (b)$10.746     (b)$8.342      (b)$11.205     (b)$13.285     (b)$14.895     (b)$18.564
        Ending Number of AUs...........   (a)75,088      (a)271,904     (a)248,621     (a)248,393     (a)241,546     (a)225,440
                                          (b)3,720       (b)20,857      (b)20,934      (b)15,928      (b)14,386      (b)11,262
---------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 7/28/03)
        Beginning AUV..................   (a)N/A         (a)N/A         (a)$9.337      (a)$10.556     (a)$11.713     (a)$11.911
                                          (b)N/A         (b)N/A         (b)$9.300      (b)$10.503     (b)$11.624     (b)$11.791
        Ending AUV.....................   (a)N/A         (a)N/A         (a)$10.556     (a)$11.713     (a)$11.911     (a)$13.758
                                          (b)N/A         (b)N/A         (b)$10.503     (b)$11.624     (b)$11.791     (b)$13.586
        Ending Number of AUs...........   (a)N/A         (a)N/A         (a)11,803      (a)197,771     (a)154,523     (a)134,828
                                          (b)N/A         (b)N/A         (b)2,148       (b)16,216      (b)11,505      (b)11,330
---------------------------------------------------------------------------------------------------------------------------------
MARSICO FOCUSED GROWTH* - SAST Class 3 Shares
(formerly Marsico Growth)
(Inception Date - 7/28/03)
        Beginning AUV..................   (a)N/A         (a)N/A         (a)$8.768      (a)$9.507      (a)$10.391     (a)$11.302
                                          (b)N/A         (b)N/A         (b)$8.743      (b)$9.470      (b)$10.324     (b)$11.202
        Ending AUV.....................   (a)N/A         (a)N/A         (a)$9.507      (a)$10.391     (a)$11.302     (a)$12.058
                                          (b)N/A         (b)N/A         (b)$9.470      (b)$10.324     (b)$11.202     (b)$11.920
        Ending Number of AUs...........   (a)N/A         (a)N/A         (a)28,512      (a)79,068      (a)151,352     (a)124,781
                                          (b)N/A         (b)N/A         (b)4,830       (b)16,668      (b)23,447      (b)18,561
---------------------------------------------------------------------------------------------------------------------------------
MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 2 Shares
(Inception Date - 7/9/01)
        Beginning AUV..................   (a)$20.217     (a)$19.217     (a)$14.933     (a)$17.988     (a)$19.788     (a)$20.963
                                          (b)$20.217     (b)$19.204     (b)$14.886     (b)$17.887     (b)$19.627     (b)$20.741
        End AUV........................   (a)$19.217     (a)$14.933     (a)$17.988     (a)$19.788     (a)$20.963     (a)$23.334
                                          (b)$19.204     (b)$14.886     (b)$17.887     (b)$19.627     (b)$20.741     (b)$23.029
        Ending Number of AUs...........   (a)45,559      (a)146,656     (a)202,746     (a)151,605     (a)108,103     (a)88,990
                                          (b)5,282       (b)17,824      (b)20,142      (b)17,716      (b)13,671      (b)9,121
---------------------------------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN* - SAST Class 3 Shares
(Inception Date - 7/28/03)
        Beginning AUV..................   (a)N/A         (a)N/A         (a)$21.208     (a)$22.797     (a)$24.931     (a)$25.240
                                          (b)N/A         (b)N/A         (b)$21.138     (b)$22.697     (b)$24.759     (b)$25.004
        End AUV........................   (a)N/A         (a)N/A         (a)$22.797     (a)$24.931     (a)$25.240     (a)$27.772
                                          (b)N/A         (b)N/A         (b)$22.697     (b)$24.759     (b)$25.004     (b)$27.443
        Ending Number of AUs...........   (a)N/A         (a)N/A         (a)$35,978     (a)126,365     (a)154,678     (a)193,403
                                          (b)N/A         (b)N/A         (b)1,992       (b)13,382      (b)30,015      (b)30,281
---------------------------------------------------------------------------------------------------------------------------------
MID-CAP GROWTH - SAST Class 2 Shares
(formerly MFS Mid-Cap Growth)
(Inception Date - 7/9/01)
        Beginning AUV..................   (a)$15.227     (a)$13.408     (a)$6.966      (a)$9.402      (a)$10.549     (a)$10.704
                                          (b)$15.227     (b)$13.395     (b)$6.942      (b)$9.346      (b)$10.460     (b)$10.588
        End AUV........................   (a)$13.408     (a)$6.966      (a)$9.402      (a)$10.549     (a)$10.704     (a)$10.798
                                          (b)$13.395     (b)$6.942      (b)$9.346      (b)$10.460     (b)$10.588     (b)$10.653
        Ending Number of AUs...........   (a)99,028      (a)286,530     (a)320,630     (a)300,968     (a)255,726     (a)198,369
                                          (b)13,378      (b)38,608      (b)45,674      (b)47,560      (b)35,869      (b)20,988
---------------------------------------------------------------------------------------------------------------------------------
NATURAL RESOURCES - AST Class 2 Shares
(Inception Date - 7/9/01)
        Beginning AUV..................   (a)$14.651     (a)$14.352     (a)$15.297     (a)$22.221     (a)$27.327     (a)$39.268
                                          (b)$14.651     (b)$14.309     (b)$15.213     (b)$22.044     (b)$27.042     (b)$38.763
        End AUV........................   (a)$14.352     (a)$15.297     (a)$22.221     (a)$27.327     (a)$39.268     (a)$48.246
                                          (b)$14.309     (b)$15.213     (b)$22.044     (b)$27.042     (b)$38.763     (b)$47.506
        Ending Number of AUs...........   (a)8,807       (a)46,153      (a)59,111      (a)104,211     (a)107,809     (a)99,499
                                          (b)1,515       (b)7,855       (b)8,292       (b)10,339      (b)12,560      (b)7,642
---------------------------------------------------------------------------------------------------------------------------------
SMALL & MID CAP VALUE* - SAST Class 3 Shares
(Inception Date - 7/28/03)
        Beginning AUV..................   (a)N/A         (a)N/A         (a)$11.487     (a)$13.589     (a)$15.770     (a)$16.432
                                          (b)N/A         (b)N/A         (b)$11.446     (b)$13.525     (b)$15.657     (b)$16.273
        Ending AUV.....................   (a)N/A         (a)N/A         (a)$13.589     (a)$15.770     (a)$16.432     (a)$18.363
                                          (b)N/A         (b)N/A         (b)$13.525     (b)$15.657     (b)$16.273     (b)$18.140
        Ending Number of AUs...........   (a)N/A         (a)N/A         (a)18,863      (a)139,512     (a)154,676     (a)141,132
                                          (b)N/A         (b)N/A         (b)1,622       (b)15,071      (b)20,034      (b)15,135
---------------------------------------------------------------------------------------------------------------------------------



         AUV - Accumulation Unit Value


         AU - Accumulation Units


         (a) Reflects AUV/AU without election of EstatePlus.

         (b) Reflects AUV/AU with election of EstatePlus.





         * Class 3 shares of SunAmerica Series Trust, which are subject to a 0.25% 12b-1 fee.

                                          FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                             ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
              PORTFOLIOS                    12/31/01       12/31/02       12/31/03       12/31/04       12/31/05       12/31/06
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY - SAST Class 2 Shares
(Inception Date - 7/9/01)
        Beginning AUV..................   (a)$4.018      (a)$3.450      (a)$1.718      (a)$2.548      (a)$2.442      (a)$2.397
                                          (b)$4.018      (b)$3.451      (b)$1.715      (b)$2.536      (b)$2.425      (b)$2.374
        End AUV........................   (a)$3.450      (a)$1.718      (a)$2.548      (a)$2.442      (a)$2.397      (a)$2.384
                                          (b)$3.451      (b)$1.715      (b)$2.536      (b)$2.425      (b)$2.374      (b)$2.355
        Ending Number of AUs...........   (a)54,460      (a)138,692     (a)189,634     (a)160,731     (a)141,004     (a)115,235
                                          (b)32,973      (b)66,335      (b)66,153      (b)46,797      (b)16,272      (b)13,228
---------------------------------------------------------------------------------------------------------------------------------
TELECOM UTILITY - SAST Class 2 Shares
(Inception Date - 7/9/01)
        Beginning AUV..................   (a)$12.848     (a)$11.507     (a)$8.627      (a)$10.077     (a)$11.572     (a)$12.123
                                          (b)$12.848     (b)$11.516     (b)$8.613      (b)$10.035     (b)$11.496     (b)$12.014
        End AUV........................   (a)$11.507     (a)$8.627      (a)$10.077     (a)$11.572     (a)$12.123     (a)$15.082
                                          (b)$11.516     (b)$8.613      (b)$10.035     (b)$11.496     (b)$12.014     (b)$14.909
        Ending Number of AUs...........   (a)26,250      (a)131,718     (a)143,243     (a)113,090     (a)65,679      (a)71,962
                                          (b)2,786       (b)6,158       (b)5,277       (b)5,267       (b)5,769       (b)5,511
---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK - VKT Class II Shares
(Inception Date - 12/10/01)
        Beginning AUV..................   (a)$10.106     (a)$10.214     (a)$8.098      (a)$10.431     (a)$12.064     (a)$12.371
                                          (b)$0.000      (b)$0.000      (b)$8.081      (b)$10.382     (b)$11.978     (b)$12.252
        End AUV........................   (a)$10.214     (a)$8.098      (a)$10.431     (a)$12.064     (a)$12.371     (a)$14.139
                                          (b)$0.000      (b)$8.081      (b)$10.382     (b)$11.978     (b)$12.252     (b)$13.968
        Ending Number of AUs...........   (a)3,643       (a)143,852     (a)192,557     (a)231,288     (a)249,477     (a)171,425
                                          (b)0           (b)24,918      (b)24,906      (b)31,833      (b)33,957      (b)21,261
---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME - VKT Class II Shares
(Inception Date - 1/25/02)
        Beginning AUV..................   (a)N/A         (a)$10.556     (a)$8.857      (a)$11.139     (a)$12.520     (a)$13.529
                                          (b)N/A         (b)$10.549     (b)$8.833      (b)$11.081     (b)$12.424     (b)$13.392
        End AUV........................   (a)N/A         (a)$8.857      (a)$11.139     (a)$12.520     (a)$13.529     (a)$15.454
                                          (b)N/A         (b)$8.833      (b)$11.081     (b)$12.424     (b)$13.392     (b)$15.259
        Ending Number of AUs...........   (a)N/A         (a)86,876      (a)118,695     (a)160,893     (a)169,490     (a)150,003
                                          (b)N/A         (b)18,787      (b)7,804       (b)6,182       (b)5,004       (b)6,040
---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT STRATEGIC GROWTH - VKT Class II Shares
(formerly Van Kampen LIT Emerging Growth)
(Inception Date - 12/10/01)
        Beginning AUV..................   (a)$10.352     (a)$10.377     (a)$6.883      (a)$8.613      (a)$9.057      (a)$9.602
                                          (b)$0.000      (b)$0.000      (b)$6.837      (b)$8.533      (b)$8.952      (b)$9.466
        End AUV........................   (a)$10.377     (a)$6.883      (a)$8.613      (a)$9.057      (a)$9.602      (a)$9.705
                                          (b)$0.000      (b)$6.837      (b)$8.533      (b)$8.952      (b)$9.466      (b)$9.544
        Ending Number of AUs...........   (a)1,143       (a)125,151     (a)181,013     (a)109,107     (a)59,332      (a)62,849
                                          (b)0           (b)22,249      (b)27,924      (b)21,261      (b)12,291      (b)9,182
---------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE HIGH INCOME - SAST Class 2 Shares
(Inception Date - 7/9/01)
        Beginning AUV..................   (a)$14.490     (a)$14.301     (a)$13.999     (a)$17.339     (a)$18.658     (a)$19.691
                                          (b)$14.490     (b)$14.287     (b)$13.949     (b)$17.234     (b)$18.499     (b)$19.474
        End AUV........................   (a)$14.301     (a)$13.999     (a)$17.339     (a)$18.658     (a)$19.691     (a)$21.232
                                          (b)$14.287     (b)$13.949     (b)$17.234     (b)$18.499     (b)$19.474     (b)$20.945
        Ending Number of AUs...........   (a)1,808       (a)13,981      (a)32,864      (a)33,185      (a)35,707      (a)34,026
                                          (b)500         (b)1,426       (b)2,535       (b)4,668       (b)4,505       (b)3,417
---------------------------------------------------------------------------------------------------------------------------------



         AUV - Accumulation Unit Value


         AU - Accumulation Units


         (a) Reflects AUV/AU without election of EstatePlus.


         (b) Reflects AUV/AU with election of EstatePlus.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Capitalized terms used in this Appendix have the same meaning as they have in prospectus.

The term Continuation Net Purchase Payments is used frequently to describe the death benefits payable to the beneficiary of the Continuing Spouse for contracts issued on or after October 24, 2001. We define Continuation Net Purchase Payments as Net Purchase Payments made on and/or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution.

The term "Withdrawals" as used in describing the death benefit option below is defined as withdrawals and the fees and charges applicable to those withdrawals.

The following describes the death benefit options following spousal continuation for contracts issued on or after October 24, 2001:

     1.  Purchase Payment Accumulation Option

          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Continuation Net Purchase Payments compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date or for any contracts issued in the State of Washington, regardless of age) plus any Purchase Payments recorded after the date of death; and reduced by any Withdrawals recorded after the date of death in the same proportion that the Withdrawal reduced the contract value on the date of each withdrawal; or

          c. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary and reduced for any Withdrawals recorded after the seventh contract anniversary in the same proportion that the Withdrawal reduced the contract value on the date of the Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the Continuation Date) plus any Purchase Payments; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal

          If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Net Purchase Payments made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the original contract issue date) plus any Purchase Payments recorded after the date of death; and reduced for any Gross Withdrawals recorded after the date of death in the same proportion that each Gross Withdrawal reduced the contract value on the date of the withdrawal; or

          c. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary; and reduced for any Withdrawals since the seventh contract anniversary in the same proportion that each Withdrawal reduced the contract value on the date of the Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the contract issue date) plus any Purchase Payments; and reduced for any Withdrawals recorded after the date of death in the same proportion that each Withdrawal reduced the contract value on the date of the Withdrawal.

     2. Maximum Anniversary Value Option -- if the continuing spouse is below age 90 at the time of death, and:

          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Continuation Net Purchase Payments; or

          c. The maximum anniversary value on any contract anniversary occurring after the Continuation Date and prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments made since that contract anniversary; and reduced for any Withdrawals recorded since the contract anniversary in the same proportion that each Withdrawal reduced the contract value on the date of the Withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

          If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greatest of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Net Purchase Payments received since the original issue date; or
          c. The maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any Withdrawals since the contract anniversary in the same proportion that the Withdrawal reduced each contract value on the date of the Withdrawal. Contract anniversary is defined as the full 12 month period after the original contract issue date.

          If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary death benefit, their beneficiary will receive only the contract value at the time we receive all required paperwork and satisfactory proof of death.

Please see the Statement of Additional Information for a description of the death benefit calculations following a Spousal Continuation for contracts issued before October 24, 2001.

B.  THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

The EstatePlus benefit is only available if the original owner elected EstatePlus and the Continuing Spouse is age 80 or younger on the Continuation Date. EstatePlus benefit is not payable after the Latest Annuity Date.

If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable. The contract year of death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or the Maximum Anniversary option.

On the Continuation Date, if the Continuing Spouse is 69 or younger, the table below shows the available EstatePlus benefit:

----------------------------------------------------------------
 CONTRACT YEAR        ESTATEPLUS                MAXIMUM
    OF DEATH          PERCENTAGE          ESTATEPLUS BENEFIT
----------------------------------------------------------------
 Years 0-4         25% of Earnings     40% of Continuation Net
                                       Purchase Payments
----------------------------------------------------------------
 Years 5-9         40% of Earnings     65% of Continuation Net
                                       Purchase Payments*
----------------------------------------------------------------
 Years 10+         50% of Earnings     75% of Continuation Net
                                       Purchase Payments*
----------------------------------------------------------------

On the Continuation Date, if the Continuing Spouse is between his/her 70th and 81st birthdays, table below shows the available EstatePlus benefit:

----------------------------------------------------------------
 CONTRACT YEAR        ESTATEPLUS                MAXIMUM
    OF DEATH          PERCENTAGE          ESTATEPLUS BENEFIT
----------------------------------------------------------------
 All Contract      25% of Earnings     40% of Continuation Net
 Years                                 Purchase Payments*
----------------------------------------------------------------

* Purchase Payments received after the 5th anniversary of the Continuation Date must remain in the contract for at least 6 full months to be included as part of the Continuation Net Purchase Payments for the purpose of the Maximum EstatePlus Percentage calculation.


What is the Contract Year of Death?


Contract Year of Death is the number of full 12-month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death. The Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the tables above.


What is the EstatePlus benefit?


We determine the EstatePlus Benefit using the EstatePlus Percentage, as indicated in the tables above, which is a specified percentage of the earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings equals (1) minus (2) where

     (1) equals the contract value on the Continuing Spouse's date of death;

     (2) equals the Continuation Net Purchase Payment(s).


What is the Maximum EstatePlus amount?


The EstatePlus Benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of the Continuation Net Purchase Payments, as indicated in the tables above.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME WITH RESPECT TO PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                  AND BENEFITS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
      PROSPECTUS PROVISION                          AVAILABILITY OR VARIATION                          STATES
--------------------------------------------------------------------------------------------------------------------
 Transfer Privilege                Any transfer over the limit of 15 will incur a $10 transfer   Pennsylvania
                                   fee.                                                          Texas
--------------------------------------------------------------------------------------------------------------------
 Administration Charge             Contract Maintenance Fee is $30.                              New Mexico
                                                                                                 North Dakota
--------------------------------------------------------------------------------------------------------------------
 Administration Charge             Charge will be deducted pro-rata from variable portfolios     Oregon
                                   only. If Purchase Payments are allocated among Fixed          Texas
                                   Accounts only, no charge will be deducted.                    Washington
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you reside in Arizona and are age 65 or older on your      Arizona
                                   Contract Date, the Free Look period is 30 days
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you reside in California and are age 60 or older on your   California
                                   Contract Date, the Free Look period is 30 days.
--------------------------------------------------------------------------------------------------------------------
 Systematic Withdrawal             Minimum withdrawal amount is $250 per withdrawal or the       Minnesota
                                   penalty free withdrawal amount.                               Oregon
--------------------------------------------------------------------------------------------------------------------
 Purchase Payment Accumulation     Net Purchase Payments are compounded at a 3% annual growth    Washington
 Death Benefit                     rate regardless of the issue age.
--------------------------------------------------------------------------------------------------------------------
 Premium Tax                       We do not deduct premium tax charges when you surrender your  New Mexico
                                   contract or begin the Income Phase.                           Oregon
                                                                                                 Washington
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Anchor Advisor Variable Annuity Statement of Additional Information to:

             (Please print or type and fill in all information.)

        ----------------------------------------------------------------
        Name

        ----------------------------------------------------------------
        Address

        ----------------------------------------------------------------
        City/State/Zip

Date:                                 Signed:
-----------------------------------   -----------------------------------

   Return to: AIG SunAmerica Life Assurance Company, Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                             (ANCHOR ADVISOR LOGO)

                                   PROSPECTUS

                                  MAY 1, 2007


                  FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS
                                   issued by
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                               in connection with
                         VARIABLE ANNUITY ACCOUNT FOUR
The annuity has several investment options -- Variable Portfolios (which are subaccounts of the separate account) and available fixed account options. Each Variable Portfolio invests exclusively in the shares of one of the Underlying Funds listed below. The Underlying Funds are part of the American Funds Insurance Series ("AFIS"), Anchor Series Trust ("AST"), Lord Abbett Series Fund, Inc. ("LASF"), SunAmerica Series Trust ("SAST") and the Van Kampen Life Investment Trust ("VKT").


VARIABLE PORTFOLIOS:                                       MANAGED BY:
    Aggressive Growth Portfolio                            AIG SunAmerica Asset Management Corp.
    Alliance Growth Portfolio                              AllianceBernstein L.P.
    American Funds Global Growth Portfolio                 Capital Research and Management Company
    American Funds Growth-Income Portfolio                 Capital Research and Management Company
    American Funds Growth Portfolio                        Capital Research and Management Company
    Asset Allocation Portfolio                             Edge Asset Management, Inc.****
    Balanced Portfolio                                     J.P. Morgan Investment Management Inc.
    Blue Chip Growth Portfolio                             AIG SunAmerica Asset Management Corp.
    Capital Appreciation Portfolio                         Wellington Management Company, LLP
    Capital Growth Portfolio                               OppenheimerFunds, Inc.
    Cash Management Portfolio                              Columbia Management Advisors, LLC
    Corporate Bond Portfolio                               Federated Investment Management Company
    Davis Venture Value Portfolio                          Davis Selected Advisers LLC
    "Dogs" of Wall Street Portfolio*                       AIG SunAmerica Asset Management Corp.
    Equity Opportunities                                   OppenheimerFunds, Inc.
    Foreign Value Portfolio**                              Templeton Investment Counsel, LLC
    Fundamental Growth Portfolio                           Wells Capital Management, Inc.
    Global Bond Portfolio                                  Goldman Sachs Asset Management International
    Global Equities Portfolio                              J.P. Morgan Investment Management Inc.
    Government and Quality Bond Portfolio                  Wellington Management Company, LLP
    Growth-Income Portfolio                                AllianceBernstein L.P.
    Growth Opportunities Portfolio                         Morgan Stanley Investment Management Inc.***
    Growth Portfolio                                       Wellington Management Company, LLP
    High-Yield Bond Portfolio                              AIG SunAmerica Asset Management Corp.
    International Diversified Equities Portfolio           Morgan Stanley Investment Management Inc.***
    International Growth and Income Portfolio              Putnam Investment Management, Inc.
    Lord Abbett Growth and Income Portfolio                Lord, Abbett & Co. LLC
    Marsico Focused Growth Portfolio                       Marsico Capital Management, LLC
    MFS Massachusetts Investors Trust Portfolio*           Massachusetts Financial Services Company
    MFS Total Return Portfolio                             Massachusetts Financial Services Company
    Mid-Cap Growth Portfolio                               J.P. Morgan Investment Management, Inc.
    Natural Resources Portfolio                            Wellington Management Company, LLP
    Small & Mid Cap Value Portfolio**                      AllianceBernstein L.P.
    Technology Portfolio                                   Columbia Management Advisors, LLC
    Telecom Utility Portfolio                              Massachusetts Financial Services Company
    Van Kampen LIT Comstock Portfolio, Class II Shares*    Van Kampen Asset Management
    Van Kampen LIT Growth and Income Portfolio, Class      Van Kampen Asset Management
      II Shares
    Van Kampen LIT Strategic Growth Portfolio, Class II    Van Kampen Asset Management
      Shares
    Worldwide High Income Portfolio                        Morgan Stanley Investment Management Inc.***

* "Dogs" of Wall Street Portfolio is an equity fund seeking total return including capital appreciation and current income. MFS
Massachusetts Investors Trust Portfolio is an equity fund seeking reasonable current income and long-term growth of capital and income. Van Kampen LIT Comstock Portfolio is an equity fund seeking capital growth and income.

** Class 3 shares of SAST.

*** Morgan Stanley Investment Management Inc. does business in certain instances using the name "Van Kampen."

**** Edge Asset Management, Inc. was formerly known as WM Advisors, Inc.


Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity.

To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2007. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-SUN2 or write to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
                                   TABLE OF CONTENTS
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
 GLOSSARY........................................................................     2
 HIGHLIGHTS......................................................................     3
 FEE AND EXPENSE TABLES..........................................................     4
    Maximum Owner Transaction Expenses...........................................     4
    Contract Maintenance Fee.....................................................     4
    Separate Account Annual Expenses.............................................     4
    Underlying Fund Expenses.....................................................     4
 EXAMPLES........................................................................     5
 THE ANCHOR ADVISOR VARIABLE ANNUITY.............................................     6
 PURCHASING A VARIABLE ANNUITY...................................................     6
    Allocation of Purchase Payments..............................................     7
    Accumulation Units...........................................................     7
    Right to Examine.............................................................     8
    Exchange Offers..............................................................     8
 INVESTMENT OPTIONS..............................................................     8
    Variable Portfolios..........................................................     8
        American Funds Insurance Series..........................................     8
        Anchor Series Trust......................................................     8
        Lord Abbett Series Fund, Inc. ...........................................     8
        SunAmerica Series Trust..................................................     9
        Van Kampen Life Investment Trust.........................................     9
    Fixed Accounts...............................................................    11
    Dollar Cost Averaging Program................................................    11
    Transfers During the Accumulation Phase......................................    12
    Automatic Asset Rebalancing Program..........................................    14
    Voting Rights................................................................    14
    Substitution, Addition or Deletion of Variable Portfolios....................    14
 ACCESS TO YOUR MONEY............................................................    15
    Systematic Withdrawal Program................................................    15
    Minimum Contract Value.......................................................    15
 DEATH BENEFITS..................................................................    15
    Death Benefit Defined Terms..................................................    16
    Death Benefit Options........................................................    16
    Optional EstatePlus Benefit..................................................    17
    Spousal Continuation.........................................................    17
 EXPENSES........................................................................    18
    Separate Account Expenses....................................................    18
    Underlying Fund Expenses.....................................................    18
    Transfer Fee.................................................................    18
    Optional EstatePlus Fee......................................................    19
    Premium Tax..................................................................    19
    Income Taxes.................................................................    19
    Reduction or Elimination of Fees, Expenses and Additional Amounts Credited...    19
 INCOME OPTIONS..................................................................    19
    Annuity Date.................................................................    19
    Annuity Income Options.......................................................    19
    Fixed or Variable Income Payments............................................    20
    Annuity Income Payments......................................................    20
    Transfers During the Income Phase............................................    20
    Deferment of Payments........................................................    20
 TAXES...........................................................................    21
    Annuity Contracts in General.................................................    21
    Tax Treatment of Distributions - Non-Qualified Contracts.....................    21
    Tax Treatment of Distributions - Qualified Contracts.........................    21
    Minimum Distributions........................................................    22
    Tax Treatment of Death Benefits..............................................    23
    Contracts Owned by a Trust or Corporation....................................    23
    Gifts, Pledges and/or Assignments of a Contract..............................    23
    Diversification and Investor Control.........................................    23
 OTHER INFORMATION...............................................................    24
    AIG SunAmerica Life..........................................................    24
    The Separate Account.........................................................    24
    The General Account..........................................................    24
    Payments in Connection with Distribution of the Contract.....................    25
    Administration...............................................................    26
    Legal Proceedings............................................................    26
    Financial Statements.........................................................    26
    Registration Statements......................................................    27
 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION........................    27
 APPENDIX A - CONDENSED FINANCIALS...............................................   A-1
 APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION......................   B-1
 APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
  AND BENEFITS...................................................................   C-1


        ----------------------------------------------------------------
        ----------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.


ACCUMULATION PHASE - The period during which you invest money in your contract.


ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.


ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.


ANNUITY DATE - The date on which you select annuity income payments to begin.


ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.


BENEFICIARY - The person designated to receive any benefits under the contract if you or the Annuitant dies.


COMPANY - Refers to AIG SunAmerica Life Assurance Company, the insurer that issues this contract. The term "we," "us," "our," and "AIG SunAmerica Life" are also used to identify the Company.


CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.


FIXED ACCOUNT - An account, if available, that we may offer in which you may invest money and earn a fixed rate of return.


INCOME PHASE - The period, upon annuitization, during which we make annuity income payments to you.


LATEST ANNUITY DATE - Your 95th birthday or tenth contract anniversary, whichever is later.


MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.


NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange


OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.


PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.


QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.


SEPARATE ACCOUNT - A segregated asset account maintained separately from the Company's regular portfolio of investments and general accounts. The Separate Account is established by the Company to purchase and hold the Variable Portfolios.


TRUSTS - Collectively refers to the American Funds Insurance Series, Anchor Series Trust, Lord Abbett Series Trust, Inc., SunAmerica Series Trust and Van Kampen Life Investment Trust.


UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.


VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio has its own investment objective and is invested in the Underlying Funds of the Trusts.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                                   HIGHLIGHTS
        ----------------------------------------------------------------
        ----------------------------------------------------------------

This Anchor Advisor Variable Annuity is a contract between you and AIG SunAmerica Life Assurance Company (the "Company"). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of variable and available fixed account options. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.


RIGHT TO EXAMINE: You may cancel your contract within 10 days after receiving it (or whatever period is required in your state). You will receive your contract value on the day that we receive your request. This amount may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. PLEASE SEE PURCHASING A VARIABLE ANNUITY AND RIGHT TO EXAMINE IN THE PROSPECTUS.



EXPENSES: There are fees and charges associated with the contract. We deduct separate account charges which equal 1.52% annually of the average daily value of your contract allocated to the Variable Portfolios. There are portfolio expenses on amounts invested in the Variable Portfolios, including Rule 12b-1 fees of up to 0.25%. If you elect optional features available under the contract we may charge additional fees for those features. PLEASE SEE THE FEE TABLE, PURCHASING AN ANCHOR ADVISOR VARIABLE ANNUITY AND EXPENSES IN THE PROSPECTUS.



ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.



DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.



INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive fixed or variable income payments or a combination of both. You may also chose from five different income options, including an option for income that you cannot outlive. PLEASE SEE INCOME OPTIONS IN THE PROSPECTUS.



INQUIRIES: If you have questions about your contract, call your financial representative or contact us at AIG SunAmerica Life Assurance Company Annuity Service Center P.O. Box 54299 Los Angeles, California 90054-0299. Telephone
Number: (800) 445-SUN2. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.


SEE APPENDIX C FOR INFORMATION REGARDING STATE CONTRACT AVAILABILITY AND STATE SPECIFIC VARIATIONS OF CERTAIN FEATURES AND BENEFITS.

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE MORE INFORMATION REGARDING HOW MONEY IS SHARED AMONGST OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS AND FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, SEE THE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT SECTION UNDER OTHER INFORMATION.

  PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF
                                   INVESTING.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             FEE AND EXPENSE TABLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.

MAXIMUM OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGES........................................................................  None

TRANSFER FEE..................  $25 per transfer after the first 15 transfers in any contract year.

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE........................................................
                                                                            None

SEPARATE ACCOUNT ANNUAL EXPENSES

(deducted from the average daily ending net asset value allocated to the Variable Portfolios)

Mortality and Expense Risk Charge...............................................  1.37%
Distribution Expense Charge.....................................................  0.15%
Optional EstatePlus Fee(1)......................................................  0.25%
                                                                                  =====
    TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES......................................  1.77%

UNDERLYING FUND EXPENSES


THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.



                        TOTAL ANNUAL UNDERLYING PORTFOLIO EXPENSES                          MINIMUM(2)   MAXIMUM(3)
                        ------------------------------------------                          ----------   ----------
(expenses that are deducted from underlying portfolios of the Trusts, including management
  fees, other expenses and 12b-1 fees, if applicable).....................................    0.50%        1.35%


FOOTNOTE TO THE FEE TABLES:

(1) EstatePlus is an optional earnings enhancement death benefit. If you do not elect the EstatePlus feature, your total separate account annual expenses would be 1.52%.


(2) As of December 31, 2006



(3) As of January 31, 2007

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES


(assuming maximum separate account annual expenses of 1.77%, including optional EstatePlus, and investment in an Underlying Fund with total expenses of 1.35%)


(1) If you surrender your contract at the end of the applicable time period:


    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $315              $963             $1,635            $3,430
---------------------------------------------------------------------
---------------------------------------------------------------------



(2) If you annuitize your contract at the end of the applicable time period(3):



    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $315              $963             $1,635            $3,430
---------------------------------------------------------------------
---------------------------------------------------------------------


(3) If you do not surrender your contract:


    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $315              $963             $1,635            $3,430
---------------------------------------------------------------------
---------------------------------------------------------------------


MINIMUM EXPENSE EXAMPLES


(assuming minimum separate account annual charges of 1.52%, no election of optional features and investment in an Underlying Fund with total expenses of 0.50%)


(1) If you surrender your contract at the end of the applicable time period:


    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $205              $634             $1,088            $2,348
---------------------------------------------------------------------
---------------------------------------------------------------------


(2) If you annuitize your contract at the end of the applicable time period:


    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $205              $634             $1,088            $2,348
---------------------------------------------------------------------
---------------------------------------------------------------------


(3) If you do not surrender your contract:


    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $205              $634             $1,088            $2,348
---------------------------------------------------------------------
---------------------------------------------------------------------


EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Table and Expense Examples is to show you the various expenses you would incur directly and indirectly by investing in the variable annuity contract. The Fee Table and Expense Examples represent both fees of the separate account as well as total annual Underlying Fund expenses. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.


3. You do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. Please SEE INCOME OPTIONS BELOW.


   THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE
                                   EXPENSES.
           ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

 CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION
                          APPENDIX OF THIS PROSPECTUS.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                      THE ANCHOR ADVISOR VARIABLE ANNUITY
        ----------------------------------------------------------------
        ----------------------------------------------------------------

When you purchase a variable annuity, a contract exists between you and an insurance company. You are the owner of the contract. The contract provides several main benefits:

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     - Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you contribute to your retirement savings. This variable annuity works in two stages: the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make Purchase Payments into the contract. The Income Phase begins after the specified waiting period when you start taking annuity income payments.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to a Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, SEE INVESTMENT OPTIONS BELOW.


This annuity is designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. SEE TAXES BELOW.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                         PURCHASING A VARIABLE ANNUITY
        ----------------------------------------------------------------
        ----------------------------------------------------------------

An initial Purchase Payment is the money you give us to purchase a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The minimum initial Purchase Payment is $10,000 and subsequent amounts of $500 or more may be added to your contract.

We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,000,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Purchase Payments greater than $250,000. We reserve the right to change the amount at which pre-approval is required for prospectively issued contracts. Purchase Payments that would cause total Purchase Payments in all contracts issued by the Company or its affiliate, First SunAmerica Life Insurance Company, to the same owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. In addition, for any contracts that meet or exceed these dollar amount limitations, we further reserve the right to impose certain limitations on available living benefits under the contract. The terms creating any limit on the maximum death or living benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.


MAXIMUM ISSUE AGE


We may not issue a contract to anyone age 86 or older on the contract issue date. We may not accept subsequent Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.


JOINT OWNERSHIP AND ASSIGNMENT OF THE CONTRACT


We allow this contract to be jointly owned. We may require that the joint owners be spouses. However, the age of the older owner is used to determine the availability of most age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company.

You may assign this contract before beginning the Income Phase by sending us a written request for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We reserve the right to not recognize assignments if it changes the risk profile of the owner of the contract, as determined in our sole discretion. Please see the Statement of Additional Information for details on the tax consequences of an assignment. You should consult a qualified tax advisor before assigning the contract.

ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in "good order," including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. Thus, if we have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will be priced as of the time they are received by the broker-dealer. However, if we do not have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will not be priced until they are received by us.

An initial Purchase Payment will be priced within two business days after it is received by us in good order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received in good order after Market Close, the initial Purchase Payment will be priced within two business days after the next business day. We allocate your initial Purchase Payments as of the date such Purchase Payments are priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days, we will send your money back to you, or obtain your permission to keep your money until we get the information necessary to issue the contract.

Any subsequent Purchase Payment will be priced as of the day it is received by us in good order if the request is received before Market Close. If the subsequent Purchase Payment is received after Market Close, it will be priced as of the next business day. We invest your subsequent Purchase Payments in the Variable Portfolios and Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your allocation instructions on file.

Purchase Payments submitted by check can only be accepted by the Company at the following address:

AIG SunAmerica Life Assurance Company
P.O. Box 100330
Pasadena, CA 91189-0330

Purchase payments sent to the Annuity Service Center will be forwarded to the address above.

Overnight deliveries of Purchase Payments can only be accepted at the following address:

JP Morgan Chase National Processing Center
Lock Box 100330
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065

Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the appropriate address.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before that day's Market Close, or on the next business day's unit value if we receive your money after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the NYSE is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable daily asset based charges;
        and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

EXAMPLE:

We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

     Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

RIGHT TO EXAMINE


You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check with your financial representative. To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.


If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request.

Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. If your contract was issued in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract.

With respect to those contracts, we reserve the right to invest your money in the Cash Management Variable Portfolio during the free look period. If we place your money in the Cash Management Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period.

EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                               INVESTMENT OPTIONS
        ----------------------------------------------------------------
        ----------------------------------------------------------------

VARIABLE PORTFOLIOS

The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.


The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.



The Variable Portfolios offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment adviser and/or subadviser(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.



We review the Variable Portfolios periodically and may make changes if we determine that a Variable Portfolio no longer satisfies one or more of the selection criteria and/or if the Variable Portfolio has not attracted significant allocations from contract owners. We have included the Anchor Series Trust and SunAmerica Series Trust at least in part because they are managed by AIG SunAmerica Asset Management Corp., a wholly-owned subsidiary of the Company.



You are responsible for allocating Purchase Payments to the Variable Portfolios as is appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolios you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.



We do not provide investment advice, nor do we recommend or endorse any particular Variable Portfolio. The Variable Portfolios along with their respective advisers are listed below.


     AMERICAN FUNDS INSURANCE SERIES - CLASS 2

     Capital Research and Management Company is the investment adviser to American Funds Insurance Series ("AFIS").

     ANCHOR SERIES TRUST - CLASS 1

     AIG SunAmerica Asset Management Corp. ("AIG SAAMCo"), an indirect wholly-owned subsidiary of AIG, is the investment adviser and various managers are the subadviser to Anchor Series Trust ("AST").

     LORD ABBETT SERIES FUND, INC. - CLASS VC

     Lord, Abbett & Co. LLC is the investment adviser to Lord Abbett Series Fund, Inc. ("LASF").

     SUNAMERICA SERIES TRUST - CLASS 1

     AIG SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST").

     As noted below, certain portfolios invest in Class 3 shares of SAST.

     VAN KAMPEN LIFE INVESTMENT TRUST - CLASS II

     Van Kampen Asset Management is the investment adviser to Van Kampen Life Investment Trust ("VKT").


              (SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

                    VARIABLE PORTFOLIOS                                        MANAGED BY:                    TRUST  ASSET CLASS
                    -------------------                                        -----------                    -----  -----------
Aggressive Growth Portfolio                                  AIG SunAmerica Asset Management Corp.            SAST   STOCK
Alliance Growth Portfolio                                    AllianceBernstein L.P.                           SAST   STOCK
American Funds Global Growth Portfolio                       Capital Research and Management Company          AFIS   STOCK
American Funds Growth-Income Portfolio                       Capital Research and Management Company          AFIS   STOCK
American Funds Growth Portfolio                              Capital Research and Management Company          AFIS   STOCK
Asset Allocation Portfolio                                   Edge Asset Management, Inc.****                  AST    BALANCED
Balanced Portfolio                                           J.P. Morgan Investment Management Inc.           SAST   BALANCED
Blue Chip Growth Portfolio                                   AIG SunAmerica Asset Management Corp.            SAST   STOCK
Capital Appreciation Portfolio                               Wellington Management Company, LLP               AST    STOCK
Capital Growth Portfolio                                     OppenheimerFunds, Inc.                           SAST   STOCK
Cash Management Portfolio                                    Columbia Management Advisors, LLC                SAST   CASH
Corporate Bond Portfolio                                     Federated Investment Management Company          SAST   BONDS
Davis Venture Value Portfolio                                Davis Selected Advisers LLC                      SAST   STOCK
"Dogs" of Wall Street Portfolio*                             AIG SunAmerica Asset Management Corp.            SAST   STOCK
Equity Opportunities Portfolio                               OppenheimerFunds, Inc.                           SAST   STOCK
Foreign Value Portfolio**                                    Templeton Investment Counsel, LLC                SAST   STOCK
Fundamental Growth Portfolio                                 Wells Capital Management, Inc.                   SAST   STOCK
Global Bond Portfolio                                        Goldman Sachs Asset Management International     SAST   BONDS
Global Equities Portfolio                                    J.P. Morgan Investment Management Inc.           SAST   STOCK
Government and Quality Bond Portfolio                        Wellington Management Company, LLP               AST    BONDS
Growth-Income Portfolio                                      AllianceBernstein L.P.                           SAST   STOCK
Growth Opportunities Portfolio                               Morgan Stanley Investment Management Inc.***     SAST   STOCK
Growth Portfolio                                             Wellington Management Company, LLP               AST    STOCK
High-Yield Bond Portfolio                                    AIG SunAmerica Asset Management Corp.            SAST   BONDS
International Diversified Equities Portfolio                 Morgan Stanley Investment Management Inc.***     SAST   STOCK
International Growth and Income Portfolio                    Putnam Investment Management, Inc.               SAST   STOCK
Lord Abbett Growth and Income Portfolio*                     Lord, Abbett & Co. LLC                           LASF   STOCK
Marsico Focused Growth Portfolio                             Marsico Capital Management, LLC                  SAST   STOCK
MFS Massachusetts Investors Trust Portfolio*                 Massachusetts Financial Services Company         SAST   STOCK
MFS Total Return Portfolio                                   Massachusetts Financial Services Company         SAST   BALANCED
Mid-Cap Growth Portfolio                                     J.P. Morgan Investment Management, Inc.          SAST   STOCK
Natural Resources Portfolio                                  Wellington Management Company, LLP               AST    STOCK
Small & Mid Cap Value Portfolio**                            AllianceBernstein L.P.                           SAST   STOCK
Technology Portfolio                                         Columbia Management Advisors, LLC                SAST   STOCK
Telecom Utility Portfolio                                    Massachusetts Financial Services Company         SAST   STOCK
Van Kampen LIT Comstock Portfolio, Class II Shares*          Van Kampen Asset Management                      VKT    STOCK
Van Kampen LIT Growth and Income Portfolio, Class II Shares  Van Kampen Asset Management                      VKT    STOCK
Van Kampen LIT Strategic Growth Portfolio, Class II Shares   Van Kampen Asset Management                      VKT    STOCK
Worldwide High Income Portfolio                              Morgan Stanley Investment Management Inc.***     SAST   BONDS



* "Dogs" of Wall Street Portfolio is an equity fund seeking total return including capital appreciation and current income. MFS Massachusetts Investors Trust Portfolio is an equity fund seeking reasonable current income and long-term growth of capital and income. Van Kampen LIT Comstock Portfolio is an equity fund seeking capital growth and income.


** Class 3 shares of SAST.


*** Morgan Stanley Investment Management Inc. does business in certain instances using the name "Van Kampen."



**** Edge Asset Management, Inc. was formerly known as WM Advisors, Inc.


YOU SHOULD READ THE ACCOMPANYING PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE PORTFOLIOS, INCLUDING EACH VARIABLE PORTFOLIO'S INVESTMENT OBJECTIVE AND RISK FACTORS.

FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the minimum guaranteed interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     - Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     - Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     - Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.

DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to the Variable Portfolios according to your instructions or your current allocation instruction on file.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to the Variable Portfolios. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.

DOLLAR COST AVERAGING PROGRAM

The DCA program allows you to invest gradually in the Variable Portfolios at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, Fixed Account or DCA Fixed Account ("source account") to any other Variable Portfolio ("target account"). Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Fixed Accounts are not available as target accounts for the DCA program. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.

We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Account only accepts initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or Fixed Account into a DCA Fixed Account.

If you chose to allocate subsequent Purchase Payments to an active DCA program with a Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will be applicable to that subsequent Purchase Payment. Further, we will begin moving that subsequent Purchase Payment into your target allocations on the same day of the month as the initial active DCA program. Therefore, you may not receive a full 30 days interest prior to the first transfer to the target accounts.


You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Accounts, we transfer the remaining money according to your current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

     EXAMPLE OF DCA PROGRAM:

Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:

    -------------------------------------------------------------------------
            MONTH             ACCUMULATION UNIT          UNITS PURCHASED
    -------------------------------------------------------------------------
              1                     $ 7.50                     100
              2                     $ 5.00                     150
              3                     $10.00                      75
              4                     $ 7.50                     100
              5                     $ 5.00                     150
              6                     $ 7.50                     100
    -------------------------------------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.

TRANSFERS DURING THE ACCUMULATION PHASE

Subject to our rules, restrictions and policies, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any Fixed Accounts by telephone or through the Company's website (www.aigsunamerica.com) or in writing by mail or facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

Any transfer request will be priced as of the day it is received by us in good order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed Accounts. You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.

TRANSFER POLICIES


We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the contract owner, a reduction in contract value may also be harmful to annuitants and/or beneficiaries.


We have adopted the following administrative procedures to discourage Short-Term Trading.

We charge for transfers in excess of 15 in any contract year. Currently, the fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not counted towards the number of free transfers per contract year.


In addition to charging a fee when you exceed 15 transfers as described in the preceding paragraph, all transfer requests in excess of 5 transfers within a rolling six-month look-back period must be submitted by United States Postal Service first-class mail ("U.S. Mail") for twelve months from the date of your 5th transfer request ("Standard U.S. Mail Policy"). For example, if you made a transfer on August 16, 2007 and within the previous six months (from February 17, 2007 forward) you made 5 transfers including the August 16th transfer, then all transfers made for twelve months after August 16, 2007 must be submitted by U.S. Mail (from August 17, 2007 through August 16, 2008). U.S. Mail includes any U.S. Postal Service delivery method that offers delivery no sooner than U.S. Postal Service first-class mail, as determined in the Company's sole discretion. We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer. All transfers made on the same day prior to Market Close are considered one transfer request. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy. We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.



We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which reflect what we consider to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make;
(2) impose minimum holding periods; (3) reject any premium payment or transfer request; and/or (4) terminate your transfer privileges. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.


Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject or impose other conditions on transfer privileges include:

     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;


     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;



     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or



     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.



Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short- Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.



The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.



Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.



WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.

For information regarding transfers during the Income Phase, SEE INCOME OPTIONS BELOW.



UNDERLYING FUND FREQUENT TRADING POLICIES



Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures. While the Underlying Funds have their own policies and procedures that we may be obligated to enforce, you should assume that any protection you may have against potential harm from Short-Term trading is the protection provided by our Transfer Policies described above.



Under rules adopted by the Securities and Exchange Commission, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.



It is likely that most of the Underlying Funds' investments outside of this contract are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term trading, there may be a negative impact to the owners of the Underlying Fund, as well as the intermediaries (including the Separate Account and the Variable Portfolios), invested in the such Underlying Fund. Further, if an Underlying Fund believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in activities that violate an Underlying Fund's short-term trading policies, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.


AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Under the Automatic Asset Rebalancing program, your investments in the Variable Portfolios are periodically rebalanced to return your allocations to the percentages given at your last instruction for no additional charge. Automatic Asset Rebalancing typically involves shifting a portion of your money out of a Variable Portfolio with a higher return into a Variable Portfolio with a lower return. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.

     EXAMPLE OF AUTOMATIC ASSET REBALANCING PROGRAM:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in a bond Variable Portfolio and 50% in a stock Variable Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the bond Variable Portfolio now represents 60% of your holdings because it has increased in value and the growth Variable Portfolio represents 40% of your holdings. If you chose quarterly rebalancing, on the last day of that quarter, we would sell some of your Accumulation Units in the bond Variable Portfolio to bring its holdings back to 50% and use the money to buy more Accumulation Units in the stock Variable Portfolio to increase those holdings to 50%.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME.

VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, we may be required to obtain SEC approval or your approval.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                              ACCESS TO YOUR MONEY
        ----------------------------------------------------------------
        ----------------------------------------------------------------


You can access money in your contract by making a partial or total withdrawal, and/or by receiving annuity income payments during the Income Phase. SEE INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in good order, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.



Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in any Variable Portfolio or Fixed Accounts be at least $100, after the withdrawal and your total contract value must be at least $500. The request for withdrawal must be in writing. For withdrawals of $500,000 and more, you must submit a signature guarantee at the time of your request. Unless you provide us with different instructions, partial withdrawals will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested. IN THE EVENT THAT A PROPORTIONATE PARTIAL WITHDRAWAL WOULD CAUSE THE VALUE OF ANY VARIABLE PORTFOLIO OR FIXED ACCOUNT INVESTMENT TO BE LESS THAN $100, WE WILL CONTACT YOU TO OBTAIN ALTERNATE INSTRUCTIONS ON HOW TO STRUCTURE THE WITHDRAWAL.


Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $250. There must be at least $100 remaining in your contract at all times. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age
59 1/2.


The program is not available to everyone. Please contact our Annuity Service Center which can provide the necessary enrollment forms.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract value is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                                 DEATH BENEFITS
        ----------------------------------------------------------------
        ----------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.


We do not pay a death benefit if you die after you begin the Income Phase; your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. SEE INCOME OPTIONS BELOW.


You designate your Beneficiary, who will receive any death benefit payments. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. If your contract is jointly owned, the surviving joint owner is the sole beneficiary.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in good order (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next business day. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.


If a Beneficiary does not elect a settlement option, within 60 days of our receipt of all required paperwork and satisfactory proof of death, we pay a lump sum death benefit to the Beneficiary.


The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the Contract. SEE SPOUSAL CONTINUATION BELOW.


Payments must begin under the selected annuity income option no later than the first anniversary of death for Non-qualified contracts or December 31st of the year following the year of death for IRAs. Beneficiaries who do not begin taking payments within these specified time periods will not be eligible to elect an income option.



DEATH BENEFIT DEFINED TERMS


The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We define Net Purchase Payments as Purchase Payments less an adjustment for each withdrawal, including fees and charges applicable to that withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equals total Purchase Payments into your contract. To calculate the adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.

To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced, by taking the amount of the withdrawal in relation to the contract value immediately before the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

THE COMPANY DOES NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER YOUR 86TH BIRTHDAY.

DEATH BENEFIT OPTIONS


This contract provides two death benefit options: the Purchase Payment Accumulation Option and the Maximum Anniversary Option. In addition, you may also elect the optional EstatePlus feature, described below. These elections must be made at the time you purchase your contract and once made, cannot be changed or terminated. You may pay for the optional EstatePlus feature and your Beneficiary may never receive the benefit once you begin the Income Phase on or before the Latest Annuity Date.


OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments recorded after the date of death; and reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of the withdrawal; or

     3. the contract value on the seventh contract anniversary, plus any Purchase Payments since the seventh contract anniversary; and reduced for any withdrawals since the seventh contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any purchase payments recorded after the date of death; and reduced for each withdrawal recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

OPTION 2 - MAXIMUM ANNIVERSARY OPTION

The death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Net Purchase Payments since that contract anniversary.

If you are age 90 or older at the time of death and selected the Maximum Anniversary Option, the death benefit will be equal to contract value at the time we receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of this Option if:

     - you are age 81 or older at the time of contract issue; or

     - you are age 90 or older at the time of your death.

The Death Benefit on contracts issued before October 24, 2001 would be subject to a different calculation. Please see the Statement of Additional Information for details.

For contracts in which the aggregate of all Purchase Payments in contracts issued by AIG SunAmerica Life and/or First SunAmerica to the same owner/annuitant are in excess of $1,000,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

OPTIONAL ESTATEPLUS BENEFIT


EstatePlus, an optional earnings enhancement benefit of your contract, may increase the death benefit amount if you have earnings in your contract at the time of death. The fee for the benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolios. EstatePlus is not available if you are age 81 or older at the time we issue your contract.


You must elect EstatePlus at the time we issue your contract and you may not terminate this election. Furthermore, EstatePlus is not payable after the Latest Annuity Date. You may pay for EstatePlus and your Beneficiary may never receive the benefit if you live past the Latest Annuity Date.

We will add a percentage of your contract earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Benefit"), to the death benefit payable. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit.

The table below applies to contracts issued prior to your 70th birthday:

----------------------------------------------------------------------------
   CONTRACT YEAR              ESTATEPLUS                    MAXIMUM
      OF DEATH                PERCENTAGE              ESTATEPLUS BENEFIT
----------------------------------------------------------------------------
 Years 0 - 4           25% of Earnings             40% of Net Purchase
                                                   Payments
----------------------------------------------------------------------------
 Years 5 - 9           40% of Earnings             65% of Net Purchase
                                                   Payments*
----------------------------------------------------------------------------
 Years 10+             50% of Earnings             75% of Net Purchase
                                                   Payments*
----------------------------------------------------------------------------

The table below applies to contracts issued on or after your 70th birthday but prior to your 81st birthday:

---------------------------------------------------------------------------------
      CONTRACT YEAR                ESTATEPLUS                    MAXIMUM
        OF DEATH                   PERCENTAGE              ESTATEPLUS BENEFIT
---------------------------------------------------------------------------------
 All Contract Years         25% of Earnings             40% of Net Purchase
                                                        Payments*
---------------------------------------------------------------------------------

* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods during which you have owned your contract ending on the date of death. Your Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the table above.

What is the EstatePlus Percentage?

We determine the EstatePlus benefit using the EstatePlus Percentage, indicated in the table above, which is a specified percentage of the earnings in your contract on the date of death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If there are no earnings in your contract at the time of death, the amount of your EstatePlus benefit will be zero.

What is the Maximum EstatePlus Benefit?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of your Net Purchase Payments, as indicated in the table above.

EstatePlus may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please contact your financial representative for information regarding availability.


A Continuing Spouse may continue EstatePlus if they are age 80 or younger on the Continuation Date or terminate the benefit. If a Continuing Spouse is age 81 or older on the Continuation Date, they may continue the contract only and may not continue the EstatePlus feature. If the Continuing Spouse terminates EstatePlus or dies after the Latest Annuity Date, no EstatePlus benefit will be payable to the Continuing Spouse's Beneficiary. SEE SPOUSAL CONTINUATION BELOW.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ESTATEPLUS (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

SPOUSAL CONTINUATION


The Continuing Spouse may elect to continue the contract after your death. Generally, the contract, its benefits and elected features, if any, remain the same. The Continuing

Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. A spousal continuation can only take place once, upon the death of the original owner of the contract. If the Continuing Spouse terminates any optional death benefit or dies after the Latest Annuity Date, no optional death benefit will be payable to the Continuing Spouse's Beneficiary.


To the extent that the Continuing Spouse invests in the Variable Portfolios, they will be subject to investment risk as was the original owner.


Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original owner, exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original owner ("Continuation Date"). The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the contract. SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS AFTER A SPOUSAL CONTINUATION.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                                    EXPENSES
        ----------------------------------------------------------------
        ----------------------------------------------------------------

There are fees and expenses associated with your contract which reduce your investment return. We will not increase the contract fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund fees may increase or decrease. Some states may require that we charge less than the amounts described below. FOR STATE-SPECIFIC EXPENSES, PLEASE SEE APPENDIX C -- STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS.


We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment adviser and/or subadvisers (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH THE DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.


SEPARATE ACCOUNT EXPENSES

The mortality and expense risk charge and distribution expense charge is 1.52% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEE


Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Fund. These fees may vary. They are not fixed or specified in your annuity contract, rather the Underlying Funds are governed by their own boards of trustees.


12b-1 FEES

Shares of certain Trusts may be subject to fees imposed under a distribution and/or servicing plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.

There is an annualized 0.25% fee applicable to Class II shares of the Van Kampen Life Investment Trust, Class 2 shares of the American Funds Insurance Series, and Class 3 shares of SunAmerica Series Trust. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.

For more detailed information on these Underlying Fund fees, refer to the prospectuses for the Trusts.

TRANSFER FEE

Generally, we permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. SEE TRANSFERS DURING THE ACCUMULATION PHASE ABOVE.

OPTIONAL ESTATEPLUS FEE


The annualized fee for the optional EstatePlus benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s).


PREMIUM TAX


Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. We deduct these premium tax charges when you fully surrender your contract or begin the Income Phase. In the future, we may deduct this premium tax at the time you make a Purchase Payment or upon payment of a death benefit. SEE STATE APPENDIX BELOW.


INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                                 INCOME OPTIONS
        ----------------------------------------------------------------
        ----------------------------------------------------------------

ANNUITY DATE


During the Income Phase, we use the money accumulated in your contract to make regular annuity income payments to you. You may begin the Income Phase any time after your second contract anniversary. You must provide us with a written request of the date you want annuity income payments to begin. Your annuity date is the first day of the month you select annuity income payments to begin ("Annuity Date"). You may change your Annuity Date, so long as you do so at least seven days before the annuity income payments are scheduled to begin. Except as indicated under Option 5 below, once you begin receiving annuity income payments, you cannot otherwise access your money through a withdrawal or surrender.



We do not pay a death benefit to your Beneficiary once you begin the Income Phase. SEE DEATH BENEFITS ABOVE.


Annuity income payments must begin on or before your Latest Annuity Date. If you do not choose an Annuity Date, your annuity income payments will automatically begin on the Latest Annuity Date.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences. In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES BELOW.


ANNUITY INCOME OPTIONS



You must contact us to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your income option before beginning the Income Phase. If you elect to receive annuity income payments but do not select an income option, your annuity income payments shall be in accordance with income Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is income Option 3 for a period of 10 years.


We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new annuitant election, you may not select an annuity income option based on the life of the Annuitant.


INCOME OPTION 1 - LIFE INCOME ANNUITY



This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.



INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY


This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.



INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 YEARS
GUARANTEED


This option is similar to Option 2 above, with an additional guarantee of payments for at least 10. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.


INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED



This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.



INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD



This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable annuity income payments.



The value of an Annuity Unit, regardless of the option chosen, takes into account the mortality and expense risk charge. Since income Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.


Please read the Statement of Additional Information for a more detailed discussion of the annuity income options.

FIXED OR VARIABLE INCOME PAYMENTS


You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed.



ANNUITY INCOME PAYMENTS


We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     - for life options, your age when annuity income payments begin; and

     - the contract value attributable to the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. SEE ALSO ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                                     TAXES
        ----------------------------------------------------------------
        ----------------------------------------------------------------

NOTE: THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS, AND GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.


If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.


If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another Qualified Contract.


AGGREGATION OF CONTRACTS



All Non-Qualified Contracts that are issued by us (or our affiliates) to you during any calendar year will be treated as one annuity contract for purposes of determining the taxable amount of any distribution


TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS


If you make partial or total withdrawals from a Non-qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other purchase payments and earnings in the contract. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:


     - after attaining age 59 1/2;

     - when paid to your beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age
       59 1/2, whichever is later;

     - under an immediate annuity contract;

     - which are attributable to Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS (INCLUDING GOVERNMENTAL 457(b) ELIGIBLE DEFERRED COMPENSATION PLANS)


Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from Qualified Contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.


The taxable portion of any withdrawal or income payment from a Qualified Contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     - after attainment of age 59 1/2;

     - when paid to your beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs)

     - for payment of health insurance if you are unemployed and meet certain requirements

     - distributions from IRAs for higher education expenses

     - distributions from IRAs for first home purchases


     - amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty.



The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the Code, regulations, IRS pronouncements, and other applicable legal authorities. The Department of the Treasury published proposed 403(b) regulations on November 16, 2004. These Treasury regulations, when issued in final form, could affect or limit contractual rights, including but not limited to the right to transfer amounts to another provider. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.


Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.


If you are purchasing the Contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the Contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the Contract itself is a qualifying arrangement (as with a 403(b) annuity or Individual Retirement Annuity), the Contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the Contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.


MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own an IRA, you must begin taking distributions when you attain age 70 1/2. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

The IRS issued regulations, effective January 1, 2003, regarding required minimum distributions from Qualified annuity contracts. One of the regulations effective January 1, 2006 requires that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and living benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax advisor.

TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-qualified annuity contract.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT


If you transfer ownership of your Non-qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-qualified contract.


The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.


The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-qualified Contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.


These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

        ----------------------------------------------------------------

        ----------------------------------------------------------------
                               OTHER INFORMATION
        ----------------------------------------------------------------
        ----------------------------------------------------------------

AIG SUNAMERICA LIFE

The Company is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, the Company redomesticated under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

Circumstances affecting AIG can have an impact on the Company. For example, downgrades or other ratings actions taken by the major rating agencies with respect to AIG can result in corresponding downgrades and ratings actions being taken with respect to the Company's ratings.


THE DISTRIBUTOR



AIG SunAmerica Capital Services, Inc., ("AIG SACS") Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG SACS, an affiliate of the Company, is a registered broker-dealer under the Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No underwriting fees are retained by AIG SACS in connection with the distribution of the contracts.


THE SEPARATE ACCOUNT

The Company established the Separate Account, Variable Annuity Account Four, under California law on November 8, 1994. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

The Company owns the assets in the Separate Account. However, the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by the Company. Income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

THE GENERAL ACCOUNT


Money allocated to any Fixed Accounts goes into the Company's general account. The general account consists of all of the company's assets other than assets attributable to a Separate Account. All of the assets in the general account are chargeable with the claims of any of the Company's contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.



The Company has a support agreement in effect between the Company and its ultimate parent company, AIG. The Company's insurance policy obligations for individual and group contracts issued prior to December 29, 2006 at 4:00 p.m. Eastern Time, are guaranteed (the "Guarantee") by American Home Assurance Company ("American Home"), a subsidiary of AIG and an affiliate of the Company. See the Statement of Additional Information for more information regarding these arrangements.



GUARANTEE OF INSURANCE OBLIGATIONS



On December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated. The Guarantee will not cover any contracts or certificates with a date of issue later than the Point of Termination. The Guarantee will continue to cover individual contracts, individual certificates and group unallocated contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts or certificates are satisfied in full. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and annuity income options. The Guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The Guarantee provides that individual contract owners, individual certificate holders and group unallocated contract owners with a date of issue earlier than the Point of Termination can enforce the Guarantee directly.



American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of AIG.



PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT



PAYMENTS WE MAKE



We make payments in connection with the distribution of the contracts that generally fall into the three categories below.



COMMISSIONS. Registered representatives of broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and AIG SACS. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 2.50% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value annually. The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program.



ADDITIONAL CASH COMPENSATION. We may pay selling firms support fees in the form of additional cash compensation. These payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us or a flat fee. These payments may be consideration for, among other things, product placement/preference, greater access to train and educate the selling firm's registered representatives about our products, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our products. The amount of these fees may be tied to the anticipated level of our access in that selling firm. We enter into such arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ between selling firms. We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from the fees and charges collected under the contract.



NON-CASH COMPENSATION. Some registered representatives may receive various types of non-cash compensation such as gifts and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and NASD rules.



Commissions and other support fees may influence the way that a selling firm and its registered representatives market the contract and service customers who purchase the contract, and may influence the selling firm and its registered representatives to present this contract over others available in the market place. YOU SHOULD DISCUSS WITH YOUR SELLING FIRM AND/OR REGISTERED REPRESENTATIVE HOW THEY ARE COMPENSATED FOR SALES OF A CONTRACT AND/OR ANY RESULTING REAL OR PERCEIVED CONFLICTS OF INTEREST.



PAYMENTS WE RECEIVE



We may directly or indirectly receive payments from the Trusts, their investment advisers, sub-advisers and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. We generally receive three kinds of payments.



RULE 12B-1 OR SERVICE FEES. We receive either 12b-1 or service fees of up to 0.25% of the average daily assets of the Underlying Funds in the Contracts from certain Trusts. These fees are deducted directly from the assets of the Underlying Funds. Please see EXPENSES above.



ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.50% annually based on assets under management from certain Trusts' investment advisers, subadvisers and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the investment management fees deducted from assets of the Underlying Funds. Contract owners, through their indirect investment in the Trusts, bear the costs of these investment management fees. These amounts are generally based on assets under management from certain Trusts' investment advisers or their affiliates and vary by Trust. Some investment advisers, subadvisers and/or distributors (or affiliates thereof) pay us more than others. Such amounts received from AIG SAAMCo, our wholly-owned subsidiary, are paid pursuant to a profit sharing agreement and are not expected to exceed 0.50% annually based on assets under management.

OTHER PAYMENTS. Certain investment advisers, subadvisers and/or distributors (or affiliates thereof) may help offset the costs we incur for training to support sales of the Underlying Funds in the contract. These amounts may provide such advisers and/or subadvisers access to national and regional sales conferences attended by our employees and registered representatives. In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisers, subadvisers and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.


ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-SUN2, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

LEGAL PROCEEDINGS


Along with other companies, the Company has received subpoenas for information in connection with an ongoing investigation by the Securities & Exchange Commission ("SEC") and the United States Department of Justice ("DOJ") concerning the issuance of guaranteed investment contracts in connection with tax exempt issuances. The Company is cooperating fully with the investigation. The impact of this matter, if any, on the Company's financial position cannot be reasonably estimated at this time.



On February 9, 2006, AIG announced that it had reached a resolution of claims and matters under investigation with the DOJ, the SEC, the Office of the New York Attorney General and the New York State Department of Insurance ("NYAG and DOI"). The settlements resolved outstanding litigation filed by the SEC, NYAG and DOI against AIG and conclude negotiations with these authorities and the DOJ in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company obtained temporary permission from the SEC to continue to serve as a depositor for separate accounts. The Company expects permanent permission to be forthcoming, as the SEC has granted this type of relief to others in the past in similar circumstances. There is no assurance that permanent permission will be granted, however. Accordingly, no assurance can be given that any further changes in circumstances for AIG will not impact the Company.



There are no pending legal proceedings affecting the Separate Account. Various lawsuits against the Company and its subsidiaries have arisen in the ordinary course of business. In addition, various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company and its subsidiaries, such as through financial examinations, market conduct exams or regulatory inquiries. In management's opinion, except as noted above, these matters are not material in relation to the financial position of the Company.


FINANCIAL STATEMENTS

AIG SUPPORT AGREEMENT

AIG has entered into a support agreement with the Company under which AIG has agreed to cause the Company to maintain a minimum net worth and liquidity to meet its policy obligations. The support agreement requires AIG to make payments solely to the Company and not to the policyholders. Under no circumstance can a policyholder proceed directly against AIG for payment on its own behalf; all actions under the support agreements must be brought by the Company, or if the Company fails to enforce its rights, by a policyholder on behalf of the Company.

WHERE YOU CAN FIND MORE INFORMATION

The SEC allows us to "incorporate by reference" some of the information the Company and AIG files with the SEC, which means that we can disclose important information to you by referring you to those documents. The information incorporated by reference is considered to be a part of this prospectus.


The consolidated financial statements, the financial statement schedules and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control over Financial Reporting) incorporated in this prospectus by reference to the Annual Report on Form 10-K of AIG for the fiscal year ended December 31, 2006 have been so incorporated in reliance on the report (which contains an adverse opinion on the effectiveness of internal control over financial reporting) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.



AIG is subject to the informational requirements of the Exchange Act. AIG files reports and other information with the SEC to meet those requirements. AIG files this information electronically pursuant to EDGAR, and it is available to the public through the SEC's website at http://www.sec.gov and AIG's website at http://www.aig.com. You can also inspect and copy this information at SEC public facilities at the following locations:


WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial, Room 4300
New York, NY 10281

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

AIG SunAmerica Life Assurance Company
Annuity Service Center
P.O. Box 54299
Los Angeles, California 90054-0299
Telephone Number: (800) 445-SUN2

The financial statements of the Company, the Separate Account and American Home can be found in the Statement of Additional Information ("SAI"). You may obtain a free copy of this SAI if you contact our Annuity Service Center at 800-445-SUN2.


REGISTRATION STATEMENTS



Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, American Home, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.


        ----------------------------------------------------------------
        ----------------------------------------------------------------
                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
        ----------------------------------------------------------------
        ----------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-SUN2. The contents of the SAI are listed below.


Separate Account................................    3
American Home Assurance Company.................    3
General Account.................................    3
Support Agreement Between the Company and AIG...    4
Performance Data................................    4
Annuity Income Payments.........................    6
Annuity Unit Values.............................    6
Death Benefit Options for Contracts Issued
  Before October 24, 2001.......................    9
Death Benefits Following Spousal Continuation
  for Contracts Issued Before October 24,
  2001..........................................   10
Taxes...........................................   12
Distribution of Contracts.......................   20
Financial Statements............................   20

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       APPENDIX A - CONDENSED FINANCIALS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                          FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                             ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
              PORTFOLIOS                    12/31/01       12/31/02       12/31/03       12/31/04       12/31/05       12/31/06
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH - SAST Class 1 Shares
(Inception Date - 7/9/01)
        Beginning AUV..................   (a)$20.283     (a)$13.648     (a)$10.123     (a)$12.807     (a)$14.731     (a)$15.776
                                          (b)$17.073     (b)$13.621     (b)$10.078     (b)$12.719     (b)$14.592     (b)$15.589
        End AUV........................   (a)$13.648     (a)$10.123     (a)$12.807     (a)$14.731     (a)$15.776     (a)$17.604
                                          (b)$13.621     (b)$10.078     (b)$12.719     (b)$14.592     (b)$15.589     (b)$17.351
        Ending Number of AUs...........   (a)1,549,152   (a)1,113,813   (a)998,418     (a)918,204     (a)727,670     (a)551,178
                                          (b)2,901       (b)3,336       (b)4,795       (b)4,507       (b)4,781       (b)4,239
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCE GROWTH - SAST Class 1 Shares
(Inception Date - 7/9/01)
        Beginning AUV..................   (a)$38.509     (a)$32.621     (a)$22.076     (a)$27.355     (a)$29.082     (a)$33.404
                                          (b)$32.000     (b)$32.541     (b)$21.966     (b)$27.152     (b)$28.794     (b)$32.991
        End AUV........................   (a)$32.621     (a)$22.076     (a)$27.355     (a)$29.082     (a)$33.404     (a)$33.154
                                          (b)$32.541     (b)$21.966     (b)$27.152     (b)$28.794     (b)$32.991     (b)$32.663
        Ending Number of AUs...........   (a)3,468,395   (a)2,495,614   (a)2,087,862   (a)1,635,976   (a)1,272,463   (a)963,216
                                          (b)24,593      (b)23,197      (b)24,778      (b)12,714      (b)8,754       (b)9,266
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 2 Shares
(Inception Date - 7/28/03)
        Beginning AUV..................   (a)N/A         (a)N/A         (a)$12.479     (a)$14.591     (a)$16.310     (a)$18.325
                                          (b)N/A         (b)N/A         (b)$12.447     (b)$14.537     (b)$16.209     (b)$18.167
        Ending AUV.....................   (a)N/A         (a)N/A         (a)$14.591     (a)$16.310     (a)$18.325     (a)$21.736
                                          (b)N/A         (b)N/A         (b)$14.537     (b)$16.209     (b)$18.167     (b)$21.494
        Ending Number of AUs...........   (a)N/A         (a)N/A         (a)144,246     (a)615,729     (a)1,160,068   (a)1,683,503
                                          (b)N/A         (b)N/A         (b)875         (b)15,195      (b)41,719      (b)53,179
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 2
Shares
(Inception Date - 7/28/03)
        Beginning AUV..................   (a)N/A         (a)N/A         (a)$13.167     (a)$14.667     (a)$16.252     (a)$18.599
                                          (b)N/A         (b)N/A         (b)$13.139     (b)$14.621     (b)$16.161     (b)$18.448
        Ending AUV.....................   (a)N/A         (a)N/A         (a)$14.667     (a)$16.252     (a)$18.599     (a)$20.190
                                          (b)N/A         (b)N/A         (b)$14.621     (b)$16.161     (b)$18.448     (b)$19.977
        Ending Number of AUs...........   (a)N/A         (a)N/A         (a)330,470     (a)813,276     (a)1,415,699   (a)1,791,032
                                          (b)N/A         (b)N/A         (b)5,884       (b)55,915      (b)62,571      (b)56,849
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS
Class 2 Shares
(Inception Date - 7/28/03)
        Beginning AUV..................   (a)N/A         (a)N/A         (a)$12.590     (a)$14.197     (a)$15.434     (a)$16.088
                                          (b)N/A         (b)N/A         (b)$12.560     (b)$14.148     (b)$15.342     (b)$15.952
        Ending AUV.....................   (a)N/A         (a)N/A         (a)$14.197     (a)$15.434     (a)$16.088     (a)$18.254
                                          (b)N/A         (b)N/A         (b)$14.148     (b)$15.342     (b)$15.952     (b)$18.055
        Ending Number of AUs...........   (a)N/A         (a)N/A         (a)580,789     (a)1,614,783   (a)2,958,963   (a)4,005,701
                                          (b)N/A         (b)N/A         (b)8,914       (b)74,950      (b)101,235     (b)93,671
---------------------------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION - AST Class 1 Shares
(Inception Date - 7/9/01)
        Beginning AUV..................   (a)$19.448     (a)$18.614     (a)$16.951     (a)$20.546     (a)$22.327     (a)$23.083
                                          (b)$19.178     (b)$18.582     (b)$16.881     (b)$20.409     (b)$22.124     (b)$22.816
        End AUV........................   (a)$18.614     (a)$16.951     (a)$20.546     (a)$22.327     (a)$23.083     (a)$25.309
                                          (b)$18.582     (b)$16.881     (b)$20.409     (b)$22.124     (b)$22.816     (b)$24.953
        Ending Number of AUs...........   (a)1,700,036   (a)1,804,886   (a)1,803,785   (a)1,851,557   (a)1,700,748   (a)1,596,213
                                          (b)4,093       (b)14,688      (b)13,259      (b)9,923       (b)8,329       (b)7,924

---------------------------------------------------------------------------------------------------------------------------------
BALANCED - SAST Class 1 Shares
(formerly SunAmerica Balanced)
(Inception Date - 7/9/01)
        Beginning AUV..................   (a)$17.561     (a)$15.021     (a)$12.550     (a)$14.229     (a)$14.964     (a)$15.017
                                          (b)$16.318     (b)$14.988     (b)$12.491     (b)$14.127     (b)$14.819     (b)$14.835
        End AUV........................   (a)$15.021     (a)$12.550     (a)$14.229     (a)$14.964     (a)$15.017     (a)$16.398
                                          (b)$14.988     (b)$12.491     (b)$14.127     (b)$14.819     (b)$14.835     (b)$16.158
        Ending Number of AUs...........   (a)2,982,720   (a)2,302,709   (a)1,938,351   (a)1,593,062   (a)1,328,618   (a)1,154,984
                                          (b)7,505       (b)15,203      (b)12,214      (b)8,614       (b)8,069       (b)7,553

---------------------------------------------------------------------------------------------------------------------------------
BLUE CHIP GROWTH - SAST Class 1 Shares
(Inception Date - 7/9/01)
        Beginning AUV..................   (a)$8.759      (a)$6.692      (a)$4.661      (a)$5.785      (a)$5.996      (a)$6.056
                                          (b)$8.066      (b)$6.674      (b)$4.637      (b)$5.741      (b)$5.935      (b)$5.980
        End AUV........................   (a)$6.692      (a)$4.661      (a)$5.785      (a)$5.996      (a)$6.056      (a)$6.357
                                          (b)$6.674      (b)$4.637      (b)$5.741      (b)$5.935      (b)$5.980      (b)$6.261
        Ending Number of AUs...........   (a)84,737      (a)219,074     (a)377,969     (a)307,355     (a)257,480     (a)213,613
                                          (b)14,912      (b)24,894      (b)30,031      (b)62,032      (b)75,886      (b)67,420

---------------------------------------------------------------------------------------------------------------------------------



         AUV - Accumulation Unit Value


         AU - Accumulation Units


         (a) Reflects AUV/AU without election of EstatePlus.


         (b) Reflects AUV/AU with election of EstatePlus.

                                          FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                             ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
              PORTFOLIOS                    12/31/01       12/31/02       12/31/03       12/31/04       12/31/05       12/31/06
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION - AST Class 1
Shares
(Inception Date - 7/9/01)
        Beginning AUV..................   (a)$39.336     (a)$33.864     (a)$25.794     (a)$33.600     (a)$36.106     (a)$39.703
                                          (b)$33.269     (b)$33.775     (b)$25.662     (b)$33.343     (b)$35.743     (b)$39.206
        End AUV........................   (a)$33.864     (a)$25.794     (a)$33.600     (a)$36.106     (a)$39.703     (a)$43.571
                                          (b)$33.775     (b)$25.662     (b)$33.343     (b)$35.743     (b)$39.206     (b)$42.917
        Ending Number of AUs...........   (a)2,269,004   (a)1,854,892   (a)1,705,205   (a)1,490,686   (a)1,263,794   (a)1,137,127
                                          (b)29,640      (b)43,419      (b)44,085      (b)45,479      (b)45,904      (b)42,792

---------------------------------------------------------------------------------------------------------------------------------
CAPITAL GROWTH - SAST Class 1 Shares
(formerly Goldman Sachs Research)
(Inception Date - 7/9/01)
        Beginning AUV..................   (a)$9.332      (a)$7.173      (a)$5.080      (a)$6.266      (a)$6.975      (a)$7.117
                                          (b)$9.103      (b)$7.154      (b)$5.054      (b)$6.218      (b)$6.904      (b)$7.027
        End AUV........................   (a)$7.173      (a)$5.080      (a)$6.266      (a)$6.975      (a)$7.117      (a)$8.177
                                          (b)$7.154      (b)$5.054      (b)$6.218      (b)$6.904      (b)$7.027      (b)$8.054
        Ending Number of AUs...........   (a)179,926     (a)213,444     (a)153,918     (a)192,318     (a)121,681     (a)159,177
                                          (b)32,029      (b)29,747      (b)21,191      (b)6,064       (b)9,648       (b)9,678

---------------------------------------------------------------------------------------------------------------------------------
CASH MANAGEMENT - SAST Class 1 Shares
(Inception Date - 7/9/01)
        Beginning AUV..................   (a)$12.793     (a)$13.062     (a)$13.040     (a)$12.929     (a)$12.838     (a)$12.997
                                          (b)$12.882     (b)$13.028     (b)$12.976     (b)$12.834     (b)$12.712     (b)$12.838
        End AUV........................   (a)$13.062     (a)$13.040     (a)$12.929     (a)$12.838     (a)$12.997     (a)$13.394
                                          (b)$13.028     (b)$12.976     (b)$12.834     (b)$12.712     (b)$12.838     (b)$13.197
        Ending Number of AUs...........   (a)15,479,712  (a)7,100,813   (a)1,794,139   (a)1,216,652   (a)1,047,946   (a)1,098,355
                                          (b)63,268      (b)41,598      (b)20,307      (b)49,074      (b)10,661      (b)12,816

---------------------------------------------------------------------------------------------------------------------------------
CORPORATE BOND - SAST Class 1 Shares
(Inception Date - 7/9/01)
        Beginning AUV..................   (a)$13.190     (a)$13.972     (a)$14.788     (a)$16.304     (a)$17.153     (a)$17.217
                                          (b)$13.674     (b)$13.933     (b)$14.709     (b)$16.176     (b)$16.977     (b)$16.997
        End AUV........................   (a)$13.972     (a)$14.788     (a)$16.304     (a)$17.153     (a)$17.217     (a)$17.951
                                          (b)$13.933     (b)$14.709     (b)$16.176     (b)$16.977     (b)$16.997     (b)$17.677
        Ending Number of AUs...........   (a)1,282,670   (a)1,250,457   (a)1,070,502   (a)1,028,350   (a)1,078,009   (a)1,152,296
                                          (b)29,323      (b)41,384      (b)38,215      (b)32,972      (b)35,953      (b)29,618

---------------------------------------------------------------------------------------------------------------------------------
DAVIS VENTURE VALUE - SAST Class 1
Shares
(Inception Date - 7/9/01)
        Beginning AUV..................   (a)$30.052     (a)$26.245     (a)$21.522     (a)$28.218     (a)$31.548     (a)$34.369
                                          (b)$25.322     (b)$26.176     (b)$21.413     (b)$28.004     (b)$31.231     (b)$33.939
        End AUV........................   (a)$26.245     (a)$21.522     (a)$28.218     (a)$31.548     (a)$34.369     (a)$39.032
                                          (b)$26.176     (b)$21.413     (b)$28.004     (b)$31.231     (b)$33.939     (b)$38.448
        Ending Number of AUs...........   (a)4,522,372   (a)3,853,665   (a)3,450,131   (a)3,134,711   (a)2,752,424   (a)2,455,170
                                          (b)40,065      (b)49,296      (b)43,527      (b)31,429      (b)31,636      (b)26,103

---------------------------------------------------------------------------------------------------------------------------------
"DOGS" OF WALL STREET - SAST Class 1
Shares
(Inception Date - 7/9/01)
        Beginning AUV..................   (a)$9.122      (a)$9.692      (a)$8.920      (a)$10.544     (a)$11.385     (a)$10.906
                                          (b)$9.388      (b)$9.668      (b)$8.875      (b)$10.466     (b)$11.272     (b)$10.771
        End AUV........................   (a)$9.692      (a)$8.920      (a)$10.544     (a)$11.385     (a)$10.906     (a)$13.067
                                          (b)$9.668      (b)$8.875      (b)$10.466     (b)$11.272     (b)$10.771     (b)$12.873
        Ending Number of AUs...........   (a)798,044     (a)853,991     (a)736,352     (a)561,071     (a)444,393     (a)366,486
                                          (b)3,074       (b)5,948       (b)8,746       (b)9,151       (b)2,391       (b)1,174

---------------------------------------------------------------------------------------------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 1
Shares
(formerly Federated American Leaders)
(Inception Date - 7/9/01)
        Beginning AUV..................   (a)$17.029     (a)$16.381     (a)$12.944     (a)$16.264     (a)$17.603     (a)$18.148
                                          (b)$15.775     (b)$16.335     (b)$12.875     (b)$16.138     (b)$17.423     (b)$17.917
        End AUV........................   (a)$16.381     (a)$12.944     (a)$16.264     (a)$17.603     (a)$18.148     (a)$20.859
                                          (b)$16.335     (b)$12.875     (b)$16.138     (b)$17.423     (b)$17.917     (b)$20.543
        Ending Number of AUs...........   (a)1,377,996   (a)1,436,161   (a)1,263,554   (a)1,006,014   (a)799,430     (a)618,674
                                          (b)7,643       (b)13,372      (b)12,964      (b)13,833      (b)11,830      (b)12,111

---------------------------------------------------------------------------------------------------------------------------------
FOREIGN VALUE* - SAST Class 3 Shares
(Inception Date - 7/28/03)
        Beginning AUV..................   (a)N/A         (a)N/A         (a)$10.559     (a)$12.463     (a)$14.701     (a)$15.918
                                          (b)N/A         (b)N/A         (b)$10.526     (b)$12.410     (b)$14.602     (b)$15.770
        Ending AUV.....................   (a)N/A         (a)N/A         (a)$12.463     (a)$14.701     (a)$15.918     (a)$19.918
                                          (b)N/A         (b)N/A         (b)$12.410     (b)$14.602     (b)$15.770     (b)$19.684
        Ending Number of AUs...........   (a)N/A         (a)N/A         (a)20,980      (a)362,546     (a)518,541     (a)618,790
                                          (b)N/A         (b)N/A         (b)0.000       (b)2,002       (b)4,279       (b)2,248

---------------------------------------------------------------------------------------------------------------------------------



         AUV - Accumulation Unit Value


         AU - Accumulation Units


         (a) Reflects AUV/AU without election of EstatePlus.

         (b) Reflects AUV/AU with election of EstatePlus.





         * Class 3 shares of SunAmerica Series Trust, which are subject to a 0.25% 12b-1 fee.

                                          FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                             ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
              PORTFOLIOS                    12/31/01       12/31/02       12/31/03       12/31/04       12/31/05       12/31/06
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 1
Shares
(formerly Putnam Growth: Voyager)
(Inception Date - 7/9/01)
        Beginning AUV..................   (a)$25.118     (a)$19.097     (a)$13.832     (a)$16.896     (a)$17.473     (a)$18.253
                                          (b)$22.169     (b)$19.049     (b)$13.764     (b)$16.770     (b)$17.300     (b)$18.028
        End AUV........................   (a)$19.097     (a)$13.832     (a)$16.896     (a)$17.473     (a)$18.253     (a)$19.018
                                          (b)$19.049     (b)$13.764     (b)$16.770     (b)$17.300     (b)$18.028     (b)$18.736
        Ending Number of AUs...........   (a)85,953      (a)99,343      (a)120,333     (a)98,773      (a)78,635      (a)74,993
                                          (b)3,731       (b)4,001       (b)5,291       (b)6,094       (b)6,072       (b)4,887

---------------------------------------------------------------------------------------------------------------------------------
GLOBAL BOND - SAST Class 1 Shares
(Inception Date - 7/9/01)
        Beginning AUV..................   (a)$15.158     (a)$15.678     (a)$16.361     (a)$16.687     (a)$17.087     (a)$17.601
                                          (b)$15.629     (b)$15.639     (b)$16.279     (b)$16.562     (b)$16.917     (b)$17.383
        End AUV........................   (a)$15.678     (a)$16.361     (a)$16.687     (a)$17.087     (a)$17.601     (a)$18.006
                                          (b)$15.639     (b)$16.279     (b)$16.562     (b)$16.917     (b)$17.383     (b)$17.738
        Ending Number of AUs...........   (a)426,778     (a)365,051     (a)300,945     (a)297,473     (a)322,542     (a)317,644
                                          (b)208         (b)598         (b)1,376       (b)2,174       (b)3,598       (b)3,138

---------------------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 1 Shares
(Inception Date - 7/9/01)
        Beginning AUV..................   (a)$21.654     (a)$17.472     (a)$12.588     (a)$15.688     (a)$17.285     (a)$19.712
                                          (b)$19.803     (b)$17.425     (b)$12.524     (b)$15.588     (b)$17.111     (b)$19.465
        End AUV........................   (a)$17.472     (a)$12.588     (a)$15.688     (a)$17.285     (a)$19.712     (a)$24.050
                                          (b)$17.425     (b)$12.524     (b)$15.568     (b)$17.111     (b)$19.465     (b)$23.689
        Ending Number of AUs...........   (a)1,339,247   (a)929,945     (a)792,029     (a)598,465     (a)445,675     (a)384,820
                                          (b)4,681       (b)7,913       (b)6,210       (b)5,046       (b)5,165       (b)6,477

---------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 1 Shares
(Inception Date - 7/9/01)
        Beginning AUV..................   (a)$14.557     (a)$15.330     (a)$16.504     (a)$16.664     (a)$16.972     (a)$17.157
                                          (b)$14.849     (b)$15.292     (b)$16.423     (b)$16.541     (b)$16.805     (b)$16.946
        End AUV........................   (a)$15.330     (a)$16.504     (a)$16.664     (a)$16.972     (a)$17.157     (a)$17.456
                                          (b)$15.292     (b)$16.423     (b)$16.541     (b)$16.805     (b)$16.946     (b)$17.198
        Ending Number of AUs...........   (a)2,871,304   (a)3,727,652   (a)2,707,534   (a)1,822,095   (a)1,658,067   (a)1,553,577
                                          (b)51,435      (b)75,513      (b)56,105      (b)52,262      (b)52,669      (b)41,425

---------------------------------------------------------------------------------------------------------------------------------
GROWTH - AST Class 1 Shares
(Inception Date - 7/9/01)
        Beginning AUV..................   (a)$31.785     (a)$27.208     (a)$20.859     (a)$26.692     (a)$29.142     (a)$30.747
                                          (b)$26.441     (b)$27.144     (b)$20.757     (b)$26.496     (b)$28.856     (b)$30.369
        End AUV........................   (a)$27.208     (a)$20.859     (a)$26.692     (a)$29.142     (a)$30.747     (a)$34.307
                                          (b)$27.144     (b)$20.757     (b)$26.496     (b)$28.856     (b)$30.369     (b)$33.800
        Ending Number of AUs...........   (a)1,624,286   (a)1,255,588   (a)1,131,527   (a)907,773     (a)760,191     (a)620,293
                                          (b)12,570      (b)12,858      (b)13,228      (b)11,838      (b)9,900       (b)8,185

---------------------------------------------------------------------------------------------------------------------------------
GROWTH-INCOME - SAST Class 1 Shares
(Inception Date - 7/9/01)
        Beginning AUV..................   (a)$32.417     (a)$26.847     (a)$20.850     (a)$25.801     (a)$28.342     (a)$29.925
                                          (b)$27.698     (b)$26.783     (b)$20.748     (b)$25.611     (b)$28.063     (b)$29.557
        End AUV........................   (a)$26.847     (a)$20.850     (a)$25.801     (a)$28.342     (a)$29.925     (a)$31.663
                                          (b)$26.783     (b)$20.748     (b)$25.611     (b)$28.063     (b)$29.557     (b)$31.195
        Ending Number of AUs...........   (a)3,750,334   (a)3,040,385   (a)2,572,643   (a)2,087,895   (a)1,642,478   (a)1,278,463
                                          (b)13,812      (b)19,928      (b)15,959      (b)11,836      (b)11,441      (b)9,200

---------------------------------------------------------------------------------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 1
Shares
(Inception Date - 7/9/01)
        Beginning AUV..................   (a)$8.579      (a)$5.807      (a)$3.443      (a)$4.577      (a)$4.786      (a)$5.075
                                          (b)$6.988      (b)$5.798      (b)$3.429      (b)$4.547      (b)$4.742      (b)$5.016
        End AUV........................   (a)$5.807      (a)$3.443      (a)$4.577      (a)$4.786      (a)$5.075      (a)$5.670
                                          (b)$5.798      (b)$3.429      (b)$4.547      (b)$4.742      (b)$5.016      (b)$5.590
        Ending Number of AUs...........   (a)57,138      (a)147,919     (a)241,096     (a)167,203     (a)171,603     (a)168,142
                                          (b)1,528       (b)3,319       (b)2,765       (b)3,574       (b)5,749       (b)11,899

---------------------------------------------------------------------------------------------------------------------------------
HIGH-YIELD BOND - SAST Class 1 Shares
(Inception Date - 7/9/01)
        Beginning AUV..................   (a)$13.279     (a)$12.511     (a)$11.607     (a)$15.041     (a)$17.401     (a)$18.658
                                          (b)$13.522     (b)$12.489     (b)$11.564     (b)$14.947     (b)$17.250     (b)$18.450
        End AUV........................   (a)$12.511     (a)$11.607     (a)$15.041     (a)$17.401     (a)$18.658     (a)$21.072
                                          (b)$12.489     (b)$11.564     (b)$14.947     (b)$17.250     (b)$18.450     (b)$20.785
        Ending Number of AUs...........   (a)1,205,175   (a)1,079,944   (a)1,423,384   (a)1,038,865   (a)927,030     (a)906,100
                                          (b)13,903      (b)18,915      (b)16,537      (b)12,709      (b)11,079      (b)9,771

---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 1 Shares
(Inception Date - 7/9/01)
        Beginning AUV..................   (a)$13.614     (a)$10.196     (a)$7.175      (a)$9.314      (a)$10.686     (a)$11.975
                                          (b)$12.109     (b)$10.162     (b)$7.140      (b)$9.245      (b)$10.581     (b)$11.828
        End AUV........................   (a)$10.196     (a)$7.175      (a)$9.314      (a)$10.686     (a)$11.975     (a)$14.561
                                          (b)$10.162     (b)$7.140      (b)$9.245      (b)$10.581     (b)$11.828     (b)$14.347
        Ending Number of AUs...........   (a)2,962,441   (a)2,588,862   (a)2,253,565   (a)2,018,801   (a)1,462,719   (a)1,344,028
                                          (b)9,943       (b)818         (b)13,414      (b)726         (b)808         (b)2,727

---------------------------------------------------------------------------------------------------------------------------------



         AUV - Accumulation Unit Value


         AU - Accumulation Units


         (a) Reflects AUV/AU without election of EstatePlus.


         (b) Reflects AUV/AU with election of EstatePlus.

                                          FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                             ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
              PORTFOLIOS                    12/31/01       12/31/02       12/31/03       12/31/04       12/31/05       12/31/06
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH & INCOME - SAST
Class 1 Shares
(Inception Date - 7/9/01)
        Beginning AUV..................   (a)$13.980     (a)$10.743     (a)$8.367      (a)$11.283     (a)$13.431     (a)$15.119
                                          (b)$12.558     (b)$10.713     (b)$8.322      (b)$11.195     (b)$13.293     (b)$14.926
        End AUV........................   (a)$10.743     (a)$8.367      (a)$11.283     (a)$13.431     (a)$15.119     (a)$18.918
                                          (b)$10.713     (b)$8.322      (b)$11.195     (b)$13.293     (b)$14.926     (b)$18.630
        Ending Number of AUs...........   (a)540,811     (a)361,014     (a)441,884     (a)730,761     (a)688,635     (a)779,718
                                          (b)12,893      (b)12,733      (b)9,786       (b)11,126      (b)6,756       (b)8,505

---------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 7/28/03)
        Beginning AUV..................   (a)N/A         (a)N/A         (a)$9.337      (a)$10.556     (a)$11.713     (a)$11.911
                                          (b)N/A         (b)N/A         (b)$9.300      (b)$10.503     (b)$11.624     (b)$11.791
        Ending AUV.....................   (a)N/A         (a)N/A         (a)$10.556     (a)$11.713     (a)$11.911     (a)$13.758
                                          (b)N/A         (b)N/A         (b)$10.503     (b)$11.624     (b)$11.791     (b)$13.586
        Ending Number of AUs...........   (a)N/A         (a)N/A         (a)138,758     (a)672,413     (a)1,370,488   (a)1,889,733
                                          (b)N/A         (b)N/A         (b)5,076       (b)27,324      (b)43,991      (b)45,261

---------------------------------------------------------------------------------------------------------------------------------
MARSICO FOCUSED GROWTH - SAST Class 1
Shares
(formerly Marsico Growth)
(Inception Date - 7/28/03)
        Beginning AUV..................   (a)N/A         (a)N/A         (a)$8.768      (a)$9.550      (a)$10.466     (a)$11.413
                                          (b)N/A         (b)N/A         (b)$8.743      (b)$0.000      (b)$10.324     (b)$11.268
        Ending AUV.....................   (a)N/A         (a)N/A         (a)$9.550      (a)$10.466     (a)$11.413     (a)$12.206
                                          (b)N/A         (b)N/A         (b)$0.000      (b)$0.000      (b)$11.268     (b)$12.021
        Ending Number of AUs...........   (a)N/A         (a)N/A         (a)172,556     (a)126,389     (a)216,259     (a)255,941
                                          (b)N/A         (b)N/A         (b)0.000       (b)0           (b)0           (b)1,330

---------------------------------------------------------------------------------------------------------------------------------
MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 1 Shares
(Inception Date - 7/9/01)
        Beginning AUV..................   (a)$23.098     (a)$19.203     (a)$14.944     (a)$18.028     (a)$19.863     (a)$21.074
                                          (b)$19.550     (b)$19.159     (b)$14.872     (b)$17.897     (b)$19.669     (b)$20.816
        End AUV........................   (a)$19.203     (a)$14.944     (a)$18.028     (a)$19.863     (a)$21.074     (a)$23.492
                                          (b)$19.159     (b)$14.872     (b)$17.897     (b)$19.669     (b)$20.816     (b)$23.147
        Ending Number of AUs...........   (a)194,759     (a)308,531     (a)347,019     (a)274,390     (a)214,714     (a)175,764
                                          (b)16,776      (b)25,647      (b)12,161      (b)11,007      (b)7,945       (b)7,665

---------------------------------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN - SAST Class 1 Shares
(Inception Date - 7/28/03)
        Beginning AUV..................   (a)N/A         (a)N/A         (a)$21.276     (a)$22.895     (a)$25.099     (a)$25.473
                                          (b)N/A         (b)N/A         (b)$21.151     (b)$22.735     (b)$24.861     (b)$25.169
        End AUV........................   (a)N/A         (a)N/A         (a)$22.895     (a)$25.099     (a)$25.473     (a)$28.098
                                          (b)N/A         (b)N/A         (b)$22.735     (b)$24.861     (b)$25.169     (b)$27.694
        Ending Number of AUs...........   (a)N/A         (a)N/A         (a)113,928     (a)354,737     (a)816,078     (a)1,145,362
                                          (b)N/A         (b)N/A         (b)1,795       (b)28,996      (b)67,325      (b)46,271

---------------------------------------------------------------------------------------------------------------------------------
MID-CAP GROWTH - SAST Class 1 Shares
(formerly MFS Mid-Cap Growth)
(Inception Date - 7/9/01)
        Beginning AUV..................   (a)$16.649     (a)$13.420     (a)$6.982      (a)$9.438      (a)$10.605     (a)$10.778
                                          (b)$16.262     (b)$13.385     (b)$6.947      (b)$9.367      (b)$10.499     (b)$10.643
        End AUV........................   (a)$13.420     (a)$6.982      (a)$9.438      (a)$10.605     (a)$10.778     (a)$10.888
                                          (b)$13.385     (b)$6.947      (b)$9.367      (b)$10.499     (b)$10.643     (b)$10.725
        Ending Number of AUs...........   (a)337,250     (a)412,156     (a)1,404,870   (a)642,027     (a)486,379     (a)448,140
                                          (b)24,177      (b)30,661      (b)31,824      (b)31,195      (b)18,828      (b)18,763

---------------------------------------------------------------------------------------------------------------------------------
NATURAL RESOURCES - AST Class 1 Shares
(Inception Date - 7/9/01)
        Beginning AUV..................   (a)$14.706     (a)$14.327     (a)$15.293     (a)$22.251     (a)$27.405     (a)$39.440
                                          (b)$15.450     (b)$14.289     (b)$15.218     (b)$22.086     (b)$27.133     (b)$38.951
        End AUV........................   (a)$14.327     (a)$15.293     (a)$22.251     (a)$27.405     (a)$39.440     (a)$48.529
                                          (b)$14.289     (b)$15.218     (b)$22.086     (b)$27.133     (b)$38.951     (b)$47.807
        Ending Number of AUs...........   (a)291,991     (a)345,600     (a)360,978     (a)387,002     (a)388,718     (a)315,257
                                          (b)258         (b)3,543       (b)407         (b)1,573       (b)6,105       (b)7,693

---------------------------------------------------------------------------------------------------------------------------------
SMALL & MID CAP VALUE* - SAST Class 3
  Shares
(Inception Date - 7/28/03)
        Beginning AUV..................   (a)N/A         (a)N/A         (a)$11.487     (a)$13.590     (a)$15.770     (a)$16.432
                                          (b)N/A         (b)N/A         (b)$11.446     (b)$13.525     (b)$15.657     (b)$16.273
        Ending AUV.....................   (a)N/A         (a)N/A         (a)$13.590     (a)$15.770     (a)$16.432     (a)$18.363
                                          (b)N/A         (b)N/A         (b)$13.525     (b)$15.657     (b)$16.273     (b)$18.140
        Ending Number of AUs...........   (a)N/A         (a)N/A         (a)35,851      (a)540,565     (a)610,756     (a)644,247
                                          (b)N/A         (b)N/A         (b)0           (b)4,061       (b)9,977       (b)10,960

---------------------------------------------------------------------------------------------------------------------------------



         AUV - Accumulation Unit Value


         AU - Accumulation Units


         (a) Reflects AUV/AU without election of EstatePlus.

         (b) Reflects AUV/AU with election of EstatePlus.





         * Class 3 shares of SunAmerica Series Trust, which are subject to a 0.25% 12b-1 fee.

                                          FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                             ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
              PORTFOLIOS                    12/31/01       12/31/02       12/31/03       12/31/04       12/31/05       12/31/06
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY - SAST Class 1 Shares
(Inception Date - 7/9/01)
        Beginning AUV..................   (a)$5.986      (a)$3.452      (a)$1.722      (a)$2.557      (a)$2.455      (a)$2.413
                                          (b)$4.505      (b)$3.444      (b)$1.714      (b)$2.538      (b)$2.431      (b)$2.383
        End AUV........................   (a)$3.452      (a)$1.722      (a)$2.557      (a)$2.455      (a)$2.413      (a)$2.403
                                          (b)$3.444      (b)$1.714      (b)$2.538      (b)$2.431      (b)$2.383      (b)$2.368
        Ending Number of AUs...........   (a)452,103     (a)477,205     (a)3,596,149   (a)516,107     (a)557,215     (a)357,900
                                          (b)8,367       (b)9,496       (b)14,350      (b)5,093       (b)5,068       (b)2,251

---------------------------------------------------------------------------------------------------------------------------------
TELECOM UTILITY - SAST Class 1 Shares
(Inception Date - 7/9/01)
        Beginning AUV..................   (a)$13.537     (a)$11.504     (a)$8.638      (a)$10.104     (a)$11.621     (a)$12.192
                                          (b)$13.611     (b)$11.480     (b)$8.597      (b)$10.031     (b)$11.508     (b)$12.044
        End AUV........................   (a)$11.504     (a)$8.638      (a)$10.104     (a)$11.621     (a)$12.192     (a)$15.191
                                          (b)$11.480     (b)$8.597      (b)$10.031     (b)$11.508     (b)$12.044     (b)$14.969
        Ending Number of AUs...........   (a)741,375     (a)580,807     (a)475,095     (a)406,395     (a)323,245     (a)303,562
                                          (b)346         (b)238         (b)241         (b)234         (b)231         (b)219

---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK - VKT Class II Shares
(Inception Date - 12/10/01)
        Beginning AUV..................   (a)$0          (a)$0          (a)$9.158      (a)$10.431     (a)$12.064     (a)$12.371
                                          (b)$0          (b)$0          (b)$9.126      (b)$10.382     (b)$11.978     (b)$12.252
        End AUV........................   (a)$0          (a)$0          (a)$10.431     (a)$12.064     (a)$12.371     (a)$14.139
                                          (b)$0          (b)$0          (b)$10.382     (b)$11.978     (b)$12.252     (b)$13.968
        Ending Number of AUs...........   (a)0           (a)0           (a)146,887     (a)563,966     (a)1,461,633   (a)1,911,390
                                          (b)0           (b)0           (b)7,082       (b)54,095      (b)93,560      (b)91,413

---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME - VKT Class II Shares
(Inception Date - 1/25/02)
        Beginning AUV..................   (a)N/A         (a)$0          (a)$9.868      (a)$11.139     (a)$12.520     (a)$13.529
                                          (b)N/A         (b)$0          (b)$9.827      (b)$11.081     (b)$12.424     (b)$13.392
        End AUV........................   (a)N/A         (a)$0          (a)$11.139     (a)$12.520     (a)$13.529     (a)$15.454
                                          (b)N/A         (b)$0          (b)$11.081     (b)$12.424     (b)$13.392     (b)$15.259
        Ending Number of AUs...........   (a)N/A         (a)0           (a)130,936     (a)378,009     (a)903,592     (a)1,419,655
                                          (b)N/A         (b)0           (b)4,630       (b)16,151      (b)29,438      (b)33,466

---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT STRATEGIC GROWTH - VKT Class II Shares
(formerly Van Kampen LIT Emerging Growth)
(Inception Date - 12/10/01)
        Beginning AUV..................   (a)$0          (a)$0          (a)$8.020      (a)$8.610      (a)$9.057      (a)$9.602
                                          (b)$0          (b)$0          (b)$7.955      (b)$8.530      (b)$8.952      (b)$9.466
        End AUV........................   (a)$0          (a)$0          (a)$8.610      (a)$9.057      (a)$9.602      (a)$9.705
                                          (b)$0          (b)$0          (b)$8.530      (b)$8.952      (b)$9.466      (b)$9.544
        Ending Number of AUs...........   (a)0           (a)0           (a)34,571      (a)67,156      (a)75,779      (a)96,426
                                          (b)0           (b)0           (b)1,506       (b)2,884       (b)5,065       (b)6,834

---------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE HIGH INCOME - SAST Class 1
  Shares
(Inception Date - 7/9/01)
        Beginning AUV..................   (a)$15.005     (a)$14.299     (a)$14.029     (a)$17.402     (a)$18.754     (a)$19.822
                                          (b)$14.955     (b)$14.278     (b)$13.987     (b)$17.306     (b)$18.604     (b)$19.615
        End AUV........................   (a)$14.299     (a)$14.029     (a)$17.402     (a)$18.754     (a)$19.822     (a)$21.404
                                          (b)$14.278     (b)$13.987     (b)$17.306     (b)$18.604     (b)$19.615     (b)$21.128
        Ending Number of AUs...........   (a)304,989     (a)257,489     (a)280,688     (a)226,068     (a)237,804     (a)235,107
                                          (b)803         (b)840         (b)702         (b)751         (b)3,592       (b)2,692

---------------------------------------------------------------------------------------------------------------------------------


         AUV - Accumulation Unit Value
         AU - Accumulation Units
         (a) Reflects AUV/AU without election of EstatePlus.
         (b) Reflects AUV/AU with election of EstatePlus.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Capitalized terms used in this Appendix have the same meaning as they have in prospectus.

The term Continuation Net Purchase Payments is used frequently to describe the death benefits payable to the beneficiary of the Continuing Spouse for contracts issued on or after October 24, 2001. We define Continuation Net Purchase Payments as Net Purchase Payments made on and/or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution.

The term "Withdrawals" as used in describing the death benefit option below is defined as withdrawals and the fees and charges applicable to those withdrawals.

The following describes the death benefit options following spousal continuation for contracts issued on or after October 24, 2001:

     1.  Purchase Payment Accumulation Option

          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Continuation Net Purchase Payments compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date or for any contracts issued in the State of Washington, regardless of age) plus any Purchase Payments recorded after the date of death; and reduced by any Withdrawals recorded after the date of death in the same proportion that the Withdrawal reduced the contract value on the date of each withdrawal; or

          c. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary and reduced for any Withdrawals recorded after the seventh contract anniversary in the same proportion that the Withdrawal reduced the contract value on the date of the Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the Continuation Date) plus any Purchase Payments; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal

          If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Net Purchase Payments made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the original contract issue date) plus any Purchase Payments recorded after the date of death; and reduced for any Gross Withdrawals recorded after the date of death in the same proportion that each Gross Withdrawal reduced the contract value on the date of the withdrawal; or

          c. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary; and reduced for any Withdrawals since the seventh contract anniversary in the same proportion that each Withdrawal reduced the contract value on the date of the Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the contract issue date) plus any Purchase Payments; and reduced for any Withdrawals recorded after the date of death in the same proportion that each Withdrawal reduced the contract value on the date of the Withdrawal.

     2. Maximum Anniversary Value Option -- if the continuing spouse is below age 90 at the time of death, and:

          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Continuation Net Purchase Payments; or

          c. The maximum anniversary value on any contract anniversary occurring after the Continuation Date and prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments made since that contract anniversary; and reduced for any Withdrawals recorded since the contract anniversary in the same proportion that each Withdrawal reduced the contract value on the date of the Withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

          If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greatest of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or
          b. Net Purchase Payments received since the original issue date; or

          c. The maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any Withdrawals since the contract anniversary in the same proportion that the Withdrawal reduced each contract value on the date of the Withdrawal. Contract anniversary is defined as the full 12 month period after the original contract issue date.

          If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary death benefit, their beneficiary will receive only the contract value at the time we receive all required paperwork and satisfactory proof of death.

Please see the Statement of Additional Information for a description of the death benefit calculations following a Spousal Continuation for contracts issued before October 24, 2001.

B.  THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

The EstatePlus benefit is only available if the original owner elected EstatePlus and the Continuing Spouse is age 80 or younger on the Continuation Date. EstatePlus benefit is not payable after the Latest Annuity Date.

If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable. The contract year of death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or the Maximum Anniversary option.

On the Continuation Date, if the Continuing Spouse is 69 or younger, the table below shows the available EstatePlus benefit:

----------------------------------------------------------------
 CONTRACT YEAR        ESTATEPLUS                MAXIMUM
    OF DEATH          PERCENTAGE          ESTATEPLUS BENEFIT
----------------------------------------------------------------
 Years 0-4         25% of Earnings     40% of Continuation Net
                                       Purchase Payments
----------------------------------------------------------------
 Years 5-9         40% of Earnings     65% of Continuation Net
                                       Purchase Payments*
----------------------------------------------------------------
 Years 10+         50% of Earnings     75% of Continuation Net
                                       Purchase Payments*
----------------------------------------------------------------

On the Continuation Date, if the Continuing Spouse is between his/her 70th and 81st birthdays, table below shows the available EstatePlus benefit:

----------------------------------------------------------------
 CONTRACT YEAR        ESTATEPLUS                MAXIMUM
    OF DEATH          PERCENTAGE          ESTATEPLUS BENEFIT
----------------------------------------------------------------
 All Contract      25% of Earnings     40% of Continuation Net
 Years                                 Purchase Payments*
----------------------------------------------------------------

* Purchase Payments received after the 5th anniversary of the Continuation Date must remain in the contract for at least 6 full months to be included as part of the Continuation Net Purchase Payments for the purpose of the Maximum EstatePlus Percentage calculation.


What is the Contract Year of Death?


Contract Year of Death is the number of full 12-month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death. The Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the tables above.


What is the EstatePlus benefit?


We determine the EstatePlus Benefit using the EstatePlus Percentage, as indicated in the tables above, which is a specified percentage of the earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings equals (1) minus (2) where

     (1) equals the contract value on the Continuing Spouse's date of death;

     (2) equals the Continuation Net Purchase Payment(s).

What is the Maximum EstatePlus amount?


The EstatePlus Benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of the Continuation Net Purchase Payments, as indicated in the tables above.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME WITH RESPECT TO PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                  AND BENEFITS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
      PROSPECTUS PROVISION                          AVAILABILITY OR VARIATION                          STATES
--------------------------------------------------------------------------------------------------------------------
 Transfer Privilege                Any transfer over the limit of 15 will incur a $10 transfer   Pennsylvania
                                   fee.                                                          Texas
--------------------------------------------------------------------------------------------------------------------
 Administration Charge             Contract Maintenance Fee is $30.                              New Mexico
                                                                                                 North Dakota
--------------------------------------------------------------------------------------------------------------------
 Administration Charge             Charge will be deducted pro-rata from variable portfolios     Oregon
                                   only. If Purchase Payments are allocated among Fixed          Texas
                                   Accounts only, no charge will be deducted.                    Washington
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you reside in Arizona and are age 65 or older on your      Arizona
                                   Contract Date, the Free Look period is 30 days
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you reside in California and are age 60 or older on your   California
                                   Contract Date, the Free Look period is 30 days.
--------------------------------------------------------------------------------------------------------------------
 Systematic Withdrawal             Minimum withdrawal amount is $250 per withdrawal or the       Minnesota
                                   penalty free withdrawal amount.                               Oregon
--------------------------------------------------------------------------------------------------------------------
 Purchase Payment Accumulation     Net Purchase Payments are compounded at a 3% annual growth    Washington
 Death Benefit                     rate regardless of the issue age.
--------------------------------------------------------------------------------------------------------------------
 Premium Tax                       We do not deduct premium tax charges when you surrender your  New Mexico
                                   contract or begin the Income Phase.                           Oregon
                                                                                                 Washington
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Anchor Advisor Variable Annuity Statement of Additional Information to:

             (Please print or type and fill in all information.)

        ----------------------------------------------------------------
        Name

        ----------------------------------------------------------------
        Address

        ----------------------------------------------------------------
        City/State/Zip

Date:                                 Signed:
-----------------------------------   -----------------------------------

   Return to: AIG SunAmerica Life Assurance Company, Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION


                        FIXED AND VARIABLE GROUP DEFERRED
        ANNUITY CONTRACTS ISSUED BY AIG SUNAMERICA LIFE ASSURANCE COMPANY

                               IN CONNECTION WITH

                          VARIABLE ANNUITY ACCOUNT FOUR
                         ANCHOR ADVISOR VARIABLE ANNUITY




This Statement of Additional Information is not a prospectus; it should be read with the prospectus dated May 1, 2007 relating to the annuity contracts described above, a copy of which may be obtained without charge by calling (800) 445-SUN2 or by written request addressed to:


                     AIG SunAmerica Life Assurance Company

                             Annuity Service Center
                                 P.O. Box 54299
                       Los Angeles, California 90054-0299


      THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS MAY 1, 2007

                                TABLE OF CONTENTS


                                                                                       PAGE
                                                                                       ----
Separate Account.......................................................................   3

American Home Assurance Company........................................................   3

General Account........................................................................   3

Support Agreement Between the Company and AIG..........................................   4

Performance Data ......................................................................   4

Annuity Income Payments................................................................   6

Annuity Unit Values....................................................................   6

Death Benefit Options for Contracts Issued Before October 24, 2001.....................   9

Death Benefit Options Following Spousal Continuation for Contracts Issued
   Before October 24, 2001.............................................................  10

Taxes..................................................................................  12

Distribution of Contracts..............................................................  20

Financial Statements...................................................................  20

                                SEPARATE ACCOUNT


        Variable Annuity Account Four (the "Separate Account") was originally established by Anchor National Life Insurance Company ("Anchor National") on November 8, 1994, pursuant to the provisions of California law, as a segregated asset account of the Company. Anchor National has since redomesticated to Arizona. Effective March 1, 2003, Anchor National changed its name to AIG SunAmerica Life Assurance Company (the "Company"). This was a name change only and did not affect the substance of any contract. The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.



        The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.



        The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the underlying funds. Values allocated to the Separate Account and the amount of variable Income Payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.



        The basic objective of a variable annuity contract is to provide variable Income Payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The Contract is designed to seek to accomplish this objective by providing that variable Income Payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable Income Payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.



        Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable Income Payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the Contract (although the Company does not guarantee the amounts of the variable Income Payments).



                         AMERICAN HOME ASSURANCE COMPANY

        All references in this SAI to American Home Assurance Company ("American Home") apply to contracts with a date of issue of December 29, 2006 or earlier. American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of American International Group, Inc. ("AIG").


                                 GENERAL ACCOUNT


        The General Account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the one-year fixed investment option and/or the one year DCA fixed account available in connection with the general account, as elected by the owner at the time of purchasing a contract or upon making a subsequent payment. Assets supporting amounts allocated to the one-year fixed investment option and/or the one-year DCA account become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.


        The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.


                  SUPPORT AGREEMENT BETWEEN THE COMPANY AND AIG


        The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG on behalf of the Company.






                                PERFORMANCE DATA


      From time to time the Separate Account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Cash Management Portfolio (which invests in shares of the Cash Management Portfolio of SunAmerica Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Cash Management Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes. The impact of other recurring charges on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.



      In addition, the Separate Account may advertise "total return" date for its other Variable Portfolios (including the Cash Management Portfolio). A Variable Portfolio is a sub-account of the Separate Account which provides for the variable investment options available under the contract. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period.) Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Cash Management Portfolio.



      In calculating hypothetical historical adjusted returns, for periods starting prior to the date the Variable Portfolios were first offered to the public, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding underlying funds of American Funds Insurance Series, Anchor Series Trust, Lord Abbett Series Fund, Inc., SunAmerica Series Trust and Van Kampen Life Investment Trust (Trusts), modified to reflect the charges and expenses as if the Separate Account Variable Portfolio had been in existence since the inception date of each respective Trusts' underlying fund. Thus, such performance figures should not be construed to be actual historic performance of the relevant Separate Account Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding underlying funds of the Trusts, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (which will reflect the effect of fees and charges imposed under the contracts). We commonly refer to these performance calculations as hypothetical adjusted historical returns. The Trusts have served since their inception as underlying investment media for separate accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.


      Performance data for the various Variable Portfolios are computed in the manner described below.

CASH MANAGEMENT PORTFOLIO


      Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

            Base Period Return = (EV-SV)/(SV)
      where:
            SV = value of one Accumulation Unit at the start of a 7 day period EV = value of one Accumulation Unit at the end of the 7 day period

      The value of the Accumulation Unit at the end of the period (EV) is determined by (1) adding, to the value of the Accumulation Unit at the beginning of the period (SV), the investment income from the underlying fund attributed to the Accumulation Unit over the period, and (2) subtracting, from the result, the portion of the annual mortality and expense risk and distribution expense charges allocable to the 7 day period (obtained by multiplying the annually-based charges by the fraction 365/7).

      The current yield is then obtained by annualizing the Base Period Return:

      Current Yield = (Base Period Return) x (365/7)

      The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

      Effective Yield = [(Base Period Return + 1)365/7 - 1]

      The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

      Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

OTHER VARIABLE PORTFOLIOS


      The Variable Portfolios of the Separate Account other than the Cash Management Portfolio compute their performance data as "total return".


      These rates of return do not reflect election of optional features. The rates of return would be lower if these features were included in the calculations. The total return figures are based on historical data and are not intended to indicate future performance. These rates of return reflect the currently applicable 12b-1 service fee on the Trusts. If you purchased your contract before July 9, 2001, the variable portfolio shares of the Anchor Series and SunAmerica Series Trusts are not subject to the 12b-1 service fee, and therefore, the performance figures would be slightly higher.



     Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

                 P (1 + T)/(n)/ =  ERV

     where:

                 P = a hypothetical initial payment of $1,000

                 T = average annual total return

                 n = number of years

                 ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof).

     The total return figures reflect the effect of recurring charges, as discussed herein. Recurring charges are taken into account in a manner similar to that used for the yield computations for the Cash Management Portfolio, described above. As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.


PORTFOLIO ALLOCATOR MODELS PERFORMANCE


      The Separate Account also computes "total return" data for each of the Portfolio Allocator models. Each model is comprised of a combination of Variable Portfolios available under the contract using various asset classes based on historical asset class performance.


      Total return for a Portfolio Allocator model represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical investment in a contract, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. It is assumed that the initial hypothetical investment is made on the model inception date and rebalanced in accordance with the model on each reevaluation date. The model inception date is the date when the model was first offered for investment.

      The formula assumes that: (1) all recurring fees have been charged to the contract owner's accounts; (2) all applicable non-recurring charges are deducted at the beginning of the period in question; and (3) there will be a complete redemption at the end of the period in question.

                 P (1 + T) (n)  =  ERV

                 P   =    contract value at the beginning of period n

                 T   =    average annual total return for the period in question

                 n = number of years, either 1-year, 5-year, or 10-year period in question (or fractional period thereof). For a period less than one year, n is equal to 1.

                 ERV = redeemable value (as of the end of the stated period in question) of a hypothetical investment made on the inception date of the model. The initial investment is allocated to the specific portfolios in the applicable model based on the stated percentages applicable during that time and it is reallocated on the reevaluation date of March 31. Ending redeemable value is calculated based on the sum of units and ending unit value of each portfolio at the time of redemption.

      Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

                  n
            P(1+T)  = ERV

where:
            P = a hypothetical initial payment of $1,000
            T = average annual total return
            n = number of years

   ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof).

      The total return figures reflect the effect of recurring charges, as discussed herein. Recurring charges are taken into account in a manner similar to that used for the yield computations for the Cash Management Portfolio, described above. As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.


                             ANNUITY INCOME PAYMENTS


INITIAL MONTHLY INCOME PAYMENTS


      The initial Annuity Income Payment is determined by applying separately that portion of the contract value allocated to the fixed investment option and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable Income Payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any.


      The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly Income Payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable Income Payment. The number of Annuity Units determined for the first variable Income Payment remains constant for the second and subsequent monthly variable Income Payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS

      For fixed Income Payments, the amount of the second and each subsequent monthly Income Payment is the same as that determined above for the first monthly payment.

      For variable Income Payments, the amount of the second and each subsequent monthly Income Payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each Income Payment is due.

                               ANNUITY UNIT VALUES

      The value of an Annuity Unit is determined independently for each Variable Portfolio.

      The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceed 3.5%, variable Income Payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable Income Payments will decrease over time. If the net investment rate equals 3.5%, the variable Income Payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for Income Payments to increase (or not to decrease).

      The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each Income Payment will vary accordingly.

      For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

      The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

      The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

      (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

      (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.


      The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results from no change in the value of the Variable Portfolio; a NIF greater than 1.000 results in from increase in the value of the Variable Portfolio; and a NIF less than 1.000 results from a decrease in the value of the Variable Portfolio. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.


      ILLUSTRATIVE EXAMPLE

      Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

            NIF = ($11.46/$11.44)

            = 1.00174825

      ILLUSTRATIVE EXAMPLE

      The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the Income Payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable Income Payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:
                      (1/12
            1/[(1.035)     )] = 0.99713732

      In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

            $10.103523 x 1.00174825 x 0.99713732 = $10.092213

VARIABLE INCOME PAYMENTS

      ILLUSTRATIVE EXAMPLE

      Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second Income Payment date is $13.327695.

      P's first variable Income Payment is determined from the annuity rate tables in P's contract, using the information assumed above. From the tables, which supply monthly Income Payments for each $1,000 of applied contract value, P's first variable Income Payment is determined by multiplying the monthly installment of $5.42 (Option 4v table, male Annuitant age 60 at the Annuity
Date) by the result of dividing P's account value by $1,000:

      First Payment = $5.42 x ($116,412.31/$1,000) = $630.95

      The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Annuity Units to Annuity Units of another Variable Portfolio) is also determined at this time and is equal to the amount of the first variable Income Payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

      Annuity Units = $630.95/$13.256932 = 47.593968

      P's second variable Income Payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

      Second Payment = 47.593968 x $13.327695 = $634.32

      The third and subsequent variable Income Payments are computed in a manner similar to the second variable Income Payment.

      Note that the amount of the first variable Income Payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable Income Payments.

                   DEATH BENEFIT OPTIONS FOR CONTRACTS ISSUED
                             BEFORE OCTOBER 24, 2001

THE FOLLOWING DETAILS THE DEATH BENEFIT OPTIONS FOR CONTRACTS ISSUED BEFORE OCTOBER 24, 2001:

OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

      The death benefit is the greater of:


               1. the contract value at the time we receive all required
                  paperwork and satisfactory proof of death; or

               2. total Purchase Payments less withdrawals, compounded at a 4%
                  annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death; or

               3. the contract value on the seventh contract anniversary, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death.

OPTION 2 - MAXIMUM ANNIVERSARY OPTION

      The death benefit is the greater of:

               1. the contract value at the time we receive all required
                  paperwork and satisfactory proof of death; or


               2. total Purchase Payments less any withdrawals; or

               3. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments and less any withdrawals, since that contract anniversary.

      If you are age 90 or older at the time of death and selected the Option 2 death benefit, the death benefit will be equal to the contract value at the time we receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of option 2 if you are age 81 or older at the time of contract issue, or you are age 90 or older at the time of your death.

THE FOLLOWING DETAILS THE DEATH BENEFIT OPTIONS UPON THE CONTINUING SPOUSE'S DEATH FOR CONTRACTS ISSUED BEFORE OCTOBER 24, 2001:

DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

               If a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

               a. The contract value on the date we receive all required
                  paperwork and satisfactory proof of the Continuing Spouse's death; or

               b. The contract value on the Continuation Date (including the
                  Continuation Contribution) plus any Purchase Payments minus any withdrawals made since the Continuation Date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date) plus any Purchase Payments minus withdrawals recorded after the date of death; or

               c. The contract value on the seventh contract anniversary
                  following the original issue date of the contract, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse is age 70 or older on the Continuation Date) plus any Purchase Payments less withdrawals recorded after the date of death. The Continuation Contribution is considered a Purchase Payment received on the Continuation Date.

               If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

               a. The contract value on the date we receive all required
                  paperwork and satisfactory proof of the Continuing Spouse's death; or

               b. Purchase Payments minus withdrawals made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Contract Issue Date) plus any Purchase Payments minus withdrawals recorded after the date of death; or

               c. The contract value on the seventh contract anniversary
                  following the original issue date of the contract, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse was age 70 or older on the Contract Issue Date) plus any Purchase Payments less withdrawals recorded after the date of death.

OPTION 2 - MAXIMUM ANNIVERSARY OPTION

               If the Continuing Spouse is below age 90 at the time of death, and if a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

               a. The contract value on the date we receive all required
                  paperwork and satisfactory proof of the Continuing Spouse's death; or

               b. Continuation Net Purchase Payments plus Purchase Payments made since the Continuation Date; and reduced for withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or

               c. The maximum anniversary value on any contract anniversary occurring after the Continuation Date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals recorded since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

               If the Continuing Spouse is below age 90 at the time of death and if a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

               a. The contract value on the date we receive all required
                  paperwork and satisfactory proof of the Continuing Spouse's death; or

               b. Net Purchase Payments received since the original issue date;
                  or

               c. The maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals recorded since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

      If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary death benefit, their beneficiary will receive only the contract value at the time we receive all required paperwork and satisfactory proof of death.

                                      TAXES

GENERAL

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of Qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another Qualified Contract.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

Generally, you have not paid any federal taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from Qualified Contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified Contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:

o  after attainment of age 591/2;

o  when paid to your beneficiary after you die;

o  after you become disabled (as defined in the IRC) ;

o as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

o payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

o  dividends paid with respect to stock of a corporation described in IRC
   Section 404(k);

o for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

o payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs)

o for payment of health insurance if you are unemployed and meet certain requirements

o  distributions from IRAs for higher education expenses

o  distributions from IRAs for first home purchases

o amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply.

The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty between September 11, 2001 and December 31, 2007 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers which are federal tax-free.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or transferred to another eligible plan in a direct "trustee-to- trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section.

Only (1) the participant, or, (2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into a Beneficiary IRA. A Beneficiary IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Beneficiary IRA in a direct "trustee-to-trustee" transfer. Beneficiary IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

DIVERSIFICIATION - SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-Qualified variable annuity contracts. These requirements generally do not apply to Qualified Contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-qualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a qualified domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.)

TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT

Under IRC Section 72(e)(4)(c), if you transfer ownership of your Non-Qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Non-Qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn.

The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one Qualified contract to another investment option under the same plan, or in the case of a 403(b) plan or program, to another contract or account of the same plan type or from a Qualified Plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan. The Department of the Treasury published proposed 403(b) regulations on November 16, 2004. These Treasury regulations, when issued in final form, could affect or limit contractual rights, including but not limited to the right to transfer amounts to another provider.


PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES

Section 1035 of the Code provides that a Non-qualified annuity contract may be exchanged in a tax-free transaction for another Non-qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July 9, 2003, the IRS announced that, pending the publication of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code. Although Notice 2003-51 and the IRS's acquiescence in the Tax Court decision indicate that the IRS will respect partial exchanges of annuity contracts under certain circumstances, uncertainty remains, and owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be available for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.

One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2007 is the lesser of 100% of includible compensation or $15,500. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $5,000 in 2007 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2007 may not exceed the lesser of $45,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2007 is the lesser of $4,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2007. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

If neither the Owner or the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income, The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590 for more details. The effect of income on the deduction, is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI of less than $83,000, your contribution may be fully deductible; if your income is between $83,000 and $93,000, your contribution may be partially deductible and if your income is $93,000 or more, your contribution may not be deductible. If you are single and your income is less than $52,000, your contribution may be fully deductible; if your income is between $93,000 and $103,000, your contribution may be partially deductible and if your income is $103,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible.

(d) Roth IRAs

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2007 is the lesser of $4,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2007. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can contribute to a Roth IRA if you have taxable compensation and your modified adjusted gross income is less than: $166,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $114,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. Certain persons may be eligible to convert a traditional IRA into a Roth IRA.

Conversions into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans - Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001 AND PENSION PROTECTION ACT OF 2006

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expanded the range of eligible tax-free rollover distributions that may be made among qualified plans and increased contribution limits applicable to these plans. The changes made to the IRC by EGTRRA were scheduled to expire on December 31, 2010. The Pension Protection Act of 2006 made permanent those provisions of EGTRRA relating to IRAs and employer sponsored plans.

                            DISTRIBUTION OF CONTRACTS

      The contracts are offered on a continuous basis through AIG SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992. AIG SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and AIG SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of AIG Retirement Services, Inc. No underwriting fees are paid in connection with the distribution of the contracts.


                              FINANCIAL STATEMENTS


The following financial statements of Variable Annuity Account Four are included in this Statement of Additional Information:

        -  Report of Independent Registered Public Accounting Firm

        -  Statement of Assets and Liabilities as of December 31, 2006

        -  Schedule of Portfolio Investments as of December 31, 2006

        -  Statement of Operations for the year ended December 31, 2006

        - Statement of Changes in Net Assets for the years ended December 31, 2006 and 2005

        -  Notes to the Financial Statements

The following consolidated financial statements of AIG SunAmerica Life Assurance Company are included in this Statement of Additional Information:

        -  Report of Independent Registered Public Accounting Firm

        -  Consolidated Balance Sheet as of December 31, 2006 and 2005

        - Consolidated Statement of Income and Comprehensive Income for the years ended December 31, 2006, 2005 and 2004

        - Consolidated Statement of Cash Flows for the years ended December 31, 2006, 2005 and 2004

        -  Notes to Consolidated Financial Statements

The consolidated financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts.

The following statutory financial statements of American Home Assurance Company are included in this Statement of Additional Information:

        -  Report of Independent Auditors

        - Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2006 and 2005

        - Statements of Income and Changes in Capital and Surplus for the years ended December 31, 2006 and 2005

        -  Statements of Cash Flow for the years ended December 31, 2006 and
           2005

        -  Notes to Statutory Basis Financial Statements

You should only consider the statutory financial statements of American Home that we include in this Statement of Additional Information as bearing on the ability of American Home, as guarantor, to meet its obligations under the guarantee relating to contracts with a date of issue of December 29, 2006 or earlier.

PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent registered public accounting firm for the Separate Account and the Company. The financial statements referred to above are included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                          VARIABLE ANNUITY ACCOUNT FOUR

                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS

                           DECEMBER 31, 2006 AND 2005

                          VARIABLE ANNUITY ACCOUNT FOUR

                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS
                           DECEMBER 31, 2006 AND 2005




                                    CONTENTS





Report of Independent Registered Public Accounting Firm.....................   1
Statement of Assets and Liabilities, December 31, 2006 .....................   2
Schedule of Portfolio Investments, December 31, 2006........................  11
Statement of Operations, for the year ended December 31, 2006...............  12
Statement of Changes in Net Assets, for the year ended December 31, 2006..... 21
Statement of Changes in Net Assets, for the year ended December 31, 2005..... 30
Notes to Financial Statements ..............................................  39

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of AIG SunAmerica Life Assurance Company and the Contractholders of its separate account, Variable Annuity Account Four

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Annuity Account Four, a separate account of AIG SunAmerica Life Assurance Company (the "Separate Account") at December 31, 2006, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian, provide a reasonable basis for our opinion.







PricewaterhouseCoopers LLP
Los Angeles, California
April 24, 2007

                          VARIABLE ANNUITY ACCOUNT FOUR

                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2006




                                                                                                        Government
                                                                           Asset          Capital              and
                                                                      Allocation     Appreciation     Quality Bond           Growth
                                                                       Portfolio        Portfolio        Portfolio        Portfolio
                                                                        (Class 1)        (Class 1)        (Class 1)        (Class 1)
                                                                  ------------------------------------------------------------------
Assets:

      Investments in Trusts, at net asset value                     $ 40,596,690     $ 51,381,647     $ 27,829,818     $ 21,557,065
                                                                  ------------------------------------------------------------------

Liabilities:                                                                   0                0                0                0
                                                                  ------------------------------------------------------------------

Net assets:                                                         $ 40,596,690     $ 51,381,647     $ 27,829,818     $ 21,557,065
                                                                  ==================================================================


      Accumulation units                                            $ 40,079,735     $ 51,055,132     $ 27,491,129     $ 21,195,595

      Contracts in payout (annuitization) period                         516,955          326,515          338,689          361,470
                                                                  ------------------------------------------------------------------

           Total net assets                                         $ 40,596,690     $ 51,381,647     $ 27,829,818     $ 21,557,065
                                                                  ==================================================================

Accumulation units outstanding                                         1,604,137        1,179,919        1,595,002          628,478
                                                                  ==================================================================


Contracts With Total Expenses of 1.52%:
      Accumulation units outstanding                                   1,596,213        1,137,127        1,553,577          620,293
      Unit value of accumulation units                                   $ 25.31          $ 43.57          $ 17.46          $ 34.31
Contracts With Total Expenses of 1.77%:
      Accumulation units outstanding                                       7,924           42,792           41,425            8,185
      Unit value of accumulation units                                   $ 24.95          $ 42.92          $ 17.20          $ 33.80



                                                                                                                         Government
                                                                         Natural            Asset          Capital              and
                                                                       Resources       Allocation     Appreciation     Quality Bond
                                                                       Portfolio        Portfolio        Portfolio        Portfolio
                                                                        (Class 1)        (Class 2)        (Class 2)        (Class 2)
                                                                  ------------------------------------------------------------------
Assets:

      Investments in Trusts, at net asset value                     $ 15,667,883     $ 14,683,078      $ 8,369,805     $ 13,973,089
                                                                  ------------------------------------------------------------------

Liabilities:                                                                   0                0                0                0
                                                                  ------------------------------------------------------------------

Net assets:                                                         $ 15,667,883     $ 14,683,078      $ 8,369,805     $ 13,973,089
                                                                  ==================================================================


      Accumulation units                                            $ 15,605,433     $ 14,683,078      $ 8,369,805     $ 13,973,089

      Contracts in payout (annuitization) period                          62,450                0                0                0
                                                                  ------------------------------------------------------------------

           Total net assets                                         $ 15,667,883     $ 14,683,078      $ 8,369,805     $ 13,973,089
                                                                  ==================================================================

Accumulation units outstanding                                           322,950          585,014          193,525          808,223
                                                                  ==================================================================


Contracts With Total Expenses of 1.52%:
      Accumulation units outstanding                                     315,257          564,600          174,039          703,156
      Unit value of accumulation units                                   $ 48.53          $ 25.11          $ 43.31          $ 17.32
Contracts With Total Expenses of 1.77%:
      Accumulation units outstanding                                       7,693           20,414           19,486          105,067
      Unit value of accumulation units                                   $ 47.81          $ 24.80          $ 42.75          $ 17.10

                 See accompanying notes to financial statement.

                          VARIABLE ANNUITY ACCOUNT FOUR

                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2006
                                  (continued)





                                                                                          Natural       Aggressive         Alliance
                                                                          Growth        Resources           Growth           Growth
                                                                       Portfolio        Portfolio        Portfolio        Portfolio
                                                                        (Class 2)        (Class 2)        (Class 1)        (Class 1)
                                                                  ------------------------------------------------------------------
Assets:

      Investments in Trusts, at net asset value                      $ 4,171,483      $ 5,163,331      $ 9,776,960     $ 32,238,882
                                                                  ------------------------------------------------------------------

Liabilities:                                                                   0                0                0                0
                                                                  ------------------------------------------------------------------

Net assets:                                                          $ 4,171,483      $ 5,163,331      $ 9,776,960     $ 32,238,882
                                                                  ==================================================================


      Accumulation units                                             $ 4,171,483      $ 5,163,331      $ 9,644,373     $ 31,935,450

      Contracts in payout (annuitization) period                               0               0          132,587          303,432
                                                                  ------------------------------------------------------------------

           Total net assets                                          $ 4,171,483      $ 5,163,331      $ 9,776,960     $ 32,238,882
                                                                  ==================================================================

Accumulation units outstanding                                           122,583          107,141          555,417          972,482
                                                                  ==================================================================


Contracts With Total Expenses of 1.52%:
      Accumulation units outstanding                                     108,324           99,499          551,178          963,216
      Unit value of accumulation units                                   $ 34.08          $ 48.25          $ 17.60          $ 33.15
Contracts With Total Expenses of 1.77%:
      Accumulation units outstanding                                      14,259            7,642            4,239            9,266
      Unit value of accumulation units                                   $ 33.64          $ 47.51          $ 17.35          $ 32.66



                                                                                                                              Davis
                                                                       Blue Chip             Cash        Corporate          Venture
                                                                          Growth       Management             Bond            Value
                                                                       Portfolio        Portfolio        Portfolio        Portfolio
                                                                        (Class 1)        (Class 1)        (Class 1)        (Class 1)
                                                                  ------------------------------------------------------------------
Assets:

      Investments in Trusts, at net asset value                      $ 1,780,073     $ 14,877,360     $ 21,208,324     $ 96,834,790
                                                                  ------------------------------------------------------------------

Liabilities:                                                                   0                0                0                0
                                                                  ------------------------------------------------------------------

Net assets:                                                          $ 1,780,073     $ 14,877,360     $ 21,208,324     $ 96,834,790
                                                                  ==================================================================


      Accumulation units                                             $ 1,780,073     $ 14,698,745     $ 20,940,694     $ 96,289,600

      Contracts in payout (annuitization) period                               0          178,615          267,630          545,190
                                                                  ------------------------------------------------------------------

           Total net assets                                          $ 1,780,073     $ 14,877,360     $ 21,208,324     $ 96,834,790
                                                                  ==================================================================

Accumulation units outstanding                                           281,033        1,111,171        1,181,914        2,481,273
                                                                  ==================================================================


Contracts With Total Expenses of 1.52%:
      Accumulation units outstanding                                     213,613        1,098,355        1,152,296        2,455,170
      Unit value of accumulation units                                    $ 6.36          $ 13.39          $ 17.95          $ 39.03
Contracts With Total Expenses of 1.77%:
      Accumulation units outstanding                                      67,420           12,816           29,618           26,103
      Unit value of accumulation units                                    $ 6.26          $ 13.20          $ 17.68          $ 38.45

                 See accompanying notes to financial statement.

                         VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2006
                                  (CONTINUED)



                                                                     "Dogs" of            Federated          Global          Global
                                                                   Wall Street     American Leaders            Bond        Equities
                                                                     Portfolio            Portfolio       Portfolio       Portfolio
                                                                      (Class 1)            (Class 1)       (Class 1)       (Class 1)
                                                                  ------------------------------------------------------------------
Assets:

      Investments in Trusts, at net asset value                    $ 4,804,134         $ 13,153,361     $ 5,775,587     $ 9,408,714

Liabilities:                                                                 0                    0               0               0
                                                                  ------------------------------------------------------------------

Net assets:                                                        $ 4,804,134         $ 13,153,361     $ 5,775,587     $ 9,408,714
                                                                  ==================================================================


      Accumulation units                                           $ 4,799,326         $ 12,928,167     $ 5,717,202     $ 9,359,149

      Contracts in payout (annuitization) period                         4,808              225,194          58,385          49,565
                                                                  ------------------------------------------------------------------

           Total net assets                                        $ 4,804,134         $ 13,153,361     $ 5,775,587     $ 9,408,714
                                                                  ==================================================================

Accumulation units outstanding                                         367,660              630,784         320,782         391,297
                                                                  ==================================================================


Contracts With Total Expenses of 1.52%:
      Accumulation units outstanding                                   366,486              618,673         317,644         384,820
      Unit value of accumulation units                                 $ 13.07              $ 20.86         $ 18.01         $ 24.05
Contracts With Total Expenses of 1.77%:
      Accumulation units outstanding                                     1,174               12,111           3,138           6,477
      Unit value of accumulation units                                 $ 12.87              $ 20.54         $ 17.74         $ 23.69





                                                                       Goldman
                                                                         Sachs          Growth-            Growth        High-Yield
                                                                      Research           Income     Opportunities              Bond
                                                                     Portfolio        Portfolio         Portfolio         Portfolio
                                                                      (Class 1)        (Class 1)         (Class 1)         (Class 1)
                                                               ---------------------------------------------------------------------
Assets:

      Investments in Trusts, at net asset value                    $ 1,379,497     $ 40,766,169       $ 1,019,391      $ 19,293,431

Liabilities:                                                                 0                0                 0                 0
                                                               ---------------------------------------------------------------------

Net assets:                                                        $ 1,379,497     $ 40,766,169       $ 1,019,391      $ 19,293,431
                                                               =====================================================================


      Accumulation units                                           $ 1,372,863     $ 40,363,244         $ 985,727      $ 19,168,836

      Contracts in payout (annuitization) period                         6,634          402,925            33,664           124,595
                                                               ---------------------------------------------------------------------

           Total net assets                                        $ 1,379,497     $ 40,766,169       $ 1,019,391      $ 19,293,431
                                                               =====================================================================

Accumulation units outstanding                                         168,855        1,287,663           180,041           915,871
                                                               =====================================================================


Contracts With Total Expenses of 1.52%:
      Accumulation units outstanding                                   159,177        1,278,463           168,142           906,100
      Unit value of accumulation units                                  $ 8.18          $ 31.66            $ 5.67           $ 21.07
Contracts With Total Expenses of 1.77%:
      Accumulation units outstanding                                     9,678            9,200            11,899             9,771
      Unit value of accumulation units                                  $ 8.05          $ 31.20            $ 5.59           $ 20.79


                 See accompanying notes to financial statement.

                         VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2006
                                  (continued)

                                               International   International                             MFS
                                                 Diversified        Growth &       Marsico     Massachusetts
                                                    Equities          Income        Growth   Investors Trust
                                                   Portfolio       Portfolio     Portfolio         Portfolio
                                                   (Class 1)       (Class 1)     (Class 1)         (Class 1)
                                               --------------------------------------------------------------
Assets:

  Investments in Trusts, at net asset value     $ 19,608,076    $ 14,908,637   $ 3,140,214       $ 4,306,757

Liabilities:                                               0               0             0                 0
                                               --------------------------------------------------------------

Net assets:                                     $ 19,608,076    $ 14,908,637   $ 3,140,214       $ 4,306,757
                                               ==============================================================

  Accumulation units                            $ 19,311,664    $ 14,854,712   $ 3,140,214       $ 4,268,224

  Contracts in payout (annuitization) period         296,412          53,925             0            38,533
                                               --------------------------------------------------------------

    Total net assets                            $ 19,608,076    $ 14,908,637   $ 3,140,214       $ 4,306,757
                                               ==============================================================

Accumulation units outstanding                     1,346,755         788,223       257,271           183,429
                                               ==============================================================

Contracts With Total Expenses of 1.52%:
  Accumulation units outstanding                   1,344,028         779,718       255,941           175,764
  Unit value of accumulation units                   $ 14.56         $ 18.92       $ 12.21           $ 23.49
Contracts With Total Expenses of 1.77%:
  Accumulation units outstanding                       2,727           8,505         1,330             7,665
  Unit value of accumulation units                   $ 14.35         $ 18.63       $ 12.02           $ 23.15

                                                       MFS
                                                   Mid-Cap            MFS            Putnam     SunAmerica
                                                    Growth   Total Return   Growth: Voyager       Balanced
                                                 Portfolio      Portfolio         Portfolio      Portfolio
                                                 (Class 1)      (Class 1)         (Class 1)      (Class 1)
                                               -----------------------------------------------------------
Assets:

  Investments in Trusts, at net asset value    $ 5,081,527   $ 33,465,073       $ 1,517,838   $ 19,062,440

Liabilities:                                             0              0                 0              0
                                               -----------------------------------------------------------

Net assets:                                    $ 5,081,527   $ 33,465,073       $ 1,517,838   $ 19,062,440
                                               ===========================================================

  Accumulation units                           $ 5,021,202   $ 33,445,913       $ 1,517,838   $ 18,905,825

  Contracts in payout (annuitization) period        60,325         19,160                 0        156,615
                                               -----------------------------------------------------------

    Total net assets                           $ 5,081,527   $ 33,465,073       $ 1,517,838   $ 19,062,440
                                               ===========================================================

Accumulation units outstanding                     466,903      1,191,633            79,880      1,162,537
                                               ===========================================================

Contracts With Total Expenses of 1.52%:
  Accumulation units outstanding                   448,140      1,145,362            74,993      1,154,984
  Unit value of accumulation units                 $ 10.89        $ 28.10           $ 19.02        $ 16.40
Contracts With Total Expenses of 1.77%:
  Accumulation units outstanding                    18,763         46,271             4,887          7,553
  Unit value of accumulation units                 $ 10.73        $ 27.69           $ 18.74        $ 16.16

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2006
                                  (continued)

                                                                Telecom     Worldwide   Aggressive
                                               Technology       Utility   High Income       Growth
                                                Portfolio     Portfolio     Portfolio    Portfolio
                                                (Class 1)     (Class 1)     (Class 1)    (Class 2)
                                               ---------------------------------------------------
Assets:

  Investments in Trusts, at net asset value     $ 865,542   $ 4,613,399   $ 5,089,536    $ 813,805

Liabilities:                                            0             0             0            0
                                               ---------------------------------------------------

Net assets:                                     $ 865,542   $ 4,613,399   $ 5,089,536    $ 813,805
                                               ===================================================

  Accumulation units                            $ 852,438   $ 4,557,154   $ 5,026,810    $ 813,805

  Contracts in payout (annuitization) period       13,104        56,245        62,726            0
                                               ---------------------------------------------------

      Total net assets                          $ 865,542   $ 4,613,399   $ 5,089,536    $ 813,805
                                               ===================================================

Accumulation units outstanding                    360,151       303,781       237,799       46,718
                                               ===================================================

Contracts With Total Expenses of 1.52%:
  Accumulation units outstanding                  357,900       303,562       235,107       41,385
  Unit value of accumulation units                 $ 2.40       $ 15.19       $ 21.40      $ 17.45
Contracts With Total Expenses of 1.77%:
  Accumulation units outstanding                    2,251           219         2,692        5,333
  Unit value of accumulation units                 $ 2.37       $ 14.97       $ 21.13      $ 17.22

                                                  Alliance     Blue Chip          Cash     Corporate
                                                    Growth        Growth    Management          Bond
                                                 Portfolio     Portfolio     Portfolio     Portfolio
                                                 (Class 2)     (Class 2)     (Class 2)     (Class 2)
                                               -----------------------------------------------------
Assets:

  Investments in Trusts, at net asset value    $ 4,270,575   $ 1,332,241   $ 3,533,095   $ 8,179,339

Liabilities:                                             0             0             0             0
                                               -----------------------------------------------------

Net assets:                                    $ 4,270,575   $ 1,332,241   $ 3,533,095   $ 8,179,339
                                               =====================================================

  Accumulation units                           $ 4,270,575   $ 1,332,241   $ 3,533,095   $ 8,179,339

  Contracts in payout (annuitization) period             0             0             0             0
                                               -----------------------------------------------------

      Total net assets                         $ 4,270,575   $ 1,332,241   $ 3,533,095   $ 8,179,339
                                               =====================================================

Accumulation units outstanding                     130,565       211,198       266,537       459,738
                                               =====================================================

Contracts With Total Expenses of 1.52%:
  Accumulation units outstanding                   119,922       179,160       218,021       411,889
  Unit value of accumulation units                 $ 32.75        $ 6.32       $ 13.29       $ 17.82
Contracts With Total Expenses of 1.77%:
  Accumulation units outstanding                    10,643        32,038        48,516        47,849
  Unit value of accumulation units                 $ 32.27        $ 6.24       $ 13.13       $ 17.57

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2006
                                  (continued)

                                                       Davis     "Dogs" of          Federated        Global
                                               Venture Value   Wall Street   American Leaders          Bond
                                                   Portfolio     Portfolio          Portfolio     Portfolio
                                                   (Class 2)     (Class 2)          (Class 2)     (Class 2)
                                               ------------------------------------------------------------
Assets:

  Investments in Trusts, at net asset value     $ 19,587,668   $ 2,010,045        $ 2,609,573   $ 2,193,364

Liabilities:                                               0             0                  0             0
                                               ------------------------------------------------------------

Net assets:                                     $ 19,587,668   $ 2,010,045        $ 2,609,573   $ 2,193,364
                                               ============================================================

  Accumulation units                            $ 19,587,668   $ 2,010,045        $ 2,609,573   $ 2,193,364

  Contracts in payout (annuitization) period               0             0                  0             0
                                               ------------------------------------------------------------

    Total net assets                            $ 19,587,668   $ 2,010,045        $ 2,609,573   $ 2,193,364
                                               ============================================================

Accumulation units outstanding                       506,973       154,952            126,279       122,958
                                               ============================================================

Contracts With Total Expenses of 1.52%:
  Accumulation units outstanding                     460,070       143,323            108,264       114,313
  Unit value of accumulation units                   $ 38.69       $ 12.99            $ 20.70       $ 17.86
Contracts With Total Expenses of 1.77%:
  Accumulation units outstanding                      46,903        11,629             18,015         8,645
  Unit value of accumulation units                   $ 38.16       $ 12.80            $ 20.44       $ 17.62

                                                    Global   Goldman Sachs       Growth-          Growth
                                                  Equities        Research        Income   Opportunities
                                                 Portfolio       Portfolio     Portfolio       Portfolio
                                                 (Class 2)       (Class 2)     (Class 2)       (Class 2)
                                               ---------------------------------------------------------
Assets:

  Investments in Trusts, at net asset value    $ 1,260,946       $ 520,693   $ 4,763,807       $ 567,759

Liabilities:                                             0               0             0               0
                                               ---------------------------------------------------------

Net assets:                                    $ 1,260,946       $ 520,693   $ 4,763,807       $ 567,759
                                               =========================================================

  Accumulation units                           $ 1,260,946       $ 520,693   $ 4,763,807       $ 567,759

  Contracts in payout (annuitization) period             0               0             0               0
                                               ---------------------------------------------------------

    Total net assets                           $ 1,260,946       $ 520,693   $ 4,763,807       $ 567,759
                                               =========================================================

Accumulation units outstanding                      52,879          64,188       152,026         100,828
                                               =========================================================

Contracts With Total Expenses of 1.52%:
  Accumulation units outstanding                    49,818          61,685       138,714          95,733
  Unit value of accumulation units                 $ 23.87          $ 8.12       $ 31.37          $ 5.64
Contracts With Total Expenses of 1.77%:
  Accumulation units outstanding                     3,061           2,503        13,312           5,095
  Unit value of accumulation units                 $ 23.53          $ 8.01       $ 30.97          $ 5.55

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2006
                                  (continued)

                                                             International   International               MFS
                                                High-Yield     Diversified        Growth &     Massachusetts
                                                      Bond        Equities          Income   Investors Trust
                                                 Portfolio       Portfolio       Portfolio         Portfolio
                                                 (Class 2)       (Class 2)       (Class 2)         (Class 2)
                                               -------------------------------------------------------------
Assets:

  Investments in Trusts, at net asset value    $ 4,966,080     $ 3,060,087     $ 4,446,459       $ 2,286,399

Liabilities:                                             0               0               0                 0
                                               -------------------------------------------------------------

Net assets:                                    $ 4,966,080     $ 3,060,087     $ 4,446,459       $ 2,286,399
                                               =============================================================

  Accumulation units                           $ 4,966,080     $ 3,060,087     $ 4,446,459       $ 2,286,399

  Contracts in payout (annuitization) period             0               0               0                 0
                                               -------------------------------------------------------------

      Total net assets                         $ 4,966,080     $ 3,060,087     $ 4,446,459       $ 2,286,399
                                               =============================================================

Accumulation units outstanding                     237,748         211,885         236,702            98,111
                                               =============================================================

Contracts With Total Expenses of 1.52%:
  Accumulation units outstanding                   221,067         196,304         225,440            88,990
  Unit value of accumulation units                 $ 20.91         $ 14.46         $ 18.80           $ 23.33
Contracts With Total Expenses of 1.77%:
  Accumulation units outstanding                    16,681          15,581          11,262             9,121
  Unit value of accumulation units                 $ 20.63         $ 14.26         $ 18.56           $ 23.03


                                               MFS Mid-Cap            Putnam    SunAmerica
                                                    Growth   Growth: Voyager      Balanced   Technology
                                                 Portfolio         Portfolio     Portfolio    Portfolio
                                                 (Class 2)         (Class 2)     (Class 2)    (Class 2)
                                               --------------------------------------------------------
Assets:

  Investments in Trusts, at net asset value    $ 2,365,454         $ 243,970   $ 3,959,094    $ 305,958

Liabilities:                                             0                 0             0            0
                                               --------------------------------------------------------

Net assets:                                    $ 2,365,454         $ 243,970   $ 3,959,094    $ 305,958
                                               ========================================================

  Accumulation units                           $ 2,365,454         $ 243,970   $ 3,959,094    $ 305,958

  Contracts in payout (annuitization) period             0                 0             0            0
                                               --------------------------------------------------------

      Total net assets                         $ 2,365,454         $ 243,970   $ 3,959,094    $ 305,958
                                               ========================================================

Accumulation units outstanding                     219,357            12,968       243,637      128,463
                                               ========================================================

Contracts With Total Expenses of 1.52%:
  Accumulation units outstanding                   198,369            10,919       234,198      115,235
  Unit value of accumulation units                 $ 10.80           $ 18.85       $ 16.26       $ 2.38
Contracts With Total Expenses of 1.77%:
  Accumulation units outstanding                    20,988             2,049         9,439       13,228
  Unit value of accumulation units                 $ 10.65           $ 18.61       $ 16.06       $ 2.36

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2006
                                  (continued)

                                                   Telecom     Worldwide        Foreign       Marsico
                                                   Utility   High Income          Value        Growth
                                                 Portfolio     Portfolio      Portfolio     Portfolio
                                                 (Class 2)     (Class 2)      (Class 3)     (Class 3)
                                               ------------------------------------------------------
Assets:

  Investments in Trusts, at net asset value    $ 1,167,384     $ 794,046   $ 16,520,507   $ 1,725,917

Liabilities:                                             0             0              0             0
                                               ------------------------------------------------------

Net assets:                                    $ 1,167,384     $ 794,046   $ 16,520,507   $ 1,725,917
                                               ======================================================

  Accumulation units                           $ 1,167,384     $ 794,046   $ 16,494,452   $ 1,725,917

  Contracts in payout (annuitization) period             0             0         26,055             0
                                               ------------------------------------------------------

      Total net assets                         $ 1,167,384     $ 794,046   $ 16,520,507   $ 1,725,917
                                               ======================================================

Accumulation units outstanding                      77,473        37,443        829,643       143,342
                                               ======================================================

Contracts With Total Expenses of 1.52%:
  Accumulation units outstanding                    71,962        34,026        809,632       124,781
  Unit value of accumulation units                 $ 15.08       $ 21.23        $ 19.92       $ 12.06
Contracts With Total Expenses of 1.77%:
  Accumulation units outstanding                     5,511         3,417         20,011        18,561
  Unit value of accumulation units                 $ 14.91       $ 20.95        $ 19.68       $ 11.92

                                                 MFS Total    Small & Mid                    Strategic
                                                    Return      Cap Value       Comstock        Growth
                                                 Portfolio      Portfolio      Portfolio     Portfolio
                                                 (Class 3)      (Class 3)     (Class II)    (Class II)
                                               -------------------------------------------------------
Assets:

  Investments in Trusts, at net asset value    $ 6,202,379   $ 14,895,419   $ 31,022,909   $ 1,698,690

Liabilities:                                             0              0              0             0
                                               -------------------------------------------------------

Net assets:                                    $ 6,202,379   $ 14,895,419   $ 31,022,909   $ 1,698,690
                                               =======================================================

  Accumulation units                           $ 6,202,379   $ 14,868,516   $ 30,856,282   $ 1,694,532

  Contracts in payout (annuitization) period             0         26,903        166,627         4,158
                                               -------------------------------------------------------

      Total net assets                         $ 6,202,379   $ 14,895,419   $ 31,022,909   $ 1,698,690
                                               =======================================================

Accumulation units outstanding                     223,684        811,474      2,195,489       175,290
                                               =======================================================

Contracts With Total Expenses of 1.52%:
  Accumulation units outstanding                   193,403        785,379      2,082,815       159,274
  Unit value of accumulation units                 $ 27.77        $ 18.36        $ 14.14        $ 9.71
Contracts With Total Expenses of 1.77%:
  Accumulation units outstanding                    30,281         26,095        112,674        16,016
  Unit value of accumulation units                 $ 27.44        $ 18.14        $ 13.97        $ 9.54

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2006
                                  (continued)

                                                Growth and        Global                     Growth-        Growth
                                                    Income        Growth        Growth        Income    and Income
                                                 Portfolio          Fund          Fund          Fund     Portfolio
                                                (Class II)     (Class 2)     (Class 2)     (Class 2)    (Class VC)
                                               -------------------------------------------------------------------
Assets:

  Investments in Trusts, at net asset value    $24,860,703   $41,806,852   $46,442,798   $84,683,331   $28,623,063

Liabilities:                                             0             0             0             0             0
                                               -------------------------------------------------------------------

Net assets:                                    $24,860,703   $41,806,852   $46,442,798   $84,683,331   $28,623,063
                                               ===================================================================

  Accumulation units                           $24,730,376   $41,762,883   $46,412,379   $84,589,700   $28,596,773

  Contracts in payout (annuitization) period       130,327        43,969        30,419        93,631        26,290
                                               -------------------------------------------------------------------

      Total net assets                         $24,860,703   $41,806,852   $46,442,798   $84,683,331   $28,623,063
                                               ===================================================================

Accumulation units outstanding                   1,609,164     1,924,182     2,301,129     4,640,659     2,081,151
                                               ===================================================================

Contracts With Total Expenses of 1.52%:
  Accumulation units outstanding                 1,569,658     1,852,469     2,213,982     4,482,720     2,024,560
  Unit value of accumulation units                 $ 15.45       $ 21.74       $ 20.19       $ 18.25       $ 13.76
Contracts With Total Expenses of 1.77%:
  Accumulation units outstanding                    39,506        71,713        87,147       157,939        56,591
  Unit value of accumulation units                 $ 15.26       $ 21.49       $ 19.98       $ 18.06       $ 13.59

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2006

                                                                       Net Asset
                                                                           Value      Net Asset
Variable Accounts                                             Shares   Per Share          Value           Cost
---------------------------------------------------------------------------------------------------------------
ANCHOR SERIES TRUST:
  Asset Allocation Portfolio (Class 1)                     2,514,982     $ 16.14   $ 40,596,690   $ 35,512,926
  Capital Appreciation Portfolio (Class 1)                 1,258,163       40.84     51,381,647     33,526,596
  Government and Quality Bond Portfolio (Class 1)          1,891,612       14.71     27,829,818     28,210,422
  Growth Portfolio (Class 1)                                 749,297       28.77     21,557,065     21,458,004
  Natural Resources Portfolio (Class 1)                      297,175       52.72     15,667,883      8,844,458
  Asset Allocation Portfolio (Class 2)                       911,151       16.11     14,683,078     12,219,396
  Capital Appreciation Portfolio (Class 2)                   206,062       40.62      8,369,805      5,721,775
  Government and Quality Bond Portfolio (Class 2)            950,303       14.70     13,973,089     14,431,964
  Growth Portfolio (Class 2)                                 145,145       28.74      4,171,483      3,516,113
  Natural Resources Portfolio (Class 2)                       98,186       52.59      5,163,331      3,029,264

SUNAMERICA SERIES TRUST:
  Aggressive Growth Portfolio (Class 1)                      779,695     $ 12.54    $ 9,776,960    $ 6,948,727
  Alliance Growth Portfolio (Class 1)                      1,461,257       22.06     32,238,882     35,180,798
  Blue Chip Growth Portfolio (Class 1)                       256,313        6.94      1,780,073      1,513,283
  Cash Management Portfolio (Class 1)                      1,340,000       11.10     14,877,360     14,691,355
  Corporate Bond Portfolio (Class 1)                       1,802,333       11.77     21,208,324     20,793,930
  Davis Venture Value Portfolio (Class 1)                  2,967,148       32.64     96,834,790     70,628,260
  "Dogs" of Wall Street Portfolio (Class 1)                  406,720       11.81      4,804,134      3,913,899
  Federated American Leaders Portfolio (Class 1)             689,103       19.09     13,153,361     10,353,593
  Global Bond Portfolio (Class 1)                            536,676       10.76      5,775,587      6,023,354
  Global Equities Portfolio (Class 1)                        575,486       16.35      9,408,714      5,544,593
  Goldman Sachs Research Portfolio (Class 1)                 154,770        8.91      1,379,497      1,136,317
  Growth-Income Portfolio (Class 1)                        1,501,576       27.15     40,766,169     37,419,589
  Growth Opportunities Portfolio (Class 1)                   164,014        6.22      1,019,391        918,043
  High-Yield Bond Portfolio (Class 1)                      2,568,712        7.51     19,293,431     17,793,241
  International Diversified Equities Portfolio (Class 1)   1,815,597       10.80     19,608,076     12,136,613
  International Growth & Income Portfolio (Class 1)          888,529       16.78     14,908,637     10,366,185
  Marsico Growth Portfolio (Class 1)                         251,053       12.51      3,140,214      2,833,956
  MFS Massachusetts Investors Trust Portfolio (Class 1)      309,510       13.91      4,306,757      2,707,678
  MFS Mid-Cap Growth Portfolio (Class 1)                     529,540        9.60      5,081,527      3,932,612
  MFS Total Return Portfolio (Class 1)                     1,865,598       17.94     33,465,073     31,982,957
  Putnam Growth: Voyager Portfolio (Class 1)                  93,091       16.30      1,517,838      1,269,488
  SunAmerica Balanced Portfolio (Class 1)                  1,271,831       14.99     19,062,440     19,818,325
  Technology Portfolio (Class 1)                             326,466        2.65        865,542        769,393
  Telecom Utility Portfolio (Class 1)                        423,877       10.88      4,613,399      4,228,896
  Worldwide High Income Portfolio (Class 1)                  662,288        7.68      5,089,536      5,128,954
  Aggressive Growth Portfolio (Class 2)                       65,234       12.48        813,805        671,704
  Alliance Growth Portfolio (Class 2)                        193,840       22.03      4,270,575      3,418,050
  Blue Chip Growth Portfolio (Class 2)                       191,961        6.94      1,332,241      1,091,856
  Cash Management Portfolio (Class 2)                        318,732       11.08      3,533,095      3,498,815
  Corporate Bond Portfolio (Class 2)                         696,119       11.75      8,179,339      8,014,526
  Davis Venture Value Portfolio (Class 2)                    601,178       32.58     19,587,668     12,785,978
  "Dogs" of Wall Street Portfolio (Class 2)                  170,406       11.80      2,010,045      1,584,953
  Federated American Leaders Portfolio (Class 2)             136,946       19.06      2,609,573      1,968,265
  Global Bond Portfolio (Class 2)                            204,796       10.71      2,193,364      2,296,228
  Global Equities Portfolio (Class 2)                         77,418       16.29      1,260,946        844,599
  Goldman Sachs Research Portfolio (Class 2)                  58,749        8.86        520,693        426,495
  Growth-Income Portfolio (Class 2)                          175,692       27.11      4,763,807      3,601,409
  Growth Opportunities Portfolio (Class 2)                    92,143        6.16        567,759        502,570
  High-Yield Bond Portfolio (Class 2)                        662,502        7.50      4,966,080      4,677,438
  International Diversified Equities Portfolio (Class 2)     284,901       10.74      3,060,087      2,210,294
  International Growth & Income Portfolio (Class 2)          264,513       16.81      4,446,459      2,749,454
  MFS Massachusetts Investors Trust Portfolio (Class 2)      164,404       13.91      2,286,399      1,641,498
  MFS Mid-Cap Growth Portfolio (Class 2)                     248,574        9.52      2,365,454      1,995,315
  Putnam Growth: Voyager Portfolio (Class 2)                  15,004       16.26        243,970        201,225
  SunAmerica Balanced Portfolio (Class 2)                    264,491       14.97      3,959,094      3,485,441
  Technology Portfolio (Class 2)                             116,218        2.63        305,958        284,468
  Telecom Utility Portfolio (Class 2)                        107,384       10.87      1,167,384        971,795
  Worldwide High Income Portfolio (Class 2)                  103,716        7.66        794,046        775,475
  Foreign Value Portfolio (Class 3)                          826,303       19.99     16,520,507     12,408,965
  Marsico Growth Portfolio (Class 3)                         139,660       12.36      1,725,917      1,537,580
  MFS Total Return Portfolio (Class 3)                       346,648       17.89      6,202,379      5,837,360
  Small & Mid Cap Value Portfolio (Class 3)                  839,989       17.73     14,895,419     13,312,899

VAN KAMPEN LIFE INVESTMENT TRUST (Class II):
  Comstock Portfolio                                       2,110,402     $ 14.70   $ 31,022,909   $ 27,441,921
  Strategic Growth Portfolio                                  59,520       28.54      1,698,690      1,487,192
  Growth and Income Portfolio                              1,132,090       21.96     24,860,703     21,729,421

AMERICAN FUNDS INSURANCE SERIES (Class 2):
  Global Growth Fund                                       1,795,056     $ 23.29   $ 41,806,852   $ 32,598,047
  Growth Fund                                                724,763       64.08     46,442,798     37,802,811
  Growth-Income Fund                                       2,007,190       42.19     84,683,331     73,039,078

LORD ABBETT SERIES FUND, INC. (Class VC):
  Growth and Income Portfolio                                975,565     $ 29.34   $ 28,623,063   $ 26,062,774

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006

                                                                                            Government
                                                                   Asset        Capital            and
                                                              Allocation   Appreciation   Quality Bond        Growth
                                                               Portfolio      Portfolio      Portfolio     Portfolio
                                                               (Class 1)      (Class 1)      (Class 1)     (Class 1)
                                                             -------------------------------------------------------
Investment income:
  Dividends                                                  $ 1,302,686       $ 74,555    $ 1,035,453     $ 136,030
                                                             -------------------------------------------------------

Expenses:
  Charges for distribution, mortality and expense risk          (608,378)      (794,170)      (427,372)     (343,923)
                                                             -------------------------------------------------------

Net investment income (loss)                                     694,308       (719,615)       608,081      (207,893)
                                                             -------------------------------------------------------

Net realized gains (losses) from securities transactions:
  Proceeds from shares sold                                    6,360,852      9,056,106      6,644,049     5,739,611
  Cost of shares sold                                         (5,809,611)    (6,277,665)    (6,740,940)   (5,807,683)
                                                             -------------------------------------------------------

Net realized gains (losses) from securities transactions         551,241      2,778,441        (96,891)      (68,072)
Realized gain distributions                                            0        113,429              0     2,007,670
                                                             -------------------------------------------------------

Net realized gains (losses)                                      551,241      2,891,870        (96,891)    1,939,598
                                                             -------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
  Beginning of period                                          2,661,609     15,231,028       (372,431)     (605,027)
  End of period                                                5,083,764     17,855,051       (380,604)       99,061
                                                             -------------------------------------------------------

Change in net unrealized appreciation
  (depreciation) of investments                                2,422,155      2,624,023         (8,173)      704,088
                                                             -------------------------------------------------------

Increase (decrease) in net assets from operations            $ 3,667,704    $ 4,796,278      $ 503,017   $ 2,435,793
                                                             =======================================================

                                                                                                          Government
                                                                 Natural         Asset        Capital            and
                                                               Resources    Allocation   Appreciation   Quality Bond
                                                               Portfolio     Portfolio      Portfolio      Portfolio
                                                               (Class 1)     (Class 2)      (Class 2)      (Class 2)
                                                             -------------------------------------------------------
Investment income:
  Dividends                                                    $ 105,811     $ 444,756        $ 1,417      $ 512,188
                                                             -------------------------------------------------------

Expenses:
  Charges for distribution, mortality and expense risk          (253,034)     (221,166)      (139,479)      (228,784)
                                                             -------------------------------------------------------

Net investment income (loss)                                    (147,223)      223,590       (138,062)       283,404
                                                             -------------------------------------------------------

Net realized gains (losses) from securities transactions:
  Proceeds from shares sold                                    5,694,124     2,843,653      2,835,993      4,199,731
  Cost of shares sold                                         (3,484,878)   (2,436,392)    (2,113,208)    (4,351,412)
                                                             -------------------------------------------------------

Net realized gains (losses) from securities transactions       2,209,246       407,261        722,785       (151,681)
Realized gain distributions                                      437,368             0         19,333              0
                                                             -------------------------------------------------------

Net realized gains (losses)                                    2,646,614       407,261        742,118       (151,681)
                                                             -------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
  Beginning of period                                          6,120,037     1,794,864      2,454,586       (537,166)
  End of period                                                6,823,425     2,463,682      2,648,030       (458,875)
                                                             -------------------------------------------------------

Change in net unrealized appreciation
  (depreciation) of investments                                  703,388       668,818        193,444         78,291
                                                             -------------------------------------------------------

Increase (decrease) in net assets from operations            $ 3,202,779   $ 1,299,669      $ 797,500      $ 210,014
                                                             =======================================================

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                  (continued)



                                                                            Natural   Aggressive       Alliance
                                                                Growth    Resources       Growth         Growth
                                                             Portfolio   Portfolio    Portfolio       Portfolio
                                                             (Class 2)    (Class 2)    (Class 1)      (Class 1)
                                                            ----------------------------------------------------
Investment income:
  Dividends                                                 $   20,542    $   27,810       $ 9,342   $   41,977
                                                            ----------------------------------------------------

Expenses:
  Charges for distribution, mortality and expense risk         (65,853)      (80,676)     (153,034)     (559,189)
                                                            ----------------------------------------------------

Net investment income (loss)                                   (45,311)      (52,866)     (143,692)     (517,212)
                                                            ----------------------------------------------------

Net realized gains (losses) from securities transactions:
  Proceeds from shares sold                                  1,350,834     1,660,550     4,992,475    11,307,748
  Cost of shares sold                                       (1,151,785)   (1,086,773)   (3,708,250)  (12,747,123)
                                                            ----------------------------------------------------

Net realized gains (losses) from securities transactions       199,049       573,777     1,284,225    (1,439,375)
Realized gain distributions                                    390,603       138,670             0             0
                                                            ----------------------------------------------------

Net realized gains (losses)                                    589,652       712,447     1,284,225    (1,439,375)
                                                            ----------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
  Beginning of period                                          734,901     1,772,978     2,913,906    (4,355,327)
  End of period                                                655,370     2,134,067     2,828,233    (2,941,916)
                                                            ----------------------------------------------------

Change in net unrealized appreciation
  (depreciation) of investments                                (79,531)      361,089       (85,673)    1,413,411
                                                            ----------------------------------------------------

Increase (decrease) in net assets from operations           $  464,810   $ 1,020,670   $ 1,054,860  $   (543,176)
                                                            ====================================================

                                                                                                          Davis
                                                            Blue Chip          Cash    Corporate        Venture
                                                               Growth    Management         Bond          Value
                                                            Portfolio     Portfolio    Portfolio      Portfolio
                                                            (Class 1)     (Class 1)    (Class 1)      (Class 1)
                                                            ---------------------------------------------------
Investment income:
  Dividends                                                 $    4,407     $ 462,673    $ 891,176     $ 939,408
                                                            ---------------------------------------------------

Expenses:
  Charges for distribution, mortality and expense risk         (29,195)    (251,853)    (297,634)    (1,433,700)
                                                            ---------------------------------------------------

Net investment income (loss)                                   (24,788)     210,820      593,542       (494,292)
                                                            ---------------------------------------------------

Net realized gains (losses) from securities transactions:
  Proceeds from shares sold                                    474,560   17,582,972    2,538,442     14,658,580
  Cost of shares sold                                         (425,151) (17,327,510)  (2,496,069)   (11,636,345)
                                                            ---------------------------------------------------

Net realized gains (losses) from securities transactions        49,409      255,462       42,373      3,022,235
Realized gain distributions                                          0            0            0              0
                                                            ---------------------------------------------------

Net realized gains (losses)                                     49,409      255,462       42,373      3,022,235
                                                            ---------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
  Beginning of period                                          210,389      147,894      199,990     16,763,397
  End of period                                                266,790      186,005      414,394     26,206,530
                                                            ---------------------------------------------------

Change in net unrealized appreciation
  (depreciation) of investments                                 56,401       38,111      214,404      9,443,133
                                                            ---------------------------------------------------

Increase (decrease) in net assets from operations           $   81,022    $ 504,393    $ 850,319   $ 11,971,076
                                                            ===================================================

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                  (continued)


                                                               "Dogs" of          Federated       Global        Global
                                                             Wall Street   American Leaders         Bond      Equities
                                                               Portfolio          Portfolio    Portfolio     Portfolio
                                                               (Class 1)          (Class 1)    (Class 1)     (Class 1)
                                                             ---------------------------------------------------------
Investment income:
  Dividends                                                    $ 112,788          $ 206,045    $ 531,909      $ 82,571
                                                             ---------------------------------------------------------

Expenses:
  Charges for distribution, mortality and expense risk           (71,537)          (208,700)     (87,966)     (139,542)
                                                             ---------------------------------------------------------

Net investment income (loss)                                      41,251             (2,655)     443,943       (56,971)
                                                             ---------------------------------------------------------

Net realized gains (losses) from securities transactions:
  Proceeds from shares sold                                    1,270,689          4,178,813    1,523,657     2,250,056
  Cost of shares sold                                         (1,116,566)        (3,554,145)  (1,493,506)   (1,441,767)
                                                             ---------------------------------------------------------

Net realized gains (losses) from securities transactions         154,123            624,668       30,151       808,289
Realized gain distributions                                       75,930            145,957      109,974             0
                                                             ---------------------------------------------------------

Net realized gains (losses)                                      230,053            770,625      140,125       808,289
                                                            ----------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
  Beginning of period                                            313,963          1,711,564      209,431     2,801,314
  End of period                                                  890,235          2,799,768     (247,767)    3,864,121
                                                             ---------------------------------------------------------

Change in net unrealized appreciation
  (depreciation) of investments                                  576,272          1,088,204     (457,198)    1,062,807
                                                             ---------------------------------------------------------

Increase (decrease) in net assets from operations              $ 847,576        $ 1,856,174    $ 126,870   $ 1,814,125
                                                             =========================================================

                                                               Goldman
                                                                 Sachs       Growth-          Growth    High-Yield
                                                              Research        Income   Opportunities          Bond
                                                             Portfolio     Portfolio       Portfolio     Portfolio
                                                             (Class 1)     (Class 1)       (Class 1)     (Class 1)
                                                             -----------------------------------------------------
Investment income:
  Dividends                                                    $ 3,038     $ 307,736             $ 0   $ 1,268,902
                                                             -----------------------------------------------------

Expenses:
  Charges for distribution, mortality and expense risk         (15,928)     (677,312)        (16,960)     (253,457)
                                                             -----------------------------------------------------

Net investment income (loss)                                   (12,890)     (369,576)        (16,960)    1,015,445
                                                             -----------------------------------------------------

Net realized gains (losses) from securities transactions:
  Proceeds from shares sold                                    208,255    12,184,992       1,069,472     5,203,424
  Cost of shares sold                                         (175,660)  (11,807,978)       (981,079)   (4,788,569)
                                                             -----------------------------------------------------

Net realized gains (losses) from securities transactions        32,595       377,014          88,393       414,855
Realized gain distributions                                          0             0               0             0
                                                             -----------------------------------------------------

Net realized gains (losses)                                     32,595       377,014          88,393       414,855
                                                             -----------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
  Beginning of period                                          122,479     1,066,795         104,490       886,496
  End of period                                                243,180     3,346,580         101,348     1,500,190
                                                             -----------------------------------------------------

Change in net unrealized appreciation
  (depreciation) of investments                                120,701     2,279,785          (3,142)      613,694
                                                             -----------------------------------------------------

Increase (decrease) in net assets from operations            $ 140,406   $ 2,287,223        $ 68,291   $ 2,043,994
                                                             =====================================================

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                  (continued)

                                                             International   International                           MFS
                                                               Diversified        Growth &     Marsico     Massachusetts
                                                                  Equities          Income      Growth   Investors Trust
                                                                 Portfolio       Portfolio   Portfolio         Portfolio
                                                                 (Class 1)       (Class 1)   (Class 1)         (Class 1)
                                                             -----------------------------------------------------------
Investment income:
  Dividends                                                       $ 79,499       $ 174,292         $ 0          $ 29,657
                                                             -----------------------------------------------------------

Expenses:
  Charges for distribution, mortality and expense risk            (279,291)       (191,821)    (37,245)          (66,743)
                                                             -----------------------------------------------------------

Net investment income (loss)                                      (199,792)        (17,529)    (37,245)          (37,086)
                                                             -----------------------------------------------------------

Net realized gains (losses) from securities transactions:
  Proceeds from shares sold                                      3,024,902       1,818,725   1,073,242         1,120,241
  Cost of shares sold                                           (2,056,882)     (1,346,215)   (948,161)         (857,032)
                                                             -----------------------------------------------------------

Net realized gains (losses) from securities transactions           968,020         472,510     125,081           263,209
Realized gain distributions                                              0         163,657     147,098                 0
                                                             -----------------------------------------------------------

Net realized gains (losses)                                        968,020         636,167     272,179           263,209
                                                             -----------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
  Beginning of period                                            4,635,296       2,333,498     343,889         1,358,045
  End of period                                                  7,471,463       4,542,452     306,258         1,599,079
                                                             -----------------------------------------------------------

Change in net unrealized appreciation
  (depreciation) of investments                                  2,836,167       2,208,954     (37,631)          241,034
                                                             -----------------------------------------------------------

Increase (decrease) in net assets from operations              $ 3,604,395     $ 2,827,592   $ 197,303         $ 467,157
                                                             ===========================================================

                                                                    MFS
                                                                Mid-Cap            MFS            Putnam    SunAmerica
                                                                 Growth   Total Return   Growth: Voyager      Balanced
                                                              Portfolio      Portfolio         Portfolio     Portfolio
                                                              (Class 1)      (Class 1)         (Class 1)     (Class 1)
                                                             ---------------------------------------------------------
Investment income:
  Dividends                                                         $ 0      $ 754,519             $ 298     $ 523,544
                                                             ---------------------------------------------------------

Expenses:
  Charges for distribution, mortality and expense risk          (80,710)      (440,979)          (22,029)     (295,450)
                                                             ---------------------------------------------------------

Net investment income (loss)                                    (80,710)       313,540           (21,731)      228,094
                                                             ---------------------------------------------------------

Net realized gains (losses) from securities transactions:
  Proceeds from shares sold                                   1,295,313      3,132,373           345,243     3,739,887
  Cost of shares sold                                        (1,037,125)    (3,075,457)         (303,094)   (4,087,296)
                                                             ---------------------------------------------------------

Net realized gains (losses) from securities transactions        258,188         56,916            42,149      (347,409)
Realized gain distributions                                           0      1,056,162                 0             0
                                                             ---------------------------------------------------------

Net realized gains (losses)                                     258,188      1,113,078            42,149      (347,409)
                                                             ---------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
  Beginning of period                                         1,302,703        (23,446)          217,768    (2,558,044)
  End of period                                               1,148,915      1,482,116           248,350      (755,885)
                                                             ---------------------------------------------------------

Change in net unrealized appreciation
  (depreciation) of investments                                (153,788)     1,505,562            30,582     1,802,159
                                                             ---------------------------------------------------------

Increase (decrease) in net assets from operations              $ 23,690    $ 2,932,180          $ 51,000   $ 1,682,844
                                                             =========================================================

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                  (continued)

                                                                            Telecom     Worldwide   Aggressive
                                                             Technology     Utility   High Income       Growth
                                                              Portfolio   Portfolio     Portfolio    Portfolio
                                                              (Class 1)   (Class 1)     (Class 1)    (Class 2)
                                                             -------------------------------------------------
Investment income:
  Dividends                                                         $ 0   $ 147,396     $ 382,970          $ 0
                                                             --------------------------------------------------

Expenses:
  Charges for distribution, mortality and expense risk          (15,574)    (60,711)      (74,445)     (18,321)
                                                             -------------------------------------------------

Net investment income (loss)                                    (15,574)     86,685       308,525      (18,321)
                                                             -------------------------------------------------

Net realized gains (losses) from securities transactions:
  Proceeds from shares sold                                     767,744     915,567     1,289,183    1,329,313
  Cost of shares sold                                          (676,631)   (948,137)   (1,303,241)  (1,230,132)
                                                             -------------------------------------------------

Net realized gains (losses) from securities transactions         91,113     (32,570)      (14,058)      99,181
Realized gain distributions                                           0           0             0            0
                                                             -------------------------------------------------

Net realized gains (losses)                                      91,113     (32,570)      (14,058)      99,181
                                                             -------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
  Beginning of period                                           174,040    (456,580)     (124,245)     168,856
  End of period                                                  96,149     384,503       (39,418)     142,101
                                                             -------------------------------------------------

Change in net unrealized appreciation
  (depreciation) of investments                                 (77,891)    841,083        84,827      (26,755)
                                                             -------------------------------------------------

Increase (decrease) in net assets from operations              $ (2,352)  $ 895,198     $ 379,294     $ 54,105
                                                             =================================================

                                                               Alliance   Blue Chip          Cash    Corporate
                                                                 Growth      Growth    Management         Bond
                                                              Portfolio   Portfolio     Portfolio    Portfolio
                                                              (Class 2)   (Class 2)     (Class 2)    (Class 2)
                                                             -------------------------------------------------
Investment income:
  Dividends                                                         $ 0     $ 1,355      $ 96,306    $ 347,290
                                                             -------------------------------------------------

Expenses:
  Charges for distribution, mortality and expense risk          (72,094)    (23,549)      (68,142)    (128,736)
                                                             -------------------------------------------------

Net investment income (loss)                                    (72,094)    (22,194)       28,164      218,554
                                                             -------------------------------------------------

Net realized gains (losses) from securities transactions:
  Proceeds from shares sold                                   1,558,214     526,214     7,803,511    1,627,680
  Cost of shares sold                                        (1,287,113)   (460,031)   (7,712,197)  (1,596,215)
                                                             -------------------------------------------------

Net realized gains (losses) from securities transactions        271,101      66,183        91,314       31,465
Realized gain distributions                                           0           0             0            0
                                                             -------------------------------------------------

Net realized gains (losses)                                     271,101      66,183        91,314       31,465
                                                             -------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
  Beginning of period                                         1,112,333     231,623        28,300       82,712
  End of period                                                 852,525     240,385        34,280      164,813
                                                             -------------------------------------------------

Change in net unrealized appreciation
  (depreciation) of investments                                (259,808)      8,762         5,980       82,101
                                                             -------------------------------------------------

Increase (decrease) in net assets from operations             $ (60,801)   $ 52,751     $ 125,458    $ 332,120
                                                             =================================================

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                  (continued)

                                                                     Davis     "Dogs" of          Federated      Global
                                                             Venture Value   Wall Street   American Leaders        Bond
                                                                 Portfolio     Portfolio          Portfolio   Portfolio
                                                                 (Class 2)     (Class 2)          (Class 2)   (Class 2)
                                                             ----------------------------------------------------------
Investment income:
  Dividends                                                      $ 166,656      $ 46,558           $ 34,647   $ 204,453
                                                             ----------------------------------------------------------

Expenses:
  Charges for distribution, mortality and expense risk            (292,831)      (31,929)           (40,128)    (33,338)
                                                             ----------------------------------------------------------

Net investment income (loss)                                      (126,175)       14,629             (5,481)    171,115
                                                             ----------------------------------------------------------

Net realized gains (losses) from securities transactions:
  Proceeds from shares sold                                      3,429,240       701,355            692,278     564,940
  Cost of shares sold                                           (2,480,626)     (588,683)          (567,125)   (551,051)
                                                             ----------------------------------------------------------

Net realized gains (losses) from securities transactions           948,614       112,672            125,153      13,889
Realized gain distributions                                              0        33,167             26,796      42,953
                                                             ----------------------------------------------------------

Net realized gains (losses)                                        948,614       145,839            151,949      56,842
                                                             ----------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
  Beginning of period                                            5,219,939       211,515            445,895      77,705
  End of period                                                  6,801,690       425,092            641,308    (102,864)
                                                             ----------------------------------------------------------

Change in net unrealized appreciation
  (depreciation) of investments                                  1,581,751       213,577            195,413    (180,569)
                                                             ----------------------------------------------------------

Increase (decrease) in net assets from operations              $ 2,404,190     $ 374,045          $ 341,881    $ 47,388
                                                             ==========================================================

                                                                Global   Goldman Sachs      Growth-          Growth
                                                              Equities        Research       Income   Opportunities
                                                             Portfolio       Portfolio    Portfolio       Portfolio
                                                             (Class 2)       (Class 2)    (Class 2)       (Class 2)
                                                             ------------------------------------------------------
Investment income:
  Dividends                                                    $ 9,161           $ 784     $ 30,236             $ 0
                                                             ------------------------------------------------------

Expenses:
  Charges for distribution, mortality and expense risk         (17,797)         (6,971)     (80,573)        (10,915)
                                                             ------------------------------------------------------

Net investment income (loss)                                    (8,636)         (6,187)     (50,337)        (10,915)
                                                             ------------------------------------------------------

Net realized gains (losses) from securities transactions:
  Proceeds from shares sold                                    273,867         226,256    1,675,208         761,824
  Cost of shares sold                                         (203,852)       (183,655)  (1,337,740)       (676,492)
                                                             ------------------------------------------------------

Net realized gains (losses) from securities transactions        70,015          42,601      337,468          85,332
Realized gain distributions                                          0               0            0               0
                                                             ------------------------------------------------------

Net realized gains (losses)                                     70,015          42,601      337,468          85,332
                                                             ------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
  Beginning of period                                          250,762          68,686    1,175,170         102,737
  End of period                                                416,347          94,198    1,162,398          65,189
                                                             ------------------------------------------------------

Change in net unrealized appreciation
  (depreciation) of investments                                165,585          25,512      (12,772)        (37,548)
                                                             ------------------------------------------------------

Increase (decrease) in net assets from operations            $ 226,964        $ 61,926    $ 274,359        $ 36,869
                                                             ======================================================

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                  (continued)

                                                                          International   International               MFS
                                                             High-Yield     Diversified        Growth &     Massachusetts
                                                                   Bond        Equities          Income   Investors Trust
                                                              Portfolio       Portfolio       Portfolio         Portfolio
                                                              (Class 2)       (Class 2)       (Class 2)         (Class 2)
                                                             ------------------------------------------------------------
Investment income:
  Dividends                                                   $ 366,023         $ 8,863        $ 48,982          $ 13,221
                                                             ------------------------------------------------------------

Expenses:
  Charges for distribution, mortality and expense risk          (72,333)        (46,064)        (61,652)          (37,130)
                                                             ------------------------------------------------------------

Net investment income (loss)                                    293,690         (37,201)        (12,670)          (23,909)
                                                             ------------------------------------------------------------

Net realized gains (losses) from securities transactions:
  Proceeds from shares sold                                   2,025,055       1,448,790       1,004,413           701,391
  Cost of shares sold                                        (1,890,610)     (1,133,530)       (665,584)         (544,334)
                                                             ------------------------------------------------------------

Net realized gains (losses) from securities transactions        134,445         315,260         338,829           157,057
Realized gain distributions                                           0               0          50,558                 0
                                                             ------------------------------------------------------------

Net realized gains (losses)                                     134,445         315,260         389,387           157,057
                                                             ------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
  Beginning of period                                           148,893         544,938       1,169,099           523,887
  End of period                                                 288,642         849,793       1,697,005           644,901
                                                             ------------------------------------------------------------

Change in net unrealized appreciation
  (depreciation) of investments                                 139,749         304,855         527,906           121,014
                                                             ------------------------------------------------------------

Increase (decrease) in net assets from operations             $ 567,884       $ 582,914       $ 904,623         $ 254,162
                                                             ============================================================


                                                             MFS Mid-Cap            Putnam   SunAmerica
                                                                  Growth   Growth: Voyager     Balanced   Technology
                                                               Portfolio         Portfolio    Portfolio    Portfolio
                                                               (Class 2)         (Class 2)    (Class 2)    (Class 2)
                                                             -------------------------------------------------------
Investment income:
  Dividends                                                          $ 0               $ 0    $ 104,008          $ 0
                                                             -------------------------------------------------------

Expenses:
  Charges for distribution, mortality and expense risk           (41,874)           (4,101)     (63,688)      (5,134)
                                                             -------------------------------------------------------

Net investment income (loss)                                     (41,874)           (4,101)      40,320       (5,134)
                                                             -------------------------------------------------------

Net realized gains (losses) from securities transactions:
  Proceeds from shares sold                                    1,123,576            69,817    1,194,795       88,288
  Cost of shares sold                                           (980,693)          (63,267)  (1,106,727)     (83,573)
                                                             -------------------------------------------------------

Net realized gains (losses) from securities transactions         142,883             6,550       88,068        4,715
Realized gain distributions                                            0                 0            0            0
                                                             -------------------------------------------------------

Net realized gains (losses)                                      142,883             6,550       88,068        4,715
                                                             -------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
  Beginning of period                                            464,596            36,935      250,620       23,007
  End of period                                                  370,139            42,745      473,653       21,490
                                                             -------------------------------------------------------

Change in net unrealized appreciation
  (depreciation) of investments                                  (94,457)            5,810      223,033       (1,517)
                                                             -------------------------------------------------------

Increase (decrease) in net assets from operations                $ 6,552           $ 8,259    $ 351,421     $ (1,936)
                                                             =======================================================

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)

                                                  Telecom      Worldwide        Foreign        Marsico      MFS Total
                                                  Utility    High Income          Value         Growth         Return
                                                Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                                (Class 2)      (Class 2)      (Class 3)      (Class 3)      (Class 3)
                                              -----------    -----------    -----------    -----------    -----------
Investment income:
   Dividends                                  $    31,467    $    60,609    $   137,721    $         0    $   120,135
                                              -----------    -----------    -----------    -----------    -----------

Expenses:
   Charges for distribution, mortality
      and expense risk                            (14,027)       (12,031)      (212,474)       (26,085)       (83,181)
                                              -----------    -----------    -----------    -----------    -----------

Net investment income (loss)                       17,440         48,578        (74,753)       (26,085)        36,954
                                              -----------    -----------    -----------    -----------    -----------

Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      277,605        261,223      1,651,225        813,004      1,067,089
   Cost of shares sold                           (244,626)      (256,149)    (1,342,696)      (725,924)    (1,014,948)
                                              -----------    -----------    -----------    -----------    -----------

Net realized gains (losses) from securities
   transactions                                    32,979          5,074        308,529         87,080         52,141
Realized gain distributions                             0              0        199,984         98,141        186,634
                                              -----------    -----------    -----------    -----------    -----------

Net realized gains (losses)                        32,979          5,074        508,513        185,221        238,775
                                              -----------    -----------    -----------    -----------    -----------

Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                             39,808         13,834      1,366,128        241,562         95,829
   End of period                                  195,589         18,571      4,111,542        188,337        365,019
                                              -----------    -----------    -----------    -----------    -----------

Change in net unrealized appreciation
   (depreciation) of investments                  155,781          4,737      2,745,414        (53,225)       269,190
                                              -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets from
   operations                                 $   206,200    $    58,389    $ 3,179,174    $   105,911    $   544,919
                                              ===========    ===========    ===========    ===========    ===========

                                              Small & Mid                     Strategic
                                                Cap Value       Comstock         Growth
                                                Portfolio      Portfolio      Portfolio
                                                (Class 3)     (Class II)     (Class II)
                                              -----------    -----------    -----------
Investment income:
   Dividends                                  $     9,968    $   312,002    $         0
                                              -----------    -----------    -----------

Expenses:
   Charges for distribution, mortality
      and expense risk                           (207,188)      (409,071)       (24,282)
                                              -----------    -----------    -----------

Net investment income (loss)                     (197,220)       (97,069)       (24,282)
                                              -----------    -----------    -----------

Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                    2,556,135      3,941,135        338,778
   Cost of shares sold                         (2,277,580)    (3,590,413)      (293,529)
                                              -----------    -----------    -----------

Net realized gains (losses) from securities
   transactions                                   278,555        350,722         45,249
Realized gain distributions                       774,911      1,450,600              0
                                              -----------    -----------    -----------

Net realized gains (losses)                     1,053,466      1,801,322         45,249
                                              -----------    -----------    -----------

Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                            905,410      1,573,389        212,427
   End of period                                1,582,520      3,580,988        211,498
                                              -----------    -----------    -----------

Change in net unrealized appreciation
   (depreciation) of investments                  677,110      2,007,599           (929)
                                              -----------    -----------    -----------

Increase (decrease) in net assets from
   operations                                 $ 1,533,356    $ 3,711,852    $    20,038
                                              ===========    ===========    ===========

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)

                                                Growth and          Global                         Growth-          Growth
                                                    Income          Growth          Growth          Income      and Income
                                                 Portfolio            Fund            Fund            Fund       Portfolio
                                                (Class II)       (Class 2)       (Class 2)       (Class 2)      (Class VC)
                                              ------------    ------------    ------------    ------------    ------------
Investment income:
   Dividends                                  $    166,478    $    303,508    $    349,889    $  1,212,136    $    337,473
                                              ------------    ------------    ------------    ------------    ------------

Expenses:
   Charges for distribution, mortality
      and expense risk                            (300,373)       (526,294)       (635,495)     (1,085,205)       (361,617)
                                              ------------    ------------    ------------    ------------    ------------

Net investment income (loss)                      (133,895)       (222,786)       (285,606)        126,931         (24,144)
                                              ------------    ------------    ------------    ------------    ------------

Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     1,546,902       3,915,448       5,104,856       5,708,297       2,230,500
   Cost of shares sold                          (1,410,103)     (3,238,342)     (4,386,247)     (5,126,838)     (2,088,398)
                                              ------------    ------------    ------------    ------------    ------------

Net realized gains (losses) from securities
   transactions                                    136,799         677,106         718,609         581,459         142,102
Realized gain distributions                      1,105,792               0         257,217       1,670,747         904,322
                                              ------------    ------------    ------------    ------------    ------------

Net realized gains (losses)                      1,242,591         677,106         975,826       2,252,206       1,046,424
                                              ------------    ------------    ------------    ------------    ------------

Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                           1,462,067       3,729,594       5,934,421       4,704,240         148,072
   End of period                                 3,131,282       9,208,805       8,639,987      11,644,253       2,560,289
                                              ------------    ------------    ------------    ------------    ------------

Change in net unrealized appreciation
   (depreciation) of investments                 1,669,215       5,479,211       2,705,566       6,940,013       2,412,217
                                              ------------    ------------    ------------    ------------    ------------

Increase (decrease) in net assets from
   operations                                 $  2,777,911    $  5,933,531    $  3,395,786    $  9,319,150    $  3,434,497
                                              ============    ============    ============    ============    ============

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006

                                                                             Government
                                                  Asset         Capital             and                         Natural
                                             Allocation    Appreciation    Quality Bond          Growth       Resources
                                              Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                                              (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)
                                           ------------    ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)            $    694,308    $   (719,615)   $    608,081    $   (207,893)   $   (147,223)
   Net realized gains (losses)                  551,241       2,891,870         (96,891)      1,939,598       2,646,614
   Change in net unrealized appreciation
      (depreciation) of investments           2,422,155       2,624,023          (8,173)        704,088         703,388
                                           ------------    ------------    ------------    ------------    ------------
      Increase (decrease) in net assets
         from operations                      3,667,704       4,796,278         503,017       2,435,793       3,202,779
                                           ------------    ------------    ------------    ------------    ------------

From capital transactions:
   Net proceeds from units sold               2,777,307       3,969,785       1,799,017       1,015,972         482,053
   Cost of units redeemed                    (5,727,492)     (7,549,497)     (5,244,339)     (3,955,936)     (1,723,419)
   Net transfers                                429,486      (1,805,634)      1,434,253      (1,613,467)     (1,862,949)
                                           ------------    ------------    ------------    ------------    ------------
      Increase (decrease) in net assets
         from capital transactions           (2,520,699)     (5,385,346)     (2,011,069)     (4,553,431)     (3,104,315)
                                           ------------    ------------    ------------    ------------    ------------

Increase (decrease) in net assets             1,147,005        (589,068)     (1,508,052)     (2,117,638)         98,464
Net assets at beginning of period            39,449,685      51,970,715      29,337,870      23,674,703      15,569,419
                                           ------------    ------------    ------------    ------------    ------------
Net assets at end of period                $ 40,596,690    $ 51,381,647    $ 27,829,818    $ 21,557,065    $ 15,667,883
                                           ============    ============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                   117,106          95,063         115,331          32,004          10,665
   Units redeemed                              (240,098)       (180,533)       (323,966)       (123,502)        (38,197)
   Units transferred                             18,052         (44,309)         92,901         (50,115)        (44,341)
                                           ------------    ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding       (104,940)       (129,779)       (115,734)       (141,613)        (71,873)
Beginning units                               1,709,077       1,309,698       1,710,736         770,091         394,823
                                           ------------    ------------    ------------    ------------    ------------
Ending units                                  1,604,137       1,179,919       1,595,002         628,478         322,950
                                           ============    ============    ============    ============    ============

                                                                             Government
                                                  Asset         Capital             and
                                             Allocation    Appreciation    Quality Bond
                                              Portfolio       Portfolio       Portfolio
                                              (Class 2)       (Class 2)       (Class 2)
                                           ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)            $    223,590    $   (138,062)   $    283,404
   Net realized gains (losses)                  407,261         742,118        (151,681)
   Change in net unrealized appreciation
      (depreciation) of investments             668,818         193,444          78,291
                                           ------------    ------------    ------------
      Increase (decrease) in net assets
         from operations                      1,299,669         797,500         210,014
                                           ------------    ------------    ------------

From capital transactions:
   Net proceeds from units sold                 939,109         113,875         655,610
   Cost of units redeemed                    (1,985,559)     (1,677,146)     (2,507,726)
   Net transfers                                (77,160)       (454,960)       (164,837)
                                           ------------    ------------    ------------
      Increase (decrease) in net assets
         from capital transactions           (1,123,610)     (2,018,231)     (2,016,953)
                                           ------------    ------------    ------------

Increase (decrease) in net assets               176,059      (1,220,731)     (1,806,939)
Net assets at beginning of period            14,507,019       9,590,536      15,780,028
                                           ------------    ------------    ------------
Net assets at end of period                $ 14,683,078    $  8,369,805    $ 13,973,089
                                           ============    ============    ============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    39,700           2,709          38,531
   Units redeemed                               (84,064)        (41,011)       (147,302)
   Units transferred                             (3,346)        (11,098)         (9,942)
                                           ------------    ------------    ------------
Increase (decrease) in units outstanding        (47,710)        (49,400)       (118,713)
Beginning units                                 632,724         242,925         926,936
                                           ------------    ------------    ------------
Ending units                                    585,014         193,525         808,223
                                           ============    ============    ============

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)


                                                                Natural      Aggressive        Alliance       Blue Chip
                                                 Growth       Resources          Growth          Growth          Growth
                                              Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                                              (Class 2)       (Class 2)       (Class 1)       (Class 1)       (Class 1)
                                           ------------    ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)            $    (45,311)   $    (52,866)   $   (143,692)   $   (517,212)   $    (24,788)
   Net realized gains (losses)                  589,652         712,447       1,284,225      (1,439,375)         49,409
   Change in net unrealized appreciation
      (depreciation) of investments             (79,531)        361,089         (85,673)      1,413,411          56,401
                                           ------------    ------------    ------------    ------------    ------------
      Increase (decrease) in net assets
         from operations                        464,810       1,020,670       1,054,860        (543,176)         81,022
                                           ------------    ------------    ------------    ------------    ------------

From capital transactions:
   Net proceeds from units sold                 126,103         324,936         110,515         373,948          63,505
   Cost of units redeemed                      (480,110)       (624,804)     (1,470,044)     (6,373,171)       (182,912)
   Net transfers                               (374,988)       (277,673)     (1,473,383)     (4,014,170)       (194,596)
                                           ------------    ------------    ------------    ------------    ------------
      Increase (decrease) in net assets
         from capital transactions             (728,995)       (577,541)     (2,832,912)    (10,013,393)       (314,003)
                                           ------------    ------------    ------------    ------------    ------------

Increase (decrease) in net assets              (264,185)        443,129      (1,778,052)    (10,556,569)       (232,981)
Net assets at beginning of period             4,435,668       4,720,202      11,555,012      42,795,451       2,013,054
                                           ------------    ------------    ------------    ------------    ------------
Net assets at end of period                $  4,171,483    $  5,163,331    $  9,776,960    $ 32,238,882    $  1,780,073
                                           ============    ============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     3,962           7,214           7,069          12,568          10,413
   Units redeemed                               (15,027)        (13,752)        (90,012)       (196,875)        (30,107)
   Units transferred                            (11,540)         (6,690)        (94,091)       (124,428)        (32,639)
                                           ------------    ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding        (22,605)        (13,228)       (177,034)       (308,735)        (52,333)
Beginning units                                 145,188         120,369         732,451       1,281,217         333,366
                                           ------------    ------------    ------------    ------------    ------------
Ending units                                    122,583         107,141         555,417         972,482         281,033
                                           ============    ============    ============    ============    ============

                                                                                  Davis
                                                   Cash       Corporate         Venture
                                             Management            Bond           Value
                                              Portfolio       Portfolio       Portfolio
                                              (Class 1)       (Class 1)       (Class 1)
                                           ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)            $    210,820    $    593,542    $   (494,292)
   Net realized gains (losses)                  255,462          42,373       3,022,235
   Change in net unrealized appreciation
      (depreciation) of investments              38,111         214,404       9,443,133
                                           ------------    ------------    ------------
      Increase (decrease) in net assets
         from operations                        504,393         850,319      11,971,076
                                           ------------    ------------    ------------

From capital transactions:
   Net proceeds from units sold               1,805,774       2,852,644       4,390,958
   Cost of units redeemed                    (6,971,256)     (2,681,622)    (13,942,986)
   Net transfers                              5,784,369       1,015,242      (1,256,059)
                                           ------------    ------------    ------------
      Increase (decrease) in net assets
         from capital transactions              618,887       1,186,264     (10,808,087)
                                           ------------    ------------    ------------

Increase (decrease) in net assets             1,123,280       2,036,583       1,162,989
Net assets at beginning of period            13,754,080      19,171,741      95,671,801
                                           ------------    ------------    ------------
Net assets at end of period                $ 14,877,360    $ 21,208,324    $ 96,834,790
                                           ============    ============    ============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                   137,390         164,484         124,619
   Units redeemed                              (531,246)       (154,063)       (390,541)
   Units transferred                            446,420          57,531         (36,865)
                                           ------------    ------------    ------------
Increase (decrease) in units outstanding         52,564          67,952        (302,787)
Beginning units                               1,058,607       1,113,962       2,784,060
                                           ------------    ------------    ------------
Ending units                                  1,111,171       1,181,914       2,481,273
                                           ============    ============    ============


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)

                                                              Federated                                         Goldman
                                              "Dogs" of        American          Global          Global           Sachs
                                            Wall Street         Leaders            Bond        Equities        Research
                                              Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                                              (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)
                                           ------------    ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)            $     41,251    $     (2,655)   $    443,943    $    (56,971)   $    (12,890)
   Net realized gains (losses)                  230,053         770,625         140,125         808,289          32,595
   Change in net unrealized appreciation
      (depreciation) of investments             576,272       1,088,204        (457,198)      1,062,807         120,701
                                           ------------    ------------    ------------    ------------    ------------
      Increase (decrease) in net assets
         from operations                        847,576       1,856,174         126,870       1,814,125         140,406
                                           ------------    ------------    ------------    ------------    ------------

From capital transactions:
   Net proceeds from units sold                  34,162         350,302         735,975          95,821         202,177
   Cost of units redeemed                      (773,168)     (1,670,895)       (870,440)     (1,740,748)       (111,625)
   Net transfers                               (176,907)     (2,101,891)         43,153         353,305         214,759
                                           ------------    ------------    ------------    ------------    ------------
      Increase (decrease) in net assets
         from capital transactions             (915,913)     (3,422,484)        (91,312)     (1,291,622)        305,311
                                           ------------    ------------    ------------    ------------    ------------

Increase (decrease) in net assets               (68,337)     (1,566,310)         35,558         522,503         445,717
Net assets at beginning of period             4,872,471      14,719,671       5,740,029       8,886,211         933,780
                                           ------------    ------------    ------------    ------------    ------------
Net assets at end of period                $  4,804,134    $ 13,153,361    $  5,775,587    $  9,408,714    $  1,379,497
                                           ============    ============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     2,863          16,753          41,507           4,485          26,224
   Units redeemed                               (65,421)        (85,952)        (49,046)        (80,497)        (14,748)
   Units transferred                            (16,566)       (111,277)          2,181          16,469          26,051
                                           ------------    ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding        (79,124)       (180,476)         (5,358)        (59,543)         37,527
Beginning units                                 446,784         811,260         326,140         450,840         131,328
                                           ------------    ------------    ------------    ------------    ------------
Ending units                                    367,660         630,784         320,782         391,297         168,855
                                           ============    ============    ============    ============    ============

                                                Growth-          Growth      High-Yield
                                                 Income   Opportunities            Bond
                                              Portfolio       Portfolio       Portfolio
                                              (Class 1)       (Class 1)       (Class 1)
                                           ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)            $   (369,576)   $    (16,960)   $  1,015,445
   Net realized gains (losses)                  377,014          88,393         414,855
   Change in net unrealized appreciation
      (depreciation) of investments           2,279,785          (3,142)        613,694
                                           ------------    ------------    ------------
      Increase (decrease) in net assets
         from operations                      2,287,223          68,291       2,043,994
                                           ------------    ------------    ------------

From capital transactions:
   Net proceeds from units sold                 615,011          78,511       1,014,095
   Cost of units redeemed                    (6,962,276)       (307,059)     (2,197,100)
   Net transfers                             (4,662,227)        280,391         934,016
                                           ------------    ------------    ------------
      Increase (decrease) in net assets
         from capital transactions          (11,009,492)         51,843        (248,989)
                                           ------------    ------------    ------------

Increase (decrease) in net assets            (8,722,269)        120,134       1,795,005
Net assets at beginning of period            49,488,438         899,257      17,498,426
                                           ------------    ------------    ------------
Net assets at end of period                $ 40,766,169    $  1,019,391    $ 19,293,431
                                           ============    ============    ============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    20,249          14,811          51,006
   Units redeemed                              (231,043)        (54,499)       (111,641)
   Units transferred                           (155,462)         42,377          38,397
                                           ------------    ------------    ------------
Increase (decrease) in units outstanding       (366,256)          2,689         (22,238)
Beginning units                               1,653,919         177,352         938,109
                                           ------------    ------------    ------------
Ending units                                  1,287,663         180,041         915,871
                                           ============    ============    ============

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)

                                                                                                     MFS
                                           International   International                   Massachusetts            MFS
                                             Diversified        Growth &         Marsico       Investors         Mid-Cap
                                                Equities          Income          Growth           Trust          Growth
                                               Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                                               (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)
                                            ------------    ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)             $   (199,792)   $    (17,529)   $    (37,245)   $    (37,086)   $    (80,710)
   Net realized gains (losses)                   968,020         636,167         272,179         263,209         258,188
   Change in net unrealized appreciation
      (depreciation) of investments            2,836,167       2,208,954         (37,631)        241,034        (153,788)
                                            ------------    ------------    ------------    ------------    ------------
      Increase (decrease) in net assets
         from operations                       3,604,395       2,827,592         197,303         467,157          23,690
                                            ------------    ------------    ------------    ------------    ------------

From capital transactions:
   Net proceeds from units sold                  421,251         962,012         173,208          99,647         355,838
   Cost of units redeemed                     (2,385,589)     (1,218,684)       (288,415)       (534,751)       (652,937)
   Net transfers                                 443,461       1,826,183         589,794        (415,735)        (88,500)
                                            ------------    ------------    ------------    ------------    ------------
      Increase (decrease) in net assets
         from capital transactions            (1,520,877)      1,569,511         474,587        (850,839)       (385,599)
                                            ------------    ------------    ------------    ------------    ------------

Increase (decrease) in net assets              2,083,518       4,397,103         671,890        (383,682)       (361,909)
Net assets at beginning of period             17,524,558      10,511,534       2,468,324       4,690,439       5,443,436
                                            ------------    ------------    ------------    ------------    ------------

Net assets at end of period                 $ 19,608,076    $ 14,908,637    $  3,140,214    $  4,306,757    $  5,081,527
                                            ============    ============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     31,888          57,601          15,287           4,542          32,915
   Units redeemed                               (181,503)        (70,314)        (24,848)        (24,398)        (60,402)
   Units transferred                              32,843         105,544          50,573         (19,374)        (10,817)
                                            ------------    ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding        (116,772)         92,831          41,012         (39,230)        (38,304)
Beginning units                                1,463,527         695,392         216,259         222,659         505,207
                                            ------------    ------------    ------------    ------------    ------------
Ending units                                   1,346,755         788,223         257,271         183,429         466,903
                                            ============    ============    ============    ============    ============

                                                                 Putnam
                                                    MFS         Growth:      SunAmerica
                                           Total Return         Voyager        Balanced
                                              Portfolio       Portfolio       Portfolio
                                              (Class 1)       (Class 1)       (Class 1)
                                           ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)            $    313,540    $    (21,731)   $    228,094
   Net realized gains (losses)                1,113,078          42,149        (347,409)
   Change in net unrealized appreciation
      (depreciation) of investments           1,505,562          30,582       1,802,159
                                           ------------    ------------    ------------
      Increase (decrease) in net assets
         from operations                      2,932,180          51,000       1,682,844
                                           ------------    ------------    ------------

From capital transactions:
   Net proceeds from units sold               7,215,638          32,006         457,469
   Cost of units redeemed                    (3,762,499)       (113,098)     (2,978,998)
   Net transfers                              4,596,480           3,085        (171,737)
                                           ------------    ------------    ------------
      Increase (decrease) in net assets
         from capital transactions            8,049,619         (78,007)     (2,693,266)
                                           ------------    ------------    ------------

Increase (decrease) in net assets            10,981,799         (27,007)     (1,010,422)
Net assets at beginning of period            22,483,274       1,544,845      20,072,862
                                           ------------    ------------    ------------
Net assets at end of period                $ 33,465,073    $  1,517,838    $ 19,062,440
                                           ============    ============    ============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                   275,239           1,720          29,465
   Units redeemed                              (142,646)         (6,220)       (192,178)
   Units transferred                            175,637            (327)        (11,437)
                                           ------------    ------------    ------------
Increase (decrease) in units outstanding        308,230          (4,827)       (174,150)
Beginning units                                 883,403          84,707       1,336,687
                                           ------------    ------------    ------------
Ending units                                  1,191,633          79,880       1,162,537
                                           ============    ============    ============

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)

                                                              Telecom      Worldwide     Aggressive       Alliance      Blue Chip
                                            Technology        Utility    High Income         Growth         Growth         Growth
                                             Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                             (Class 1)      (Class 1)      (Class 1)      (Class 2)      (Class 2)      (Class 2)
                                           -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)            $   (15,574)   $    86,685    $   308,525    $   (18,321)   $   (72,094)   $   (22,194)
   Net realized gains (losses)                  91,113        (32,570)       (14,058)        99,181        271,101         66,183
   Change in net unrealized appreciation
      (depreciation) of investments            (77,891)       841,083         84,827        (26,755)      (259,808)         8,762
                                           -----------    -----------    -----------    -----------    -----------    -----------
      Increase (decrease) in net assets
         from operations                        (2,352)       895,198        379,294         54,105        (60,801)        52,751
                                           -----------    -----------    -----------    -----------    -----------    -----------

From capital transactions:
   Net proceeds from units sold                 21,153         71,184        505,462         37,846        163,357            100
   Cost of units redeemed                      (89,405)      (578,404)      (648,442)      (274,448)      (979,594)      (438,449)
   Net transfers                              (420,472)       282,654         68,763       (498,582)      (278,001)       (27,008)
                                           -----------    -----------    -----------    -----------    -----------    -----------
      Increase (decrease) in net assets
         from capital transactions            (488,724)      (224,566)       (74,217)      (735,184)    (1,094,238)      (465,357)
                                           -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets             (491,076)       670,632        305,077       (681,079)    (1,155,039)      (412,606)
Net assets at beginning of period            1,356,618      3,942,767      4,784,459      1,494,884      5,425,614      1,744,847
                                           -----------    -----------    -----------    -----------    -----------    -----------
Net assets at end of period                $   865,542    $ 4,613,399    $ 5,089,536    $   813,805    $ 4,270,575    $ 1,332,241
                                           ===========    ===========    ===========    ===========    ===========    ===========

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    8,531          5,567         23,048          2,310          4,960             17
   Units redeemed                              (37,389)       (43,500)       (29,189)       (16,977)       (30,652)       (73,924)
   Units transferred                          (173,274)        18,238          2,544        (34,153)        (8,111)        (4,625)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Increase (decrease) in units outstanding      (202,132)       (19,695)        (3,597)       (48,820)       (33,803)       (78,532)
Beginning units                                562,283        323,476        241,396         95,538        164,368        289,730
                                           -----------    -----------    -----------    -----------    -----------    -----------
Ending units                                   360,151        303,781        237,799         46,718        130,565        211,198
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                  Cash      Corporate
                                            Management           Bond
                                             Portfolio      Portfolio
                                             (Class 2)      (Class 2)
                                           -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)            $    28,164    $   218,554
   Net realized gains (losses)                  91,314         31,465
   Change in net unrealized appreciation
      (depreciation) of investments              5,980         82,101
                                           -----------    -----------
      Increase (decrease) in net assets
         from operations                       125,458        332,120
                                           -----------    -----------

From capital transactions:
   Net proceeds from units sold                327,329        101,156
   Cost of units redeemed                   (2,766,013)    (1,084,738)
   Net transfers                             1,959,322        384,843
                                           -----------    -----------
      Increase (decrease) in net assets
         from capital transactions            (479,362)      (598,739)
                                           -----------    -----------

Increase (decrease) in net assets             (353,904)      (266,619)
Net assets at beginning of period            3,886,999      8,445,958
                                           -----------    -----------
Net assets at end of period                $ 3,533,095    $ 8,179,339
                                           ===========    ===========

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                   24,998          5,911
   Units redeemed                             (212,152)       (62,509)
   Units transferred                           152,454         22,295
                                           -----------    -----------
Increase (decrease) in units outstanding       (34,700)       (34,303)
Beginning units                                301,237        494,041
                                           -----------    -----------
Ending units                                   266,537        459,738
                                           ===========    ===========

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)

                                                  Davis                       Federated
                                                Venture       "Dogs" of        American          Global          Global
                                                  Value     Wall Street         Leaders            Bond        Equities
                                              Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                                              (Class 2)       (Class 2)       (Class 2)       (Class 2)       (Class 2)
                                           ------------    ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)            $   (126,175)   $     14,629    $     (5,481)   $    171,115    $     (8,636)
   Net realized gains (losses)                  948,614         145,839         151,949          56,842          70,015
   Change in net unrealized appreciation
      (depreciation) of investments           1,581,751         213,577         195,413        (180,569)        165,585
                                           ------------    ------------    ------------    ------------    ------------
      Increase (decrease) in net assets
         from operations                      2,404,190         374,045         341,881          47,388         226,964
                                           ------------    ------------    ------------    ------------    ------------

From capital transactions:
   Net proceeds from units sold                 876,875          20,272           9,320         147,807          10,849
   Cost of units redeemed                    (2,774,956)       (254,685)       (365,522)       (321,907)       (192,541)
   Net transfers                                (32,112)       (299,437)        (57,855)        143,226         140,353
                                           ------------    ------------    ------------    ------------    ------------
      Increase (decrease) in net assets
         from capital transactions           (1,930,193)       (533,850)       (414,057)        (30,874)        (41,339)
                                           ------------    ------------    ------------    ------------    ------------

Increase (decrease) in net assets               473,997        (159,805)        (72,176)         16,514         185,625
Net assets at beginning of period            19,113,671       2,169,850       2,681,749       2,176,850       1,075,321
                                           ------------    ------------    ------------    ------------    ------------
Net assets at end of period                $ 19,587,668    $  2,010,045    $  2,609,573    $  2,193,364    $  1,260,946
                                           ============    ============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    24,455           1,645             454           8,400             496
   Units redeemed                               (77,825)        (21,232)        (19,452)        (18,170)         (9,127)
   Units transferred                               (518)        (25,531)         (3,624)          8,116           6,563
                                           ------------    ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding        (53,888)        (45,118)        (22,622)         (1,654)         (2,068)
Beginning units                                 560,861         200,070         148,901         124,612          54,947
                                           ------------    ------------    ------------    ------------    ------------
Ending units                                    506,973         154,952         126,279         122,958          52,879
                                           ============    ============    ============    ============    ============

                                                Goldman
                                                  Sachs         Growth-          Growth
                                               Research          Income   Opportunities
                                              Portfolio       Portfolio       Portfolio
                                              (Class 2)       (Class 2)       (Class 2)
                                           ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)            $     (6,187)   $    (50,337)   $    (10,915)
   Net realized gains (losses)                   42,601         337,468          85,332
   Change in net unrealized appreciation
      (depreciation) of investments              25,512         (12,772)        (37,548)
                                           ------------    ------------    ------------
      Increase (decrease) in net assets
         from operations                         61,926         274,359          36,869
                                           ------------    ------------    ------------

From capital transactions:
   Net proceeds from units sold                  50,310         155,895             903
   Cost of units redeemed                      (111,247)       (925,778)       (323,669)
   Net transfers                                 51,098        (586,100)        221,220
                                           ------------    ------------    ------------
      Increase (decrease) in net assets
         from capital transactions               (9,839)     (1,355,983)       (101,546)
                                           ------------    ------------    ------------

Increase (decrease) in net assets                52,087      (1,081,624)        (64,677)
Net assets at beginning of period               468,606       5,845,431         632,436
                                           ------------    ------------    ------------
Net assets at end of period                $    520,693    $  4,763,807    $    567,759
                                           ============    ============    ============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     6,185           5,201             156
   Units redeemed                               (14,105)        (31,006)        (58,741)
   Units transferred                              5,803         (19,202)         33,984
                                           ------------    ------------    ------------
Increase (decrease) in units outstanding         (2,117)        (45,007)        (24,601)
Beginning units                                  66,305         197,033         125,429
                                           ------------    ------------    ------------
Ending units                                     64,188         152,026         100,828
                                           ============    ============    ============

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)

                                                                                                MFS
                                                        International  International  Massachusetts            MFS         Putnam
                                            High-Yield    Diversified       Growth &      Investors        Mid-Cap        Growth:
                                                  Bond       Equities         Income          Trust         Growth        Voyager
                                             Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                             (Class 2)      (Class 2)      (Class 2)      (Class 2)      (Class 2)      (Class 2)
                                           -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)            $   293,690    $   (37,201)   $   (12,670)   $   (23,909)   $   (41,874)   $    (4,101)
   Net realized gains (losses)                 134,445        315,260        389,387        157,057        142,883          6,550
   Change in net unrealized appreciation
      (depreciation) of investments            139,749        304,855        527,906        121,014        (94,457)         5,810
                                           -----------    -----------    -----------    -----------    -----------    -----------
      Increase (decrease) in net assets
         from operations                       567,884        582,914        904,623        254,162          6,552          8,259
                                           -----------    -----------    -----------    -----------    -----------    -----------

From capital transactions:
   Net proceeds from units sold                237,009         75,381        155,710        135,280         90,901              0
   Cost of units redeemed                     (641,311)      (547,178)      (622,803)      (453,803)      (547,683)       (57,532)
   Net transfers                               173,424       (178,114)       160,914       (198,847)      (301,482)        (1,151)
                                           -----------    -----------    -----------    -----------    -----------    -----------
      Increase (decrease) in net assets
         from capital transactions            (230,878)      (649,911)      (306,179)      (517,370)      (758,264)       (58,683)
                                           -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets              337,006        (66,997)       598,444       (263,208)      (751,712)       (50,424)
Net assets at beginning of period            4,629,074      3,127,084      3,848,015      2,549,607      3,117,166        294,394
                                           -----------    -----------    -----------    -----------    -----------    -----------
Net assets at end of period                $ 4,966,080    $ 3,060,087    $ 4,446,459    $ 2,286,399    $ 2,365,454    $   243,970
                                           ===========    ===========    ===========    ===========    ===========    ===========

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                   12,205          5,782          9,422          6,089          8,461              0
   Units redeemed                              (32,584)       (41,621)       (37,263)       (20,643)       (51,864)        (3,246)
   Units transferred                             8,269        (15,118)         8,611         (9,109)       (28,835)           (64)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Increase (decrease) in units outstanding       (12,110)       (50,957)       (19,230)       (23,663)       (72,238)        (3,310)
Beginning units                                249,858        262,842        255,932        121,774        291,595         16,278
                                           -----------    -----------    -----------    -----------    -----------    -----------
Ending units                                   237,748        211,885        236,702         98,111        219,357         12,968
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                            SunAmerica
                                              Balanced     Technology
                                             Portfolio      Portfolio
                                             (Class 2)      (Class 2)
                                           -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)            $    40,320    $    (5,134)
   Net realized gains (losses)                  88,068          4,715
   Change in net unrealized appreciation
      (depreciation) of investments            223,033         (1,517)
                                           -----------    -----------
      Increase (decrease) in net assets
         from operations                       351,421         (1,936)
                                           -----------    -----------

From capital transactions:
   Net proceeds from units sold                111,093          1,642
   Cost of units redeemed                     (815,334)       (47,324)
   Net transfers                              (243,439)       (23,139)
                                           -----------    -----------
      Increase (decrease) in net assets
         from capital transactions            (947,680)       (68,821)
                                           -----------    -----------

Increase (decrease) in net assets             (596,259)       (70,757)
Net assets at beginning of period            4,555,353        376,715
                                           -----------    -----------
Net assets at end of period                $ 3,959,094    $   305,958
                                           ===========    ===========

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    7,249            716
   Units redeemed                              (53,698)       (19,194)
   Units transferred                           (15,549)       (10,335)
                                           -----------    -----------
Increase (decrease) in units outstanding       (61,998)       (28,813)
Beginning units                                305,635        157,276
                                           -----------    -----------
Ending units                                   243,637        128,463
                                           ===========    ===========

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)

                                                Telecom       Worldwide         Foreign         Marsico       MFS Total
                                                Utility     High Income           Value          Growth          Return
                                              Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                                              (Class 2)       (Class 2)       (Class 3)       (Class 3)       (Class 3)
                                           ------------    ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)            $     17,440    $     48,578    $    (74,753)   $    (26,085)   $     36,954
   Net realized gains (losses)                   32,979           5,074         508,513         185,221         238,775
   Change in net unrealized appreciation
      (depreciation) of investments             155,781           4,737       2,745,414         (53,225)        269,190
                                           ------------    ------------    ------------    ------------    ------------
      Increase (decrease) in net assets
         from operations                        206,200          58,389       3,179,174         105,911         544,919
                                           ------------    ------------    ------------    ------------    ------------

From capital transactions:
   Net proceeds from units sold                  37,656          18,424       1,459,067          45,935         924,719
   Cost of units redeemed                      (113,668)       (196,767)     (1,125,209)       (295,789)       (381,524)
   Net transfers                                171,756         123,099       1,513,029        (103,516)        459,476
                                           ------------    ------------    ------------    ------------    ------------
      Increase (decrease) in net assets
         from capital transactions               95,744         (55,244)      1,846,887        (353,370)      1,002,671
                                           ------------    ------------    ------------    ------------    ------------

Increase (decrease) in net assets               301,944           3,145       5,026,061        (247,459)      1,547,590
Net assets at beginning of period               865,440         790,901      11,494,446       1,973,376       4,654,789
                                           ------------    ------------    ------------    ------------    ------------
Net assets at end of period                $  1,167,384    $    794,046    $ 16,520,507    $  1,725,917    $  6,202,379
                                           ============    ============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     2,701             924          83,821           3,981          35,827
   Units redeemed                                (8,270)         (9,834)        (63,727)        (25,915)        (14,487)
   Units transferred                             11,594           6,141          87,220          (9,523)         17,651
                                           ------------    ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding          6,025          (2,769)        107,314         (31,457)         38,991
Beginning units                                  71,448          40,212         722,329         174,799         184,693
                                           ------------    ------------    ------------    ------------    ------------
Ending units                                     77,473          37,443         829,643         143,342         223,684
                                           ============    ============    ============    ============    ============

                                            Small & Mid                       Strategic
                                              Cap Value        Comstock          Growth
                                              Portfolio       Portfolio       Portfolio
                                              (Class 3)      (Class II)      (Class II)
                                           ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)            $   (197,220)   $    (97,069)   $    (24,282)
   Net realized gains (losses)                1,053,466       1,801,322          45,249
   Change in net unrealized appreciation
      (depreciation) of investments             677,110       2,007,599            (929)
                                           ------------    ------------    ------------
      Increase (decrease) in net assets
         from operations                      1,533,356       3,711,852          20,038
                                           ------------    ------------    ------------

From capital transactions:
   Net proceeds from units sold                 576,168       6,744,826         290,518
   Cost of units redeemed                      (658,865)     (3,365,347)        (92,155)
   Net transfers                                378,822       1,201,565          18,659
                                           ------------    ------------    ------------
      Increase (decrease) in net assets
         from capital transactions              296,125       4,581,044         217,022
                                           ------------    ------------    ------------

Increase (decrease) in net assets             1,829,481       8,292,896         237,060
Net assets at beginning of period            13,065,938      22,730,013       1,461,630
                                           ------------    ------------    ------------
Net assets at end of period                $ 14,895,419    $ 31,022,909    $  1,698,690
                                           ============    ============    ============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    33,544         526,673          30,597
   Units redeemed                               (37,985)       (265,033)         (9,442)
   Units transferred                             20,472          95,223           1,669
                                           ------------    ------------    ------------
Increase (decrease) in units outstanding         16,031         356,863          22,824
Beginning units                                 795,443       1,838,626         152,466
                                           ------------    ------------    ------------
Ending units                                    811,474       2,195,489         175,290
                                           ============    ============    ============

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)

                                             Growth and          Global                         Growth-          Growth
                                                 Income          Growth          Growth          Income      and Income
                                              Portfolio            Fund            Fund            Fund       Portfolio
                                             (Class II)       (Class 2)       (Class 2)       (Class 2)      (Class VC)
                                           ------------    ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)            $   (133,895)   $   (222,786)   $   (285,606)   $    126,931    $    (24,144)
   Net realized gains (losses)                1,242,591         677,106         975,826       2,252,206       1,046,424
   Change in net unrealized appreciation
      (depreciation) of investments           1,669,215       5,479,211       2,705,566       6,940,013       2,412,217
                                           ------------    ------------    ------------    ------------    ------------
      Increase (decrease) in net assets
         from operations                      2,777,911       5,933,531       3,395,786       9,319,150       3,434,497
                                           ------------    ------------    ------------    ------------    ------------

From capital transactions:
   Net proceeds from units sold               5,917,635       8,567,990       7,647,114      15,337,805       6,100,972
   Cost of units redeemed                    (1,976,507)     (4,070,962)     (4,156,673)     (7,536,452)     (2,540,709)
   Net transfers                              3,161,913       5,392,658       4,105,878       9,230,026       2,808,798
                                           ------------    ------------    ------------    ------------    ------------
      Increase (decrease) in net assets
         from capital transactions            7,103,041       9,889,686       7,596,319      17,031,379       6,369,061
                                           ------------    ------------    ------------    ------------    ------------

Increase (decrease) in net assets             9,880,952      15,823,217      10,992,105      26,350,529       9,803,558
Net assets at beginning of period            14,979,751      25,983,635      35,450,693      58,332,802      18,819,505
                                           ------------    ------------    ------------    ------------    ------------
Net assets at end of period                $ 24,860,703    $ 41,806,852    $ 46,442,798    $ 84,683,331    $ 28,623,063
                                           ============    ============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                   418,893         437,452         404,729         920,607         481,489
   Units redeemed                              (138,972)       (204,286)       (224,232)       (456,581)       (198,621)
   Units transferred                            221,719         272,537         213,818         549,514         217,776
                                           ------------    ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding        501,640         505,703         394,315       1,013,540         500,644
Beginning units                               1,107,524       1,418,479       1,906,814       3,627,119       1,580,507
                                           ------------    ------------    ------------    ------------    ------------
Ending units                                  1,609,164       1,924,182       2,301,129       4,640,659       2,081,151
                                           ============    ============    ============    ============    ============

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2005



                                                                                                       Government
                                                                            Asset         Capital             and
                                                                       Allocation    Appreciation    Quality Bond        Growth
                                                                        Portfolio       Portfolio       Portfolio     Portfolio
                                                                        (Class 1)       (Class 1)       (Class 1)     (Class 1)
                                                                      ----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                                         $590,672       $(628,097)       $682,786    $ (163,211)
    Net realized gains (losses)                                           351,892       2,659,985          (9,233)      534,622
    Change in net unrealized appreciation
        (depreciation) of investments                                     363,062       2,525,673        (358,824)      888,263
                                                                      ----------------------------------------------------------
        Increase (decrease) in net assets from operations               1,305,626       4,557,561         314,729     1,259,674
                                                                      ----------------------------------------------------------

From capital transactions:
    Net proceeds from units sold                                        1,730,012       3,711,880       1,961,715       584,464
    Cost of units redeemed                                             (5,100,212)     (8,395,790)     (4,774,784)   (3,364,199)
    Net transfers                                                         (45,151)     (3,351,177)         35,562    (1,601,552)
                                                                      ----------------------------------------------------------
        Increase (decrease) in net assets from capital transactions    (3,415,351)     (8,035,087)     (2,777,507)   (4,381,287)
                                                                      ----------------------------------------------------------

Increase (decrease) in net assets                                      (2,109,725)     (3,477,526)     (2,462,778)   (3,121,613)
Net assets at beginning of period                                      41,559,410      55,448,241      31,800,648     26,796,316
                                                                      ----------------------------------------------------------
Net assets at end of period                                           $39,449,685     $51,970,715     $29,337,870    $23,674,703
                                                                      ==========================================================

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
    Units sold                                                             77,017         100,195         115,071        20,004
    Units redeemed                                                       (227,607)       (232,534)       (279,624)     (114,621)
    Units transferred                                                      (1,813)        (94,128)            932       (54,903)
                                                                      ----------------------------------------------------------
Increase (decrease) in units outstanding                                 (152,403)       (226,467)       (163,621)     (149,520)
Beginning units                                                         1,861,480       1,536,165       1,874,357       919,611
                                                                      ----------------------------------------------------------
Ending units                                                            1,709,077       1,309,698       1,710,736       770,091
                                                                      ==========================================================

                                                                                                                     Government
                                                                          Natural           Asset        Capital            and
                                                                        Resources      Allocation   Appreciation   Quality Bond
                                                                        Portfolio       Portfolio      Portfolio      Portfolio
                                                                        (Class 1)       (Class 2)      (Class 2)      (Class 2)
                                                                      ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                                        $(132,960)      $193,986    $  (130,999)   $    341,969
    Net realized gains (losses)                                         1,925,299        281,272        478,981         (53,214)
    Change in net unrealized appreciation
        (depreciation) of investments                                   2,968,384        (14,789)       481,800        (139,564)
                                                                      ----------------------------------------------------------
        Increase (decrease) in net assets from operations
                                                                        4,760,723        460,469        829,782         149,191
                                                                      ----------------------------------------------------------
From capital transactions:
    Net proceeds from units sold                                          455,746        120,684        307,154         686,231
    Cost of units redeemed                                             (1,832,541)    (1,135,995)    (1,329,703)     (2,142,374)
    Net transfers                                                       1,536,416        429,426       (480,174)        559,037
                                                                      ----------------------------------------------------------
        Increase (decrease) in net assets from capital transactions
                                                                          159,621       (585,885)    (1,502,723)       (897,106)
                                                                      ---------------------------------------------------------
Increase (decrease) in net assets
Net assets at beginning of period                                       4,920,344       (125,416)      (672,941)       (747,915)
                                                                       10,649,075     14,632,435     10,263,477      16,527,943
Net assets at end of period                                           ----------------------------------------------------------
                                                                      $15,569,419    $14,507,019    $ 9,590,536    $ 15,780,028
                                                                      ==========================================================
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
    Units sold                                                             13,442          5,370          8,347          40,831
    Units redeemed                                                        (56,787)       (51,046)       (37,169)       (126,486)
    Units transferred                                                      49,593         19,602        (13,669)         33,003
                                                                      ----------------------------------------------------------
Increase (decrease) in units outstanding                                    6,248        (26,074)       (42,491)        (52,652)
Beginning units                                                           388,575        658,798        285,416         979,588
                                                                      ----------------------------------------------------------
Ending units                                                              394,823        632,724        242,925         926,936
                                                                      ==========================================================



                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                  (continued)


                                                                                        Natural       Aggressive        Alliance
                                                                           Growth     Resources           Growth          Growth
                                                                        Portfolio     Portfolio        Portfolio       Portfolio
                                                                        (Class 2)     (Class 2)        (Class 1)       (Class 1)
                                                                      ----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:                                                      $  (37,919)   $   (44,756)   $   (181,238)   $   (484,943)
    Net investment income (loss)                                         396,554        468,589       1,347,976      (3,675,250)
    Net realized gains (losses)
    Change in net unrealized appreciation                               (136,887)       993,287        (329,130)      9,652,755
        (depreciation) of investments                                 ----------------------------------------------------------

        Increase (decrease) in net assets from operations                221,748      1,417,120         837,608       5,492,562
                                                                      ----------------------------------------------------------

From capital transactions:                                               137,829         58,780          59,572         305,720
    Net proceeds from units sold                                        (617,727)      (349,473)     (1,633,259)     (6,374,184)
    Cost of units redeemed                                              (239,154)       466,448      (1,301,323)     (4,572,479)
    Net transfers                                                     ----------------------------------------------------------

        Increase (decrease) in net assets from capital transactions     (719,052)       175,755      (2,875,010)    (10,640,943)
                                                                      ----------------------------------------------------------

Increase (decrease) in net assets                                       (497,304)     1,592,875      (2,037,402)     (5,148,381)
Net assets at beginning of period                                      4,932,972      3,127,327      13,592,414      47,943,832
                                                                      ----------------------------------------------------------
Net assets at end of period                                           $4,435,668    $ 4,720,202    $ 11,555,012    $ 42,795,451
                                                                      ==========================================================

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:                                                  4,649          1,673           3,725           9,709
    Units sold                                                           (21,041)       (10,691)       (106,276)       (217,145)
    Units redeemed                                                        (8,489)        14,837         (87,709)       (160,037)
    Units transferred                                                 ----------------------------------------------------------

Increase (decrease) in units outstanding                                 (24,881)         5,819        (190,260)       (367,473)
Beginning units                                                          170,069        114,550         922,711       1,648,690
                                                                      ----------------------------------------------------------
Ending units                                                             145,188        120,369         732,451       1,281,217
                                                                      ==========================================================

                                                                                                                         Davis
                                                                        Blue Chip          Cash      Corporate         Venture
                                                                           Growth    Management           Bond           Value
                                                                        Portfolio     Portfolio      Portfolio       Portfolio
                                                                        (Class 1)     (Class 1)      (Class 1)       (Class 1)
                                                                      ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                                      $  (20,501)   $  (106,674)   $   569,889    $   (516,612)
    Net realized gains (losses)                                           52,136        129,576         65,657       1,945,887
    Change in net unrealized appreciation
        (depreciation) of investments                                    (14,837)       197,115       (567,032)      6,572,428
                                                                      ---------------------------------------------------------
        Increase (decrease) in net assets from operations                 16,798        220,017         68,514       8,001,703
                                                                      ---------------------------------------------------------

From capital transactions:
    Net proceeds from units sold                                         122,032      3,246,846      2,601,179       3,207,791
    Cost of units redeemed                                              (189,867)    (9,427,173)    (2,365,024)    (13,745,414)
    Net transfers                                                       (146,991)     3,474,317        667,708      (1,667,731)

                                                                      ---------------------------------------------------------
        Increase (decrease) in net assets from capital transactions     (214,826)    (2,706,010)       903,863     (12,205,354)
                                                                      =========================================================

Increase (decrease) in net assets                                       (198,028)    (2,485,993)       972,377      (4,203,651)
Net assets at beginning of period                                      2,211,082     16,240,073     18,199,364      99,875,452

                                                                      ---------------------------------------------------------
Net assets at end of period                                           $2,013,054    $13,754,080    $19,171,741    $ 95,671,801
                                                                      =========================================================

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
    Units sold                                                            21,224        251,983        151,863          96,183
    Units redeemed                                                       (32,484)      (729,841)      (138,045)       (425,307)
    Units transferred                                                    (24,761)       270,739         38,822         (52,956)


Increase (decrease) in units outstanding                                 (36,021)      (207,119)        52,640        (382,080)
Beginning units                                                          369,387      1,265,726      1,061,322       3,166,140

                                                                      ---------------------------------------------------------
Ending units                                                             333,366      1,058,607      1,113,962       2,784,060
                                                                      =========================================================

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (continued)


                                                                    "Dogs" of          Federated        Global         Global
                                                                  Wall Street   American Leaders          Bond       Equities
                                                                    Portfolio          Portfolio     Portfolio      Portfolio
                                                                    (Class 1)          (Class 1)     (Class 1)      (Class 1)
                                                                 ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)                                    $    49,111        $    (5,485)   $   95,721    $  (114,887)
 Net realized gains (losses)                                         204,907            407,611        87,842        740,211
 Change in net unrealized appreciation
    (depreciation) of investments                                   (534,363)            17,971       (26,191)       487,639
                                                                 ------------------------------------------------------------
    Increase (decrease) in net assets from operations               (280,345)           420,097       157,372      1,112,963
                                                                 ------------------------------------------------------------

From capital transactions:
 Net proceeds from units sold                                        202,752            454,371       785,101         62,918
 Cost of units redeemed                                             (778,949)        (2,485,597)     (854,718)    (1,814,667)
 Net transfers                                                      (761,891)        (1,619,023)      532,341       (905,638)
                                                                 ------------------------------------------------------------
    Increase (decrease) in net assets from capital transactions   (1,338,088)        (3,650,249)      462,724     (2,657,387)
                                                                 ------------------------------------------------------------

Increase (decrease) in net assets                                 (1,618,433)        (3,230,152)      620,096     (1,544,424)
Net assets at beginning of period                                  6,490,904         17,949,823     5,119,933     10,430,635
                                                                 ------------------------------------------------------------
Net assets at end of period                                      $ 4,872,471        $14,719,671    $5,740,029    $  8,886,211
                                                                 ============================================================

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                                           18,594             25,607        45,086          3,499
 Units redeemed                                                      (71,216)          (141,246)      (49,043)      (103,787)
 Units transferred                                                   (70,816)           (92,948)       30,450        (52,383)
                                                                 ------------------------------------------------------------
Increase (decrease) in units outstanding                            (123,438)          (208,587)       26,493       (152,671)
Beginning units                                                      570,222          1,019,847       299,647        603,511
                                                                 ------------------------------------------------------------
Ending units                                                         446,784            811,260       326,140        450,840
                                                                 ============================================================


                                                                      Goldman
                                                                        Sachs         Growth-          Growth     High-Yield
                                                                     Research          Income   Opportunities           Bond
                                                                    Portfolio       Portfolio       Portfolio      Portfolio
                                                                    (Class 1)       (Class 1)       (Class 1)      (Class 1)
                                                                  ----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)                                     $  (10,422)    $  (510,593)     $  (11,907)   $ 1,194,971
 Net realized gains (losses)                                          58,354        (792,147)         34,108      1,003,687
 Change in net unrealized appreciation
    (depreciation) of investments                                    (42,571)      3,775,321          25,258     (1,035,080)
                                                                  ----------------------------------------------------------
    Increase (decrease) in net assets from operations                  5,361       2,472,581          47,459      1,163,578
                                                                  ----------------------------------------------------------

From capital transactions:
 Net proceeds from units sold                                         90,768         761,050          23,973      1,106,681
 Cost of units redeemed                                              (87,169)     (7,521,503)       (131,051)    (1,752,702)
 Net transfers                                                      (458,427)     (5,730,234)        141,779     (1,313,031)
                                                                  ----------------------------------------------------------
    Increase (decrease) in net assets from capital transaction      (454,828)    (12,490,687)         34,701     (1,959,052)
                                                                  ----------------------------------------------------------

Increase (decrease) in net assets                                   (449,467)    (10,018,106)         82,160       (795,474)
Net assets at beginning of period                                  1,383,247      59,506,544         817,097     18,293,900
                                                                  ----------------------------------------------------------
Net assets at end of period                                       $  933,780    $ 49,488,438      $  899,257    $17,498,426
                                                                  ==========================================================

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                                           13,466          27,215           5,030         61,373
 Units redeemed                                                      (12,755)       (270,185)        (27,384)       (98,504)
 Units transferred                                                   (67,765)       (202,842)         28,929        (76,334)
                                                                  ----------------------------------------------------------
Increase (decrease) in units outstanding                             (67,054)       (445,812)          6,575       (113,465)
Beginning units                                                      198,382       2,099,731         170,777      1,051,574
                                                                  ----------------------------------------------------------
Ending units                                                         131,328       1,653,919         177,352        938,109
                                                                  ==========================================================


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                  (continued)

                                                                  International   International                            MFS
                                                                    Diversified        Growth &      Marsico     Massachusetts
                                                                       Equities          Income       Growth   Investors Trust
                                                                      Portfolio       Portfolio    Portfolio         Portfolio
                                                                      (Class 1)       (Class 1)    (Class 1)         (Class 1)
                                                                  --------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:

 Net investment income (loss)                                      $    (16,005)    $   (64,999)  $  (27,710)     $    (39,564)
 Net realized gains (losses)                                          1,505,415         346,982       44,917           218,420
 Change in net unrealized appreciation
    (depreciation) of investments                                       382,605         889,330      177,350            81,179
                                                                  -------------------------------------------------------------
    Increase (decrease) in net assets from operations                 1,872,015       1,171,313      194,557           260,035
                                                                  -------------------------------------------------------------

From capital transactions:
 Net proceeds from units sold                                           448,593         383,756       49,562            43,145
 Cost of units redeemed                                              (5,273,776)       (761,077)    (273,612)         (706,160)
 Net transfers                                                       (1,102,000)       (244,894)   1,174,854          (573,392)
                                                                  -------------------------------------------------------------
    Increase (decrease) in net assets from capital transactions      (5,927,183)       (622,215)     950,804        (1,236,407)
                                                                  -------------------------------------------------------------

Increase (decrease) in net assets                                    (4,055,168)        549,098    1,145,361          (976,372)
Net assets at beginning of period                                    21,579,726       9,962,436    1,322,963         5,666,811
                                                                  -------------------------------------------------------------
Net assets at end of period                                        $ 17,524,558     $10,511,534   $2,468,324      $  4,690,439
                                                                  =============================================================

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                                              41,476          27,380        4,374             2,117
 Units redeemed                                                        (495,486)        (55,405)     (25,436)          (35,355)
 Units transferred                                                     (101,990)        (18,470)      110,932          (29,500)
                                                                  -------------------------------------------------------------
Increase (decrease) in units outstanding                               (556,000)        (46,495)       89,870          (62,738)
Beginning units                                                       2,019,527         741,887      126,389           285,397
                                                                  -------------------------------------------------------------
Ending units                                                          1,463,527         695,392      216,259           222,659
                                                                  =============================================================


                                                                           MFS
                                                                       Mid-Cap              MFS             Putnam    SunAmerica
                                                                        Growth     Total Return    Growth: Voyager      Balanced
                                                                     Portfolio        Portfolio          Portfolio     Portfolio
                                                                     (Class 1)        (Class 1)          (Class 1)     (Class 1)
                                                                  --------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)                                     $   (88,111)     $   175,695         $  (15,726)   $  180,910
 Net realized gains (losses)                                          596,479          924,657             42,312      (665,521)
 Change in net unrealized appreciation
    (depreciation) of investments                                    (518,695)        (795,480)            31,257       500,849
                                                                  --------------------------------------------------------------
    Increase (decrease) in net assets from operations                 (10,327)         304,872             57,843        16,238
                                                                  --------------------------------------------------------------

From capital transactions:
 Net proceeds from units sold                                         203,892        8,502,518             59,868       785,276
 Cost of units redeemed                                              (931,778)      (1,648,630)          (243,368)   (3,233,699)
 Net transfers                                                       (955,599)       5,700,155           (160,781)   (1,461,662)
                                                                  --------------------------------------------------------------
    Increase (decrease) in net assets from capital transactions    (1,683,485)      12,554,043           (344,281)   (3,910,085)
                                                                  --------------------------------------------------------------

Increase (decrease) in net assets                                  (1,693,812)      12,858,915           (286,438)   (3,893,847)
Net assets at beginning of period                                   7,137,248        9,624,359          1,831,283    23,966,709
                                                                  --------------------------------------------------------------
Net assets at end of period                                       $ 5,443,436      $22,483,274         $1,544,845   $20,072,862
                                                                  ==============================================================

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                                            19,464          338,513              3,334        52,679
 Units redeemed                                                       (91,884)         (65,630)           (14,214)     (218,353)
 Units transferred                                                    (95,595)         226,787             (9,280)      (99,315)
                                                                  --------------------------------------------------------------
Increase (decrease) in units outstanding                             (168,015)         499,670            (20,160)     (264,989)
Beginning units                                                       673,222          383,733            104,867     1,601,676
                                                                  --------------------------------------------------------------
Ending units                                                          505,207          883,403             84,707     1,336,687
                                                                  ==============================================================


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (continued)



                                                                                    Telecom     Worldwide    Aggressive
                                                                   Technology       Utility   High Income        Growth
                                                                    Portfolio     Portfolio     Portfolio     Portfolio
                                                                    (Class 1)     (Class 1)     (Class 1)     (Class 2)
                                                                  -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)                                       $(17,498)   $  109,298    $  287,456    $  (13,720)
 Net realized gains (losses)                                          55,866      (166,559)       (7,694)       79,102
 Change in net unrealized appreciation
    (depreciation) of investments                                    (72,922)      259,746      (28,853)       (12,084)
                                                                  -----------------------------------------------------
    Increase (decrease) in net assets from operations                (34,554)      202,485       250,909        53,298
                                                                  -----------------------------------------------------

From capital transactions:
 Net proceeds from units sold                                         57,769        14,317       672,546       708,555
 Cost of units redeemed                                             (220,691)     (507,320)     (587,548)     (218,230)
 Net transfers                                                       274,663      (491,117)      194,685       (13,236)
                                                                  -----------------------------------------------------
    Increase (decrease) in net assets from capital transactions      111,741      (984,120)      279,683       477,089
                                                                  -----------------------------------------------------

Increase (decrease) in net assets                                     77,187      (781,635)      530,592       530,387
Net assets at beginning of period                                  1,279,431     4,724,402     4,253,867       964,497
                                                                  -----------------------------------------------------
Net assets at end of period                                       $1,356,618    $3,942,767    $4,784,459    $1,494,884
                                                                  =====================================================

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                                           23,881         1,247        35,367        45,191
 Units redeemed                                                      (95,888)      (42,804)      (30,592)      (14,246)
 Units transferred                                                   113,090       (41,596)        9,802        (1,360)
                                                                   ----------------------------------------------------
Increase (decrease) in units outstanding                              41,083       (83,153)       14,577        29,585
Beginning units                                                      521,200       406,629       226,819        65,953
                                                                  -----------------------------------------------------
Ending units                                                         562,283       323,476       241,396        95,538
                                                                  =====================================================


                                                                      Alliance     Blue Chip          Cash     Corporate
                                                                        Growth        Growth    Management          Bond
                                                                     Portfolio     Portfolio     Portfolio     Portfolio
                                                                     (Class 2)     (Class 2)     (Class 2)     (Class 2)
                                                                  ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)                                        $(71,268)     $(20,568)     $(31,993)    $ 240,716
 Net realized gains (losses)                                          261,159        27,823        54,149        42,805
 Change in net unrealized appreciation
    (depreciation) of investments                                     546,093        (4,550)       33,909      (263,430)
                                                                  ------------------------------------------------------
    Increase (decrease) in net assets from operations                 735,984         2,705        56,065        20,091
                                                                  ------------------------------------------------------

From capital transactions:
 Net proceeds from units sold                                          83,144         4,897       987,442       359,145
 Cost of units redeemed                                            (1,002,375)     (236,108)   (3,774,497)     (850,111)
 Net transfers                                                       (259,756)      (57,667)    1,906,698         8,599
                                                                  ------------------------------------------------------
    Increase (decrease) in net assets from capital transactions    (1,178,987)     (288,878)     (880,357)     (482,367)
                                                                  ------------------------------------------------------

Increase (decrease) in net assets                                    (443,003)     (286,173)     (824,292)     (462,276)
Net assets at beginning of period                                    5,868,617    2,031,020     4,711,291     8,908,234
                                                                  ------------------------------------------------------
Net assets at end of period                                       $ 5,425,614    $1,744,847    $3,886,999    $8,445,958
                                                                  ======================================================

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                                             2,771           844        76,922        21,135
 Units redeemed                                                       (33,849)      (41,016)     (294,666)      (49,765)
 Units transferred                                                     (8,524)      (10,166)      150,067           534
                                                                  ------------------------------------------------------
Increase (decrease) in units outstanding                              (39,602)      (50,338)      (67,677)      (28,096)
Beginning units                                                       203,970       340,068       368,914       522,137
                                                                  ------------------------------------------------------
Ending units                                                          164,368       289,730       301,237       494,041
                                                                  ======================================================

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                  (continued)



                                                                          Davis     "Dogs" of          Federated        Global
                                                                  Venture Value   Wall Street   American Leaders          Bond
                                                                      Portfolio     Portfolio          Portfolio     Portfolio
                                                                      (Class 2)     (Class 2)          (Class 2)     (Class 2)
                                                                  ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)                                      $  (135,065)   $   17,388          $  (8,695)    $  30,989
 Net realized gains (losses)                                           850,736        57,367            186,558        29,299
 Change in net unrealized appreciation
    (depreciation) of investments                                      866,401      (191,602)          (104,001)       (1,508)
                                                                  ------------------------------------------------------------
    Increase (decrease) in net assets from operations                1,582,072      (116,847)            73,862        58,780
                                                                  ------------------------------------------------------------

From capital transactions:
 Net proceeds from units sold                                          595,092        50,207            262,025        42,329
 Cost of units redeemed                                             (2,399,907)     (238,249)          (641,312)     (140,670)
 Net transfers                                                        (478,606)     (177,776)          (302,189)       19,915
                                                                  ------------------------------------------------------------
    Increase (decrease) in net assets from capital transactions     (2,283,421)     (365,818)          (681,476)      (78,426)
                                                                  ------------------------------------------------------------

Increase (decrease) in net assets                                     (701,349)     (482,665)          (607,614)      (19,646)
Net assets at beginning of period                                   19,815,020     2,652,515          3,289,363     2,196,496
                                                                  ------------------------------------------------------------
Net assets at end of period                                        $19,113,671    $2,169,850         $2,681,749    $2,176,850
                                                                  ============================================================

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                                             18,315         4,568             14,547         2,431
 Units redeemed                                                        (74,595)      (21,940)           (36,572)       (8,118)
 Units transferred                                                     (15,258)      (16,503)           (17,109)          931
                                                                  ------------------------------------------------------------
Increase (decrease) in units outstanding                               (71,538)      (33,875)           (39,134)       (4,756)
Beginning units                                                        632,399       233,945            188,035       129,368
                                                                  ------------------------------------------------------------
Ending units                                                           560,861       200,070            148,901       124,612
                                                                  ============================================================


                                                                       Global   Goldman Sachs         Growth-          Growth
                                                                     Equities        Research          Income   Opportunities
                                                                    Portfolio       Portfolio       Portfolio       Portfolio
                                                                    (Class 2)       (Class 2)       (Class 2)       (Class 2)
                                                                  -----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)                                       $(13,085)         $(6,521)      $(69,195)       $(10,756)
 Net realized gains (losses)                                          27,147           31,666        222,736          26,586
 Change in net unrealized appreciation
    (depreciation) of investments                                    108,349          (25,009)       138,955          15,142
                                                                  ----------------------------------------------------------
    Increase (decrease) in net assets from operations                122,411              136        292,496          30,972
                                                                  ----------------------------------------------------------

From capital transactions:
 Net proceeds from units sold                                         14,877              900        126,793           1,774
 Cost of units redeemed                                              (96,392)        (133,974)      (987,672)       (168,453)
 Net transfers                                                        44,830         (163,436)      (377,271)        (28,998)
                                                                  ----------------------------------------------------------
    Increase (decrease) in net assets from capital transactions      (36,685)        (296,510)    (1,238,150)       (195,677)
                                                                  ----------------------------------------------------------

Increase (decrease) in net assets                                     85,726         (296,374)      (945,654)       (164,705)
Net assets at beginning of period                                    989,595          764,980      6,791,085         797,141
                                                                  ----------------------------------------------------------
Net assets at end of period                                       $1,075,321        $468,606      $5,845,431        $632,436
                                                                  ==========================================================

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                                              852              129          4,434             319
 Units redeemed                                                       (5,487)         (19,736)       (35,337)        (36,311)
 Units transferred                                                     2,048          (24,354)       (13,388)         (6,076)
                                                                  ----------------------------------------------------------
Increase (decrease) in units outstanding                              (2,587)         (43,961)       (44,291)        (42,068)
Beginning units                                                       57,534          110,266        241,324         167,497
                                                                  ----------------------------------------------------------
Ending units                                                          54,947           66,305        197,033         125,429
                                                                  ==========================================================


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (continued)



                                                                                International   International               MFS
                                                                   High-Yield     Diversified        Growth &     Massachusetts
                                                                         Bond        Equities          Income   Investors Trust
                                                                    Portfolio       Portfolio       Portfolio         Portfolio
                                                                    (Class 2)       (Class 2)       (Class 2)         (Class 2)
                                                                  --------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:

  Net investment income (loss)                                    $  314,587         $(6,910)       $(28,429)         $(28,853)
  Net realized gains (losses)                                        363,319         168,069         158,731           205,786
  Change in net unrealized appreciation
    (depreciation) of investments                                   (325,155)        169,086         299,329           (19,731)
                                                                  --------------------------------------------------------------
    Increase (decrease) in net assets from operations                352,751         330,245         429,631           157,202
                                                                  --------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                                        76,376         164,971         143,277            83,460
  Cost of units redeemed                                            (405,457)       (351,797)       (312,904)         (553,461)
  Net transfers                                                     (833,361)       (311,566)          51,631         (485,187)
                                                                  --------------------------------------------------------------
    Increase (decrease) in net assets from capital transactions    1,162,442)       (498,392)       (117,996)         (955,188)
                                                                  --------------------------------------------------------------

Increase (decrease) in net assets                                   (809,691)       (168,147)        311,635          (797,986)
Net assets at beginning of period                                  5,438,765       3,295,231       3,536,380         3,347,593
                                                                  --------------------------------------------------------------
Net assets at end of period                                       $4,629,074      $3,127,084      $3,848,015        $2,549,607
                                                                  ==============================================================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                                           4,296          14,777          10,261             4,002
  Units redeemed                                                     (23,160)        (31,874)        (22,691)          (27,500)
  Units transferred                                                  (45,626)        (29,943)          4,041           (24,049)
                                                                  --------------------------------------------------------------
Increase (decrease) in units outstanding                             (64,490)        (47,040)         (8,389)          (47,547)
Beginning units                                                      314,348         309,882         264,321           169,321
                                                                  --------------------------------------------------------------
Ending units                                                         249,858         262,842         255,932           121,774
                                                                  ==============================================================


                                                                  MFS Mid-Cap            Putnam   SunAmerica
                                                                       Growth   Growth: Voyager     Balanced   Technology
                                                                    Portfolio         Portfolio    Portfolio    Portfolio
                                                                    (Class 2)         (Class 2)    (Class 2)    (Class 2)
                                                                  --------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                      $(50,629)          $(4,093)     $33,431      $(6,789)
  Net realized gains (losses)                                         70,799            17,658       51,744        4,034
  Change in net unrealized appreciation
    (depreciation) of investments                                     (1,186)           (7,781)     (87,079)      (9,903)
                                                                  --------------------------------------------------------
    Increase (decrease) in net assets from operations                 18,984             5,784      (1,904)      (12,658)
                                                                  --------------------------------------------------------

From capital transactions:
Net proceeds from units sold                                          79,085            40,497      121,327       10,078
Cost of units redeemed                                              (507,762)         (161,451)    (522,369)    (102,100)
Net transfers                                                       (145,416)          (66,820)    (257,582)     (24,785)
                                                                  --------------------------------------------------------
    Increase (decrease) in net assets from capital transactions     (574,093)         (187,774)    (658,624)    (116,807)
                                                                  --------------------------------------------------------

Increase (decrease) in net assets                                   (555,109)         (181,990)    (660,528)    (129,465)
Net assets at beginning of period                                  3,672,275           476,384    5,215,881      506,180
                                                                  --------------------------------------------------------
Net assets at end of period                                       $3,117,166          $294,394   $4,555,353     $376,715
                                                                  ========================================================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                                           7,557             2,276        8,312        4,255
  Units redeemed                                                     (49,608)           (9,563)     (35,851)     (43,923)
  Units transferred                                                  (14,882)           (3,917)     (17,500)     (10,584)
                                                                  --------------------------------------------------------
Increase (decrease) in units outstanding                             (56,933)          (11,204)     (45,039)     (50,252)
Beginning units                                                      348,528            27,482      350,674      207,528
                                                                  --------------------------------------------------------
Ending units                                                         291,595            16,278      305,635      157,276
                                                                  ========================================================


                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (continued)



                                                                     Telecom     Worldwide       Foreign      Marsico
                                                                     Utility   High Income         Value       Growth
                                                                   Portfolio     Portfolio     Portfolio    Portfolio
                                                                   (Class 2)     (Class 2)     (Class 3)    (Class 3)
                                                                  ---------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:

  Net investment income (loss)                                   $   23,067       $47,029    $ (144,500)   $ (20,604)
  Net realized gains (losses)                                        47,021         4,469       109,927       32,257
  Change in net unrealized appreciation
    (depreciation) of investments                                   (11,813)      (13,213)      891,211      118,929
                                                                  ---------------------------------------------------
    Increase (decrease) in net assets from operations                58,275        38,285       856,638      130,582
                                                                  ---------------------------------------------------

From capital transactions:
  Net proceeds from units sold                                       71,245        38,638     1,116,222      202,672
  Cost of units redeemed                                            (86,552)      (19,556)     (483,608)    (168,404)
  Net transfers                                                    (546,746)       27,951     2,221,371      814,760
                                                                  ---------------------------------------------------
    Increase (decrease) in net assets from capital transactions    (562,053)       47,033     2,853,985      849,028
                                                                  ---------------------------------------------------

Increase (decrease) in net assets                                  (503,778)       85,318     3,710,623      979,610
Net assets at beginning of period                                 1,369,218       705,583     7,783,823      993,766
                                                                  ---------------------------------------------------
Net assets at end of period                                      $  865,440      $790,901   $11,494,446   $1,973,376
                                                                  ===================================================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                                          5,859         2,019        73,666       19,444
  Units redeemed                                                     (7,212)       (1,028)      (31,888)     (16,351)
  Units transferred                                                 (45,556)        1,368       150,968       75,970
                                                                  ---------------------------------------------------
Increase (decrease) in units outstanding                            (46,909)        2,359       192,746       79,063
Beginning units                                                     118,357        37,853       529,583       95,736
                                                                  ---------------------------------------------------
Ending units                                                         71,448        40,212       722,329      174,799
                                                                  ===================================================


                                                                     MFS Total    Small & Mid                    Strategic
                                                                        Return      Cap Value       Comstock        Growth
                                                                     Portfolio      Portfolio      Portfolio     Portfolio
                                                                     (Class 3)      (Class 3)     (Class II)    (Class II)
                                                                  --------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                    $    20,163    $  (180,575)   $  (123,896)   $  (23,144)
  Net realized gains (losses)                                         213,256         63,303        531,451       122,817
  Change in net unrealized appreciation
    (depreciation) of investments                                    (176,523)       593,695        212,223       (22,250)
                                                                  --------------------------------------------------------
    Increase (decrease) in net assets from operations                  56,896        476,423        619,778        77,423
                                                                  --------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                                        218,957        907,582      7,685,262       158,978
  Cost of units redeemed                                             (141,735)      (924,025)    (1,479,638)     (116,858)
  Net transfers                                                     1,038,795      1,581,216      5,281,415      (470,545)
                                                                  --------------------------------------------------------
    Increase (decrease) in net assets from capital transactions     1,116,017      1,564,773     11,487,039      (428,425)
                                                                  --------------------------------------------------------

Increase (decrease) in net assets                                   1,172,913      2,041,196     12,106,817      (351,002)
Net assets at beginning of period                                   3,481,876     11,024,742     10,623,196     1,812,632
                                                                  --------------------------------------------------------
Net assets at end of period                                       $ 4,654,789    $13,065,938    $22,730,013    $1,461,630
                                                                  ========================================================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                                            8,723         58,952        639,355        16,603
  Units redeemed                                                       (5,693)       (59,798)      (123,673)      (13,150)
  Units transferred                                                    41,916         97,080        441,762       (51,395)
                                                                  --------------------------------------------------------
Increase (decrease) in units outstanding                               44,946         96,234        957,444       (47,942)
Beginning units                                                       139,747        699,209        881,182       200,408
                                                                  --------------------------------------------------------
Ending units                                                          184,693        795,443      1,838,626       152,466
                                                                  ========================================================


                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (continued)



                                              Growth and         Global                       Growth-         Growth
                                                  Income         Growth         Growth         Income     and Income
                                               Portfolio           Fund           Fund           Fund      Portfolio
                                              (Class II)      (Class 2)      (Class 2)      (Class 2)     (Class VC)
                                            ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)                  $(84,641)     $(163,146)     $(189,881)   $     7,873    $   (37,173)
 Net realized gains (losses)                    323,764        116,316        253,688        365,710      1,128,403
 Change in net unrealized appreciation
    (depreciation) of investments               619,910      2,667,105      3,841,592      1,895,205       (670,619)
                                            ------------------------------------------------------------------------
    Increase (decrease) in net assets from
     operations                                 859,033      2,620,275      3,905,399      2,268,788        420,611
                                            ------------------------------------------------------------------------

From capital transactions:
 Net proceeds from units sold                 5,304,463      6,583,324      6,749,208     18,498,985      6,615,859
 Cost of units redeemed                      (1,121,175)    (1,253,800)    (2,680,557)    (3,924,175)    (1,011,181)
 Net transfers                                2,912,991      4,723,783      7,284,963      6,695,536      2,095,204
                                            ------------------------------------------------------------------------
    Increase (decrease) in net assets
     from capital transactions                7,096,279     10,053,307     11,353,614     21,270,346      7,699,882
                                            ------------------------------------------------------------------------

Increase (decrease) in net assets             7,955,312     12,673,582     15,259,013     23,539,134      8,120,493
Net assets at beginning of period             7,024,439     13,310,053     20,191,680     34,793,668     10,699,012
                                            ------------------------------------------------------------------------
Net assets at end of period                 $14,979,751    $25,983,635    $35,450,693    $58,332,802    $18,819,505
                                            ========================================================================

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                     406,623        391,355        394,231      1,192,381        573,547
 Units redeemed                                 (86,986)       (73,687)      (158,097)      (254,738)       (87,862)
 Units transferred                              226,652        284,509        427,808        434,428        181,098
                                            ------------------------------------------------------------------------
Increase (decrease) in units outstanding        546,289        602,177        663,942      1,372,071        666,783
Beginning units                                 561,235        816,302      1,242,872      2,255,048        913,724
                                            ------------------------------------------------------------------------
Ending units                                  1,107,524      1,418,479      1,906,814      3,627,119      1,580,507
                                            ========================================================================


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.    ORGANIZATION

      Variable Annuity Account Four of AIG SunAmerica Life Assurance Company (the "Separate Account") is an investment account of AIG SunAmerica Life Assurance Company, (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of AIG Retirement Services, Inc., the retirement services and asset management organization within American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement services and asset management. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

      The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is AIG SunAmerica Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of the contracts. The Separate Account offers the Advisor Variable Annuity product.

      The Separate Account is composed of sixty-nine variable portfolios of different classes (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of one of the following: (1) the ten Class 1 and Class 2 currently available portfolios of the Anchor Series Trust (the "Anchor Trust"), (2) the fifty-two Class 1, 2, and 3 currently available investment portfolios of the SunAmerica Series Trust (the "SunAmerica Trust"), (3) the three currently available Class II investment portfolios of the Van Kampen Life Investment Trust (the "Van Kampen Trust"), (4) the three currently available Class 2 investment portfolios of the American Funds Insurance Series (the "American Series"), or (5) the one Class VC currently available investment portfolio in the Lord Abbett Series Fund Inc. (the "Lord Abbett Fund"). The primary difference between the classes of the Variable Accounts is that the Class 2 shares of the Anchor Trust and the SunAmerica Trust are subject to 12b-1 fees of 0.15% of the class' average daily net assets, and the Class 3 shares of the SunAmerica Trust, the Class II shares of the Van Kampen Trust and the Class 2 shares of the American Series are subject to 12b-1 fees of 0.25% of each class' average daily net assets. The Class 1 shares are not subject to 12b-1 fees. The Class VC shares of the Lord Abbett Fund are also not subject to 12b-1 fees. The Anchor Trust, the SunAmerica Trust, the Van Kampen Trust, the American Series, and the Lord Abbett Fund (collectively referred to as the "Trusts") are diversified, open-end investment companies, which retain investment advisers to assist in the investment activities of the Trusts. The Anchor Trust and SunAmerica Trust are affiliated investment companies. The participant may elect to have investments allocated to one of the offered guaranteed-interest funds of the Company (the "General Account"), which are not part of the Separate Account. The financial statements include balances allocated by the participants to the Variable Accounts and do not include balances allocated to the General Account.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.    ORGANIZATION (continued)

      Prior to August 15, 2006 the Van Kampen Strategic Growth Portfolio was named Van Kampen Emerging Growth Portfolio.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

      FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

      USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

      RECLASSIFICATION: Prior year balances have been reclassified to conform with the current year presentation. Such reclassification had no effect on net assets and the increase (decrease) in net assets.

      RESERVES FOR ANNUITY CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: Net assets allocated to contracts in the payout period are based on the Annuity 2000 Mortality Table, the 1971 Individual Mortality Table and the 1983(a) Individual Mortality Table depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

      The mortality risk is fully born by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of the annuitant than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

      Annuity benefit payments are recorded as redemptions in the accompanying Statement of Changes in Net Assets.

3.    CHARGES AND DEDUCTION

      There are no withdrawal charges and no contract maintenance charges. Other charges and deductions are applied against the current value of the Separate Account and are paid as follows:

      SEPARATE ACCOUNT ANNUAL CHARGE: The Company deducts a separate account annual charge comprised of mortality and expense risk charges and distribution expense charges, computed on a daily basis. The total annual rate of the net asset value of each portfolio is 1.52% or 1.77%, depending on whether the optional enhanced death benefit is chosen. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract. The distribution expense charge is deducted at an annual rate of 0.15% of the net asset value of each portfolio and is included in the separate account annual charge rate. It is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the loss.

      TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

      PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. The rate will range up to 3.5%. Some states assess premium taxes at the time purchase payments are made; whereas some states assess premium taxes at the time annuity payments begin or at the time of surrender. The Company currently deducts premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon payment of the death benefit.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.    CHARGES AND DEDUCTIONS (continued)

      SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

4.    PURCHASES AND SALES OF INVESTMENTS

      The aggregate cost of the Trusts' shares acquired and the aggregate proceeds from shares sold during the year ended December 31, 2006 consist of the following:

                                                                      Cost of Shares            Proceeds from
      Variable Accounts                                                     Acquired              Shares Sold
      ------------------                                              ---------------------------------------
      ANCHOR TRUST:
      Asset Allocation Portfolio (Class 1)                            $ 4,534,461                 $ 6,360,852
      Capital Appreciation Portfolio (Class 1)                          3,064,574                   9,056,106
      Government and Quality Bond Portfolio (Class 1)                   5,241,061                   6,644,049
      Growth Portfolio (Class 1)                                        2,985,957                   5,739,611
      Natural Resources Portfolio (Class 1)                             2,879,954                   5,694,124
      Asset Allocation Portfolio (Class 2)                              1,943,633                   2,843,653
      Capital Appreciation Portfolio (Class 2)                            699,033                   2,835,993
      Government and Quality Bond Portfolio (Class 2)                   2,466,182                   4,199,731
      Growth Portfolio (Class 2)                                          967,131                   1,350,834
      Natural Resources Portfolio (Class 2)                             1,168,813                   1,660,550

      SUNAMERICA TRUST:
      Aggressive Growth Portfolio (Class 1)                           $ 2,015,871                 $ 4,992,475
      Alliance Growth Portfolio (Class 1)                                 777,143                  11,307,748
      Blue Chip Growth Portfolio (Class 1)                                135,769                     474,560
      Cash Management Portfolio (Class 1)                              18,412,679                  17,582,972
      Corporate Bond Portfolio (Class 1)                                4,318,248                   2,538,442
      Davis Venture Value Portfolio (Class 1)                           3,356,201                  14,658,580
      "Dogs" of Wall Street Portfolio (Class 1)                           471,957                   1,270,689
      Federated American Leaders Portfolio (Class 1)                      899,631                   4,178,813
      Global Bond Portfolio (Class 1)                                   1,986,262                   1,523,657
      Global Equities Portfolio (Class 1)                                 901,463                   2,250,056
      Goldman Sachs Research Portfolio (Class 1)                          500,676                     208,255
      Growth-Income Portfolio (Class 1)                                   805,924                  12,184,992
      Growth Opportunities Portfolio (Class 1)                          1,104,355                   1,069,472
      High-Yield Bond Portfolio (Class 1)                               5,969,880                   5,203,424

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.       PURCHASES AND SALES OF INVESTMENTS (continued)

                                                                      Cost of Shares            Proceeds from
      Variable Accounts                                                     Acquired              Shares Sold
      ------------------                                              ---------------------------------------
      SUNAMERICA TRUST (continued):
      International Diversified Equities Portfolio (Class 1)          $ 1,304,233                 $ 3,024,902
      International Growth & Income Portfolio (Class 1)                 3,534,364                   1,818,725
      Marsico Growth Portfolio (Class 1)                                1,657,682                   1,073,242
      MFS Massachusetts Investors Trust Portfolio (Class 1)               232,316                   1,120,241
      MFS Mid-Cap Growth Portfolio (Class 1)                              829,004                   1,295,313
      MFS Total Return Portfolio (Class 1)                             12,551,694                   3,132,373
      Putnam Growth: Voyager Portfolio (Class 1)                          245,505                     345,243
      SunAmerica Balanced Portfolio (Class 1)                           1,274,715                   3,739,887
      Technology Portfolio (Class 1)                                      263,446                     767,744
      Telecom Utility Portfolio (Class 1)                                 777,686                     915,567
      Worldwide High Income Portfolio (Class 1)                         1,523,491                   1,289,183
      Aggressive Growth Portfolio (Class 2)                               575,808                   1,329,313
      Alliance Growth Portfolio (Class 2)                                 391,882                   1,558,214
      Blue Chip Growth Portfolio (Class 2)                                 38,663                     526,214
      Cash Management Portfolio (Class 2)                               7,352,313                   7,803,511
      Corporate Bond Portfolio (Class 2)                                1,247,495                   1,627,680
      Davis Venture Value Portfolio (Class 2)                           1,372,872                   3,429,240
      "Dogs" of Wall Street Portfolio (Class 2)                           215,301                     701,355
      Federated American Leaders Portfolio (Class 2)                      299,536                     692,278
      Global Bond Portfolio (Class 2)                                     748,134                     564,940
      Global Equities Portfolio (Class 2)                                 223,892                     273,867
      Goldman Sachs Research Portfolio (Class 2)                          210,230                     226,256
      Growth-Income Portfolio (Class 2)                                   268,888                   1,675,208
      Growth Opportunities Portfolio (Class 2)                            649,363                     761,824
      High-Yield Bond Portfolio (Class 2)                               2,087,867                   2,025,055
      International Diversified Equities Portfolio (Class 2)              761,678                   1,448,790
      International Growth & Income Portfolio (Class 2)                   736,122                   1,004,413
      MFS Massachusetts Investors Trust Portfolio (Class 2)               160,112                     701,391
      MFS Mid-Cap Growth Portfolio (Class 2)                              323,438                   1,123,576
      Putnam Growth: Voyager Portfolio (Class 2)                            7,033                      69,817
      SunAmerica Balanced Portfolio (Class 2)                             287,435                   1,194,795
      Technology Portfolio (Class 2)                                       14,333                      88,288
      Telecom Utility Portfolio (Class 2)                                 390,789                     277,605
      Worldwide High Income Portfolio (Class 2)                           254,557                     261,223
      Foreign Value Portfolio (Class 3)                                 3,623,343                   1,651,225

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.       PURCHASES AND SALES OF INVESTMENTS (continued)

                                                                      Cost of Shares            Proceeds from
      Variable Accounts                                                     Acquired              Shares Sold
      ------------------                                              ---------------------------------------
      SUNAMERICA TRUST (continued):
      Marsico Growth Portfolio (Class 3)                                 $   531,690              $   813,004
      MFS Total Return Portfolio (Class 3)                                 2,293,348                1,067,089
      Small & Mid Cap Value Portfolio (Class 3)                            3,429,951                2,556,135

      VAN KAMPEN TRUST (Class II):
      Comstock Portfolio                                                 $ 9,875,710              $ 3,941,135
      Strategic Growth Portfolio                                             531,518                  338,778
      Growth and Income Portfolio                                          9,621,840                1,546,902

      AMERICAN SERIES (Class 2):
      Global Growth Fund                                                 $13,582,348              $ 3,915,448
      Growth Fund                                                         12,672,786                5,104,856
      Growth- Income Fund                                                 24,537,354                5,708,297

      LORD ABBETT FUND (Class VC):
      Growth and Income Portfolio                                        $ 9,479,739              $ 2,230,500

5.    SUBSEQUENT EVENTS

      Effective January 1, 2007, the Separate Account changed its method of determining cost of investments sold by the Trusts from an average cost method to the first-in, first-out method. Management believes that the first-in, first-out method is more commonly used for financial reporting by separate accounts and is a preferable method of accounting. Since investments are stated at net asset value of each of the portfolios of the Trusts, which value their investment securities at fair value, the change has no impact on net assets. The change in method of determining cost of investments sold will result in a reclassification between realized gains and losses and unrealized appreciation and depreciation of investments, beginning January 1, 2007, with no impact on the total increase (decrease) in net assets from operations.

      Effective May 1, 2007, the Federated American Leaders Portfolio will be named Equity Opportunities Portfolio, the Marsico Growth Portfolio will be named Marsico Focused Growth Portfolio, the MFS Mid-Cap Growth Portfolio will be named Mid-Cap Growth Portfolio, the SunAmerica Balanced Portfolio will be named Balanced Portfolio, the Putnam Growth: Voyager Portfolio will be named Fundamental Growth Portfolio and the Goldman Sachs Research Portfolio will be named Capital Growth Portfolio.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6     UNIT VALUES

      A summary of unit values and units outstanding for the variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the periods ended December 31, 2006, 2005, 2004, 2003, and 2002, follows:

                      At December 31                           For the Year Ended December 31
          ----------------------------------------   ------------------------------------------------
                      Unit Fair Value                Expense Ratio    Investment      Total Return
                         Lowest to      Net Assets      Lowest          Income          Lowest to
 Year       Units       Highest ($)        ($)       to Highest (1)    Ratio (2)       Highest (3)
-------   ---------   ---------------   ----------   --------------   ----------   ------------------
Asset Allocation Portfolio (Class 1)
   2006   1,604,137    24.95 to 25.31   40,596,690   1.52% to 1.77%        3.25%     9.37% to   9.64%
   2005   1,709,077    22.82 to 23.08   39,449,685   1.52% to 1.77%        3.00%     3.13% to   3.39%
   2004   1,861,480    22.12 to 22.33   41,559,410   1.52% to 1.77%        2.78%     8.40% to   8.67%
   2003   1,817,044    20.41 to 20.55   37,330,465   1.52% to 1.77%        3.68%    20.90% to  21.21%
   2002   1,819,574    16.88 to 16.95   30,842,060   1.52% to 1.77%        3.80%    -9.16% to  -8.94%

Capital Appreciation Portfolio (Class 1)
   2006   1,179,919    42.92 to 43.57   51,381,647   1.52% to 1.77%        0.14%     9.47% to   9.74%
   2005   1,309,698    39.21 to 39.70   51,970,715   1.52% to 1.77%        0.29%     9.69% to   9.96%
   2004   1,536,165    35.74 to 36.11   55,443,741   1.52% to 1.77%        0.00%     7.20% to   7.46%
   2003   1,749,290    33.34 to 33.60   58,757,378   1.52% to 1.77%        0.00%    29.93% to  30.26%
   2002   1,898,311    25.66 to 25.79   48,956,063   1.52% to 1.77%        0.00%   -24.02% to -23.83%

Government and Quality Bond Portfolio (Class 1)
   2006   1,595,002    17.20 to 17.46   27,829,818   1.52% to 1.77%        3.70%     1.49% to   1.74%
   2005   1,710,736    16.95 to 17.16   29,337,870   1.52% to 1.77%        3.79%     0.84% to   1.09%
   2004   1,874,357    16.80 to 16.97   31,800,648   1.52% to 1.77%        4.45%     1.59% to   1.85%
   2003   2,763,639    16.54 to 16.66   46,045,205   1.52% to 1.77%        3.86%     0.72% to   0.97%
   2002   3,803,165    16.42 to 16.50   62,758,317   1.52% to 1.77%        4.00%     7.39% to   7.65%

Growth Portfolio (Class 1)
   2006     628,478    33.80 to 34.31   21,557,065   1.52% to 1.77%        0.60%    11.30% to  11.58%
   2005     770,091    30.37 to 30.75   23,674,703   1.52% to 1.77%        0.87%     5.25% to   5.51%
   2004     919,611    28.86 to 29.14   26,796,316   1.52% to 1.77%        0.55%     8.91% to   9.18%
   2003   1,144,755    26.50 to 26.69   30,553,337   1.52% to 1.77%        0.55%    27.64% to  27.96%
   2002   1,268,446    20.76 to 20.86   26,457,545   1.52% to 1.77%        0.36%   -23.53% to -23.34%

Natural Resources Portfolio (Class 1)
   2006     322,950    47.81 to 48.53   15,667,883   1.52% to 1.77%        0.63%    22.74% to  23.05%
   2005     394,823    38.95 to 39.44   15,569,419   1.52% to 1.77%        0.50%    43.55% to  43.91%
   2004     388,575    27.13 to 27.41   10,649,075   1.52% to 1.77%        0.75%    22.85% to  23.16%
   2003     361,385    22.09 to 22.25    8,042,357   1.52% to 1.77%        0.79%    45.13% to  45.50%
   2002     349,143    15.22 to 15.29    5,341,920   1.52% to 1.77%        0.77%     6.50% to   6.75%

Asset Allocation Portfolio (Class 2)
   2006     585,014    24.80 to 25.11   14,683,078   1.52% to 1.77%        3.07%     9.20% to   9.48%
   2005     632,724    22.71 to 22.94   14,507,019   1.52% to 1.77%        2.87%     2.98% to   3.23%
   2004     658,798    22.05 to 22.22   14,632,435   1.52% to 1.77%        2.72%     8.22% to   8.49%
   2003     509,803    20.38 to 20.48   10,437,157   1.52% to 1.77%        3.85%    20.73% to  21.03%
   2002     392,502    16.88 to 16.92    6,639,959   1.52% to 1.77%        5.33%    -9.30% to  -9.07%

Capital Appreciation Portfolio (Class 2)
   2006     193,525    42.75 to 43.31    8,369,805   1.52% to 1.77%        0.02%     9.30% to   9.58%
   2005     242,925    39.11 to 39.52    9,590,536   1.52% to 1.77%        0.16%     9.52% to   9.80%
   2004     285,416    35.71 to 36.00   10,263,297   1.52% to 1.77%        0.00%     7.04% to   7.31%
   2003     304,864    33.36 to 33.54   10,219,705   1.52% to 1.77%        0.00%    29.74% to  30.07%
   2002     262,924    25.71 to 25.79    6,777,738   1.52% to 1.77%        0.00%   -24.13% to -23.95%

Government and Quality Bond Portfolio (Class 2)
   2006     808,223    17.10 to 17.32   13,973,089   1.52% to 1.77%        3.48%     1.34% to   1.59%
   2005     926,936    16.87 to 17.05   15,780,028   1.52% to 1.77%        3.68%     0.69% to   0.94%
   2004     979,588    16.76 to 16.89   16,527,943   1.52% to 1.77%        4.45%     1.44% to   1.70%
   2003   1,275,308    16.52 to 16.61   21,170,412   1.52% to 1.77%        3.99%     0.57% to   0.82%
   2002   1,463,361    16.43 to 16.47   24,097,698   1.52% to 1.77%        4.31%     7.23% to   7.49%

Growth Portfolio (Class 2)
   2006     122,583    33.64 to 34.08    4,171,483   1.52% to 1.77%        0.48%    11.13% to  11.41%
   2005     145,188    30.27 to 30.59    4,435,668   1.52% to 1.77%        0.74%     5.09% to   5.35%
   2004     170,069    28.80 to 29.04    4,932,972   1.52% to 1.77%        0.44%     8.75% to   9.02%
   2003     180,456    26.49 to 26.64    4,803,199   1.52% to 1.77%        0.42%    27.45% to  27.77%
   2002     160,313    20.78 to 20.85    3,340,406   1.52% to 1.77%        0.28%   -23.64% to -23.45%

Natural Resources Portfolio (Class 2)
   2006   107,141      47.51 to 48.25    5,163,331   1.52% to 1.77%        0.53%    22.56% to  22.86%
   2005   120,369      38.76 to 39.27    4,720,202   1.52% to 1.77%        0.40%    43.34% to  43.70%
   2004   114,550      27.04 to 27.33    3,127,327   1.52% to 1.77%        0.67%    22.68% to  22.98%
   2003    67,403      22.04 to 22.22    1,496,210   1.52% to 1.77%        0.67%    44.90% to  45.26%
   2002    54,008      15.21 to 15.30      825,446   1.52% to 1.77%        0.88%     6.32% to   6.59%

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6      UNIT VALUES (continued)

                      At December 31                           For the Year Ended December 31
          ----------------------------------------   ------------------------------------------------
                      Unit Fair Value                Expense Ratio    Investment      Total Return
                         Lowest to      Net Assets      Lowest          Income          Lowest to
 Year       Units       Highest ($)        ($)       to Highest (1)    Ratio (2)       Highest (3)
-------   ---------   ---------------   ----------   --------------   ----------   ------------------
Aggressive Growth Portfolio (Class 1)
   2006     555,417    17.35 to 17.60    9,776,960   1.52% to 1.77%        0.09%    11.30% to  11.58%
   2005     732,451    15.59 to 15.78   11,555,012   1.52% to 1.77%        0.00%     6.83% to   7.10%
   2004     922,711    14.59 to 14.73   13,592,414   1.52% to 1.77%        0.00%    14.73% to  15.02%
   2003   1,003,213    12.72 to 12.81   12,854,156   1.52% to 1.77%        0.00%    26.21% to  26.52%
   2002   1,117,149    10.08 to 10.12   11,313,236   1.52% to 1.77%        0.24%   -26.01% to -25.83%

Alliance Growth Portfolio (Class 1)
   2006     972,482    32.66 to 33.15   32,238,882   1.52% to 1.77%        0.12%    -0.99% to  -0.75%
   2005   1,281,217    32.99 to 33.40   42,795,451   1.52% to 1.77%        0.38%    14.58% to  14.86%
   2004   1,648,690    28.79 to 29.08   47,943,832   1.52% to 1.77%        0.30%     6.05% to   6.31%
   2003   2,112,640    27.15 to 27.35   57,786,859   1.52% to 1.77%        0.25%    23.61% to  23.91%
   2002   2,518,811    21.97 to 22.08   55,602,247   1.52% to 1.77%        0.25%   -32.50% to -32.33%

Blue Chip Growth Portfolio (Class 1)
   2006     281,033     6.26 to  6.36    1,780,073   1.52% to 1.77%        0.24%     4.71% to   4.97%
   2005     333,366     5.98 to  6.06    2,013,054   1.52% to 1.77%        0.56%     0.75% to   1.00%
   2004     369,387     5.94 to  6.00    2,211,082   1.52% to 1.77%        0.15%     3.39% to   3.65%
   2003     408,000     5.74 to  5.78    2,358,672   1.52% to 1.77%        0.17%    23.80% to  24.11%
   2002     243,968     4.64 to  4.66    1,137,508   1.52% to 1.77%        0.34%   -30.53% to -30.35%

Cash Management Portfolio (Class 1)
   2006   1,111,171    13.20 to 13.39   14,877,360   1.52% to 1.77%        2.81%     2.80% to   3.05%
   2005   1,058,607    12.84 to 13.00   13,754,080   1.52% to 1.77%        0.95%     0.99% to   1.24%
   2004   1,265,726    12.71 to 12.84   16,240,073   1.52% to 1.77%        0.57%    -0.95% to  -0.70%
   2003   1,814,446    12.83 to 12.93   23,455,013   1.52% to 1.77%        1.51%    -1.10% to  -0.85%
   2002   7,142,411    12.98 to 13.04   93,136,320   1.52% to 1.77%        4.10%    -0.38% to  -0.15%

Corporate Bond Portfolio (Class 1)
   2006   1,181,914    17.68 to 17.95   21,208,324   1.52% to 1.77%        4.54%     4.00% to   4.26%
   2005   1,113,962    17.00 to 17.22   19,171,741   1.52% to 1.77%        4.61%     0.12% to   0.37%
   2004   1,061,322    16.98 to 17.15   18,199,364   1.52% to 1.77%        5.04%     4.95% to   5.21%
   2003   1,108,717    16.18 to 16.30   18,071,473   1.52% to 1.77%        5.82%     9.98% to  10.25%
   2002   1,291,841    14.71 to 14.79   19,100,166   1.52% to 1.77%        6.29%     5.57% to   5.84%

Davis Venture Value Portfolio (Class 1)
   2006   2,481,273    38.45 to 39.03   96,834,790   1.52% to 1.77%        1.00%    13.29% to  13.57%
   2005   2,784,060    33.94 to 34.37   95,671,801   1.52% to 1.77%        0.98%     8.67% to   8.94%
   2004   3,166,140    31.23 to 31.55   99,875,452   1.52% to 1.77%        0.87%    11.52% to  11.80%
   2003   3,493,658    28.00 to 28.22   98,574,612   1.52% to 1.77%        0.87%    30.78% to  31.11%
   2002   3,902,961    21.41 to 21.52   83,994,952   1.52% to 1.77%        0.58%   -18.20% to -18.00%

"Dogs" of Wall Street Portfolio (Class 1)
   2006     367,660    12.87 to 13.07    4,804,134   1.52% to 1.77%        2.40%    19.52% to  19.81%
   2005     446,784    10.77 to 10.91    4,872,471   1.52% to 1.77%        2.41%    -4.44% to  -4.20%
   2004     570,222    11.27 to 11.38    6,490,904   1.52% to 1.77%        2.28%     7.70% to   7.97%
   2003     745,098    10.47 to 10.54    7,855,992   1.52% to 1.77%        2.69%    17.92% to  18.21%
   2002     859,939     8.88 to  8.92    7,671,093   1.52% to 1.77%        1.83%    -8.19% to  -7.97%

Federated American Leaders Portfolio (Class 1)
   2006     630,784    20.54 to 20.86   13,153,361   1.52% to 1.77%        1.51%    14.65% to  14.94%
   2005     811,260    17.92 to 18.15   14,719,671   1.52% to 1.77%        1.50%     2.84% to   3.09%
   2004   1,019,847    17.42 to 17.60   17,949,823   1.52% to 1.77%        1.37%     7.97% to   8.23%
   2003   1,276,518    16.14 to 16.26   20,759,570   1.52% to 1.77%        1.60%    25.34% to  25.65%
   2002   1,449,533    12.87 to 12.94   18,761,073   1.52% to 1.77%        1.07%   -21.18% to -20.98%

Global Bond Portfolio (Class 1)
   2006     320,782    17.74 to 18.01    5,775,587   1.52% to 1.77%        9.19%     2.05% to   2.30%
   2005     326,140    17.38 to 17.60    5,740,029   1.52% to 1.77%        3.27%     2.75% to   3.01%
   2004     299,647    16.92 to 17.09    5,119,933   1.52% to 1.77%        0.00%     2.14% to   2.40%
   2003     302,321    16.56 to 16.69    5,044,861   1.52% to 1.77%        0.00%     1.74% to   1.99%
   2002     365,649    16.28 to 16.36    5,982,481   1.52% to 1.77%        1.57%     4.09% to   4.36%

Global Equities Portfolio (Class 1)
   2006     391,297    23.69 to 24.05    9,408,714   1.52% to 1.77%        0.90%    21.70% to  22.00%
   2005     450,840    19.47 to 19.71    8,886,211   1.52% to 1.77%        0.26%    13.76% to  14.04%
   2004     603,511    17.11 to 17.28   10,431,085   1.52% to 1.77%        0.30%     9.91% to  10.18%
   2003     798,239    15.57 to 15.69   12,522,084   1.52% to 1.77%        0.24%    24.31% to  24.62%
   2002     937,858    12.52 to 12.59   11,805,427   1.52% to 1.77%        0.00%   -28.13% to -27.95%

Goldman Sachs Research Portfolio (Class 1)
   2006     168,855     8.05 to  8.18    1,379,497   1.52% to 1.77%        0.29%    14.61% to  14.89%
   2005     131,328     7.03 to  7.12      933,780   1.52% to 1.77%        0.45%     1.79% to   2.04%
   2004     198,382     6.90 to  6.97    1,383,247   1.52% to 1.77%        0.00%    11.03% to  11.31%
   2003     175,109     6.22 to  6.27    1,096,781   1.52% to 1.77%        0.00%    23.03% to  23.34%
   2002     243,191     5.05 to  5.08    1,234,352   1.52% to 1.77%        0.00%   -29.35% to -29.17%

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6      UNIT VALUES (continued)

                      At December 31                           For the Year Ended December 31
          ----------------------------------------   -------------------------------------------------
                      Unit Fair Value                Expense Ratio    Investment      Total Return
                         Lowest to      Net Assets      Lowest          Income          Lowest to
 Year       Units       Highest ($)        ($)       to Highest (1)    Ratio (2)       Highest (3)
-------   ---------   ---------------   ----------   --------------   ----------   -------------------
Growth-Income Portfolio (Class 1)
   2006   1,287,663    31.20 to 31.66   40,766,169   1.52% to 1.77%        0.70%     5.54%  to   5.81%
   2005   1,653,919    29.56 to 29.92   49,488,438   1.52% to 1.77%        0.55%     5.32%  to   5.58%
   2004   2,099,731    28.06 to 28.34   59,506,544   1.52% to 1.77%        0.67%     9.58%  to   9.85%
   2003   2,588,602    25.61 to 25.80   66,783,758   1.52% to 1.77%        0.99%    23.44%  to  23.75%
   2002   3,060,313    20.75 to 20.85   63,804,005   1.52% to 1.77%        0.82%   -22.53%  to -22.34%

Growth Opportunities Portfolio (Class 1)
   2006     180,041     5.59 to  5.67    1,019,391   1.52% to 1.77%        0.00%    11.45%  to  11.73%
   2005     177,352     5.02 to  5.07      899,257   1.52% to 1.77%        0.00%     5.77%  to   6.03%
   2004     170,777     4.74 to  4.79      816,797   1.52% to 1.77%        0.00%     4.31%  to   4.57%
   2003     243,861     4.55 to  4.58    1,115,653   1.52% to 1.77%        0.00%    32.60%  to  32.94%
   2002     151,238     3.43 to  3.44      520,328   1.52% to 1.77%        0.00%   -40.86%  to -40.71%

High-Yield Bond Portfolio (Class 1)
   2006     915,871    20.79 to 21.07   19,293,431   1.52% to 1.77%        7.55%    12.66%  to  12.94%
   2005     938,109    18.45 to 18.66   17,498,426   1.52% to 1.77%        9.17%     6.96%  to   7.23%
   2004   1,051,574    17.25 to 17.40   18,293,900   1.52% to 1.77%        8.51%    15.40%  to  15.69%
   2003   1,439,921    14.95 to 15.04   21,653,336   1.52% to 1.77%        8.09%    29.25%  to  29.58%
   2002   1,098,859    11.56 to 11.61   12,751,578   1.52% to 1.77%       15.59%    -7.40%  to  -7.23%

International Diversified Equities Portfolio (Class 1)
   2006   1,346,755    14.35 to 14.56   19,608,076   1.52% to 1.77%        0.43%    21.29%  to  21.59%
   2005   1,463,527    11.83 to 11.98   17,524,558   1.52% to 1.77%        1.44%    11.78%  to  12.06%
   2004   2,019,527    10.58 to 10.69   21,579,726   1.52% to 1.77%        2.09%    14.45%  to  14.73%
   2003   2,266,979     9.25 to  9.31   21,112,175   1.52% to 1.77%        4.18%    29.49%  to  29.81%
   2002   2,589,680     7.14 to  7.17   18,579,816   1.52% to 1.77%        0.00%   -29.74%  to -29.63%

International Growth & Income Portfolio (Class 1)
   2006     788,223    18.63 to 18.92   14,908,637   1.52% to 1.77%        1.35%    24.82%  to  25.13%
   2005     695,392    14.93 to 15.12   10,511,534   1.52% to 1.77%        0.87%    12.28%  to  12.56%
   2004     741,887    13.29 to 13.43    9,962,436   1.52% to 1.77%        1.14%    18.74%  to  19.04%
   2003     451,670    11.19 to 11.28    5,094,820   1.52% to 1.77%        1.15%    34.52%  to  34.86%
   2002     373,747     8.32 to  8.37    3,126,169   1.52% to 1.77%        0.64%   -22.32%  to -22.12%

Marsico Growth Portfolio (Class 1)
   2006     257,271    12.02 to 12.21    3,140,214   1.52% to 1.77%        0.00%     6.68%  to   6.95%
   2005     216,259             11.41    2,468,324            1.52%        0.00%                 9.04%
   2004     126,389             10.47    1,322,963            1.52%        0.00%                 9.57%
   2003     172,556              9.55    1,648,397            1.52%        0.00%               8.54%(5)
   2002          --                --           --              --           --                     --

MFS Massachusetts Investors Trust Portfolio (Class 1)
   2006     183,429    23.15 to 23.49    4,306,757   1.52% to 1.77%        0.68%    11.20%  to  11.48%
   2005     222,659    20.82 to 21.07    4,690,439   1.52% to 1.77%        0.74%     5.83%  to   6.10%
   2004     285,397    19.67 to 19.86    5,666,811   1.52% to 1.77%        0.79%     9.90%  to  10.17%
   2003     359,180    17.90 to 18.03    6,474,026   1.52% to 1.77%        0.86%    20.34%  to  20.64%
   2002     334,178    14.87 to 14.94    4,992,265   1.52% to 1.77%        0.86%   -22.37%  to -22.18%

MFS Mid-Cap Growth Portfolio (Class 1)
   2006     466,903    10.73 to 10.89    5,081,527   1.52% to 1.77%        0.00%     0.77%  to   1.02%
   2005     505,207    10.64 to 10.78    5,443,436   1.52% to 1.77%        0.00%     1.38%  to   1.63%
   2004     673,222    10.50 to 10.61    7,137,248   1.52% to 1.77%        0.00%    12.09%  to  12.37%
   2003   1,436,694     9.37 to  9.44   13,558,142   1.52% to 1.77%        0.00%    34.83%  to  35.17%
   2002     442,817     6.95 to  6.98    3,090,861   1.52% to 1.77%        0.00%   -48.10%  to -47.97%

MFS Total Return Portfolio (Class 1)
   2006   1,191,633    27.69 to 28.10   33,465,073   1.52% to 1.77%        2.58%    10.03%  to  10.31%
   2005     883,403    25.17 to 25.47   22,483,274   1.52% to 1.77%        2.57%     1.24%  to   1.49%
   2004     383,733    24.86 to 25.10    9,624,359   1.52% to 1.77%        0.24%     9.35%  to   9.63%
   2003     115,723    22.73 to 22.89    2,648,877   1.52% to 1.77%        5.65%   7.49%(5) to 7.60%(5)
   2002          --                --           --              --           --                     --

Putnam Growth: Voyager Portfolio (Class 1)
   2006      79,880    18.74 to 19.02    1,517,838   1.52% to 1.77%        0.02%     3.93%  to   4.19%
   2005      84,707    18.03 to 18.25    1,544,845   1.52% to 1.77%        0.57%     4.21%  to   4.47%
   2004     104,867    17.30 to 17.47    1,831,283   1.52% to 1.77%        0.13%     3.16%  to   3.42%
   2003     125,624    16.77 to 16.90    2,121,839   1.52% to 1.77%        0.30%    21.84%  to  22.15%
   2002     103,344    13.76 to 13.83    1,429,198   1.52% to 1.77%        0.18%   -27.75%  to -27.57%

SunAmerica Balanced Portfolio (Class 1)
   2006   1,162,537    16.16 to 16.40   19,062,440   1.52% to 1.77%        2.70%     8.92%  to   9.19%
   2005   1,336,687    14.83 to 15.02   20,072,862   1.52% to 1.77%        2.39%     0.11%  to   0.36%
   2004   1,601,676    14.82 to 14.96   23,966,709   1.52% to 1.77%        1.45%     4.90%  to   5.16%
   2003   1,950,565    14.13 to 14.23   27,754,270   1.52% to 1.77%        2.24%    13.10%  to  13.38%
   2002   2,317,912    12.49 to 12.55   29,089,627   1.52% to 1.77%        2.40%   -16.66%  to -16.45%

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6      UNIT VALUES (continued)

                      At December 31                           For the Year Ended December 31
          ----------------------------------------   ------------------------------------------------
                      Unit Fair Value                Expense Ratio    Investment      Total Return
                         Lowest to      Net Assets      Lowest          Income          Lowest to
 Year       Units       Highest ($)        ($)       to Highest (1)    Ratio (2)       Highest (3)
-------   ---------   ---------------   ----------   --------------   ----------   ------------------
Technology Portfolio (Class 1)
   2006     360,151     2.37 to  2.40      865,542   1.52% to 1.77%        0.00%    -0.65% to  -0.40%
   2005     562,283     2.38 to  2.41    1,356,618   1.52% to 1.77%        0.00%    -1.96% to  -1.71%
   2004     521,200     2.43 to  2.45    1,279,431   1.52% to 1.77%        0.00%    -4.24% to  -4.00%
   2003   3,610,499     2.54 to  2.56    9,232,282   1.52% to 1.77%        0.00%    48.11% to  48.49%
   2002     486,701     1.71 to  1.72      838,001   1.52% to 1.77%        0.00%   -50.24% to -50.12%

Telecom Utility Portfolio (Class 1)
   2006     303,781    14.97 to 15.19    4,613,399   1.52% to 1.77%        3.66%    24.29% to  24.60%
   2005     323,476    12.04 to 12.19    3,942,767   1.52% to 1.77%        4.09%     4.65% to   4.91%
   2004     406,629    11.51 to 11.62    4,724,402   1.52% to 1.77%        4.99%    14.73% to  15.01%
   2003     475,336    10.03 to 10.10    4,801,978   1.52% to 1.77%        5.97%    16.69% to  16.98%
   2002     581,045     8.60 to  8.64    5,018,178   1.52% to 1.77%        8.65%   -25.11% to -24.92%

Worldwide High Income Portfolio (Class 1)
   2006     237,799    21.13 to 21.40    5,089,536   1.52% to 1.77%        7.80%     7.72% to   7.98%
   2005     241,396    19.61 to 19.82    4,784,459   1.52% to 1.77%        8.03%     5.43% to   5.69%
   2004     226,819    18.60 to 18.75    4,253,902   1.52% to 1.77%        5.84%     7.50% to   7.77%
   2003     281,390    17.31 to 17.40    4,896,916   1.52% to 1.77%        7.87%    23.73% to  24.04%
   2002     258,329    13.99 to 14.03    3,624,287   1.52% to 1.77%       13.13%    -2.04% to  -1.89%

Aggressive Growth Portfolio (Class 2)
   2006      46,718    17.22 to 17.45      813,805   1.52% to 1.77%        0.00%    11.14% to  11.42%
   2005      95,538    15.50 to 15.66    1,494,884   1.52% to 1.77%        0.00%     6.67% to   6.93%
   2004      65,953    14.53 to 14.64      964,497   1.52% to 1.77%        0.00%    14.56% to  14.85%
   2003      73,033    12.68 to 12.75      930,256   1.52% to 1.77%        0.00%    26.02% to  26.34%
   2002      53,937    10.06 to 10.09      543,640   1.52% to 1.77%        0.20%   -26.13% to -25.94%

Alliance Growth Portfolio (Class 2)
   2006     130,565    32.27 to 32.75    4,270,575   1.52% to 1.77%        0.00%    -1.14% to  -0.90%
   2005     164,368    32.65 to 33.04    5,425,614   1.52% to 1.77%        0.25%    14.40% to  14.69%
   2004     203,970    28.54 to 28.81    5,868,617   1.52% to 1.77%        0.18%     5.89% to   6.15%
   2003     261,710    26.95 to 27.14    7,096,843   1.52% to 1.77%        0.11%    23.42% to  23.73%
   2002     268,496    21.84 to 21.94    5,885,748   1.52% to 1.77%        0.18%   -32.60% to -32.43%

Blue Chip Growth Portfolio (Class 2)
   2006     211,198     6.24 to  6.32    1,332,241   1.52% to 1.77%        0.09%     4.55% to   4.81%
   2005     289,730     5.97 to  6.03    1,744,847   1.52% to 1.77%        0.42%     0.59% to   0.85%
   2004     340,068     5.93 to  5.98    2,031,020   1.52% to 1.77%        0.04%     3.24% to   3.50%
   2003     287,107     5.74 to  5.78    1,657,131   1.52% to 1.77%        0.03%    23.62% to  23.93%
   2002     246,669     4.65 to  4.66    1,149,331   1.52% to 1.77%        0.24%   -30.60% to -30.43%

Cash Management Portfolio (Class 2)
   2006     266,537    13.13 to 13.29    3,533,095   1.52% to 1.77%        2.22%     2.64% to   2.90%
   2005     301,237    12.79 to 12.91    3,886,999   1.52% to 1.77%        0.93%     0.84% to   1.09%
   2004     368,914    12.69 to 12.78    4,710,091   1.52% to 1.77%        0.43%    -1.10% to  -0.85%
   2003     782,500    12.83 to 12.89   10,079,546   1.52% to 1.77%        1.24%    -1.24% to  -0.99%
   2002   2,818,806    12.99 to 13.01   36,683,427   1.52% to 1.77%        3.84%    -0.54% to  -0.38%

Corporate Bond Portfolio (Class 2)
   2006     459,738    17.57 to 17.82    8,179,339   1.52% to 1.77%        4.17%     3.84% to   4.10%
   2005     494,041    16.92 to 17.11    8,445,958   1.52% to 1.77%        4.35%    -0.03% to   0.22%
   2004     522,137    16.92 to 17.08    8,908,234   1.52% to 1.77%        5.23%     4.79% to   5.05%
   2003     474,210    16.15 to 16.26    7,703,950   1.52% to 1.77%        5.80%     9.81% to  10.09%
   2002     416,753    14.71 to 14.77    6,151,038   1.52% to 1.77%        7.41%     5.41% to   5.68%

Davis Venture Value Portfolio (Class 2)
   2006     506,973    38.16 to 38.69   19,587,668   1.52% to 1.77%        0.88%    13.12% to  13.40%
   2005     560,861    33.73 to 34.12   19,113,671   1.52% to 1.77%        0.85%     8.51% to   8.78%
   2004     632,399    31.09 to 31.36   19,815,020   1.52% to 1.77%        0.78%    11.36% to  11.64%
   2003     641,569    27.92 to 28.09   18,012,272   1.52% to 1.77%        0.76%    30.59% to  30.92%
   2002     594,933    21.38 to 21.46   12,762,108   1.52% to 1.77%        0.54%   -18.32% to -18.12%

"Dogs" of Wall Street Portfolio (Class 2)
   2006     154,952    12.80 to 12.99    2,010,045   1.52% to 1.77%        2.25%    19.34% to  19.63%
   2005     200,070    10.72 to 10.85    2,169,850   1.52% to 1.77%        2.27%    -4.58% to  -4.35%
   2004     233,945    11.24 to 11.35    2,652,515   1.52% to 1.77%        2.37%     7.55% to   7.82%
   2003     224,191    10.45 to 10.53    2,358,148   1.52% to 1.77%        2.82%    17.75% to  18.05%
   2002     151,528     8.87 to  8.92    1,350,248   1.52% to 1.77%        1.57%    -8.32% to  -8.11%

Federated American Leaders Portfolio (Class 2)
   2006     126,279    20.44 to 20.70    2,609,573   1.52% to 1.77%        1.34%    14.48% to  14.77%
   2005     148,901    17.86 to 18.04    2,681,749   1.52% to 1.77%        1.28%     2.68% to   2.94%
   2004     188,035    17.39 to 17.52    3,289,363   1.52% to 1.77%        1.32%     7.80% to   8.07%
   2003     211,739    16.13 to 16.22    3,428,957   1.52% to 1.77%        1.47%    25.15% to  25.47%
   2002     213,142    12.89 to 12.92    2,752,682   1.52% to 1.77%        1.07%   -21.30% to -21.10%

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6      UNIT VALUES (continued)

                      At December 31                           For the Year Ended December 31
          ----------------------------------------   ------------------------------------------------
                      Unit Fair Value                Expense Ratio    Investment      Total Return
                         Lowest to      Net Assets      Lowest          Income          Lowest to
 Year       Units       Highest ($)        ($)       to Highest (1)    Ratio (2)       Highest (3)
-------   ---------   ---------------   ----------   --------------   ----------   ------------------
Global Bond Portfolio (Class 2)
   2006     122,958    17.62 to 17.86   2,193,364    1.52% to 1.77%        9.37%     1.89% to   2.15%
   2005     124,612    17.29 to 17.48   2,176,850    1.52% to 1.77%        3.02%     2.60% to   2.86%
   2004     129,368    16.85 to 16.99   2,196,496    1.52% to 1.77%        0.00%     1.99% to   2.24%
   2003      97,488    16.52 to 16.62   1,620,003    1.52% to 1.77%        0.00%     1.59% to   1.84%
   2002      86,188    16.26 to 16.32   1,406,743    1.52% to 1.77%        1.95%     3.90% to   4.21%

Global Equities Portfolio (Class 2)
   2006      52,879    23.53 to 23.87   1,260,946    1.52% to 1.77%        0.78%    21.52% to  21.82%
   2005      54,947    19.37 to 19.59   1,075,321    1.52% to 1.77%        0.14%    13.59% to  13.87%
   2004      57,534    17.05 to 17.20     989,595    1.52% to 1.77%        0.17%     9.74% to  10.02%
   2003      96,101    15.53 to 15.64   1,502,424    1.52% to 1.77%        0.10%    24.10% to  24.41%
   2002      56,535    12.52 to 12.57     709,962    1.52% to 1.77%        0.00%   -28.25% to -28.08%

Goldman Sachs Research Portfolio (Class 2)
   2006      64,188     8.01 to  8.12      520,693   1.52% to 1.77%        0.17%    14.43% to  14.72%
   2005      66,305     7.00 to  7.07      468,606   1.52% to 1.77%        0.31%     1.63% to   1.89%
   2004     110,266     6.89 to  6.94      764,980   1.52% to 1.77%        0.00%    10.87% to  11.15%
   2003     116,258     6.21 to  6.25      725,807   1.52% to 1.77%        0.00%    22.84% to  23.15%
   2002     115,213     5.06 to  5.07      584,113   1.52% to 1.77%        0.00%   -29.46% to -29.27%

Growth-Income Portfolio (Class 2)
   2006     152,026    30.97 to 31.37    4,763,807   1.52% to 1.77%        0.58%     5.39% to   5.65%
   2005     197,033    29.39 to 29.69    5,845,431   1.52% to 1.77%        0.42%     5.16% to   5.43%
   2004     241,324    27.95 to 28.17    6,791,085   1.52% to 1.77%        0.56%     9.41% to   9.68%
   2003     284,553    25.55 to 25.68    7,301,834   1.52% to 1.77%        0.90%    23.25% to  23.56%
   2002     307,048    20.73 to 20.78    6,378,583   1.52% to 1.77%        1.07%   -22.65% to -22.45%

Growth Opportunities Portfolio (Class 2)
   2006     100,828     5.55 to  5.64      567,759   1.52% to 1.77%        0.00%    11.28% to  11.56%
   2005     125,429     4.99 to  5.05      632,436   1.52% to 1.77%        0.00%     5.61% to   5.87%
   2004     167,497     4.73 to  4.77      797,141   1.52% to 1.77%        0.00%     4.16% to   4.42%
   2003     185,372     4.54 to  4.57      845,376   1.52% to 1.77%        0.00%    32.42% to  32.75%
   2002     125,229     3.43 to  3.44      430,290   1.52% to 1.77%        0.00%   -40.97% to -40.78%

High-Yield Bond Portfolio (Class 2)
   2006     237,748    20.63 to 20.91    4,966,080   1.52% to 1.77%        7.76%    12.49% to  12.77%
   2005     249,858    18.34 to 18.54    4,629,074   1.52% to 1.77%        8.50%     6.80% to   7.07%
   2004     314,348    17.17 to 17.32    5,438,765   1.52% to 1.77%        8.69%    15.23% to  15.52%
   2003     380,406    14.90 to 14.99    5,699,533   1.52% to 1.77%        6.73%    29.07% to  29.39%
   2002     243,601    11.55 to 11.58    2,821,119   1.52% to 1.77%       25.41%    -7.60% to  -7.37%

International Diversified Equities Portfolio (Class 2)
   2006     211,885    14.26 to 14.46    3,060,087   1.52% to 1.77%        0.29%    21.11% to  21.41%
   2005     262,842    11.77 to 11.91    3,127,084   1.52% to 1.77%        1.32%    11.62% to  11.90%
   2004     309,882    10.55 to 10.64    3,295,231   1.52% to 1.77%        1.98%    14.28% to  14.57%
   2003     354,198     9.23 to  9.29    3,288,176   1.52% to 1.77%        3.46%    29.27% to  29.56%
   2002     255,125     7.14 to  7.17    1,825,841   1.52% to 1.77%        0.00%   -29.81% to -29.79%

International Growth & Income Portfolio (Class 2)
   2006     236,702    18.56 to 18.80    4,446,459   1.52% to 1.77%        1.21%    24.63% to  24.94%
   2005     255,932    14.89 to 15.04    3,848,015   1.52% to 1.77%        0.73%    12.12% to  12.39%
   2004     264,321    13.29 to 13.39    3,536,280   1.52% to 1.77%        1.18%    18.56% to  18.86%
   2003     269,555    11.21 to 11.26    3,033,045   1.52% to 1.77%        1.23%    34.32% to  34.65%
   2002     292,761     8.34 to  8.36    2,446,430   1.52% to 1.77%        1.12%   -22.37% to -22.21%

MFS Massachusetts Investors Trust Portfolio (Class 2)
   2006      98,111    23.03 to 23.33    2,286,399   1.52% to 1.77%        0.55%    11.03% to  11.31%
   2005     121,774    20.74 to 20.96    2,549,607   1.52% to 1.77%        0.58%     5.68% to   5.94%
   2004     169,321    19.63 to 19.79    3,347,593   1.52% to 1.77%        0.68%     9.73% to  10.01%
   2003     222,888    17.89 to 17.99    4,007,299   1.52% to 1.77%        0.77%    20.16% to  20.46%
   2002     164,480    14.89 to 14.93    2,455,307   1.52% to 1.77%        0.86%   -22.49% to -22.30%

MFS Mid-Cap Growth Portfolio (Class 2)
   2006     219,357    10.65 to 10.80    2,365,454   1.52% to 1.77%        0.00%     0.62% to   0.87%
   2005     291,595    10.59 to 10.70    3,117,166   1.52% to 1.77%        0.00%     1.22% to   1.48%
   2004     348,528    10.46 to 10.55    3,672,275   1.52% to 1.77%        0.00%    11.92% to  12.20%
   2003     366,304     9.35 to  9.40    3,441,323   1.52% to 1.77%        0.00%    34.63% to  34.97%
   2002     325,138     6.94 to  6.97    2,263,955   1.52% to 1.77%        0.00%   -48.18% to -48.04%

Putnam Growth: Voyager Portfolio (Class 2)
   2006      12,968    18.61 to 18.85      243,970   1.52% to 1.77%        0.00%     3.77% to   4.03%
   2005      16,278    17.94 to 18.12      294,394   1.52% to 1.77%        0.40%     4.05% to   4.31%
   2004      27,482    17.24 to 17.37      476,384   1.52% to 1.77%        0.00%     3.00% to   3.26%
   2003      37,017    16.73 to 16.82      621,956   1.52% to 1.77%        0.11%    21.66% to  21.97%
   2002      49,321    13.76 to 13.79      679,855   1.52% to 1.77%        0.09%   -27.85% to -27.67%

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6      UNIT VALUES (continued)

                      At December 31                               For the Year Ended December 31
          ----------------------------------------   ------------------------------------------------------
                      Unit Fair Value                Expense Ratio    Investment         Total Return
                         Lowest to      Net Assets      Lowest          Income             Lowest to
 Year       Units       Highest ($)        ($)       to Highest (1)    Ratio (2)          Highest (3)
-------   ---------   ---------------   ----------   --------------   ----------   ------------------------
SunAmerica Balanced Portfolio (Class 2)
   2006     243,637    16.06 to 16.26    3,959,094   1.52% to 1.77%        2.51%        8.76% to      9.03%
   2005     305,635    14.76 to 14.91    4,555,353   1.52% to 1.77%        2.24%       -0.04% to      0.21%
   2004     350,674    14.77 to 14.88    5,215,881   1.52% to 1.77%        1.38%        4.75% to      5.01%
   2003     386,470    14.10 to 14.17    5,474,919   1.52% to 1.77%        2.19%       12.93% to     13.21%
   2002     379,274    12.49 to 12.52    4,746,806   1.52% to 1.77%        3.62%      -16.79% to    -16.58%

Technology Portfolio (Class 2)
   2006     128,463     2.36 to  2.38      305,958   1.52% to 1.77%        0.00%       -0.80% to     -0.55%
   2005     157,276     2.37 to  2.40      376,715   1.52% to 1.77%        0.00%       -2.11% to     -1.86%
   2004     207,528     2.43 to  2.44      506,180   1.52% to 1.77%        0.00%       -4.38% to     -4.14%
   2003     255,787     2.54 to  2.55      651,104   1.52% to 1.77%        0.00%       47.93% to     48.30%
   2002     205,027     1.71 to  1.72      352,138   1.52% to 1.77%        0.00%      -50.32% to    -50.19%

Telecom Utility Portfolio (Class 2)
   2006      77,473    14.91 to 15.08    1,167,384   1.52% to 1.77%        3.40%       24.10% to     24.41%
   2005      71,448    12.01 to 12.12      865,440   1.52% to 1.77%        3.65%        4.50% to      4.76%
   2004     118,357    11.50 to 11.57    1,369,218   1.52% to 1.77%        4.71%       14.56% to     14.84%
   2003     148,520    10.04 to 10.08    1,496,332   1.52% to 1.77%        6.27%       16.52% to     16.80%
   2002     137,876     8.61 to  8.63    1,189,346   1.52% to 1.77%       12.45%      -25.21% to    -25.03%

Worldwide High Income Portfolio (Class 2)
   2006      37,443    20.95 to 21.23      794,046   1.52% to 1.77%        7.83%        7.55% to      7.82%
   2005      40,212    19.47 to 19.69      790,901   1.52% to 1.77%        8.07%        5.27% to      5.54%
   2004      37,853    18.50 to 18.66      705,583   1.52% to 1.77%        6.97%        7.34% to      7.61%
   2003      35,399    17.23 to 17.34      613,576   1.52% to 1.77%        8.89%       23.55% to     23.86%
   2002      15,407    13.95 to 14.00      215,603   1.52% to 1.77%       17.76%       -2.36% to     -2.11%

Foreign Value Portfolio (Class 3)
   2006     829,643    19.68 to 19.92   16,520,507   1.52% to 1.77%        0.97%       24.82% to     25.13%
   2005     722,329    15.77 to 15.92   11,494,446   1.52% to 1.77%        0.00%        8.00% to      8.28%
   2004     529,583    14.60 to 14.70    7,783,823   1.52% to 1.77%        2.52%       17.66% to     17.96%
   2003      49,159    12.41 to 12.46      612,607   1.52% to 1.77%        0.06%    17.90%(5) to   18.03%(5)
   2002          --       --       --           --              --           --           --             --

Marsico Growth Portfolio (Class 3)
   2006     143,342    11.92 to 12.06    1,725,917   1.52% to 1.77%        0.00%        6.42% to      6.68%
   2005     174,799    11.20 to 11.30    1,973,376   1.52% to 1.77%        0.00%        8.50% to      8.77%
   2004      95,736    10.32 to 10.39      993,766   1.52% to 1.77%        0.00%        9.03% to      9.30%
   2003      33,342     9.47 to  9.51      316,852   1.52% to 1.77%        0.00%     8.31%(5) to    8.42%(5)
   2002          --       --       --           --              --           --           --             --

MFS Total Return Portfolio (Class 3)
   2006     223,684    27.44 to 27.77    6,202,379   1.52% to 1.77%        2.22%        9.76% to     10.03%
   2005     184,693    25.00 to 25.24    4,654,789   1.52% to 1.77%        2.03%        0.99% to      1.24%
   2004     139,747    24.76 to 24.93    3,481,876   1.52% to 1.77%        0.23%        9.09% to      9.36%
   2003      37,970    22.70 to 22.80      865,443   1.52% to 1.77%        3.68%     7.38%(5) to    7.49%(5)
   2002          --       --       --           --              --           --           --             --

Small & Mid Cap Value Portfolio (Class 3)
   2006     811,474    18.14 to 18.36   14,895,419   1.52% to 1.77%        0.07%       11.47% to     11.75%
   2005     795,443    16.27 to 16.43   13,065,938   1.52% to 1.77%        0.00%        3.93% to      4.20%
   2004     699,209    15.66 to 15.77   11,024,742   1.52% to 1.77%        0.92%       15.76% to     16.05%
   2003      56,336    13.53 to 13.59      765,442   1.52% to 1.77%        0.01%    18.17%(5) to   18.30%(5)
   2002          --       --       --           --              --           --           --             --

Comstock Portfolio (Class II)
   2006   2,195,489    13.97 to 14.14   31,022,909   1.52% to 1.77%        1.15%       14.01% to     14.29%
   2005   1,838,626    12.25 to 12.37   22,730,013   1.52% to 1.77%        0.75%        2.28% to      2.54%
   2004     881,182    11.98 to 12.06   10,623,196   1.52% to 1.77%        0.67%       15.37% to     15.66%
   2003     371,432    10.38 to 10.43    3,872,189   1.52% to 1.77%        0.59%       28.48% to     28.80%
   2002     168,770     8.08 to  8.10    1,365,127   1.52% to 1.77%        0.08%      -20.71% to -19.16%(4)

Strategic Growth Portfolio (Class II)
   2006     175,290     9.54 to  9.71    1,698,690   1.52% to 1.77%        0.00%        0.82% to      1.08%
   2005     152,466     9.47 to  9.60    1,461,630   1.52% to 1.77%        0.01%        5.75% to      6.01%
   2004     200,408     8.95 to  9.06    1,812,632   1.52% to 1.77%        0.00%        4.91% to      5.17%
   2003     245,014     8.53 to  8.61    2,107,785   1.52% to 1.77%        0.00%       24.81% to     25.12%
   2002     147,400     6.84 to  6.88    1,013,494   1.52% to 1.77%        0.02%      -33.67% to -30.41%(4)

Growth and Income Portfolio (Class II)
   2006   1,609,164    15.26 to 15.45   24,860,703   1.52% to 1.77%        0.83%       13.94% to     14.23%
   2005   1,107,524    13.39 to 13.53   14,979,751   1.52% to 1.77%        0.67%        7.79% to      8.06%
   2004     561,235    12.42 to 12.52    7,024,439   1.52% to 1.77%        0.74%       12.12% to     12.40%
   2003     262,065    11.08 to 11.14    2,918,413   1.52% to 1.77%        0.47%       25.44% to     25.75%
   2002     105,663     8.83 to  8.86      935,499   1.52% to 1.77%        0.20%   -14.87%(4) to  -13.67%(4)

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6      UNIT VALUES (continued)

                      At December 31                              For the Year Ended December 31
          ----------------------------------------   ----------------------------------------------------
                      Unit Fair Value                Expense Ratio    Investment         Total Return
                         Lowest to      Net Assets      Lowest          Income             Lowest to
 Year       Units       Highest ($)        ($)       to Highest (1)    Ratio (2)          Highest (3)
-------   ---------   ---------------   ----------   --------------   ----------   ----------------------
Global Growth Fund (Class 2)
   2006   1,924,182    21.49 to 21.74   41,806,852   1.52% to 1.77%        0.86%      18.31%  to   18.61%
   2005   1,418,479    18.17 to 18.32   25,983,635   1.52% to 1.77%        0.63%      12.08%  to   12.36%
   2004     816,302    16.21 to 16.31   13,310,053   1.52% to 1.77%        0.40%      11.50%  to   11.78%
   2003     166,608    14.54 to 14.59    2,430,368   1.52% to 1.77%        0.00%    16.79%(5) to 16.92%(5)
   2002          --       --       --           --     --       --           --           --           --

Growth Fund (Class 2)
   2006   2,301,129    19.98 to 20.19   46,442,798   1.52% to 1.77%        0.83%       8.28%  to    8.56%
   2005   1,906,814    18.45 to 18.60   35,450,693   1.52% to 1.77%        0.78%      14.15%  to   14.44%
   2004   1,242,872    16.16 to 16.25   20,191,680   1.52% to 1.77%        0.23%      10.53%  to   10.81%
   2003     422,389    14.62 to 14.67    6,194,824   1.52% to 1.77%        0.21%    11.28%(5) to 11.40%(5)
   2002          --       --       --           --     --       --           --           --           --

Growth-Income Fund (Class 2)
   2006   4,640,659    18.06 to 18.25   84,683,331   1.52% to 1.77%        1.68%      13.18%  to   13.47%
   2005   3,627,119    15.95 to 16.09   58,332,802   1.52% to 1.77%        1.52%       3.98%  to    4.24%
   2004   2,255,048    15.34 to 15.43   34,793,668   1.52% to 1.77%        1.20%       8.44%  to    8.71%
   2003     688,783    14.15 to 14.20    9,777,935   1.52% to 1.77%        1.61%   12.64%(5)  to 12.76%(5)
   2002          --       --       --           --     --       --           --          --            --

Growth and Income Portfolio (Class VC)
   2006   2,081,151    13.59 to 13.76   28,623,063   1.52% to 1.77%        1.40%      15.22%  to   15.50%
   2005   1,580,507    11.79 to 11.91   18,819,505   1.52% to 1.77%        1.23%       1.44%  to    1.69%
   2004     913,724    11.62 to 11.71   10,699,012   1.52% to 1.77%        1.41%      10.68%  to   10.96%
   2003     157,785    10.50 to 10.56    1,665,319   1.52% to 1.77%        1.29%   12.94%(5)  to 13.06%(5)
   2002          --       --       --           --     --       --           --          --             --

(1) These amounts represent the annualized contract expenses of the variable account, consisting of mortality and expense charges and distribution charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying investment portfolios have been excluded. For additional information on charges and deductions, see footnote 3.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the variable account from the underlying investment portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable account is affected by the timing of the declaration of dividends by the underlying investment portfolio in which the variable account invests.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying investment portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(4)   For the period from the following effective dates to December 31, 2002:

     Growth and Income Portfolio (Highest)                             01/25/02
     Comstock Portfolio - (Lowest)                                     01/29/02
     Emerging Growth Portfolio - (Lowest)                              01/29/02
     Growth and Income Portfolio - (Lowest)                            02/19/02

(5)   For the period from July 28, 2003 to December 31, 2003.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                              Page
                                                                            Number(s)
                                                                            ---------
Report of Independent Registered Public Accounting Firm                     --

Consolidated Balance Sheet - December 31, 2006 and 2005                     1 to 2

Consolidated Statement of Income and Comprehensive Income -
Years Ended December 31, 2006, 2005 and 2004                                3 to 4

Consolidated Statement of Cash Flows - Years Ended
December 31, 2006, 2005 and 2004                                            5 to 6

Notes to Consolidated Financial Statements                                  7 to 33

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AIG SunAmerica Life Assurance Company:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AIG SunAmerica Life Assurance Company (the "Company"), an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2006 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting and reporting for certain nontraditional long-duration contracts in 2004.

PricewaterhouseCoopers LLP
Los Angeles, California
April 24, 2007

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET
                                  DECEMBER 31,

                                                                      2006               2005
                                                                   -----------        -----------
                                                                           (in thousands)
ASSETS

Investments and cash:
   Cash and short-term investments                                 $   167,722        $   190,066
   Bonds, notes and redeemable preferred stocks available for sale, at fair value (amortized cost:  2006, $3,946,612;
      2005, $4,822,874)                                              3,952,023          4,870,876
   Mortgage loans                                                      536,357            490,876
   Policy loans                                                        159,222            170,353
   Mutual funds                                                         29,633             24,380
   Common stocks available for sale, at fair value (cost:
      2006, $21,701; 2005, $25,015)                                     22,006             26,341
   Securities lending collateral, at fair value (which
      approximates cost)                                             2,110,459          1,278,694
   Other invested assets                                                47,045             65,310
                                                                   -----------        -----------

   Total investments and cash                                        7,024,467          7,116,896

Variable annuity assets held in separate accounts                   27,789,310         24,379,389
Accrued investment income                                               59,167             67,911
Deferred acquisition costs                                           1,456,680          1,378,018
Other deferred expenses                                                263,613            255,601
Income taxes currently receivable from Parent                               67              4,833
Goodwill                                                                14,056             14,056
Other assets                                                           108,852             73,562
                                                                   -----------        -----------

TOTAL ASSETS                                                       $36,716,212        $33,290,266
                                                                   ===========        ===========

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEET (Continued)
                                  DECEMBER 31,

                                                                       2006               2005
                                                                    -----------        -----------
                                                                            (in thousands)
LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities:
   Reserves for fixed annuity and fixed accounts of variable
     annuity contracts                                              $ 2,926,124        $ 3,548,441
   Reserves for universal life insurance contracts                    1,408,877          1,472,956
   Reserves for guaranteed investment contracts                          42,647            117,556
   Reserves for guaranteed benefits                                      75,234             65,895
   Securities lending payable                                         2,110,459          1,278,694
   Due to affiliates                                                     23,866             11,914
   Other liabilities                                                    233,948            245,046
                                                                    -----------        -----------

   Total reserves, payables and accrued liabilities                   6,821,155          6,740,502

Variable annuity liabilities related to separate accounts            27,789,310         24,379,389

Deferred income taxes                                                   345,376            316,578
                                                                    -----------        -----------

Total liabilities                                                    34,955,841         31,436,469
                                                                    -----------        -----------

Shareholder's equity:

  Common stock                                                            3,511              3,511
  Additional paid-in capital                                            761,664            761,259
  Retained earnings                                                     992,179          1,074,953
  Accumulated other comprehensive income                                  3,017             14,074
                                                                    -----------        -----------

  Total shareholder's equity                                          1,760,371          1,853,797
                                                                    -----------        -----------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                          $36,716,212        $33,290,266
                                                                    ===========        ===========

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME
                        FOR THE YEARS ENDED DECEMBER 31,

                                                              2006           2005           2004
                                                            ---------      ---------      ---------
                                                                       (in thousands)
REVENUES

     Fee income:
         Variable annuity policy fees, net of
            reinsurance                                     $ 491,422      $ 429,037      $ 374,367
         Asset management fees                                 79,385         82,128         84,343
         Universal life insurance policy fees, net of
            reinsurance                                        29,539         33,244         33,899
         Surrender charges                                     26,416         26,900         26,219
         Other fees                                            16,478         15,510         15,753
                                                            ---------      ---------      ---------
     Total fee income                                         643,240        586,819        534,581

     Investment income                                        326,671        344,691        362,607
     Net realized investment gain (loss)                        3,928          8,925        (22,820)
                                                            ---------      ---------      ---------

Total revenues                                                973,839        940,435        874,368
                                                            ---------      ---------      ---------

BENEFITS AND EXPENSES
     Interest expense:
        Fixed annuity and fixed accounts of variable
         annuity contracts                                    108,268        124,575        140,889
        Universal life insurance contracts                     66,361         70,290         73,745
        Guaranteed investment contracts                         4,607          6,608          6,034
        Subordinated notes payable to affiliates                   --             --          2,081
                                                            ---------      ---------      ---------
     Total interest expense                                   179,236        201,473        222,749
     Amortization of bonus interest                            22,526         18,069         10,357
     Amortization of deferred acquisition costs and
       other deferred expenses                                218,795        218,029        157,650
     Claims on universal life insurance contracts, net
       of reinsurance recoveries                               17,897         18,412         17,420
     Guaranteed benefits, net of
       reinsurance recoveries                                  42,685         24,967         58,756
     General and administrative expenses                      149,450        131,310        131,612
     Annual commissions                                        89,798         75,534         64,323
                                                            ---------      ---------      ---------

Total benefits and expenses                                   720,387        687,794        662,867
                                                            ---------      ---------      ---------

PRETAX INCOME                                                 253,452        252,641        211,501

Income tax expense                                             56,226         70,738          6,410
                                                            ---------      ---------      ---------

INCOME BEFORE CUMULATIVE EFFECT OF
     ACCOUNTING CHANGE                                        197,226        181,903        205,091

Cumulative effect of accounting change, net of tax                 --             --        (62,589)
                                                            ---------      ---------      ---------

NET INCOME                                                  $ 197,226      $ 181,903      $ 142,502
                                                            ---------      ---------      ---------


          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
      CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Continued)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                           2006            2005            2004
                                                         ---------       ---------       ---------
                                                                      (in thousands)
OTHER COMPREHENSIVE LOSS, NET OF TAX:

Unrealized depreciation of investments - net of
   reclassification and related
   amortization of deferred acquisition
   costs and other deferred expenses                     $ (18,992)      $ (77,495)      $ (20,487)

Reclassification adjustment for net realized (gain)
   loss included in net income                                (567)        (10,436)         19,263

Foreign currency translation adjustments                     2,546          (2,071)          1,170

Deferred income tax benefit on above changes                 5,956          31,502              19
                                                         ---------       ---------       ---------
OTHER COMPREHENSIVE LOSS                                   (11,057)        (58,500)            (35)
                                                         ---------       ---------       ---------
COMPREHENSIVE INCOME                                     $ 186,169       $ 123,403       $ 142,467
                                                         =========       =========       =========

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           2006              2005              2004
                                                                        -----------       -----------       -----------
                                                                                        (in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                              $   197,226       $   181,903       $   142,502
Adjustments to reconcile net income to net cash provided by
  operating activities:
  Cumulative effect of accounting change, net of tax                             --                --            62,589
  Interest credited to:
    Fixed annuity and fixed accounts of variable annuity contracts          108,268           124,575           140,889
    Universal life insurance contracts                                       66,361            70,290            73,745
    Guaranteed investment contracts                                           4,607             6,608             6,034
  Net realized investment (gain) loss                                        (3,928)           (8,925)           22,820
  Amortization of net premium/(accretion of net discount) on
   Investments                                                               (1,790)           12,399              (705)
  Amortization of deferred acquisition costs and other expenses             241,321           236,098           168,007
  Acquisition costs deferred                                               (245,028)         (202,790)         (246,033)
  Other expenses deferred                                                   (27,996)          (22,619)          (46,799)
  Provision for deferred income taxes                                        34,754            90,547            49,337
  Change in:
    Accrued investment income                                                 8,744             5,858               878
    Income taxes currently receivable from Parent                             4,766             5,112             5,510
    Other assets                                                             (4,867)           (4,842)            6,035
    Due from/to affiliates                                                   11,952            (9,741)            2,366
    Other liabilities                                                        26,450             2,292             7,132
  Other, net                                                                (15,639)          (13,556)          (12,836)
                                                                        -----------       -----------       -----------

NET CASH PROVIDED BY OPERATING ACTIVITIES                                   405,201           473,209           381,471

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of:
  Bonds, notes and redeemable preferred stocks                             (595,892)       (2,368,070)       (1,232,311)
  Mortgage loans                                                           (209,311)         (112,327)          (31,502)
  Other investments, excluding short-term investments                       (14,715)          (48,499)          (33,235)
Sales of:
  Bonds, notes and redeemable preferred stocks                              668,845         1,674,197           651,301
  Other investments, excluding short-term investments                         4,378            56,295            22,283
Redemptions and maturities of:
  Bonds, notes and redeemable preferred stocks                              800,127           826,462           898,682
  Mortgage loans                                                            164,203           246,470           125,475
  Other investments, excluding short-term investments                        11,230            15,903            10,915
Change in securities lending collateral                                    (831,765)         (394,902)         (369,647)
                                                                        -----------       -----------       -----------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES                     $    (2,900)      $  (104,471)      $    41,961

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                            2006               2005             2004
                                                                         -----------       -----------       -----------
                                                                                         (in thousands)
CASH FLOWS FROM FINANCING ACTIVITIES:
Deposits received on:
  Fixed annuity and fixed accounts of variable annuity contracts         $ 1,588,153       $ 1,351,964       $ 1,360,319
  Universal life insurance contracts                                          38,774            41,611            45,183
Net exchanges from the fixed accounts of variable annuity contracts       (1,598,673)       (1,171,713)       (1,332,240)
Withdrawal payments on:
  Fixed annuity and fixed accounts of variable annuity contracts            (688,604)         (611,301)         (458,052)
  Universal life insurance contracts                                         (52,833)          (57,465)          (69,185)
  Guaranteed investment contracts                                            (79,413)         (104,411)           (8,614)
Claims and annuity payments, net of reinsurance, on:
  Fixed annuity and fixed accounts of variable annuity contracts             (86,143)          (99,903)         (108,691)
  Universal life insurance contracts                                         (97,671)          (98,473)         (105,489)
Net receipts from (repayments of) other short-term financings                     --                --           (41,060)
Net payment related to a modified coinsurance transaction                         --                --            (4,738)
Change in securities lending payable                                         831,765           394,902           369,647
Dividend paid to Parent                                                     (280,000)          (25,000)           (2,500)
                                                                         -----------       -----------       -----------
NET CASH USED IN FINANCING ACTIVITIES                                       (424,645)         (379,789)         (355,420)
                                                                         -----------       -----------       -----------

NET INCREASE (DECREASE) IN CASH AND SHORT-TERM
  INVESTMENTS                                                                (22,344)          (11,051)           68,012

CASH AND SHORT-TERM INVESTMENTS
  AT BEGINNING OF PERIOD                                                     190,066           201,117           133,105
                                                                         -----------       -----------       -----------
CASH AND SHORT-TERM INVESTMENTS
  AT END OF PERIOD                                                       $   167,722       $   190,066       $   201,117
                                                                         ===========       ===========       ===========

SUPPLEMENTAL CASH FLOW INFORMATION:

Interest paid on indebtedness                                            $        --       $        --       $     2,081
                                                                         ===========       ===========       ===========

Income taxes received from (paid to) Parent                              $   (16,706)      $    24,923       $   (47,749)
                                                                         ===========       ===========       ===========
Non-cash activity - bonus interest expense deferred and credited to
   reserve for annuity contracts                                         $    28,471       $    22,338       $    16,107
                                                                         ===========       ===========       ===========

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                        DECEMBER 31, 2006, 2005 AND 2004

1.   BASIS OF PRESENTATION

     AIG SunAmerica Life Assurance Company (the "Company") is a direct wholly owned subsidiary of SunAmerica Life Insurance Company (the "Parent"), which is a wholly owned subsidiary of AIG Retirement Services, Inc. ("AIGRS") (formerly AIG SunAmerica Inc.), a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which, through its subsidiaries, is engaged in a broad range of insurance and insurance-related activities in the United States and abroad. AIG's activities include general insurance, life insurance and retirement services, financial services and asset management.

     The Company is an Arizona-domiciled life insurance company principally engaged in the business of writing variable annuity contracts directed to the market for tax-deferred, long-term savings products. The Company owns 100% of the outstanding capital stock of its consolidated subsidiary, AIG SunAmerica Asset Management Corp. ("SAAMCo") which in turn has two wholly owned subsidiaries: AIG SunAmerica Capital Services, Inc. ("SACS") and AIG SunAmerica Fund Services, Inc. ("SFS").

     SAAMCo and its wholly owned distributor, SACS, and its wholly owned servicing administrator, SFS, represent the Company's asset management operations. These companies earn fee income by managing, distributing and administering a diversified family of mutual funds, managing certain subaccounts offered within the Company's variable annuity products and providing professional management of individual, corporate and pension plan portfolios.

     The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets held in separate accounts.

     Products for the annuity operations and asset management operations are marketed through affiliated and independent broker-dealers, full-service securities firms and financial institutions. One independent selling organization in the annuity operations represented 28%, 32% and 25% of deposits in the years ended December 31, 2006, 2005 and 2004, respectively. No other independent selling organization was responsible for 10% or more of deposits for any such period. One independent selling organization in the asset management operations represented 16%, 12% and 16% of deposits in the years ended December 31, 2006, 2005 and 2004, respectively. No other independent selling organization was responsible for 10% or more of deposits for any such period.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates. Certain prior period items have been reclassified to conform to the current period's presentation.

     INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

     Bonds, notes and redeemable preferred stocks available for sale and common stocks available for sale are carried at aggregate fair value and changes in unrealized gains or losses, net of deferred acquisition costs, other deferred expenses and income tax, are credited or charged directly to the accumulated other comprehensive income or loss component of shareholder's equity. Bonds, notes, redeemable preferred stocks and common stocks are reduced to estimated net fair value when declines in such values are considered to be other than temporary. Estimates of net fair value are subjective and actual realization will be dependent upon future events.

     Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances. Mutual funds consist of seed money for mutual funds used as investment vehicles for the Company's variable annuity separate accounts and are carried at market value. Real estate is carried at the lower of cost or net realizable value.

     Securities lending collateral consists of securities provided as collateral with respect to the Company's securities lending program. The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The fair value of securities pledged under the securities lending agreement was $2,041,026,000 and $1,249,900,000 as of December 31, 2006 and 2005, respectively, and represents securities included in bonds, notes and redeemable preferred stocks available for sale caption in the consolidated balance sheet. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the consolidated statement of income and comprehensive income. At December 31, 2006, approximately $50,988,000 of such collateral was invested in AIG affiliated entities.

     Other invested assets consist principally of investments in derivative financial instruments purchased to partially offset the risk of guaranteed minimum account value ("GMAV") benefits and guaranteed minimum withdrawal benefits ("GMWB") (see Note 7) and a limited partnership. The derivative financial instruments are marked to market and changes in market value are recorded through net realized investment gain (loss) included in the consolidated statement of income and comprehensive income. The limited partnership investment in which the Company holds five percent or greater interest is carried at the Company's share of the net asset value of the partnership. The change in such net asset value, accounted for under the equity method, is recorded in earnings through investment income.

     Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      The Company regularly reviews its investments for possible impairment based on criteria including economic conditions, market prices, past experience and other issuer-specific developments among other factors. If there is a decline in a security's net realizable value, a determination is made as to whether that decline is temporary or "other than temporary". If it is believed that a decline in the value of a particular investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income. If it is believed that the decline is "other than temporary", the Company writes down the carrying value of the investment and records a realized loss in the consolidated statement of income and comprehensive income. Impairment writedowns totaled $12,205,000, $10,288,000 and $21,050,000 in 2006, 2005 and 2004,
      respectively.

      DERIVATIVE FINANCIAL INSTRUMENTS: Derivative financial instruments primarily used by the Company include interest rate swap agreements and derivative financial instruments entered into to partially offset the risk of certain guarantees of annuity contract values. The Company is neither a dealer nor a trader in derivative financial instruments.

      The Company recognizes all derivatives in the consolidated balance sheet at fair value. Gains and losses in the fair value of derivatives are recognized in net realized investment gain (loss) in the consolidated statement of income and comprehensive income.

      The Company issues certain variable annuity products that offer optional GMAV and GMWB living benefits. Under Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards ("FAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities"("FAS 133"), the GMAV and GMWB benefits are considered embedded derivatives that are bifurcated and marked to market and recorded in other assets in the consolidated balance sheet. Changes in the market value of the estimated GMAV and GMWB benefits are recorded in net realized investment gain (loss) in the consolidated statement of income and comprehensive income.

      DEFERRED ACQUISITION COSTS ("DAC"): Policy acquisition costs are deferred and amortized over the estimated lives of the annuity and universal life insurance contracts. Policy acquisition costs include commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business.

      DAC is amortized based on a percentage of expected gross profits ("EGPs") over the life of the underlying contracts. EGPs are computed based on assumptions related to the underlying contracts, including their anticipated duration, the growth rate of the separate account assets (with respect to variable options of the variable annuity contracts) or general account assets (with respect to fixed options of variable annuity contracts ("Fixed Options") and universal life insurance contracts) supporting the annuity obligations, costs of providing for contract guarantees and the level of expenses necessary to maintain the contracts. The Company adjusts amortization of DAC and other deferred expenses (a "DAC unlocking") when estimates of future gross profits to be realized from its annuity contracts are revised.

      The assumption for the long-term annual net growth of the separate account assets used by the Company in the determination of DAC amortization with respect to its variable annuity contracts is 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology that allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance was 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC unlocking will occur if management deems the short-term growth rate (i.e., the growth

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      rate required to revert to the mean 10% growth rate over a five-year period) to be unreasonable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary within the industry.

      As debt and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gain or loss on debt and equity securities available for sale which is a component of accumulated other comprehensive income (loss) and is credited or charged directly to shareholder's equity.

      The Company reviews the carrying value of DAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to amortization expense on the consolidated statement of income and comprehensive income.

      OTHER DEFERRED EXPENSES: The annuity operations currently offer enhanced crediting rates or bonus payments to contract holders on certain of its products. Such amounts are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC. The Company reviews the carrying value of other deferred expenses on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned, credited rates, persistency, withdrawal rates, rates of market return and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

      The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature (collectively, "Distribution Fee Revenue"). The Company amortizes these deferred distribution costs on a straight-line basis, adjusted for redemptions, over a period ranging from one year to eight years depending on share class. Amortization of these deferred distribution costs is increased if at any reporting period the value of the deferred amount exceeds the projected Distribution Fee Revenue. The projected Distribution Fee Revenue is impacted by estimated future withdrawal rates and the rates of market return. Management uses historical activity to estimate future withdrawal rates and average annual performance of the equity markets to estimate the rates of market return.

      VARIABLE ANNUITY ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS: The assets and liabilities resulting from the receipt of variable annuity deposits are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in variable annuity policy fees in the consolidated statement of income and comprehensive income.

      GOODWILL: Goodwill amounted to $14,056,000 (net of accumulated amortization of $18,838,000) at December 31, 2006 and 2005. In accordance with Statement of Financial Accounting Standard No. 142, "Goodwill and Other Intangible Assets" ("SFAS 142"), the Company assesses goodwill for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred. The assessment of impairment involves a two-step process whereby an initial assessment for potential impairment is performed, followed by a measurement of the amount of the impairment, if any. The Company has evaluated goodwill for impairment as of December 31, 2006 and 2005, and has determined that no impairment provision is necessary.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      RESERVES FOR FIXED ANNUITY CONTRACTS, FIXED ACCOUNTS OF VARIABLE ANNUITY CONTRACTS, UNIVERSAL LIFE INSURANCE CONTRACTS AND GUARANTEED INVESTMENT
      CONTRACTS: Reserves for fixed annuity, Fixed Options, universal life insurance and guaranteed investment contracts are accounted for in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees). Under GAAP, deposits collected on these products are not reflected as revenues in the Company's consolidated statement of income and comprehensive income, as they are recorded directly to contract holders' liabilities upon receipt.

      RESERVES FOR GUARANTEED BENEFITS: Reserves for guaranteed minimum death benefits ("GMDB"), earnings enhancement benefit ("EEB") and guaranteed minimum income benefits ("GMIB") are accounted for in accordance with Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). The Company reported for the first quarter of 2004 a one-time cumulative accounting charge upon adoption of $62,589,000 ($96,291,000 pre-tax) to reflect the liability and the related impact of DAC and reinsurance as of January 1, 2004.

      FEE INCOME: Fee income includes variable annuity policy fees, asset management fees, universal life insurance fees and surrender charges. Variable annuity policy fees are generally based on the market value of assets in the separate accounts supporting the variable annuity contracts. Asset management fees include investment advisory fees and 12b-1 distribution fees and are based on the market value of assets managed in mutual funds and certain variable annuity portfolios by SAAMCo. Universal life insurance policy fees consist of mortality charges, up-front fees earned on deposits received and administrative fees, net of reinsurance premiums. Surrender charges are assessed on withdrawals occurring during the surrender charge period. All fee income is recorded as income when earned.

      INCOME TAXES: Prior to 2004, the Company was included in a consolidated federal income tax return with its Parent. Also, prior to 2004, SAAMCO, SFS and SACS were included in a separate consolidated federal income tax return with their parent, Saamsun Holdings Corporation. Beginning in 2004, all of these companies are included in the consolidated federal income tax return of their ultimate parent, AIG. Income taxes have been calculated as if each entity files a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax basis of assets and liabilities using enacted income tax rates and laws.

      RECENT ACCOUNTING STANDARDS:

      ACCOUNTING CHANGES: FASB staff pronouncement ("FSP") FAS 115-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments," ("FSP FAS 115-1") replaces the measurement and recognition guidance set forth in Emerging Issue Task Force ("EITF") Issue No. 03-1 and codifies certain existing guidance on impairment and accretion of income in periods subsequent to an other-than-temporary impairment, where appropriate. The Company's adoption of FSP FAS 115-1 on January 1, 2006 did not have a material effect on the Company's consolidated financial condition or results of operations.

      On June 29, 2005, the Financial Accounting Standards Board ("FASB") issued Statement 133 Implementation Issue No. B38, "Embedded Derivatives:
      Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option." This implementation guidance relates to the potential settlement of the debtor's obligation to the creditor that would occur upon exercise of the put option or call option, which meets the net settlement criterion in FAS
      133. The effective date of the implementation guidance was January 1, 2006. The adoption of this guidance did not have a material effect on the Company's consolidated financial condition or results of operations.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      On June 29, 2005, FASB issued Statement 133 Implementation Issue No. B39, "Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor." The conditions in FAS 133 paragraph 13(b) do not apply to an embedded call option in a hybrid instrument containing a debt host contract if the right to accelerate the settlement of the debt can be exercised only by the debtor (issuer/borrower). This guidance does not apply to other embedded derivative features that may be present in the same hybrid instrument. The effective date of the implementation guidance was January 1, 2006. The adoption of this guidance did not have a material effect on the Company's consolidated financial condition or results of operations.

      FUTURE APPLICATION OF ACCOUNTING STANDARDS: In September 2005, the AICPA issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 provides guidance on accounting for DAC on internal replacements of insurance and investment contracts other than those specifically described in FASB Statement No.
      97. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverage that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. The effective date of SOP 05-1 is January 1, 2007. Based on current practices, the Company does not expect the implementation of SOP 05-1 to have a material effect on its consolidated financial position or results of operations.

      On February 16, 2006, the FASB issued FAS No. 155, "Accounting for Certain Hybrid Financial Instruments" (FAS 155), an amendment of FAS 140 and FAS
      133. FAS 155 allows the Company to include changes in fair value in earnings on an instrument-by instrument basis for any hybrid financial instrument that contains an embedded derivative that would otherwise be required to be bifurcated and accounted for separately under FSA 133. The election to measure the hybrid instrument at fair value is irrevocable at the acquisition or issuance date. FAS 155 is effective for all financial instruments acquired, issued, or subject to a remeasurement (new basis) event occurring after the beginning of an entity's first fiscal year that begins after September 15, 2006. The Company does not expect the implementation of FAS 155 to have a material effect on its consolidated financial position or results of operations.

      In July 2006, the FASB issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in income tax positions. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of an income tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, and additional disclosures. The effective date of this implementation guidance is January 1, 2007, with the cumulative effect of the change in accounting principle recorded as an adjustment to opening retained earnings. The Company does not expect the implementation of FIN 48 to have a material effect on its consolidated financial condition or consolidated results of operations.

      In September 2006, the FASB issued FAS No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is currently assessing the effect of implementing this guidance.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      In February 2007, the FASB issued FAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"). FAS 159 permits entities to choose to measure at fair value many financial instruments and certain other items that are not currently required to be measured at fair value. Subsequent changes in fair value for designated items will be required to be reported in earnings in the current period. FAS 159 also establishes presentation and disclosure requirements for similar types of assets and liabilities measured at fair value. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is currently assessing the effect of implementing this guidance, which depends on the nature and extent of items elected to be measured at fair value, upon initial application of the standard on January 1, 2008.

3.    INVESTMENTS

      The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by major category follow:

                                                    Amortized         Estimated
                                                      Cost            Fair Value
                                                   ----------         ----------
                                                          (in thousands)
AT DECEMBER 31, 2006:

U.S. government securities                         $   32,703         $   32,980
Mortgage-backed securities                            937,508            941,010
Securities of public utilities                        248,440            248,667
Corporate bonds and notes                           2,289,158          2,293,370
Other debt securities                                 438,803            435,996
                                                   ----------         ----------

  Total                                            $3,946,612         $3,952,023
                                                   ==========         ==========

                                                    Amortized         Estimated
                                                      Cost            Fair Value
                                                   ----------         ----------
                                                          (in thousands)
AT DECEMBER 31, 2005:

U.S. government securities                         $   32,340         $   33,337
Mortgage-backed securities                          1,049,241          1,058,516
Securities of public utilities                        275,482            277,763
Corporate bonds and notes                           2,786,283          2,817,720
Other debt securities                                 679,528            683,540
                                                   ----------         ----------

  Total                                            $4,822,874         $4,870,876
                                                   ==========         ==========

      At December 31, 2006, bonds, notes and redeemable preferred stocks included $131,159,000 that were not rated investment grade. These non-investment-grade securities are comprised of bonds spanning 10 industries with 32%, 28% and 14% concentrated in cyclical consumer product, utilities and noncyclical consumer product industries, respectively. No other industry concentration constituted more than 10% of these assets.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.    INVESTMENTS (Continued)

      At December 31, 2006, mortgage loans were collateralized by properties located in 22 states, with loans totaling approximately 34% of the aggregate carrying value of the portfolio secured by properties located in California. No more than 10% of the portfolio was secured by properties in any other single state.

      At December 31, 2006, the carrying value, which approximates its estimated fair value, of all investments in default as to the payment of principal or interest totaled $50,000 of bonds.

      As a component of its asset and liability management strategy, the Company utilizes interest rate swap agreements to match assets more closely to liabilities. Interest rate swap agreements exchange interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) with a counterparty, based on an underlying principal balance (notional principal) to hedge against interest rate changes.

      The Company typically utilizes swap agreements to create a hedge that effectively converts floating-rate assets to fixed-rate instruments.

      At December 31, 2006, $9,709,000 of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

      Included in the bonds, notes and redeemable preferred stock at December 31, 2006 is a bond carried at fair value of $22,484,000 that is issued by an affiliate.

      The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by contractual maturity, as of December 31, 2006, follow:

                                                    Amortized         Estimated
                                                      Cost            Fair Value
                                                   ----------         ----------
                                                          (in thousands)
Due in one year or less                            $  321,883         $  320,236
Due after one year through five years               1,381,298          1,377,962
Due after five years through ten years                960,588            963,421
Due after ten years                                   345,335            349,394
Mortgage-backed securities                            937,508            941,010
                                                   ----------         ----------

  Total                                            $3,946,612         $3,952,023
                                                   ==========         ==========

      Actual maturities of bonds, notes and redeemable preferred stocks may differ from those shown above due to prepayments and redemptions.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.    INVESTMENTS (Continued)

      Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks by major category follow:

                                                      Gross              Gross
                                                   Unrealized         Unrealized
                                                      Gains             Losses
                                                   -----------        -----------
                                                           (in thousands)
AT DECEMBER 31, 2006:

U.S. government securities                         $       483         $   (206)
Mortgage-backed securities                               7,783           (4,281)
Securities of public utilities                           2,613           (2,386)
Corporate bonds and notes                               30,444          (27,877)
Other debt securities                                    4,537           (7,344)
                                                   -----------         --------

  Total                                            $    45,860         $(42,094)
                                                   ===========         ========

                                                      Gross              Gross
                                                   Unrealized         Unrealized
                                                      Gains             Losses
                                                   -----------        -----------
                                                           (in thousands)
AT DECEMBER 31, 2005:

U.S. government securities                         $       997         $     --
Mortgage-backed securities                              15,534           (6,259)
Securities of public utilities                           4,449           (2,168)
Corporate bonds and notes                               59,243          (26,905)
Other debt securities                                   12,697           (8,685)
                                                   -----------         --------

  Total                                            $    92,920         $(44,017)
                                                   ===========         ========

      Gross unrealized gains on equity securities were $305,000 and $1,326,000 at December 31, 2006 and 2005, respectively. There were no unrealized losses on equity securities at December 31, 2006 and 2005.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.    INVESTMENTS (Continued)

      The following tables summarize the Company's gross unrealized losses and estimated fair values on investments, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2006 and 2005 (dollars in thousands).

                                       Less than 12 Months              12 Months or More                      Total
                                 -----------------------------  ------------------------------  --------------------------------
                                             Unrealized                      Unrealized                      Unrealized
December 31, 2006                Fair Value     Loss     Items  Fair Value      Loss     Items  Fair Value      Loss      Items
                                 -----------------------------  ------------------------------  --------------------------------
U.S. Government                  $   18,077   $   (206)      2  $        --  $      --      --  $    18,077   $    (206)       2
Mortgage-backed securities          183,835     (1,114)     18      218,826     (3,167)     60      402,661      (4,281)      78
Securities of public utilities       37,825       (133)      6       97,536     (2,253)     22      135,361      (2,386)      28
Corporate bonds and notes           342,311     (2,732)     42    1,007,523    (25,145)    166    1,349,834     (27,877)     208
Other debt securities                99,877       (938)     19      145,914     (6,406)     32      245,791      (7,344)      51
                                 -----------------------------  ------------------------------  --------------------------------
Total                            $  681,925   $ (5,123)     87  $ 1,469,799  $ (36,971)    280  $ 2,151,724   $ (42,094)     367
                                 =============================  ==============================  ================================

                                        Less than 12 Months             12 Months or More                       Total
                                 -----------------------------  ------------------------------  ---------------------------------
                                             Unrealized                      Unrealized                      Unrealized
December 31, 2005                Fair Value     Loss     Items  Fair Value      Loss     Items   Fair Value     Loss        Items
                                 -----------------------------  ------------------------------  ---------------------------------
Mortgage-backed securities       $  400,513  $  (4,275)     85  $  57,067    $ (1,984)      13  $   457,580   $ (6,259)        98
Securities of public utilities       83,797     (1,538)     19     18,485        (630)       6      102,282     (2,168)        25
Corporate bonds and notes         1,156,959    (18,235)    189    233,052      (8,670)      49    1,390,011    (26,905)       238
Other debt securities               181,348     (3,540)     31    124,346      (5,145)      23      305,694     (8,685)        54
                                 -----------------------------  ------------------------------  ---------------------------------
 Total                           $1,822,617  $ (27,588)    324  $ 432,950    $ (16,429)     91  $ 2,255,567   $(44,017)       415
                                 =============================  ==============================  =================================

The net realized investment gain (loss) includes the following:

                                                                  Years ended December 31,
                                                  ----------------------------------------------------
                                                       2006              2005               2004
                                                  --------------   ---------------    ----------------
                                                                    (in thousands)
Bonds, notes and redeemable preferred stock       $       1,685    $    (19,770)      $        (20,613)
Common stock                                             (1,124)             51                   (242)
Other gains (losses)                                      3,367          28,644                 (1,965)
                                                  -------------    ------------       ----------------
Net realized investment gain (loss)               $       3,928    $      8,925       $        (22,820)
                                                  =============    ============       ================

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.    INVESTMENTS (Continued)

      Realized investment gains and losses on sales of bonds, notes and redeemable preferred stock and equity securities are as follows:

                                                                              Years ended December 31,
                                                  -------------------------------------------------------------------------------
                                                           2006                      2005                          2004
                                                  --------------------   ---------------------------  ---------------------------
                                                                                   (in thousands)
BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS:
    Realized gains                                $    17,049            $                 11,526     $        12,240
    Realized losses                                    (6,659)                            (23,927)            (12,623)

COMMON STOCKS:
    Realized gains                                $     2,376            $                     51     $             5
    Realized losses                                        --                                  --                (247)


      The sources and related amounts of investment income are as follows:

                                                                              Years ended December 31,
                                                  -----------------------------------------------------------------------------
                                                          2006                      2005                         2004
                                                  --------------------   ---------------------------  -------------------------
                                                                                   (in thousands)
Short-term investments                            $       13,926         $             7,740          $             2,483
Bonds, notes and redeemable preferred stocks             257,509                     264,284                      293,258
Mortgage loans                                            41,915                      48,633                       50,825
Partnerships                                               1,155                      10,393                          417
Policy loans                                              13,288                      13,869                       17,130
Other invested assets                                      1,062                       1,780                          960
Less: investment expenses                                 (2,184)                     (2,008)                      (2,466)
                                                  --------------         -------------------          -------------------

Total investment income                           $      326,671         $           344,691          $           362,607
                                                  ==============         ===================          ===================

4.    FAIR VALUE OF FINANCIAL INSTRUMENTS

      The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized non-financial assets (including its real estate investments and other invested assets except for partnerships) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

      The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

      The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

      CASH AND SHORT-TERM INSTRUMENTS: Carrying value is considered to be a reasonable estimate of fair value.

      BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information. For securities that do not have readily determinable market prices, the fair value is estimated with internally prepared valuations (including those based on estimates of future profitability). Otherwise, the most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible is used to estimate the fair value of those securities.

      MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

      POLICY LOANS: Carrying value is considered a reasonable estimate of fair value.

      MUTUAL FUNDS: Fair value is considered to be the market value of the underlying securities.

      COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

      SECURITIES LENDING COLLATERAL/PAYABLE: Carrying value is considered to be a reasonable estimate of fair value.

      OTHER INVESTED ASSETS: Other invested assets include derivative financial instruments and partnerships. The fair value of the derivative financial instruments is based principally on broker quotes. Fair value of partnerships that invest in debt and equity securities is based upon the fair value of the net assets of the partnerships as determined by the general partners.

      RESERVES FOR FIXED ANNUITY AND FIXED ACCOUNTS OF VARIABLE ANNUITY
      CONTRACTS: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

      RESERVES FOR GUARANTEED INVESTMENT CONTRACTS: Fair value is based on the present value of future cash flows at current pricing rates.

      OTHER ASSETS: Included in other assets are the embedded derivatives relating to GMAV and GMWB. Fair value for these embedded derivatives is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations of contract holder behavior.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.   FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

     The estimated fair values of the Company's financial instruments at December 31, 2006 and 2005 compared with their respective carrying values are as follows:

                                                                      Carrying           Fair
                                                                       Value            Value
                                                                    ------------     ------------
                                                                             (in thousands)
DECEMBER 31, 2006:

ASSETS:
      Cash and short-term investments                               $    167,722     $    167,722
      Bonds, notes and redeemable preferred stocks                     3,952,023        3,952,023
      Mortgage loans                                                     536,357          544,519
      Policy loans                                                       159,222          159,222
      Mutual funds                                                        29,633           29,633
      Common stocks                                                       22,006           22,006
      Securities lending collateral                                    2,110,459        2,110,459
      Other invested assets                                               47,045           47,045
      Other assets                                                        46,430           46,430

LIABILITIES:
      Reserves for fixed annuity and fixed accounts of variable
          annuity contracts                                         $  2,926,124     $  2,878,992
      Reserves for guaranteed investment contracts                        42,647           42,729
      Securities lending payable                                       2,110,459        2,110,459

                                                                      Carrying           Fair
                                                                       Value            Value
                                                                    ------------     ------------
                                                                             (in thousands)
DECEMBER 31, 2005:

ASSETS:
      Cash and short-term investments                               $    190,066     $    190,066
      Bonds, notes and redeemable preferred stocks                     4,870,876        4,870,876
      Mortgage loans                                                     490,876          508,485
      Policy loans                                                       170,353          170,353
      Mutual funds                                                        24,380           24,380
      Common stocks                                                       26,341           26,341
      Securities lending collateral                                    1,278,694        1,278,694
      Other invested assets                                               65,310           65,310
      Other assets                                                        14,759           14,759

LIABILITIES:
      Reserves for fixed annuity and fixed accounts of variable
          annuity contracts                                         $  3,548,441     $  3,477,797
      Reserves for guaranteed investment contracts                       117,556          117,646
      Securities lending payable                                       1,278,694        1,278,694

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.   DEFERRED ACQUISITION COSTS

     The following table summarizes the activity in deferred acquisition costs:

                                                  Years Ended December 31,
                                                  ------------------------
                                                    2006            2005
                                                 -----------    -----------
                                                       (in thousands)
Balance at beginning of year                     $ 1,378,018    $ 1,349,089
Acquisition costs deferred                           245,028        202,790
Effect of net unrealized loss on securities           23,908         13,570
Amortization charged to income                      (190,274)      (187,431)
                                                 -----------    -----------

Balance at end of year                           $ 1,456,680    $ 1,378,018
                                                 ===========    ===========

6.   OTHER DEFERRED EXPENSES

     The annuity operations defer enhanced crediting rates or bonus payments to contract holders on certain of its products ("Bonus Payments"). The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature. The following table summarizes the activity in these deferred expenses:

                                                  Bonus       Distribution
                                                 Payments         Costs          Total
                                                ---------     ------------    ---------
                                                            (in thousands)
YEAR ENDED DECEMBER 31, 2006

Balance at beginning of year                    $ 194,603      $  60,998      $ 255,601
Expenses deferred                                  41,728         14,739         56,467
Effect of net unrealized loss on securities         2,592             --          2,592
Amortization charged in income                    (22,526)       (28,521)       (51,047)
                                                ---------      ---------      ---------

Balance at end of year                          $ 216,397      $  47,216      $ 263,613
                                                =========      =========      =========

YEAR ENDED DECEMBER 31, 2005

Balance at beginning of year                    $ 182,103      $  75,678      $ 257,781
Expenses deferred                                  29,039         15,918         44,957
Effect of net unrealized loss on securities         1,530             --          1,530
Amortization charged in income                    (18,069)       (30,598)       (48,667)
                                                ---------      ---------      ---------

Balance at end of year                          $ 194,603      $  60,998      $ 255,601
                                                =========      =========      =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.   GUARANTEED BENEFITS

     The Company issues variable annuity contracts for which the investment risk is generally borne by the contract holder, except with respect to amounts invested in the Fixed Options. For many of the Company's variable annuity contracts, the Company offers contractual guarantees in the event of death, at specified dates during the accumulation period, upon certain withdrawals or at annuitization. Such benefits are referred to as guaranteed minimum death benefits ("GMDB"), guaranteed minimum account value ("GMAV"), guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum income benefit ("GMIB"), respectively. The Company also issues certain variable annuity products that offer an optional earnings enhancement benefit ("EEB") feature that provides an additional death benefit amount equal to a fixed percentage of earnings in the contract, subject to certain maximums.

     The assets supporting the variable portion of variable annuity contracts are carried at fair value and reported as summary total "variable annuity assets held in separate accounts" with an equivalent summary total reported for liabilities. Amounts assessed against the contract holders for mortality, administrative, other services and certain features are included in variable annuity policy fees, net of reinsurance, in the consolidated statement of income and comprehensive income. Changes in liabilities for minimum guarantees (GMDB, GMIB and EEB) are included in guaranteed benefits, net of reinsurance, in the consolidated statement of income and comprehensive income. Separate account net investment income, net investment gains and losses and the related liability charges are offset within the same line item in the consolidated statement of income and comprehensive income.

     The Company offers GMDB options that guarantee for virtually all contract holders, that upon death, the contract holder's beneficiary will receive the greater of (1) the contract holder's account value, or (2) a guaranteed minimum death benefit that varies by product and election by policy owner. The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to guaranteed benefits, net of reinsurance recoveries, if actual experience or other evidence suggests that earlier assumptions should be revised.

     EEB is a feature the Company offers on certain variable annuity products. For contract holders who elect the feature, the EEB provides an additional death benefit amount equal to a fixed percentage of earnings in the contract, subject to certain maximums. The Company bears the risk that account values following favorable performance of the financial markets will result in greater EEB death claims and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

     If included in the contract, GMIB provides a minimum fixed annuity payment guarantee after a seven, nine or ten-year waiting period. The GMIB liability is determined each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to guaranteed benefits, net of reinsurance recoveries, if actual experience or other evidence suggests that earlier assumptions should be revised.

     GMAV is a feature offered on certain variable annuity products. If available and elected by the contract holder at the time of contract issuance, GMAV guarantees that the account value under the contract will at least equal the amount of deposits invested during the first ninety days, adjusted for any subsequent withdrawals, at the end of a ten-year waiting period. The Company purchases put options and futures on the S&P 500 index to partially offset this risk.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.   GUARANTEED BENEFITS (Continued)

     GMWB is a feature offered on certain variable annuity products. If available and elected by the contract holder at the time of contract issuance, this feature provides a guaranteed annual withdrawal stream at the end of a specified wait period, if any, regardless of market performance. The guaranteed withdrawal stream is based upon deposits invested during a specified period adjusted for subsequent withdrawals, and may include an increase in the benefit base.

     Details concerning the Company's guaranteed benefit exposures as are as follows:

                                                                                                      Highest
                                                                                                     Specified
                                                                                                    Anniversary
                                                                                                   Account Value
                                                                             Return of Net             Minus
                                                                            Deposits Plus a         Withdrawals
                                                                                Minimum                Post
                                                                                Return              Anniversary
                                                                            ---------------        ------------
                                                                                    (dollars in millions)
AT DECEMBER 31, 2006

In the event of death (GMDB and EEB):
       Net account value                                                      $   10,579             $ 11,357
       Net amount at risk (a)                                                 $      598             $    541
       Average attained age of contract holders                                       67                   65
       Range of guaranteed minimum return rates                                     0%-5%                   0%

At annuitization (GMIB):
       Net account value                                                      $    2,718
       Net amount at risk (b)                                                 $       21
       Weighted average period remaining until earliest annuitization                2.8
       Range of guaranteed minimum return rates                                   0%-6.5%

Accumulation at specified date (GMAV):
       Account value                                                          $    2,191
       Net amount at risk (c)                                                         --
       Weighted average period remaining until guaranteed  payment                   7.5

Annual withdrawals at specified date (GMWB):
       Account value                                                          $    3,323
       Net amount at risk (d)                                                 $        2
       Weighted average period remaining until guaranteed  payment                  19.2

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7. GUARANTEED BENEFITS (Continued)

                                                                                                      Highest
                                                                                                     Specified
                                                                                                    Anniversary
                                                                                                   Account Value
                                                                             Return of Net             Minus
                                                                            Deposits Plus a         Withdrawals
                                                                                Minimum                Post
                                                                                Return              Anniversary
                                                                            ---------------        ------------
                                                                                    (dollars in millions)
AT DECEMBER 31, 2005

In the event of death (GMDB and EEB):
       Net account value                                                      $    9,968            $    9,166
       Net amount at risk (a)                                                 $      782            $      826
       Average attained age of contract holders                                       67                    64
       Range of guaranteed minimum return rates                                   0%-5.0%                    0%

At annuitization (GMIB):
       Net account value                                                      $    2,164
       Net amount at risk (b)                                                 $        3
       Weighted average period remaining until earliest annuitization                3.2
       Range of guaranteed minimum return rates                                   0%-6.5%

Accumulation at specified date (GMAV):
       Account value                                                          $    1,932
       Net amount at risk (c)                                                         --
       Weighted average period remaining until guaranteed  payment                   8.3

Annual withdrawals at specified date (GMWB):
       Account value                                                          $    1,026
       Net amount at risk (d)                                                         --
       Weighted average period remaining until expected payout                      15.9

(a) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, net of reinsurance, if all contract holders died at the same balance sheet date. The net amount at risk does not take into account the effect of caps and deductibles from the various reinsurance treaties.

(b) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, net of reinsurance, if all contract holders annuitized at the same balance sheet date.

(c) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, if all contract holders reached the specified date at the same balance sheet date.

(d) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders exercise the maximum withdrawal benefits at the same balance sheet date. If no withdrawals have been made for those policies with a waiting period, the contract holder will realize an increase in the benefit base after all other amounts guaranteed under this benefit have been paid. This increase in the benefit base increases the net amount at risk by $71.1 and $91.5 million as of December 31, 2006 and 2005, respectively and is payable no sooner than 10 years from the end of the waiting period.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.   GUARANTEED BENEFITS (Continued)

     The following summarizes the reserve for guaranteed benefits, net of reinsurance, on variable contracts reflected in the general account:

                                                                Years Ended December 31,
                                                                ------------------------
                                                                   2006           2005
                                                                ----------    ----------
                                                                      (in thousands)
Balance at the beginning of the year, before reinsurance        $   97,472    $   76,949
Guaranteed benefits incurred                                        45,976        26,244
Guaranteed benefits paid                                           (33,346)       (5,721)
                                                                ----------    ----------

Balance at the end of the year, before reinsurance                 110,102        97,472
Less reinsurance                                                   (34,868)      (31,577)
                                                                ----------    ----------

Balance at the end of the year, net of reinsurance              $   75,234    $   65,895
                                                                ==========    ==========

     The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2006 and 2005:

          - Data used was 5,000 stochastically generated investment performance scenarios.

          -    Mean investment performance assumption was 10%.

          -    Volatility assumption was 16%.

          -    Mortality was assumed to be 64% of the 75-80 ALB table.

          - Lapse rates vary by contract type and duration and range from 0% to 40%.

          -    The discount rate was approximately 8%.

8.   REINSURANCE

     Reinsurance contracts do not relieve the Company from its obligations to contract holders. The Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal. The Company has no reinsurance recoverable or related concentration of credit risk greater than 10% of shareholder's equity.

     Variable policy fees are net of reinsurance premiums of $27,210,000, $28,108,000 and $28,604,000 in 2006, 2005 and 2004, respectively. Universal life insurance fees are net of reinsurance premiums of $35,182,000, $33,408,000 and $34,311,000 in 2006, 2005 and 2004, respectively.

     The Company has a reinsurance treaty that limits the Company's universal life risk on any one insured life to $100,000. Reinsurance recoveries recognized as a reduction of claims on universal life insurance contracts amounted to $27,506,000, $32,422,000 and $34,163,000 in 2006, 2005 and
     2004, respectively. Guaranteed benefits paid were reduced by reinsurance recoveries of $3,291,000, $1,277,000 and $2,716,000 in 2006, 2005 and 2004,
     respectively.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

9.   COMMITMENTS AND CONTINGENT LIABILITIES

     The Company has four agreements outstanding in which it has provided liquidity support for certain short-term securities of municipalities and non-profit organizations by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. In addition, the Company guarantees the payment of these securities upon redemption. The maximum liability under these guarantees at December 31, 2006 is $108,562,000. Related to each of these agreements are participation agreements with the Parent under which the Parent will share $39,377,000 of these liabilities in exchange for a proportionate percentage of the fees received under these agreements. Three of these commitments are scheduled to expire in 2007. The Company's commitments under the fourth agreement with respect to senior securities are scheduled to expire on October 1, 2009, and those with respect to subordinated securities are scheduled to expire on October 1, 2022. These commitments may be extended beyond their stated maturities. Management does not anticipate any material future losses with respect to these commitments.

     Like many other companies, including financial institutions and brokers, the Company has received subpoenas for information in connection with an ongoing investigation by the Securities and Exchange Commission ("SEC") and the United States Department of Justice ("DOJ") concerning the issuance of guaranteed investment contracts in connection with tax exempt issuances. The Company is cooperating fully with the investigation. The impact of this matter, if any, on the Company's financial position cannot be reasonably estimated at this time.

     Various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquires involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the consolidated financial position, results of operations or cash flows of the Company.

     In February 2006, AIG reached a resolution of claims and matters under investigation with the DOJ, the SEC, the Office of the New York Attorney General ("NYAG") and the New York State Department of Insurance ("DOI"). The settlements resolved outstanding investigations conducted by the SEC, NYAG and DOI in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company obtained temporary permission from the SEC to continue to serve as a depositor for separate accounts, and its registered investment advisor subsidiary, SAAMCo, and its wholly owned distributor, SACS, obtained temporary permission from the SEC to continue to perform their respective investment advisory and distribution services. The Company expects permanent permission to be forthcoming, as the SEC has granted this type of relief to others in the past in similar circumstances. There is no assurance that permanent permission will be granted, however. Accordingly, no assurance can be given that any further changes in circumstances for AIG will not impact the Company.

     Various lawsuits against the Company and its subsidiaries have arisen in the ordinary course of business. Except as noted above, contingent liabilities arising from litigation, income taxes and regulatory and other matters are not considered material in relation to the consolidated financial position, results of operations or cash flows of the Company.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

9.   COMMITMENTS AND CONTINGENT LIABILITIES (Continued)

     At December 31, 2006, SAAMCo has lease commitments, under joint and several obligations with affiliates, for long-term, non-cancelable, operating leases expiring on various dates through 2011 and thereafter are as follows:

2007            $ 3,082,000
2008              2,833,000
2009              2,959,000
2010              2,959,000
2011              2,959,000
Thereafter       20,139,000
                -----------
                $34,931,000
                ===========

     Rent expense was $3,122,000, $3,456,000 and $3,358,000 for the years ended December 31, 2006, 2005 and 2004, respectively.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.  SHAREHOLDER'S EQUITY

     The Company is authorized to issue 4,000 shares of its $1,000 par value Common Stock. At December 31, 2006 and 2005, 3,511 shares were outstanding.

     Changes in shareholder's equity are as follows:

                                                                           Years ended December 31,
                                                            --------------------------------------------------
                                                               2006                2005              2004
                                                            ------------       ------------       ------------
                                                                              (in thousands)

ADDITIONAL PAID-IN CAPITAL:
  Beginning balances                                        $    761,259       $    758,346       $    709,246
  Capital contributions by Parent                                    405              2,913             49,100
                                                            ------------       ------------       ------------

  Ending balances                                           $    761,664       $    761,259       $    758,346
                                                            ============       ============       ============

RETAINED EARNINGS:
  Beginning balances                                        $  1,074,953       $    919,612       $    828,423
  Net income                                                     197,226            181,903            142,502
  Dividends paid to Parent                                      (280,000)           (25,000)            (2,500)
  Adjustment for SICO compensation (See Note 12)                      --             (1,562)                --
  Adjustment for tax benefit of distributed subsidiary                --                 --                287
  Tax effect on a distribution of investment                          --                 --            (49,100)
                                                            ------------       ------------       ------------

  Ending balances                                           $    992,179       $  1,074,953       $    919,612
                                                            ============       ============       ============
ACCUMULATED OTHER COMPREHENSIVE INCOME:
   Beginning balances                                       $     14,074       $     72,575       $     72,610
   Unrealized depreciation of investments, net of
     reclassification adjustments                                (46,059)          (103,031)            (1,524)
   Translation adjustment                                          2,546             (2,071)             1,170
   Effect on deferred acquisition costs and other
     deferred expenses                                            26,500             15,100                300
   Income tax benefit                                              5,956             31,501                 19
                                                            ------------       ------------       ------------

   Ending balances                                          $      3,017       $     14,074       $     72,575
                                                            ============       ============       ============

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.  SHAREHOLDER'S EQUITY (Continued)

     Gross unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income are as follows:

                                                  December 31,     December 31,
                                                      2006            2005
                                                  ------------     ------------
                                                         (in thousands)

Gross unrealized gains                             $   46,190       $   94,246
Gross unrealized losses                               (42,094)         (44,093)
Unrealized gain (loss) on foreign currency              1,645             (901)
Adjustment to DAC and other deferred expenses          (1,100)         (27,600)
Deferred income taxes                                  (1,624)          (7,578)
                                                   ----------       ----------
Accumulated other comprehensive income             $    3,017       $   14,074
                                                   ==========       ==========

     Dividends that the Company may pay to its shareholder in any year without prior approval of the Arizona Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Arizona without obtaining the prior approval of the Insurance Commissioner is limited to the lesser of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations if, after paying the dividend, the Company's capital and surplus would be adequate in the opinion of the Arizona Department of Insurance. Accordingly, the maximum amount of dividends that can be paid to stockholder in the year 2007 without obtaining prior approval is $78,534,000.

     Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income totaled $147,384,000, $171,505,000 and $99,288,000 for the years ended December 31, 2006, 2005 and 2004, respectively. The Company's statutory capital and surplus totaled $788,854,000 and $950,636,000 at December 31, 2006 and 2005, respectively.

11.  INCOME TAXES

     The components of the provisions for income taxes on pretax income consist of the following:

                                     Years ended December 31,
                               -------------------------------------
                                 2006         2005            2004
                               --------      --------       --------
                                         (in thousands)
Current expense (benefit)      $ 21,472      $(19,809)      $(42,927)
Deferred expense                 34,754        90,547         49,337
                               --------      --------       --------

Total income tax expense       $ 56,226      $ 70,738       $  6,410
                               ========      ========       ========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

11.  INCOME TAXES (Continued)

     The U.S. Federal income tax rate is 35% for 2006, 2005 and 2004. Actual tax expense on income differs from the "expected" amount computed by applying the Federal income tax rate because of the following:

                                                             Years ended December 31,
                                                       --------------------------------------
                                                         2006           2005           2004
                                                       --------       --------       --------
                                                                   (in thousands)

Amount computed at statutory rate                      $ 88,708       $ 88,424       $ 74,025
Increases (decreases) resulting from:
   State income taxes, net of federal tax benefit         2,064          1,094          4,020
   Dividends received deduction                         (35,016)       (19,091)       (19,058)
   Tax credits                                           (4,064)        (1,233)        (4,000)
   Adjustment to prior year tax liability (a)            (2,068)            --        (39,730)
   Other, net                                             6,602          1,544         (8,847)
                                                       --------       --------       --------

  Total income tax expense                             $ 56,226       $ 70,738       $  6,410
                                                       ========       ========       ========

(a) In 2004 and 2006, the Company revised its estimate of tax contingency amount for prior year based on additional information that became available.

     Under prior federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "policyholders' surplus". At December 31, 2004, the Company had approximately $14,300,000 of policyholders' surplus on which no deferred tax liability has been recognized, as federal income taxes are not required unless this amount is distributed as a dividend or recognized under other specified conditions. The American Jobs Creation Act of 2004 modified federal income tax law to allow life insurance companies to distribute amounts from policyholders' surplus during 2005 and 2006 without incurring federal income tax on the distributions. The Company eliminated its policyholders' surplus balance in January 2005.

     At December 31, 2006, the Company had net operating carryforwards and capital loss carryforwards for Federal income tax purposes of $15,500,000 and $47,900,000, respectively. Such carryforwards expire in 2023 and 2007, respectively. In addition, at December 31, 2006, SACS had a New Jersey net operating loss carryforward of $96,200,000. This carryforward begins to expire in 2009.

     The Company has concluded that is more likely than not that the New Jersey net operating loss carryforward will not be fully realized. Accordingly, at December 31, 2006, the Company has a valuation allowance of $3,475,000 related to this net operating loss carryforward.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

11.  INCOME TAXES (Continued)

     Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for deferred income taxes are as follows:

                                                                         December 31,    December 31,
                                                                            2006            2005
                                                                         ------------    ------------
                                                                               (in thousands)
DEFERRED TAX LIABILITIES:

Deferred acquisition costs and other deferred expenses                    $ 535,600       $ 514,893
State income taxes                                                               --           4,003
Net unrealized gain on debt and equity securities available for sale          1,624           7,578
Partnership income/loss                                                       6,376           7,331
Other liabilities                                                                --             465
                                                                          ---------       ---------
   Total deferred tax liabilities                                           543,600         534,270
                                                                          ---------       ---------

DEFERRED TAX ASSETS:

Investments                                                                 (21,579)        (16,802)
Contract holder reserves                                                   (123,361)       (151,424)
Guaranty fund assessments                                                    (3,309)         (3,313)
Reserve for guaranteed benefits                                             (26,332)        (23,063)
Net operating loss carryforward                                              (5,425)         (5,425)
Capital loss carryforward - Federal                                         (16,770)        (16,770)
State income taxes and net operating loss                                    (4,549)             --
Other assets                                                                   (374)           (895)
                                                                          ---------       ---------
   Total deferred tax assets                                               (201,699)       (217,692)
Valuation allowance                                                           3,475              --
                                                                          ---------       ---------

Deferred income taxes                                                     $ 345,376       $ 316,578
                                                                          =========       =========

     Other than the valuation allowance for the New Jersey net operating loss carryforward, the Company has concluded that the deferred tax asset will be fully realized and no additional valuation allowance is necessary.

12.  RELATED PARTY TRANSACTION

     Starr International Company, Inc. ("SICO") has provided a series of two-year Deferred Compensation Profit Participation Plans ("SICO Plans") to certain employees of AIG, its subsidiaries and affiliates. The SICO Plans came into being in 1975 when the voting shareholders and Board of Directors of SICO, a private holding company whose principal asset is AIG common stock, decided that a portion of the capital value of SICO should be used to provide an incentive plan for the current and succeeding managements of all American International companies, including the Company.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.  RELATED PARTY TRANSACTION (Continued)

     None of the costs of the various benefits provided under the SICO Plans has been paid by the Company, although the Company has recorded a charge to reported earnings for the deferred compensation amounts paid to employees of the Company or its subsidiaries and affiliates by SICO and allocated to the Company, with an offsetting amount credited to additional paid-in capital reflecting amounts deemed contributed by SICO. The SICO Plans provide that shares currently owned by SICO may be set aside by SICO for the benefit of the participant and distributed upon retirement. The SICO Board of Directors currently may permit an early payout under certain circumstances. Prior to payout, the participant is not entitled to vote, dispose of or receive dividends with respect to such shares, and shares are subject to forfeiture under certain conditions, including but not limited to the participant's voluntary termination of employment with AIG or its subsidiaries and affiliates prior to normal retirement age. Under the SICO Plans, SICO's Board of Directors may elect to pay a participant cash in lieu of shares of AIG common stock. Following notification from SICO to participants in the SICO Plans that it will settle specific future awards under the SICO Plans with shares rather than cash, the Company modified its accounting for the SICO Plans from variable to fixed measurement accounting. The Company gave effect to this change in settlement method beginning on December 9, 2005, the date of SICO's notice to the participants in the SICO Plans.

     As total compensation expense related to the SICO Plans for each prior year would not have been material to any such prior year, in the first quarter of 2005 the Company has recorded the total amount of compensation expense related to the SICO Plans that would have been recorded in all prior periods through December 31, 2004, as a reduction of retained earnings on the consolidated balance sheet of $1,562,000, with a corresponding increase to additional paid-in capital, and with no effect on total shareholder's equity, results of operations or cash flows. Compensation expense with respect to the SICO Plans aggregated $405,000 and $1,351,000 in 2006 and 2005, respectively, and is included in general and administrative expenses in the consolidated statement of income and comprehensive income with a corresponding increase to additional paid-in capital.

     On February 15, 2004, the Company entered into a short-term financing arrangement with the Parent whereby the Company has the right to borrow up to $500,000,000 from the Parent and vice versa. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2006 and 2005.

     On February 15, 2004, the Company entered into a short-term financing arrangement with its affiliate, First SunAmerica Life Insurance Company ("FSA"), whereby the Company has the right to borrow up to $15,000,000 from FSA and vice versa. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2006 and 2005.

     On December 19, 2001, the Company entered into a short-term financing arrangement with AIGRS whereby AIGRS has the right to borrow up to $500,000,000 from the Company. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2006 and 2005.

     On December 19, 2001, the Company entered into a short-term financing arrangement with SunAmerica Investments, Inc. ("SAII"), whereby SAII has the right to borrow up to $500,000,000 from the Company. Any advances made under this agreement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2006 and 2005.

     On September 26, 2001, the Company entered into a short-term financing arrangement with AIGRS. Under the terms of this agreement, the Company has immediate access of up to $500,000,000. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2006 and 2005.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.  RELATED PARTY TRANSACTION (Continued)

     On September 26, 2001, the Company entered into a short-term financing arrangement with SAII, whereby the Company has the right to borrow up to $500,000,000 from SAII. Any advances made under this agreement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2006 and 2005.

     On October 27, 2006, the Company amended an existing credit agreement, initially entered on November 1, 2002, under which the Company agreed to make loans to AIG in an aggregate amount of up to $230,000,000. This amended agreement will expire on October 26, 2007. There were no balances outstanding under this agreement at December 31, 2006 and 2005.

     In 2006, the Company paid commissions, including support fees to defray marketing and training costs, to seven affiliated companies: Royal Alliance Associates, Inc.; Advantage Capital Corporation; FSC Services Corporation; AIG Financial Advisors, Inc.; VALIC Financial Advisors; American General Equity Securities Corporation and American General Securities, Inc. Commissions paid to these broker-dealers totaled $51,643,000, $49,162,000 and $63,268,000 for the years ended December 31, 2006, 2005 and 2004, respectively. These affiliated broker-dealers distribute a significant portion of the Company's variable annuity products, amounting to approximately 18%, 20% and 23% of deposits in 2006, 2005 and 2004, respectively. Of the Company's mutual fund sales, approximately 25%, 27% and 25% were distributed by these affiliated broker-dealers for the years ended December 31, 2006, 2005 and 2004, respectively.

     On February 1, 2004, SAAMCo entered into an administrative services agreement with FSA whereby SAAMCo will pay to FSA a fee based on a percentage of all assets invested through FSA's variable annuity products in exchange for services performed. SAAMCo is the investment advisor for certain trusts that serve as investment options for FSA's variable annuity products. Amounts incurred by the Company under this agreement totaled $1,983,000, $1,790,000 and $1,537,000 in 2006, 2005 and 2004, respectively, and are included in the Company's consolidated statement of income and comprehensive income. Additionally, a fee of $150,000 was paid under a different agreement in 2004.

     On October 1, 2001, SAAMCo entered into two administrative services agreements with business trusts established by its affiliate, The Variable Annuity Life Insurance Company ("VALIC"), whereby the trust pays to SAAMCo a fee based on a percentage of average daily net assets invested through VALIC's annuity products in exchange for services performed. Amounts earned by SAAMCo under this agreement were $13,122,000, $9,973,000 and $9,074,000 in 2006, 2005 and 2004, respectively, and are net of certain administrative costs incurred by VALIC of $3,749,000, $2,849,000 and $2,593,000, respectively. The net amounts earned by SAAMCo are included in other fees in the consolidated statement of income and comprehensive income.

     The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Contract holders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such contract holder when due, have the right to enforce the Support Agreement directly against AIG.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.  RELATED PARTY TRANSACTION (Continued)

     The Company's insurance policy obligations for individual and group contracts issued prior to December 29, 2006 at 4:00 p.m. Eastern Time are guaranteed ("the "Guarantee") by American Home Assurance Company ("American Home"), a subsidiary of AIG. American Home files statutory annual and quarterly reports with the New York State Insurance Department, through which such reports are available to the public.

     On December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the guarantee by American Home was terminated. The Guarantee will not cover any contracts with a date of issue later than the Point of Termination. The Guarantee will, however, continue to cover insurance obligations on contracts issued by the Company with a date of issue earlier than the Point of Termination, including obligations arising from purchase payments received with respect to these contracts after the Point of Termination. The Guarantee provides that contract owners owning contracts issued by the Company with a date of issue earlier than the Point of Termination can enforce the Guarantee directly against American Home.

     Pursuant to a Service and Expense Agreement, AIG provides, or causes to be provided, administrative, marketing, investment management, accounting, occupancy and data processing services to the Company. The allocation of such costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated levels of usage, transactions or time incurred in providing the respective services. Amounts paid for such services were $170,589,000, $153,180,000 and $148,554,000 for the years ended December
     31, 2006, 2005 and 2004, respectively. The component of such costs that relate to the production or acquisition of new business during these periods amounted to $81,987,000, $71,533,000 and $60,183,000, respectively, and is deferred and amortized as part of deferred acquisition costs. The other components of such costs are included in general and administrative expenses in the consolidated statement of income and comprehensive income.

     In addition to the reimbursements noted above, AIG Annuity Insurance Company, an affiliate, is responsible for the administration of the Company's fixed annuity contracts and is reimbursed for the cost of administration. Costs charged to the Company to administer these policies were $462,000, $526,000 and $658,000 in 2006, 2005 and 2004, respectively.
     The Company believes these costs are less than the Company would have incurred to administer these policies internally.

     Pursuant to an Investment Advisory Agreement, the majority of the Company's invested assets are managed by an affiliate of the Company. The investment management fees incurred were $2,997,000, $3,326,000 and $3,712,000 for the years ended December 31, 2006, 2005 and 2004, respectively.

     The Company incurred $2,490,000, $1,429,000 and $1,113,000 of management fees to an affiliate of the Company to administer its securities lending program in 2006, 2005 and 2004, respectively (see Note 2).

13. SUBSEQUENT EVENT

     In April of 2007, AIGRS made a capital contribution of a limited partnership investment with a market value of approximately $83 million.

                        American Home Assurance Company

                               NAIC Code: 19380

                     Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                        American Home Assurance Company

                     Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                               Table of Contents

Report of Independent Auditors............................................. 2

Statements of Admitted Assets.............................................. 3

Statements of Liabilities, Capital and Surplus............................. 4

Statements of Income and Changes in Capital and Surplus.................... 5

Statements of Cash Flow.................................................... 6

Notes to Statutory Basis Financial Statements.............................. 7

                        Report of Independent Auditors

To the Board of Directors and Shareholder of American Home Assurance Company:

We have audited the accompanying statutory statements of admitted assets and liabilities, capital and surplus of American Home Assurance Company (the Company) as of December 31, 2006 and 2005, and the related statutory statements of income and changes in capital and surplus, and of cash flow for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of New York, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2006 and 2005, or the results of its operations or its cash flows for the years then ended.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2006 and 2005, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Note 1 to the financial statements.

PRICEWATERHOUSECOOPERS LLP

New York, NY
April 26, 2007

                        American Home Assurance Company

                         Statements of Admitted Assets

                                Statutory Basis
                       As of December 31, 2006 and 2005
                                (000's Omitted)

 As of December 31,                                        2006        2005
 ------------------                                     ----------- -----------
 Cash and Invested Assets:

    Bonds, at amortized cost (NAIC market
      value: 2006 - $15,146,927; 2005 -
      $9,798,011)                                       $14,844,987 $ 9,663,980

    Stocks:

        Common stocks, at NAIC market value
          (Cost: 2006 - $1,602,207; 2005 -
          $1,575,109)                                     3,304,355   3,190,583
        Preferred stocks, primarily at NAIC
          market value (Cost: 2006 - $577,109;
          2005 - $539,993)                                  587,471     542,438
    Other invested assets, primarily at equity
      (Cost: 2006 - $1,171,367; 2005 -
      $2,109,071)                                         1,509,651   2,261,269
    Securities lending collateral                           203,323     295,591
    Short-term investments, at amortized cost
      (approximates NAIC market value)                      129,196      95,534
    Cash                                                    164,596      22,494
    Receivable for securities                                    --     164,069
                                                        ----------- -----------
           Total Cash and Invested Assets                20,743,579  16,235,958
                                                        ----------- -----------
 Investment income due and accrued                          203,764     234,067
 Agents' balances or uncollected premiums:
    Premiums in course of collection                        955,240     925,573
    Premiums and installments booked but
      deferred and not yet due                              371,971     355,388
    Accrued retrospective premiums                        1,606,389   1,267,421
 Amounts billed and receivable from high
   deductible policies                                       76,370     104,345
 Reinsurance recoverable on loss payments                   488,243     399,204
 Funds held by or deposited with reinsurers                  13,951      23,948
 Deposit accounting assets                                  809,537   1,336,343
 Deposit accounting assets - funds held                      94,279     432,987
 Federal and foreign income taxes recoverable
   from parent                                               63,569     794,462
 Net deferred tax assets                                    421,900     308,507
 Equities in underwriting pools and associations            858,614     577,679
 Electronic data processing equipment, less
   accumulated depreciation                                      --      93,882
 Receivable from parent, subsidiaries and
   affiliates                                             1,484,555   3,189,824
 Other admitted assets                                      179,243     178,400
                                                        ----------- -----------
           Total Admitted Assets                        $28,371,204 $26,457,988
                                                        =========== ===========

               See Notes to Statutory Basis Financial Statements

                        American Home Assurance Company

                Statements of Liabilities, Capital and Surplus

                                Statutory Basis
                       As of December 31, 2006 and 2005
                   (000's Omitted Except Share Information)

As of December 31,                                        2006         2005
------------------                                    -----------  -----------
                    Liabilities

Reserves for losses and loss adjustment expenses      $12,754,581  $11,620,078
Unearned premium reserves                               4,518,443    4,334,485
Commissions, premium taxes, and other expenses
  payable                                                 183,640      118,273
Reinsurance payable on paid loss and loss adjustment
  expenses                                                308,091      247,937
Funds held by company under reinsurance treaties          228,878      255,848
Provision for reinsurance                                 128,824      210,152
Ceded reinsurance premiums payable, net of ceding
  commissions                                             427,505      431,565
Retroactive reinsurance reserves - assumed                 23,242       32,893
Retroactive reinsurance reserves - ceded                  (61,283)     (65,044)
Deposit accounting liabilities                            172,296      486,910
Deposit accounting liabilities - funds held               703,508    1,006,426
Securities lending payable                                203,323      295,591
Collateral deposit liability                              613,043      505,755
Payable to parent, subsidiaries and affiliates          1,547,586    1,583,699
Payable for securities                                    110,581           --
Other liabilities                                         297,093      343,769
                                                      -----------  -----------
   Total Liabilities                                   22,159,351   21,408,337
                                                      -----------  -----------
                Capital and Surplus

Common capital stock, $15.00 par value, 1,758,158
  shares authorized, 1,695,054 shares issued and
  outstanding                                              25,426       25,426
Capital in excess of par value                          2,779,526    2,779,526
Unassigned surplus                                      3,357,054    2,176,592
Special surplus funds from retroactive reinsurance         49,847       68,107
                                                      -----------  -----------
   Total Capital and Surplus                            6,211,853    5,049,651
                                                      -----------  -----------
   Total Liabilities, Capital, and Surplus            $28,371,204  $26,457,988
                                                      ===========  ===========

               See Notes to Statutory Basis Financial Statements

                        American Home Assurance Company

            Statements of Income and Changes in Capital and Surplus

                                Statutory Basis
                For the Years Ended December 31, 2006 and 2005
                                (000's Omitted)

For the Years Ended December 31,                          2006         2005
--------------------------------                       ----------  -----------
              Statements of Income

Underwriting Income:
   Premiums earned                                     $7,700,011  $ 7,045,820
                                                       ----------  -----------
Underwriting Deductions:
   Losses incurred                                      4,606,481    5,406,410
   Loss adjustment expenses incurred                      803,517    1,098,644
   Other underwriting expenses incurred                 1,825,815    1,584,477
                                                       ----------  -----------
Total Underwriting Deductions                           7,235,813    8,089,531
                                                       ----------  -----------
Net Underwriting Income (Loss)                            464,198   (1,043,711)
                                                       ----------  -----------
Investment Income:
   Net investment income earned                           702,426      630,678
   Net realized capital gains (net of capital
     gains taxes: 2006 - $29,092; 2005 - $20,492)          61,624       38,055
                                                       ----------  -----------
Net Investment Gain                                       764,050      668,733
                                                       ----------  -----------
Net loss from agents' or premium balances
  charged-off                                             (49,762)    (145,742)
Other gain, net of dividends to policyholders              63,978       91,947
                                                       ----------  -----------
Income (Loss) After Capital Gains Taxes and
  Before Federal Income Taxes                           1,242,464     (428,773)
Federal income tax expense (benefit)                      263,263     (243,047)
                                                       ----------  -----------
       Net Income (Loss)                               $  979,201  $  (185,726)
                                                       ==========  ===========
         Changes in Capital and Surplus

Capital and Surplus, as of December 31, Previous
  Year                                                 $5,049,651  $ 3,339,340
   Adjustment to beginning surplus                         55,538     (211,984)
                                                       ----------  -----------
Capital and Surplus, as of January 1,                   5,105,189    3,127,356
                                                       ----------  -----------
Changes in Capital and Surplus:
   Net income (loss)                                      979,201     (185,726)
   Change in net unrealized capital gains (net of
     capital gains taxes: 2006 - $121,173; 2005 -
     $13,354)                                             119,660      164,444
   Change in net deferred income tax                      (13,270)     112,728
   Change in non-admitted assets                          (80,352)    (322,775)
   Change in provision for reinsurance                     81,328      166,585
   Paid in capital and surplus                                 --    2,076,780
   Cash dividends to stockholder                               --      (31,732)
   Other surplus adjustments                                1,268           --
   Foreign exchange translation                            18,829      (58,009)
                                                       ----------  -----------
       Total Changes in Capital and Surplus             1,106,664    1,922,295
                                                       ----------  -----------
Capital and Surplus, December 31,                      $6,211,853  $ 5,049,651
                                                       ==========  ===========

               See Notes to Statutory Basis Financial Statements

                        American Home Assurance Company

                            Statements of Cash Flow

                                Statutory Basis
                For the Years Ended December 31, 2006 and 2005
                                (000's Omitted)

 For the Years Ended December 31,                         2006         2005
 --------------------------------                     -----------  -----------
                Cash From Operations

 Premiums collected, net of reinsurance               $ 6,433,712  $ 7,143,463
 Net investment income                                    787,413      604,156
 Miscellaneous income (expense)                            75,317      (53,776)
                                                      -----------  -----------
    Sub-total                                           7,296,442    7,693,843
                                                      -----------  -----------
 Benefit and loss related payments                      3,520,205    3,809,181
 Commission and other expense paid                      2,401,959    2,171,077
 Dividends paid to policyholders                            1,344          878
 Change in Federal and foreign income taxes              (438,538)      (3,783)
                                                      -----------  -----------
    Net Cash Provided from Operations                   1,811,472    1,716,490
                                                      -----------  -----------
                Cash From Investments

 Proceeds from investments sold, matured, or repaid
    Bonds                                               5,231,792    4,129,223
    Stocks                                              3,211,715    2,795,546
    Other                                               1,646,730    3,042,793
                                                      -----------  -----------
    Total Proceeds from Investments Sold, Matured,
      or Repaid                                        10,090,237    9,967,562
                                                      -----------  -----------
 Cost of investments acquired
    Bonds                                              10,488,316    5,803,573
    Stocks                                              3,180,130    3,071,743
    Other                                                 350,752    3,630,931
                                                      -----------  -----------
    Total Cost of Investments Acquired                 14,019,198   12,506,247
                                                      -----------  -----------
    Net Cash (Used in) Investing Activities            (3,928,961)  (2,538,685)
                                                      -----------  -----------
    Cash From Financing and Miscellaneous Sources

 Capital and Surplus paid-in, less treasury stock       1,326,780      750,000
 Dividends to stockholder                                      --      (47,598)
 Intercompany receivable and payable, net                 342,735      195,946
 Net deposit on deposit-type contracts and other
   insurance                                              262,411      285,727
 Other                                                    361,327     (332,847)
                                                      -----------  -----------
    Net Cash Provided from Financing Activities         2,293,253      851,228
                                                      -----------  -----------
    Net Change in Cash and Short-term Investments         175,764       29,033

 Cash and Short-term Investments:
    Beginning of year                                     118,028       88,995
                                                      -----------  -----------
    End of Year                                       $   293,792  $   118,028
                                                      ===========  ===========

               See Notes to Statutory Basis Financial Statements

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


NOTE 1 - ORGANIZATION AND SUMMARY OF SIGNIFICANT STATUTORY BASIS ACCOUNTING POLICIES

A. Organization

   The American Home Assurance Company (AHAC or the Company) is a direct wholly-owned subsidiary of the AIG Commercial Insurance Group, Inc., a Delaware corporation.

   On December 29, 2006, as part of a reorganization of the American International Group, Inc.'s (the Ultimate Parent or AIG) domestic property-casualty insurance operations, AIG contributed its 100% ownership of the Company's common stock to AIG Commercial Insurance Group, Inc., an indirect wholly-owned subsidiary of AIG (formerly known as NHIG Holding Corp.). Prior to the reorganization, the Company was a direct wholly-owned subsidiary of AIG. The ownership change had no effect on the Company's operations.

   The Company writes substantially all lines of property and casualty insurance with an emphasis on U.S. commercial business. In addition to writing substantially all classes of business insurance, including large commercial or industrial property insurance, excess liability, inland marine, environmental, workers' compensation and excess and umbrella coverages, the Company offers many specialized forms of insurance such as aviation, accident and health, equipment breakdown, directors and officers liability, difference in conditions, kidnap-ransom, export credit and political risk, and various types of errors and omissions coverages. Through AIG's risk management operation, the Company provides insurance and risk management programs to large corporate customers, while through AIG's risk finance operation, the Company is a leading provider in customized structured products.

   The accompanying financial statements include the Company's U.S. operation and its Japan and Canadian branches.

   The Company accepts business mainly from insurance brokers, enabling selection of specialized markets and retention of underwriting control. Any licensed insurance broker is able to submit business to the Company, but such broker usually has no authority to commit the Company to accept risk. In addition, the Company utilizes certain managing general agents and third party administrators for policy issuance and administration, underwriting, and claims adjustment services.

   The Company has significant transactions with AIG and affiliates. In addition, the Company participates in an inter-company pooling agreement with certain affiliated companies (see Note 5).

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


B. Summary of Significant Statutory Basis Accounting Policies

   Prescribed or Permitted Statutory Accounting Practices:

   The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York (NY SAP).

   The Insurance Department of the State of New York recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial position and results of operations of an insurance company and for the purpose of determining its solvency under the New York Insurance Law. The National Association of Insurance Commissioners Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed practices by the State of New York. The Superintendent of the New York Insurance Department (the Superintendent) has the right to permit other specific practices that deviate from prescribed practices.

   The New York State Insurance Department has adopted certain accounting practices that differ from those set forth in NAIC SAP; specifically the prescribed practices of (1) allowing the discounting of workers compensation loss reserves on a non-tabular basis; under NAIC SAP, non-tabular discounting of reserves is not permitted; (2) under New York Insurance Law, electronic data processing (EDP) apparatus and related equipment constituting a data processing, record keeping, or accounting system is allowed as an admitted asset to be amortized over a ten year period provided that the cost exceeds $50,000 per system; NAIC SAP allows EDP equipment and operating system software as assets, subject to an aggregate limit of three percent of surplus and an amortization period not to exceed the lesser of three years or the useful life; (3) New York State Insurance Department Regulation 20 (Regulation 20) allows certain offsets to the provision for reinsurance, including parental letter of credits, that are not permitted under NAIC SAP; and (4) goodwill admissibility rules differ between New York Insurance Law and NAIC SAP. In addition, New York Insurance Law Section 1414 requires that the shares of a subsidiary insurer be valued at the lesser of the subsidiary's market value or book value as shown by its last annual statement or report on examination, whichever is more recent.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)

   A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed by NY SAP is shown below:

     December 31,                                     2006        2005
     ------------                                  ----------  ----------
     Net Income (Loss), NY SAP                     $  979,201  $ (185,726)
     State Practices - (Deduction):
        Non-Tabular Discounting                       (21,866)    (31,431)
                                                   ----------  ----------
     Net Income (Loss), NAIC SAP                   $  957,335  $ (217,157)
                                                   ==========  ==========
     Statutory Surplus, NY SAP                     $6,211,853  $5,049,651
     State Prescribed Practices - (Charge):
        Non-Tabular Discounting                      (234,471)   (212,605)
        Regulation 20 - Other reinsurance credits    (133,123)   (208,499)
        Regulation 20 - Parental letter of credit    (383,651)   (400,458)
        EDP equipment and software                         --     (93,881)
                                                   ----------  ----------
     Total State Prescribed Practices                (751,245)   (915,443)
                                                   ----------  ----------
     Statutory Surplus, NAIC SAP                   $5,460,608  $4,134,208
                                                   ==========  ==========

   In 2006 and 2005, the Superintendent permitted the Company to utilize the independent audit of AIG to support the requirement for audited U.S. GAAP equity of the investments in non insurance and foreign insurance entities. As of December 31, 2006, the aggregate value of equity investments to which this permitted practice applies amounted to $403,460. The Superintendent has also permitted the Company to utilize audited financial statements prepared on a basis of accounting other than U.S. GAAP to value investments in limited partnerships and joint ventures. As of December 2006, the aggregate value of limited partnerships and joint ventures to which this permitted practice applies is $131,697. In addition, the Superintendent has permitted the Company to account for investments in publicly traded affiliated common stocks at the quoted market value less a discount as prescribed by NAIC SAP. The difference between the carrying value and book value as of December 31, 2006 amounted to $251,881.

   The use of all the aforementioned prescribed and permitted practices has not adversely affected the Company's ability to comply with the NAIC's risk based capital and surplus requirements for the 2006 reporting period.

   Statutory Accounting Practices and Generally Accepted Accounting Principles:

   NAIC SAP is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (GAAP). NAIC SAP and NY SAP vary in certain respects from GAAP. A description of certain of these accounting differences is set forth below:

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   Under GAAP:

    a. Costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are deferred and amortized over the periods covered by the underlying policies or reinsurance agreements;

    b. Statutory basis reserves, such as non-admitted assets and unauthorized reinsurance are restored to surplus;

    c. The equity in earnings of affiliates with ownership between 20.0% and 50.0% is included in net income, and investments in subsidiaries with greater than 50.0% ownership are consolidated;

    d. Estimated undeclared dividends to policyholders are accrued;

    e. The reserves for losses and loss adjustment expenses (LAE) and unearned premium reserves are presented gross of ceded reinsurance by establishing a reinsurance asset;

    f. Debt and equity securities deemed to be available-for-sale and trading securities are reported at fair value. The difference between cost and fair value of securities available-for-sale is reflected net of related deferred income tax, as a separate component of accumulated other comprehensive income in shareholder's equity. For trading securities, the difference between cost and fair value is included in income, while securities held to maturity are valued at amortized cost;

    g. Direct written premium contracts that do not have sufficient risk transfer are treated as deposit accounting liabilities;

    h. Insurance and reinsurance contracts recorded as retroactive retain insurance accounting treatment if they pass the risk transfer test. If risk transfer is not met, no insurance accounting treatment is permitted. All income is then recognized based upon either the interest or recovery method; and

    i. Deferred Federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. The provision for deferred income taxes is reported in the statement of income.

   Under NAIC SAP:

    a. Costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are immediately expensed;

    b. Statutory basis reserves, such as non-admitted assets and unauthorized reinsurance are charged directly to surplus;

    c. Subsidiaries are not consolidated. The equity in earnings of affiliates is included in unrealized appreciation/(depreciation) of investments which is reported directly in surplus. Dividends are reported as investment income;

    d. Declared dividends to policyholders are accrued;

    e. The reserves for losses and LAE and unearned premium reserves are presented net of ceded reinsurance;

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


    f. NAIC investment grade debt securities are reported at amortized cost, while NAIC non-investment grade debt securities (NAIC rated 3 to 6) are reported at lower of cost or market;

    g. Direct written premium contracts are reported as insurance as long as policies are issued in accordance with insurance requirements;

    h. Insurance and reinsurance contracts deemed to be retroactive receive special accounting treatment. Gains or losses are recognized in the statement of income and surplus is segregated by the ceding entity to the extent of gains realized; and

    i. Deferred Federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. Changes in deferred income taxes are charged directly to surplus and have no impact on statutory earnings. The admissibility of deferred tax assets is limited by statutory guidance.

   The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

   Significant Statutory Accounting Practices:

   A summary of the Company's significant statutory accounting practices are as follows:

   Use of Estimates: The preparation of financial statements in conformity with NY SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. On an ongoing basis, the Company evaluates all of its estimates and assumptions. It also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from management's estimates.

   Invested Assets: The Company's invested assets are accounted for as follows:

    . Short-term Investments: The Company considers all highly liquid debt securities with maturities of greater than three months but less than twelve months from the date of purchase to be short-term investments. Short-term investments are carried at amortized cost which approximates NAIC market value (as designated by the NAIC Securities Valuation Office).

    . Bonds: Bonds with an NAIC designation of 1 and 2 are carried at amortized cost using the scientific method. Bonds with an NAIC designation of 3 to 6 are carried at the lower of amortized cost or the NAIC designated market value. If a bond is determined to have an other-than-temporary decline in value the cost basis is written-down to fair value as a new cost basis, with the corresponding charge to Net Realized Capital Gains as a realized loss.

       Mortgage-backed securities are carried at amortized cost and generally are more likely to be prepaid than other fixed maturities. As of December 31, 2006 and 2005, the NAIC market value of the Company's mortgage-backed securities approximated $160,750 and $165,005, respectively. Mortgage-backed securities

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)

       include prepayment assumptions used at the purchase date and valuation changes caused by changes in estimated cash flow and are valued using the retrospective method. Prepayment assumptions were obtained from third party vendors.

    . Common and Preferred Stocks: Unaffiliated common stocks are carried principally at market value. Perpetual preferred stocks with an NAIC rating of P1 or P2 are carried at market value. Redeemable preferred stocks with an NAIC rating of RP1 or RP2 that are subject to a 100.0% mandatory sinking fund or paid in-kind are carried at amortized cost. All below investment grade, NAIC 3 to 6 preferred stocks, are carried at the lower of amortized cost or NAIC designated market values.

       Investments in affiliates for which the Company's ownership interest (including ownership interest of the Ultimate Parent and its subsidiaries) is less than 85.0%, and whose securities are traded on one of the three major U.S. exchanges, are included in common stock at the quoted market value less a discount as prescribed by NAIC SAP. The average discount rate is approximately 20.1%. Other investments in affiliates are included in common stocks based on the net worth of the entity.

    . Other Invested Assets: Other invested assets consist primarily of investments in joint ventures and partnerships. Joint ventures and partnership investments are accounted for under the equity method, based on the most recent financial statements of the entity. Changes in carrying value are recorded as unrealized gains or losses. For investments in joint ventures and partnerships that are determined to have an other-than-temporary decline in value, the cost basis is written-down to fair value as a new cost basis, with the corresponding charge to Net Realized Capital Gains as a realized loss.

    . Derivatives: Foreign exchange forward contracts are derivatives whereby the Company agrees to exchange a specific amount of one currency for the specific amount of another currency at a date in the future. Foreign exchange contracts are entered into in order to manage exposure to changes in the foreign exchange rates related to long-term foreign denominated bonds held by the Company. The contracts are usually one to three months in duration and are marked to market every month using publicly obtained foreign exchange rates. When the contract expires, realized gains and losses are recorded in investment income.

       Options purchased are included in Other Invested Assets on the Company's Statements of Admitted Assets. Options are carried at market value. Options written are reported in Other Liabilities on the Statements of Liabilities, Capital and Surplus. Realized gains or losses on the sales of options are determined on the basis of specific identification and are included in income.

       Futures are exchange contracts whereby the Company agrees to buy a specific amount of an underlying security (usually an equity index) at a specific price in the future. Throughout the term of the contract, the change in the underlying security's price in the future is calculated each business day, and the gain or loss is transferred in cash to or from the counterparty. When the future position is closed out or expires, a final payment is made. The daily mark-to-market payments are accounted for as realized gains or losses.

       Any change in unrealized gains or losses on options purchased or written are credited or charged to unassigned surplus. The Company does not use hedge accounting for its derivatives.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


    . Net Investment Gains (Losses): Net investment gains (losses) consist of net investment income earned and realized gains or losses from the disposition or impairment of investments. Net investment income earned includes accrued interest, accrued dividends and distributions from partnerships and joint ventures. Investment income is recorded as earned. Realized gains or losses on the disposition of investments are determined on the basis of the specific identification.

       Investment income due and accrued is assessed for collectibility. The Company writes-off investment income due and accrued when it is probable that the amount is uncollectible by recording a charge against investment income in the period such determination is made. Any amounts over 90 days past due which have not been written-off are non-admitted by the Company. As of December 31, 2006 and 2005, no investment income due and accrued was determined to be uncollectible or non-admitted.

    . Unrealized Gains (Losses): Unrealized gains (losses) on all stocks, bonds carried at NAIC designated values, joint ventures, partnerships, derivatives, and foreign currency translation are credited or charged to unassigned surplus.

   Revenue Recognition: Direct written premiums contracts are primarily earned on a pro-rata basis over the terms of the policies to which they relate. Accordingly, unearned premiums represent the portion of premiums written which is applicable to the unexpired terms of policies in force. Ceded premiums are amortized into income over the contract period in proportion to the protection received.

   Premium estimates for retrospectively rated policies are recognized within the periods in which the related losses are incurred. In accordance with NAIC Statement of Statutory Accounting Principles (SSAP) No. 66, entitled Retrospectively Rated Contracts, the Company estimates accrued retrospectively rated premium adjustments using the application of historical ratios of retrospective rated premium development. The Company records accrued retrospectively rated premiums as an adjustment to earned premiums. In connection therewith, as of December 31, 2006 and 2005, accrued premiums related to the Company's retrospectively rated contracts amounted to $1,606,389 and $1,267,421, respectively, net of non-admitted premium balances of $55,203 and $3,084, respectively.

   For the years ended December 31, 2006 and 2005, $684,635 and $510,615 of net written premiums were subject to retrospective rating features and amounted to 8.7% and 7.4% of total net written premiums, respectively.

   Adjustments to premiums for changes in the level of exposure to insurance risk are generally determined based upon audits conducted after the policy expiration date. In accordance with SSAP No. 53, entitled Property and Casualty Contracts - Premiums (SSAP 53), the Company records the audit premium estimates as an adjustment to written premium, and earns these premiums immediately. For premium adjustments that result in a return of premium to the policyholder, the Company immediately reduces earned premiums. When the premium exceeds the amount of collateral held, a non-admitted asset (equivalent to 10.0% of this excess amount) is recorded.

   In accordance with SSAP 53, the Company reviews its ultimate losses with respect to its premium reserves. A liability is established if the premium reserves are not sufficient to cover the ultimate loss projection and associated acquisition expenses. Investment income is not considered in the calculation.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   For certain lines of business for which an insurance policy is issued on a claims-made basis, the Company offers to its insurers the option to purchase an extended reporting endorsement which permits the extended reporting of insured events after the termination of the claims-made contract. Extended reporting endorsements modify the exposure period of the underlying contract and can be for a defined period (e.g., six months, one year, five years) or an indefinite period. For defined reporting periods, premiums are earned over the term of the fixed period. For indefinite reporting periods, premiums are fully earned and loss and LAE liabilities associated with the unreported claims are recognized immediately.

   Reinsurance: Ceded premiums, commissions, expense reimbursements and reserves related to ceded business are accounted for on a basis consistent with that used in accounting for the original contracts issued and the terms of the reinsurance contract. Ceded premiums have been reported as a reduction of premium earned. Amounts applicable to ceded reinsurance for unearned premium reserves, and reserves for losses and LAE have been reported as a reduction of these items, and expense allowances received in connection with ceded reinsurance are accounted for as a reduction of the related acquisition cost.

   Retroactive Reinsurance: Retroactive reinsurance reserves are shown separately in the balance sheet. Gains or losses are recognized in the statement of income. Surplus gains are reported as segregated unassigned surplus until the actual retroactive reinsurance recovered exceeds the consideration paid.

   As agreed with the Company's domiciliary state, the Company analyzed the current status of all reinsurance treaties entered into on or after January 1, 1994 for which ceded reserves as of December 31, 2004 (including incurred but not reported (IBNR)) exceeded $100 for compliance with the nine month rule as described in SSAP No. 62, entitled Property and Casualty Reinsurance (SSAP 62). Any such treaties for which the documentation required by SSAP 62 did not exist were reclassified as retroactive, with appropriate adjustments to underwriting accounts and unassigned surplus. Treaties entered into prior to January 1, 2005 for which such documentation is contained in the Company's files retained prospective treatment, irrespective of whether such documentation was executed within nine months of the treaty's effective date in accordance with agreements reached with the domiciliary insurance department.

   In early 2007, the Company discovered that certain foreign reinsurance treaties for the period January 1, 2005 to November 30, 2006 were not in compliance with the nine month rule as described in SSAP 62. As agreed with the Company's domiciliary state, the Company recorded these reinsurance treaties as prospective.

   The Company is unable to quantify the impact on policyholders' surplus or net income from the aforementioned practices regarding the nine month rule.

   Deposit Accounting: Assumed and ceded reinsurance contracts which the Company determines do not transfer a sufficient amount of insurance risk are recorded as deposit accounting transactions. In accordance with SSAP 62 and SSAP No. 75, entitled Reinsurance Deposit Accounting An Amendment to SSAP No. 62, Property and Casualty Reinsurance, the Company records the net consideration paid or received as a deposit asset or liability, respectively. The deposit asset is reported as admitted if i) the assuming company is licensed, credited or qualified by the Insurance Department of the State of New York; or ii) the collateral (i.e.: funds withheld, letters of credit or trusts) meets all the requirements of the Insurance Department of the State of New York. The deposit asset or liability is adjusted by calculating the effective yield on the deposit to reflect the actual payments made or received to date and expected future payments with a corresponding credit or charge to other gain in the statement of income.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   As agreed with the Company's domiciliary state, direct insurance transactions whereby the Company determines there was insufficient risk transfer, other than those where a policy was issued (a) in respect of the insured's requirement for evidence of coverage pursuant to applicable statutes (insurance statutes or otherwise), contractual terms or normal business practices, (b) in respect of an excess insurer's requirement for an underlying primary insurance policy in lieu of self insurance, or (c) in compliance with filed forms, rates and/or rating plans, are recorded as deposit accounting arrangements.

   Foreign Property Casualty Business: As agreed with the Company's domiciliary state, the Company will continue to follow the current presentation practices relating to its foreign branches and participation in the business of the American International Underwriters Overseas Association (the Association or AIUOA). See Note 5 for a description of the AIUOA pooling arrangement and related financial statement presentation.

   Commissions and Underwriting Expenses: Commissions, premium taxes, and certain underwriting expenses related to premiums written are charged to income at the time the premiums are written and are included in Other Underwriting Expenses Incurred. In accordance with SSAP 62, the Company records a liability for reinsurance ceding commissions recorded in excess of acquisition costs. The liability is earned over the terms of the underlying policies.

   Reserves for Losses and LAE: The reserves for losses and LAE, including IBNR losses, are determined on the basis of actuarial specialists' evaluations and other estimates, including historical loss experience. The methods of making such estimates and for establishing the resulting reserves are continually reviewed and updated, and any resulting adjustments are recorded in the current period. Accordingly, losses and LAE are charged to income as incurred. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy.

   The Company discounts its loss reserves on workers' compensation claims.

   The calculation of the Company's tabular discount is based upon the 1979-81 Decennial Mortality Table, and applying a 3.5% interest rate. Loss reserves (net of reinsurance) subject to the tabular discounting were $1,676,681 and $1,671,598, as of December 31, 2006 and 2005, respectively. As of
   December 31, 2006 and 2005, the Company's tabular discount amounted to $238,180 and $184,289, respectively, all of which were applied against the Company's case reserves.

   The calculation of the Company's non-tabular discount is based upon the Company's own payout pattern and a 5.0% interest rate as prescribed by the New York State Insurance Department. Loss and LAE reserves (net of reinsurance) subject to the non-tabular discounting were $1,676,681 and $1,671,598 as of December 31, 2006 and 2005, respectively. As of
   December 31, 2006 and 2005, the Company's non-tabular discount amounted to $234,471 and $212,605, respectively, all of which were applied against the Company's case reserves.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   Foreign Exchange: Assets and liabilities denominated in foreign currencies are translated at the rate of exchange in effect at the close of the reporting period. Revenues, expenses, gains, losses and surplus adjustments are translated using weighted average exchange rates. Unrealized gains and losses from translating balances from foreign currency into United States currency are recorded as adjustments to surplus. Gains and losses resulting from foreign currency transactions are included in income.

   Statutory Basis Reserves: Certain required statutory basis reserves, principally the provision for reinsurance, are charged to surplus and reflected as a liability of the Company.

   Policyholders' Dividends: Dividends to policyholders are charged to income as declared.

   Capital and Surplus: Common capital stock and capital in excess of par value represents amounts received by the Company in exchange for shares issued. The common capital stock represents the number of shares issued multiplied by par value per share. Capital in excess of par value represents the value received by the Company in excess of the par value per share.

   Non-Admitted Assets: Certain assets, EDP equipment, software, leasehold improvements, certain overdue agents' balances, accrued retrospective premiums, certain deposit accounting assets that do not meet all the State of New York requirements, prepaid expenses, certain deferred taxes that exceed statutory guidance and unsupported current taxes are designated as non-admitted assets and are directly charged to Unassigned Surplus. EDP equipment primarily consists of non-operating software and is depreciated over its useful life, generally not exceeding 5 years. Leasehold improvements are amortized over the lesser of the remaining lease term or the estimated useful life of the leasehold improvement. In connection therewith, for the years ended December 31, 2006 and 2005, depreciation and amortization expense amounted to $21,036 and $24,616, and accumulated depreciation as of December 31, 2006 and 2005 amounted to $107,392 and $88,562, respectively.

   Reclassifications: Certain balances contained in the 2005 financial statements have been reclassified to conform with the current year's presentation.

   During 2006 the Company recorded a pre-tax charge of $249,898 relating to the reconciliations and substantiation of certain balance sheet accounts. As agreed with the Company's domiciliary state, the Company has recorded all amounts as changes in estimate for 2006.

NOTE 2 - ACCOUNTING ADJUSTMENTS TO STATUTORY BASIS FINANCIAL STATEMENTS

During 2006 and 2005, the Company dedicated significant effort to the resolution of previously identified weaknesses in internal controls. As a result of these remediation efforts, management concluded that adjustments should be made to the assets, liabilities, and surplus to policyholders as reported in the Company's 2005 and 2004 annual statements. The corrections of these errors resulted in an after tax statutory credit (charge) of $55,538 and ($211,984) as of December 31, 2005 and 2004, respectively.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


In accordance with SSAP No. 3 entitled Accounting Changes and Correction of Errors, the correction of these errors has been reported as an adjustment to unassigned surplus as of January 1, 2006 and 2005.

The impact of these corrections on policyholder surplus as of January 1, 2006 and 2005 is as follows:

                                                                  Policyholders
                                                                     Surplus
                                                                  -------------
Balance at December 31, 2005                                       $5,049,651

Correction of Error Adjustments:
   Asset admissibility                                                 (3,482)
   Foreign translation adjustment                                     102,290
   Federal income taxes                                               (43,270)
                                                                   ----------
       Total Correction of Error Adjustments                           55,538
                                                                   ----------
Balance at January 1, 2006, as Adjusted                            $5,105,189
                                                                   ==========

                                                                  Policyholders
                                                                     Surplus
                                                                  -------------
Balance at December 31, 2004, as Amended                           $3,339,340

Correction of Error Adjustments:
   Asset realization                                                 (229,448)
   Revenue recognition                                                (65,075)
   Federal income taxes                                                82,539
                                                                   ----------
       Total Correction of Error Adjustments                         (211,984)
                                                                   ----------
Balance at January 1, 2005, as Adjusted                            $3,127,356
                                                                   ==========

An explanation for each of the adjustments for prior period corrections is described below:

Asset Admissibility: The Company determined that certain receivables for high deductible policies should have been non-admitted.

Foreign Translation Adjustment: The Company determined that certain adjustments were required relating to the translation of balances for the Company's Canadian branch.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


Asset Realization: The Company determined that the allowances related to certain premium receivable, reinsurance recoverable and other asset accounts were not sufficient. The adjustment has established additional allowances for these items.

Revenue Recognition: The Company determined that certain revisions to revenues that were recognized in prior periods related to certain long-duration environmental insurance contracts were needed.

Federal Income Taxes (Current and Deferred): The change in Federal income tax expense is primarily related to an increase in provisions for potential tax exposures, corrections to the deferred income tax inventory and the current tax receivable. Certain corrections to gross deferred tax assets were non-admitted by the Company, resulting in no impact in the table above (see Note 9).

NOTE 3 - INVESTMENTS

Statutory Fair Value of Financial Instruments:

The following table presents the carrying amount and statutory fair values of the Company's financial instruments as of December 31, 2006 and 2005.

                                             2006                   2005
                                    ----------------------- ---------------------
                                     Carrying   Statutory    Carrying  Statutory
As of December 31,                    Amount    Fair Value    Amount   Fair Value
------------------                  ----------- ----------- ---------- ----------
Assets:
   Bonds                            $14,844,987 $15,146,927 $9,663,980 $9,798,011
   Common stocks                      3,304,355   3,684,898  3,190,583  3,592,207
   Preferred stocks                     587,471     588,334    542,438    541,945
   Other invested assets              1,509,651   1,509,651  2,261,269  2,261,269
   Securities lending collateral        203,323     203,323    295,591    295,591
   Cash and short-term investments      293,792     293,792    118,028    118,028
   Receivable for securities                 --          --    164,069    164,069

Liabilities:
   Securities lending payable       $   203,323 $   203,323 $  295,591 $  295,591
   Collateral deposit liability         613,043     613,043    505,755    505,755
   Payable for securities               110,581     110,581         --         --

The methods and assumptions used in estimating the statutory fair values of financial instruments are as follows: The statutory fair values of bonds, unaffiliated common stocks and preferred stocks are based on NAIC market value*. The statutory fair values of affiliated common stock are based on the underlying equity of the respective entity's financial statements, except for publicly traded affiliates which are based on quoted market values.


--------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


Other invested assets include primarily partnerships and joint ventures. Fair values are based on the net asset value of the respective entity's financial statements.

The carrying value of all other financial instruments approximates fair value.

The amortized cost and NAIC market values* of the Company's bond investments as of December 31, 2006 and 2005 are outlined in the table below:

                                                                                             Gross      Gross
                                                                                Amortized  Unrealized Unrealized    NAIC *
                                                                                  Cost       Gains      Losses   Market Value
                                                                               ----------- ---------- ---------- ------------
As of December 31, 2006

   U.S. governments                                                            $   331,819  $  1,828   $ 2,571   $   331,076
   All other governments                                                         1,195,804     5,207     3,017     1,197,994
   States, territories and possessions                                           2,320,995    45,984       928     2,366,051

   Political subdivisions of states, territories and possessions                 3,319,677    79,061       796     3,397,942
   Special revenue and special assessment obligations and all non-guaranteed
     obligations of agencies and authorities and their political subdivisions    7,052,116   172,223     1,204     7,223,135
   Public utilities                                                                 45,542       186       460        45,268
   Industrial and miscellaneous                                                    579,034    10,772     4,345       585,461
                                                                               -----------  --------   -------   -----------
       Total Bonds, as of December 31, 2006                                    $14,844,987  $315,261   $13,321   $15,146,927
                                                                               ===========  ========   =======   ===========
As of December 31, 2005

   U.S. governments                                                            $   339,230  $  1,331   $ 4,491   $   336,070
   All other governments                                                         1,030,463     5,491     4,015     1,031,939
   States, territories and possessions                                           1,437,180    25,194     4,641     1,457,733
   Political subdivisions of states, territories and possessions                 1,971,726    34,761     2,780     2,003,707
   Special revenue and special assessment obligation and all non-guaranteed
     obligations of agencies and authorities and their political subdivisions    4,242,687    78,602     6,193     4,315,096
   Public utilities                                                                 46,234       634       226        46,642
   Industrial and miscellaneous                                                    596,460    13,179     2,815       606,824
                                                                               -----------  --------   -------   -----------
       Total Bonds, as of December 31, 2005                                    $ 9,663,980  $159,192   $25,161   $ 9,798,011
                                                                               ===========  ========   =======   ===========

As of December 31, 2006 and 2005, the actual fair market value principally priced by Interactive Data Corporation, a third party rating source, for the above listed securities amounted to $15,167,455 and $9,818,483, respectively.

--------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


The amortized cost and NAIC market values* of bonds at December 31, 2006 and 2005, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay certain obligations with or without call or prepayment penalties.

                                                 2006                    2005
                                       ------------------------ -----------------------
                                        Amortized     NAIC *    Amortized     NAIC *
As of December 31,                        Cost     Market Value   Cost     Market Value
------------------                     ----------- ------------ ---------- ------------
Due in one year or less                $   981,727 $   981,280  $  957,757  $  954,751
Due after one year through five years      780,263     782,785     855,048     857,130
Due after five years through ten years  10,452,785  10,679,977   6,253,720   6,338,300
Due after ten years                      2,474,294   2,542,135   1,435,025   1,482,825
Mortgaged-backed securities                155,918     160,750     162,430     165,005
                                       ----------- -----------  ----------  ----------
   Total Bonds                         $14,844,987 $15,146,927  $9,663,980  $9,798,011
                                       =========== ===========  ==========  ==========

During 2006 and 2005, proceeds from the sales of the Company's bonds amounted to $4,370,165 and $3,278,300, respectively. During 2006 and 2005, the Company realized gross gains of $6,407 and $31,404, and gross losses of $21,502 and $17,304, respectively, related to these sales.

During 2006 and 2005, proceeds from the sales of the Company's equity investments amounted to $3,151,915 and $2,703,032, respectively. Gross gains of $222,465 and $132,690 and gross losses of $105,248 and $91,050 were realized on those sales in 2006 and 2005, respectively.

--------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


The cost or amortized cost and NAIC market values* of the Company's common and preferred stocks as of December 31, 2006 and 2005 are set forth in the table below:

                                           December 31, 2006
                         ------------------------------------------------------
                          Cost or     Gross      Gross      NAIC *
                         Amortized  Unrealized Unrealized   Market    Carrying
                           Cost       Gains      Losses     Value      Value
                         ---------- ---------- ---------- ---------- ----------
Common Stocks:

   Affiliated            $  610,842 $1,517,992  $60,010   $2,068,824 $2,068,824
   Non-affiliated           991,365    266,605   22,439    1,235,531  1,235,531
                         ---------- ----------  -------   ---------- ----------
       Total             $1,602,207 $1,784,597  $82,449   $3,304,355 $3,304,355
                         ---------- ----------  -------   ---------- ----------
Preferred Stocks:

   Affiliated            $       -- $       --  $    --   $       -- $       --
   Non-affiliated           577,109     11,225       --      588,334    587,471
                         ---------- ----------  -------   ---------- ----------
       Total             $  577,109 $   11,225  $    --   $  588,334 $  587,471
                         ========== ==========  =======   ========== ==========

                                           December 31, 2005
                         ------------------------------------------------------
                          Cost or     Gross      Gross      NAIC *
                         Amortized  Unrealized Unrealized   Market    Carrying
                           Cost       Gains      Losses     Value      Value
                         ---------- ---------- ---------- ---------- ----------
Common Stocks:

   Affiliated            $  602,396 $1,521,619  $ 68,346  $2,055,669 $2,055,669
   Non-affiliated           972,712    198,989    36,787   1,134,914  1,134,914
                         ---------- ----------  --------  ---------- ----------
       Total             $1,575,108 $1,720,608  $105,133  $3,190,583 $3,190,583
                         ========== ==========  ========  ========== ==========
Preferred Stocks:

   Affiliated            $       -- $       --  $     --  $       -- $       --
   Non-affiliated           539,993     10,710     8,758     541,945    542,438
                         ---------- ----------  --------  ---------- ----------
       Total             $  539,993 $   10,710  $  8,758  $  541,945 $  542,438
                         ========== ==========  ========  ========== ==========

As of December 31, 2006 and 2005, the Company held derivative investments of $0 and $(572), respectively.

--------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


The fair market value together with the aging of the gross pre-tax unrealized losses with respect to the Company's bonds and stocks as of December 31, 2006 and 2005 is set forth in the table below:

                                                            12 Months          Greater than
                                                             or Less             12 Months              Total
                                                      --------------------- ------------------- ---------------------
                                                        Fair     Unrealized  Fair    Unrealized   Fair     Unrealized
Description of Securities                               Value      Losses    Value     Losses     Value      Losses
-------------------------                             ---------- ---------- -------- ---------- ---------- ----------
As of December 31, 2006:

   U. S. Governments                                  $  101,082  $   767   $ 73,937  $ 1,804   $  175,019  $  2,571
   All Other Governments                                 683,798    1,753     57,405    1,264      741,203     3,017
   States, territories and possessions                   135,854      161     64,833      767      200,687       928
   Political subdivisions of states, territories and
     possessions                                          80,117      277     35,991      519      116,108       796
   Special revenue                                       289,115      808     39,210      396      328,325     1,204
   Public utilities                                        1,236       14     18,342      446       19,578       460
   Industrial and miscellaneous                           68,790      458    108,020    3,887      176,810     4,345
                                                      ----------  -------   --------  -------   ----------  --------
   Total Bonds                                         1,359,992    4,238    397,738    9,083    1,757,730    13,321
                                                      ----------  -------   --------  -------   ----------  --------
   Common Stock                                          189,762   29,564    283,252   52,885      473,014    82,449
                                                      ----------  -------   --------  -------   ----------  --------
   Total Stocks                                          189,762   29,564    283,252   52,885      473,014    82,449
                                                      ----------  -------   --------  -------   ----------  --------
   Total Bonds and Stocks                             $1,549,754  $33,802   $680,990  $61,968   $2,230,744  $ 95,770
                                                      ==========  =======   ========  =======   ==========  ========
As of December 31, 2005:

   U. S. Governments                                  $  263,575  $ 3,780   $ 14,643  $   711   $  278,218  $  4,491
   All Other Governments                                 831,441    3,520     19,830      495      851,271     4,015
   States, territories and possessions                   368,996    3,419     51,889    1,222      420,885     4,641
   Political subdivisions of states, territories and
     possessions                                         380,044    2,347     23,929      433      403,973     2,780
   Special revenue                                       549,541    4,212     72,215    1,981      621,756     6,193
   Public utilities                                       16,300      188      1,661       38       17,961       226
   Industrial and miscellaneous                          115,026    2,247     14,784      568      129,810     2,815
                                                      ----------  -------   --------  -------   ----------  --------
   Total Bonds                                         2,524,923   19,713    198,951    5,448    2,723,874    25,161
                                                      ----------  -------   --------  -------   ----------  --------
   Common Stock                                          421,479   31,543    215,755   73,590      637,234   105,133
   Preferred Stock                                       276,755    6,666     40,807    2,092      317,562     8,758
                                                      ----------  -------   --------  -------   ----------  --------
   Total Stocks                                          698,234   38,209    256,562   75,682      954,796   113,891
                                                      ----------  -------   --------  -------   ----------  --------
   Total Bonds and Stocks                             $3,223,157  $57,922   $455,513  $81,130   $3,678,670  $139,052
                                                      ==========  =======   ========  =======   ==========  ========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


In general, a security is considered a candidate for other-than-temporary impairments if it meets any of the following criteria:

     a. Trading at a significant (25 percent or more) discount to par or amortized cost (if lower) for an extended period of time (nine months or longer); or

     b. The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; or (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for the court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

     c. In the opinion of Company's management, it is probable that the Company may not realize a full recovery on its investment, irrespective of the occurrence of one of the foregoing events.

As of December 31, 2006, the Company has both the ability and intent to hold these investments to recovery.

During 2006 and 2005, the Company reported write-downs on its common and preferred stock investments due to an other-than-temporary decline in fair value of $17,934 and $972, respectively, and reported write-downs on its bond investments due to an other-than-temporary decline in fair value of $776 and $2,542, respectively.

During 2006 and 2005, the Company reported the following write-downs on its joint venture and partnership investments due to an other-than-temporary decline in fair value:

   For the Years Ended December 31,                              2006   2005
   --------------------------------                             ------ ------
   Grshm Global Investment Fund ll K4                           $2,559 $   --
   Morgan Stanley III                                               --  1,684
   Items less than $1.0 million                                  1,051     11
                                                                ------ ------
      Total                                                     $3,610 $1,695
                                                                ====== ======

As of December 31, 2006 and 2005, securities with a market value of $199,380 and $289,449, respectively, were on loan. The Company receives as collateral 102.0% of the market value of domestic transactions and 105.0% for cross-border transactions. Securities lent, under the Securities Lending Agreement, are under exclusive control of the Company. Pursuant to the Securities Agency Lending Agreement, AIG Global Securities Lending Corporation, a Delaware registered company, maintains responsibility for the investment and control of such collateral.

Securities carried at an amortized cost of $2,565,608 and $2,270,251 were deposited with regulatory authorities as required by law as of December 31, 2006 and 2005, respectively.

Other invested assets include $966,546 of collateralized loans as of December 31, 2005. As agreed with the Company's domiciliary state, these loans represented the Company's entire investment in life settlements and were

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)

accounted for as collateral loans in accordance with SSAP No. 21, entitled Other Admitted Assets. The admitted value of the loans were not in excess of the cost (including capitalization of interest) of acquiring the life settlements and maintaining them in force for so long as the fair value of the underlying life settlements collateralizing such loans was at least equal to the outstanding amount of such loans. On June 29, 2006, the Company entered into a transaction that was not objected to by the Insurance Department of the State of New York which resulted in the satisfaction of the loans. As of December 31, 2006, the Company has no collateralized loans.

During 2006 and 2005, included in Net Investment Income Earned were investment expenses of $7,329 and $7,139, respectively, and interest expense of $98,741 and $77,243, respectively.

NOTE 4 - RESERVES FOR LOSSES AND LAE

A reconciliation of the Company's reserves for losses and LAE as of December 31, 2006 and 2005 is set forth in the table below:

                                                       2006          2005
                                                   ------------  -----------
   Reserves for Losses and LAE, Beginning of Year  $ 11,620,078  $ 9,357,799

   Adjustments for prior period corrections                  --     (165,738)
   Incurred losses and LAE related to:
      Current accident year                           5,343,020    5,111,414
      Prior accident years                               66,978    1,393,640
                                                   ------------  -----------
          Total Incurred Losses and LAE               5,409,998    6,505,054
                                                   ------------  -----------
   Paid losses and LAE related to:
      Current accident year                          (1,265,788)  (1,284,778)
      Prior accident years                           (3,009,707)  (2,792,259)
                                                   ------------  -----------
          Total Paid Losses and LAE                  (4,275,495)  (4,077,037)
                                                   ------------  -----------
   Reserves for Losses and LAE, as of December 31, $ 12,754,581  $11,620,078
                                                   ============  ===========

During 2006 and 2005 calendar years, estimated ultimate incurred losses and LAE attributable to insured events of prior years increased by $66,978 and $1,393,640, respectively. The Company experienced adverse loss and LAE reserve development primarily related to claims from accident years 2002 and prior. The classes of business accounting for the majority of this adverse development were directors & officers' liability and related management liability classes of business, excess casualty, and excess workers' compensation. In addition, the Company significantly increased its reserves for asbestos based on a ground up review of its asbestos claims exposures conducted for year-end 2005 (see
Note 12.B. for further information concerning the Company's asbestos and environmental reserves).

As of December 31, 2006 and 2005, the Company's reserves for losses and LAE have been reduced by anticipated salvage and subrogation of $198,524 and $188,050, respectively.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


As of December 31, 2006 and 2005, the Company's reserves for losses and LAE have been reduced by credits for reinsurance recoverable of $6,322,799 and $7,425,539, respectively (exclusive of inter-company pooling).

NOTE 5 - RELATED PARTY TRANSACTIONS

A. National Union Inter-company Pooling Agreement

   The Company, as well as certain other insurance affiliates, is a party to an inter-company reinsurance pooling agreement. In accordance with the terms and conditions of this agreement, the member companies cede all direct and assumed business except business from foreign branches (excluding Canada) to National Union Fire Insurance Company of Pittsburgh, PA (National Union), the lead pooling participant. In turn, each pooling participant receives from National Union their percentage share of the pooled business.

   In connection therewith, the Company's share of the pool is 36.0%. Accordingly, premiums earned, losses and LAE incurred, and other underwriting expenses, as well as related assets and liabilities, in the accompanying financial statements emanate from the Company's percentage participation in the pool.

   A list of all pooling participants and their respective participation percentages is set forth in the table below:

                                                      NAIC Co. Participation
   Member Company                                       Code      Percent
   --------------                                     -------- -------------
   National Union                                      19445       38.0%
   American Home Assurance Company                     19380       36.0%
   Commerce and Industry Insurance Company             19410       10.0%
   New Hampshire Insurance Company                     23481        5.0%
   The Insurance Company of the State of Pennsylvania  19429        5.0%
   AIG Casualty Company (formerly known as
     Birmingham Fire Insurance Company of
     Pennsylvania)                                     19402        5.0%
   AIU Insurance Company                               19399        1.0%
   American International Pacific Insurance Company    23795        0.0%
   American International South Insurance Company      40258        0.0%
   Granite State Insurance Company                     23809        0.0%
   Illinois National Insurance Company                 23817        0.0%

   Subject to regulatory approval, American International Pacific Insurance Company (AIP) will be removed from the National Union inter-company pooling agreement and added as a participant in AIG's Personal Lines Pool. AIP's pooling participation percentage in the AIG Personal Lines Pool will be zero percent.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


B. American International Underwriters Overseas Association Pooling Arrangement

   AIG formed AIUOA, a Bermuda unincorporated association, in 1976, as the pooling mechanism for AIG's international general insurance operations. A list of all members in AIUOA and their respective participation percentages is set forth in the table below:

                                                      NAIC Co. Participation
   Member Company                                       Code      Percent
   --------------                                     -------- -------------
   American International Underwriters Overseas,
     Limited                                              --       67.0%
   New Hampshire Insurance Company (NHIC)              23481       12.0%
   National Union                                      19445       11.0%
   American Home Assurance Company (AHAC)              19380       10.0%

   In exchange for membership in AIUOA at the assigned participation, the members contributed capital in the form of cash and other assets, including rights to future business written by international operations owned by the members. The legal ownership and insurance licenses of these international branches remain in the name of NHIC, National Union, and the Company.

   At the time of forming the AIUOA, the member companies entered into an open-ended reinsurance agreement, cancelable with six months written notice by any member. The reinsurance agreement governs the insurance business pooled in the AIUOA. As discussed in Note 1, the Company continues to follow the current practices relating to its foreign branches and participation in the business of AIUOA by recording: (a) its net (after pooling) liability on such business as direct writings in its statutory financial statements, rather than recording gross direct writings with reinsurance cessions to the other pool members; (b) its corresponding balance sheet position, excluding loss reserves, unearned premiums and funds withheld, as a net equity interest in Equities in Underwriting Pools and Associations; and (c) loss reserves, unearned premiums and funds withheld are recorded on a gross basis. As of December 31, 2006 and 2005, the Company's interest in the AIUOA amounted to $858,614 and $581,410, respectively, gross of the following amounts, after consideration of the National Union inter-company pooling agreement.

   As of December 31,                                        2006     2005
   ------------------                                      -------- --------
   Loss and LAE reserves                                   $778,277 $622,815
   Unearned premium reserves                                337,926  284,060
   Funds held                                                17,712   15,740

   Additionally, the Company holds 4.5% of the issued share capital of AIG Europe S.A. for the beneficial interest of the AIUOA. As of December 31, 2006 and 2005, the Company's interest in AIG Europe S.A. amounted to $32,575 and $25,858, respectively.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


C. Guarantee Arrangements

   The Company has issued guarantees whereby the Company unconditionally and irrevocably guarantees all present and future obligations and liabilities of any kind arising from the policies of insurance issued by the guaranteed companies in exchange for an annual guarantee fee.

   The guarantees are not expected to have a material effect upon the Company's surplus as the guaranteed companies have admitted assets in excess of policyholder liabilities. The Company believes that the likelihood of a payment under the guarantee is remote. These guarantees are provided to maintain the guaranteed company's rating status issued by certain rating agencies. In the event of termination of a guarantee, obligations in effect or contracted for on the date of termination would remain covered until extinguished.

   The Company is party to an agreement with AIG whereby AIG has agreed to make any payments due under the guarantees in the place and stead of the Company.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


The guarantees that were in effect as of December 31, 2006 are included in the table below:

                                                                Date   Policyholder   Invested   Estimated Policyholder
Guaranteed Company                                             Issued  Obligations     Assets      Loss      Surplus
------------------                                            -------- ------------ ------------ --------- ------------
AIG Hawaii Insurance Company, Inc.                            11/05/97 $     95,738 $    162,307    $--    $    69,612
American International Insurance Company                      11/05/97      335,804      785,981     --        357,830
AIG Mexico Seguros Interamericana, S.A. de C.V.               12/15/97       93,868       87,395     --         78,395
American International Insurance Company of California,
  Inc.                                                        12/15/97      144,248       56,694     --         22,827
American International Insurance Company of New Jersey        12/15/97      109,426       55,929     --         29,210
AIG Advantage Insurance Company(formerly Minnesota
  Ins. Co.)                                                   12/15/97       34,592       52,177     --         21,703
Landmark Insurance Company, Limited                         * 03/02/98      423,761      521,339     --        114,836
AIG Europe S.A.                                               03/02/98    2,278,448    1,211,630     --      1,363,948
AIG Edison Life Insurance Company                             09/15/98   20,854,923   21,353,910     --      1,348,668
AIG SunAmerica Life Assurance Company                   (+) * 01/04/99    4,239,331    4,576,100     --        797,911
First SunAmerica Life Insurance Company                     * 01/04/99    4,547,648    4,914,123     --        397,499
SunAmerica Life Insurance Company                       (+) * 01/04/99   35,545,269   46,184,379     --      4,557,590
AIG Europe (Netherlands) N.V.                                 11/01/02      606,697      151,940     --        167,456
American General Life Insurance Company                 (+)   03/03/03   23,712,805   26,595,082     --      2,575,981
American General Life and Accident Insurance Company          03/03/03    7,644,336    8,687,269     --        563,418
The United States Life Insurance Company of the City of
  NY                                                          03/03/03    3,374,806    3,972,505     --        426,210
The Variable Annuity Life Insurance Company             (+)   03/03/03   29,499,828   34,152,961     --      3,726,128
AIG Czech Republic Posjistovna, A.S.                          03/03/03       16,701       24,897     --         23,910
Lloyds Syndicate 1414                                         12/15/04      944,323      864,322     --        108,634
                                                                       ------------ ------------    ---    -----------
   Total Guarantees                                                    $134,502,552 $154,410,940    $--    $16,751,766
                                                                       ============ ============    ===    ===========

--------
+  This guarantee was terminated as to policies written after December 29, 2006.
*  The guaranteed company is also backed by a support agreement issued by AIG.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


D. Investments in Affiliates

   As of December 31, 2006 and 2005, the Company's common stock investments with its affiliates together with the related change in unrealized appreciation were as follows:

                                                       Equity at   Change in
    Affiliated Common Stock        Ownership   Cost   December 31,  Equity
    Investments                     Percent    2006       2006       2006
    -----------------------        --------- -------- ------------ ---------
    AIG Hawaii Insurance Company,
      Inc.                          100.00%  $ 10,000  $   69,612  $  9,783
    AIG Non Life Holding Company
      (Japan), Inc.                 100.00%   124,477     401,018    69,103
    American International Realty
      Corporation                    31.47%    29,581      44,044    18,696
    Eastgreen, Inc.                  13.42%    12,804      14,222       287
    Pine Street Real Estate
      Holdings Corporation           31.47%     5,445       2,816   (18,531)
    AIG Mexico Industrial,
      I.L.L.C.                       49.00%     9,463       2,442     1,425
    American International Life
      Assurance Company              22.48%    70,387     157,619     1,090
    American International
      Insurance Company              25.00%    25,000      89,457    13,559
    AIG Claim Service, Inc.          50.00%    48,962      46,675   (12,204)
    Transatlantic Holdings, Inc.     33.34%    34,055   1,048,323   (86,094)
    21st Century Insurance Group     16.65%   240,668     192,596    16,041
                                             --------  ----------  --------
       Total Common Stocks -
         Affiliates                          $610,842  $2,068,824  $ 13,155
                                             ========  ==========  ========

                                                       Equity at   Change in
    Affiliated Common Stock        Ownership   Cost   December 31,  Equity
    Investments                     Percent    2005       2005       2005
    -----------------------        --------- -------- ------------ ---------
    AIG Hawaii Insurance Company,
      Inc.                          100.00%  $ 10,000  $   59,829  $ (2,590)
    AIG Non Life Holding Company
      (Japan), Inc.                 100.00%   124,477     331,915    63,241
    American International Realty
      Corporation                    31.47%    29,581      25,348    (1,932)
    Eastgreen, Inc.                  13.42%    12,804      13,935       355
    Pine Street Real Estate
      Holdings Corporation           31.47%     5,445      21,347         4
    AIG Mexico Industrial,
      I.L.L.C.                       49.00%     1,017       1,017        --
    American International Life
      Assurance Company              22.48%    70,387     156,529    20,123
    American International
      Insurance Company              25.00%    25,000      75,898     4,380
    AIG Claim Service, Inc.          50.00%    48,963      58,879     2,350
    Transatlantic Holdings, Inc.     33.34%    34,055   1,134,417    90,652
    21st Century Insurance Group     16.65%   240,667     176,555    28,153
                                             --------  ----------  --------
       Total Common Stocks -
         Affiliates                          $602,396  $2,055,669  $204,736
                                             ========  ==========  ========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   Investments in affiliates are included in common stocks based on the net worth of the entity except for publicly traded affiliates which are based on quoted market values, less a discount as prescribed by NAIC SAP (see Note 2).

   The Company has ownership interests in certain affiliated real estate holding companies.

   The remaining equity interest in these investments, except for 21st Century Insurance Group and Transatlantic Holdings, Inc., is owned by other affiliated companies, which are wholly-owned by the Ultimate Parent.

   From time to time, the Company may own investments in partnerships across various other AIG affiliated entities with a combined percentage greater than 10.0%. As of December 31, 2006 and 2005, the Company's total investments in partnerships with affiliated entities where AIG's interest was greater than 10.0% amounted to $1,032,694 and $912,569, respectively.

E. Other Related Party Transactions

   The following table summarizes transactions (excluding reinsurance and cost allocation transactions) that occurred during 2006 between the Company and any affiliated companies that exceeded one-half of one percent of the Company's admitted assets as of December 31, 2006. No transactions (excluded reinsurance and cost allocation transactions) occurred during 2005 between the Company and any affiliated companies that exceeded one-half of one percent of the Company's admitted assets as of December 31, 2005.

                                           Assets Received      Assets Transferred
                                            by the Company        by the Company
                                        ---------------------- ---------------------
Date of      Explanation of    Name of  Statement              Statement
Transaction   Transaction     Affiliate   Value    Description   Value   Description
----------- ----------------- --------- ---------- ----------- --------- -----------
06/29/2006  Loan Satisfaction A100 LLC  $1,170,421    Cash        $--        n/a
06/29/2006  Loan Satisfaction    AIRCO  $  239,966    Cash        $--        n/a

   The Company also reinsures risks and assumes reinsurance from other affiliates. As agreed upon with the Insurance Department of the State of New York, transactions with Union Excess Reinsurance Company Ltd. (Union Excess) and Richmond Insurance Company (Barbados) Limited (Richmond) are treated as affiliated.

   The Company did not change its methods of establishing terms regarding any affiliate transactions during the years ended December 31, 2006 and 2005.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   In the ordinary course of business, the Company utilizes AIG Technology, Inc., AIG Global Investment Corp., and AIG Domestic Claims, Inc. for data center systems, investment services, salvage and subrogation, and claims management, respectively. In connection with these services, the fees paid by the Company to these affiliates during 2006 and 2005 are outlined in the table below:

   For the Years Ended December 31,                          2006     2005
   --------------------------------                        -------- --------
   AIG Technology, Inc.                                    $ 24,562 $ 26,700
   AIG Global Investment Corp.                                6,047    4,565
   AIG Domestic Claims, Inc.                                117,231  110,589
                                                           -------- --------
      Total                                                $147,840 $141,854
                                                           ======== ========

   As of December 31, 2006 and 2005, short-term investments included amounts invested in the AIG Managed Money Market Fund of $100,915 and $73,379, respectively.

   Federal and foreign income taxes recoverable from AIG as of December 31, 2006 and 2005 amounted to $63,569 and $794,462, respectively.

   During 2005, the Company sold $191,606 of premium receivables without recourse to AI Credit Corporation, and recorded losses of $3,436. There were no premium receivable sales in 2006.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   As of December 31, 2006 and 2005, the Company had the following balances receivable/payable from/to its affiliates (excluding reinsurance transactions):

    As of December 31,                                    2006       2005
    ------------------                                 ---------- ----------
    AIG (see Note 11)                                  $       -- $1,326,780
    Balances with pool member companies                 1,434,952  1,768,006
    Balances with less than 0.5% of admitted assets        49,603     95,038
                                                       ---------- ----------
    Receivable from Parent, Subsidiaries and
      Affiliates                                       $1,484,555 $3,189,824
                                                       ========== ==========
    Balances with pool member companies                $1,449,305 $1,549,731
    Balances with less than 0.5% of admitted assets        98,281     33,968
                                                       ---------- ----------
    Payable to Parent, Subsidiaries and Affiliates     $1,547,586 $1,583,699
                                                       ========== ==========

Note 6 - Reinsurance

In the ordinary course of business, the Company reinsures certain risks with affiliates and other companies. Such arrangements serve to limit the Company's maximum loss on catastrophes, large and unusually hazardous risks. To the extent that any reinsuring company might be unable to meet its obligations, the Company would be liable for its respective participation in such defaulted amounts. The Company purchased catastrophe excess of loss reinsurance covers protecting its net exposures from an excessive loss arising from property insurance losses and excessive losses in the event of a catastrophe under workers' compensation contracts issued without limit of loss.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


During 2006 and 2005, the Company's net premiums written and net premiums earned were comprised of the following:

For the Years Ended
December 31,                            2006                     2005
-------------------            ----------------------- -----------------------
                                 Written     Earned      Written      Earned
                               ----------- ----------- ----------- -----------
Direct premiums                $ 7,514,507 $ 7,180,260 $ 6,522,919 $ 6,219,261
Reinsurance premiums
  assumed:
   Affiliates                   11,336,822  11,001,341  11,104,687  11,235,985
   Non-affiliates                   48,750     243,681      23,903    (176,461)
                               ----------- ----------- ----------- -----------
       Gross Premiums           18,900,079  18,425,282  17,651,509  17,278,785
                               ----------- ----------- ----------- -----------
Reinsurance premiums
  ceded:
   Affiliates                    9,833,954   9,534,749   9,252,497   9,022,390
   Non-affiliates                1,182,156   1,190,522   1,247,759   1,210,575
                               ----------- ----------- ----------- -----------
       Net Premiums            $ 7,883,969 $ 7,700,011 $ 7,151,253 $ 7,045,820
                               =========== =========== =========== ===========

The maximum amount of return commissions which would have been due reinsurers if all of the Company's reinsurance had been cancelled as of December 31, 2006 and 2005 with the return of the unearned premium reserve is as follows:

                    Assumed Reinsurance    Ceded Reinsurance            Net
                   --------------------- --------------------- ---------------------
                    Unearned              Unearned              Unearned
                    Premium   Commission  Premium   Commission  Premium    Commission
                    Reserves    Equity    Reserves    Equity    Reserves     Equity
                   ---------- ---------- ---------- ---------- ----------  ----------
December 31, 2006
   Affiliates      $5,579,685  $675,713  $3,844,106  $423,050  $1,735,579   $252,663
   Non-affiliates      11,551     1,399     496,499    54,641    (484,948)   (53,242)
                   ----------  --------  ----------  --------  ----------   --------
   Totals          $5,591,236  $677,112  $4,340,605  $477,691  $1,250,631   $199,421
                   ==========  ========  ==========  ========  ==========   ========
December 31, 2005
   Affiliates      $5,444,204  $663,323  $3,544,901  $413,904  $1,899,303   $249,419
   Non-affiliates       6,481       790     504,864    58,948    (498,383)   (58,158)
                   ----------  --------  ----------  --------  ----------   --------
   Totals          $5,450,685  $664,113  $4,049,765  $472,852  $1,400,920   $191,261
                   ==========  ========  ==========  ========  ==========   ========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


As of December 31, 2006 and 2005 and for the years then ended, the Company's unearned premium reserves, paid losses and LAE, and reserves for losses and LAE (including IBNR), have been reduced for reinsurance ceded as follows:

                                            Unearned     Paid    Reserves for
                                            Premium   Losses and  Losses and
                                            Reserves     LAE         LAE
                                           ---------- ---------- ------------
  December 31, 2006
     Affiliates                            $3,844,106  $ 82,387  $14,899,524
     Non-Affiliates                           496,499   405,856    2,873,315
                                           ----------  --------  -----------
     Total                                 $4,340,605  $488,243  $17,772,839
                                           ==========  ========  ===========
  December 31, 2005
     Affiliates                            $3,544,901  $ 91,985  $14,577,562
     Non-Affiliates                           504,864   307,219    3,542,634
                                           ----------  --------  -----------
     Total                                 $4,049,765  $399,204  $18,120,196
                                           ==========  ========  ===========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


The Company's unsecured reinsurance recoverables as of December 31, 2006 in excess of 3.0% of its capital and surplus is set forth in the table below:

                                                         NAIC Co.
  Reinsurer                                                Code     Amount
  ---------                                              -------- -----------
  Affiliates:
     National Union Pool Companies                           --   $15,644,476
     American International Reinsurance Co. Ltd              --     1,623,719
     American International Insurance Company             32220       438,594
     American International Underwriters Overseas,
       Ltd.                                                  --       412,665
     Transatlantic Reinsurance Company                    19453       270,098
     AIG Global Trade and Political Risk Insurance
       Co.                                                10651       103,009
     United Guaranty Insurance Company                    11715        63,190
     Lexington Insurance Company                          19437        50,273
     American International Life Assurance Co. NY
       (US)                                               60607        22,165
     Hartford Steam Boiler Inspection and Insurance
       Co.                                                11452        12,701
     National Union Fire Ins Company of Vermont              --         5,487
     Ascot Syndicate Lloyds 1414                             --         3,600
     Starr Excess Liability Insurance Company, Ltd.       10932         3,115
     Universal Insurance Company Limited                     --         1,121
     Other                                                   --        14,847
                                                                  -----------
         Total Affiliates                                          18,669,060
                                                                  -----------
     Munich Re Group                                         --       240,118
     Lloyd's                                                 --       274,819
     Swiss Re Group                                          --       324,144
                                                                  -----------
         Total Non Affiliates                                         839,081
                                                                  -----------
  Total Affiliates and Non Affiliates                             $19,508,141
                                                                  ===========

During 2006 and 2005, the Company reported in its statements of income $12,318 and $43,141, respectively, of statutory underwriting losses, which were comprised of premiums earned of $0 and $(1,710), respectively, less losses incurred of $12,318 and $41,431 respectively, as a result of commutations with the following reinsurers:

       Company                                             2006    2005
       -------                                            ------- -------
       Trenwick America                                   $ 8,280 $    --
       Alea Group                                           2,432      --
       SCOR Reinsurance Company                                --  42,442
       Other reinsurers below $1 million                    1,606     699
                                                          ------- -------
       Total                                              $12,318 $43,141
                                                          ======= =======

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


As of December 31, 2006 and 2005, the Company had reinsurance recoverables on paid losses in dispute of $78,472 and $141,589, respectively.

During 2006 and 2005, the Company wrote-off reinsurance recoverables balances of $30,849 and $65,282, respectively.

NOTE 7 - RETROACTIVE REINSURANCE

As of December 31, 2006, the Company reported the following activity and balances with respect to its retroactive reinsurance arrangements:

                                                        Assumed     Ceded
                                                       ---------  --------
    Reserves Transferred:
       Initial Reserves                                $ 216,347  $453,727
       Adjustments - prior year(s)                      (171,243)  (33,563)
       Adjustments - current year                         (2,455)    8,416
                                                       ---------  --------
       Balance as of December 31, 2006                    42,649   428,580
                                                       ---------  --------
    Paid Losses Recovered:
       Prior year(s)                                      12,212   355,120
       Current year                                        7,195    12,177
                                                       ---------  --------
       Total Recovered as of December 31, 2006            19,407   367,297
                                                       ---------  --------
       Carried Reserves as of December 31, 2006        $  23,242  $ 61,283
                                                       =========  ========
    Consideration Paid or Received:
       Initial Reserves                                $ 201,597  $276,437
       Adjustments - prior year(s)                      (180,000)  (18,869)
       Adjustments - current year                            (15)    4,538
                                                       ---------  --------
       Total Paid as of December 31, 2006              $  21,582  $262,106
                                                       =========  ========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


                                                         Assumed   Ceded
                                                         ------- --------
      Special Surplus from Retroactive Reinsurance:
         Initial surplus gain or loss realized             $--   $ 47,559
         Adjustments - prior year(s)                        --     20,548
         Adjustments - current year                         --    (18,260)
                                                           ---   --------
         Balance as of December 31, 2006                   $--   $ 49,847
                                                           ===   ========

The Company's retroactive reinsurance balance (by reinsurer) as of December 31, 2006, is set forth in the table below:

     Reinsurer                                              Assumed  Ceded
     ---------                                              ------- -------
        American International Reins. Co.                   $    -- $45,664
        PEG Reinsurance Co.                                      --   8,830
        Lyndon Property Ins. Company                             --   1,780
        American International Specialty Lines
          Insurance Company                                  17,247      --
        Commerce and Industry Insurance Company of
          Canada                                              5,930      --
        All other reinsurers below $1.0 million                  65   5,009
                                                            ------- -------
            Total                                           $23,242 $61,283
                                                            ======= =======

NOTE 8 - DEPOSIT ACCOUNTING ASSETS AND LIABILITIES

Certain of the products offered by the Company include funding components or have been structured in a manner such that little or no insurance risk is transferred. Funds received in connection with these arrangements are recorded as deposit liabilities, rather than premiums and incurred losses. In addition, the Company has entered into several reinsurance arrangements, both treaty and facultative, which were determined to be deposit agreements. Conversely, funds paid in connection with these arrangements are recorded as deposit assets, rather than as ceded premiums and ceded incurred losses.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


As of December 31, 2006 and 2005, the Company's deposit assets and liabilities were comprised of the following:

                                   Deposit     Deposit   Funds Held Funds Held
                                   Assets    Liabilities   Assets   Liabilities
                                  ---------- ----------- ---------- -----------
December 31, 2006:
   Direct                         $       --  $ 77,954    $     --  $       --
   Assumed                                --    94,342      94,279          --
   Ceded                             809,537        --          --     703,508
                                  ----------  --------    --------  ----------
   Total                          $  809,537  $172,296    $ 94,279  $  703,508
                                  ==========  ========    ========  ==========

                                   Deposit     Deposit   Funds Held Funds Held
                                   Assets    Liabilities   Assets   Liabilities
                                  ---------- ----------- ---------- -----------
December 31, 2005:
   Direct                         $       --  $ 56,768    $     --  $       --
   Assumed                                --   430,142     432,987      91,467
   Ceded                           1,336,343        --          --     914,959
                                  ----------  --------    --------  ----------
   Total                          $1,336,343  $486,910    $432,987  $1,006,426
                                  ==========  ========    ========  ==========

A reconciliation of the Company's deposit asset and deposit liabilities as of December 31, 2006 and 2005 is set forth in the table below:

                                         2006                    2005
                                ----------------------  ----------------------
                                 Deposit      Deposit    Deposit      Deposit
                                  Assets    Liabilities   Assets    Liabilities
                                ----------  ----------- ----------  -----------
Balance at January 1            $1,336,343  $  486,910  $1,638,716  $  465,475
   Deposit activity, including
     loss recoveries              (654,672)   (343,610)   (446,464)    (11,942)
   Interest income or expense,
     net of amortization of
     margin                        113,438      28,996      90,901      33,377
   Non-admitted asset portion       14,428          --      53,190          --
                                ----------  ----------  ----------  ----------
Balance as of December 31       $  809,537  $  172,296  $1,336,343  $  486,910
                                ==========  ==========  ==========  ==========

                                         2006                    2005
                                ----------------------  ----------------------
                                Funds Held  Funds Held  Funds Held  Funds Held
                                  Assets    Liabilities   Assets    Liabilities
                                ----------  ----------- ----------  -----------
Balance at January 1            $  432,987  $1,006,426  $  424,685  $1,089,396
   Contributions                        --      60,915       1,425          --
   Withdrawals                    (355,065)   (422,715)    (15,788)   (154,798)
   Interest                         16,357      58,882      22,665      71,828
                                ----------  ----------  ----------  ----------
Balance as of December 31       $   94,279  $  703,508  $  432,987  $1,006,426
                                ==========  ==========  ==========  ==========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


As of December 31, 2006 and 2005, the deposit assets with related parties, mostly reinsurance transactions with Union Excess, amounted to $630,370 and $1,192,231, respectively.

During 2006, loss recoveries from Union Excess resulted in a decrease in deposit accounting assets and funds held on deposit accounting liability of $406,719 and $273,291, respectively. During 2006, the Company commuted $40,267 of the deposit assets and $40,267 of the funds held on deposit accounting liability with Union Excess with no impact to net income. During 2005, the Company commuted $258,052 of the deposit assets with Union Excess and Richmond resulting in losses of $3,737.

During 2006, the Company commuted contracts that were accounted for as deposit accounting. The largest commutations resulted in a decline in the following: deposit accounting assets - $97,009, funds held on deposit accounting - $332,073, deposit accounting liability - $314,735 and funds held on deposit accounting liability - $82,054.

Note 9 - Federal Income Taxes

The Company files a consolidated U.S. Federal income tax return with the Ultimate Parent and its domestic subsidiaries pursuant to a tax sharing agreement. The agreement provides that the Ultimate Parent will not charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate Federal income tax return. In addition, the agreement provides that the Company will be reimbursed by the Ultimate Parent for tax benefits relating to any net losses or any tax credit of the Company utilized in filing the consolidated return. The Federal income tax recoverables in the accompanying Statements of Admitted Assets were due from the Ultimate Parent. As of December 31, 2006 and 2005, the U.S. Federal income tax rate applicable to ordinary income was 35.0%.

The components of the Company's net deferred tax assets/liabilities as of December 31, 2006 and 2005 are as follows:

   As of December 31,                                    2006        2005
   ------------------                                 ----------  ----------
   Gross deferred tax assets                          $1,236,352  $1,252,733
   Gross deferred tax liabilities                       (267,583)   (149,521)
   Non-admitted deferred tax assets in accordance
     with SSAP No.10, income taxes                      (546,869)   (794,705)
                                                      ----------  ----------
   Net Admitted Deferred Tax Assets                   $  421,900  $  308,507
                                                      ==========  ==========
   Change in Deferred Tax Assets Non-admitted         $  247,836  $ (299,271)
                                                      ==========  ==========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


During 2006 and 2005, the Company's current Federal income tax expense (benefit) was comprised of the following:

     For the Years Ended December 31,                     2006      2005
     --------------------------------                   -------- ---------
     Income tax expense (benefit) on net underwriting
       and net investment income                        $261,144 $(252,358)
     Federal income tax adjustment - prior year            2,119     9,311
                                                        -------- ---------
     Current Income Tax Expense (Benefit)               $263,263 $(243,047)
                                                        ======== =========
     Income Tax on Realized Capital Gains               $ 29,092 $  20,492
                                                        ======== =========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


The composition of the Company's net deferred tax assets as of December 31, 2006 and 2005, and changes in deferred income taxes for 2006 is set forth in the table below:

As of December 31,                                                          2006        2005       Change
------------------                                                       ----------  ----------  ---------
Deferred Tax Assets

   Loss reserve discount                                                 $  476,856  $  499,838  $ (22,982)
   Non-admitted assets                                                      160,128     206,602    (46,474)
   Unearned premium reserve                                                 316,291     303,414     12,877
   Partnership adjustments                                                   33,192          --     33,192
   Pension adjustments                                                           --       7,328     (7,328)
   Reserves                                                                 183,902      75,662    108,240
   Other temporary difference                                                65,983      54,878     11,105
   Deferred tax remediation - adjustments to December 31, 2005 surplus           --     105,011   (105,011)
                                                                         ----------  ----------  ---------
       Gross Deferred Tax Assets                                          1,236,352   1,252,733    (16,381)
   Non-admitted deferred tax assets                                        (546,869)   (689,694)   142,825
   Non-admitted deferred tax - adjustments to December 31, 2005 surplus          --    (105,011)   105,011
                                                                         ----------  ----------  ---------
       Admitted Deferred Tax Assets                                         689,483     458,028    231,455
                                                                         ----------  ----------  ---------
Deferred Tax Liabilities
   Unrealized capital gains                                                (236,490)   (115,317)  (121,173)
   Partnership adjustments                                                       --      (4,047)     4,047
   Other temporary differences                                              (31,093)    (30,157)      (936)
                                                                         ----------  ----------  ---------
   Gross Deferred Tax Liabilities                                          (267,583)   (149,521)  (118,062)
                                                                         ----------  ----------  ---------
       Net Admitted Deferred Tax Assets                                  $  421,900  $  308,507  $ 113,393
                                                                         ==========  ==========  =========
   Gross deferred tax assets                                              1,236,352   1,252,733    (16,381)
   Gross deferred tax liabilities                                          (267,583)   (149,521)  (118,062)
                                                                         ----------  ----------  ---------
   Net Deferred Tax Assets                                               $  968,769  $1,103,212   (134,443)
                                                                         ==========  ==========
   Income tax effect of unrealized capital (gains) / losses                                        121,173
                                                                                                 ---------
   Change in Net Deferred Income Taxes                                                           $ (13,270)
                                                                                                 =========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


The actual tax expense on income from operations differs from the tax expense calculated at the statutory tax rate. A reconciliation of the Company's income tax expense and the significant items causing this difference for the year ended December 31, 2006 are as follows:

                                                                           Amount    Tax Effect
                                                                         ----------  ----------
Income before Federal income taxes                                       $1,271,556  $ 445,045
Book to tax adjustments:
   Tax exempt income and dividends received deduction, net of proration    (455,068)  (159,274)
   Intercompany dividends                                                   (21,938)    (7,678)
   Meals and entertainment                                                    1,543        540
   Non-deductible penalties                                                   2,410        844
   Change in non-admitted assets                                            132,784     46,474
   Federal income tax adjustment - prior year                                    --     (6,222)
   Foreign tax credits                                                           --    (14,104)
                                                                         ----------  ---------
   Total Book to Tax Adjustments                                           (340,269)  (139,420)
                                                                         ----------  ---------
Federal taxable income                                                   $  931,287  $ 305,625
                                                                         ==========  =========

Current Federal income tax expense                                                   $ 263,263
Income tax on net realized capital gains                                                29,092
Change in deferred income taxes                                                         13,270
                                                                                     ---------
Total Federal income tax benefit                                                     $ 305,625
                                                                                     =========

The amount of Federal income taxes incurred and available for recoupment in the event of future net operating losses for tax purposes is set forth in the table below:

                    Current year                   $222,388
                    First preceding year           $     --

The Company had no unused net operating loss carry forwards or tax credits available to offset against future taxable income as of December 31, 2006 and 2005. Federal income taxes paid to (recovered from) the Ultimate Parent amounted to $372,256 during 2006 and ($43,213) during 2005.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


NOTE 10 - PENSION PLANS AND DEFERRED COMPENSATION ARRANGEMENTS

A. Pension

   Employees of AIG, the ultimate holding company, its subsidiaries and certain affiliated companies, including employees in foreign countries, are generally covered under various funded and insured pension plans. Eligibility for participation in the various plans is based on either completion of a specified period of continuous service or date of hire, subject to age limitation.

   AIG's U.S. retirement plan is a qualified, non-contributory defined benefit retirement plan which is subject to the provisions of the Employee Retirement Income Security Act of 1974. All employees of AIG and most of its subsidiaries and affiliates who are regularly employed in the United States, including certain U.S. citizens employed abroad on a U.S. dollar payroll, and who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with five or more years of service is entitled to pension benefits beginning at normal retirement at age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service limited to 44 years of credited service. The average final compensation is subject to certain limitations. The employees may elect certain options with respect to their receipt of their pension benefits including a joint and survivor annuity. An employee with ten or more years of service may retire early from age 55 to
   64. An early retirement factor is applied resulting in a reduced benefit. If an employee terminates with less than five years of service, such employees forfeit their right to receive any pension benefits accumulated thus far.

   Annual funding requirements are determined based on the Projected Unit Credit Cost Method which attributes a pro-rata portion of the total projected benefit payable at normal retirement to each year of credited service.

   The Company's share of net expense for the qualified pension plan was $9,000 and $6,500 for the years ended December 31, 2006 and 2005, respectively.

B. Stock Option and Deferred Compensation Plans

   Some of the Company's officers and key employees are participants in AIG's stock option plans of 1991 and 1999. During 2006 and 2005, AIG allocated $6,242 and $2,177, respectively, of the cost of these stock options and certain other deferred compensation programs to the Company.

   Post-retirement Benefit Plans

   AIG's U.S. postretirement medical and life insurance benefits are based upon the employee electing immediate retirement and having a minimum of ten years of service. Retirees and their dependents who were 65 by May 1, 1989 participate in the medical plan at no cost. Employees who retired after May 1, 1989 or prior to January 1, 1993 pay the active employee premium if under age 65 and 50 percent of the active employee premium if over age 65. Retiree contributions are subject to adjustment annually. Other cost sharing features of the medical plan include deductibles, coinsurance and Medicare coordination and a lifetime maximum benefit of $2,000. The maximum life insurance benefit prior to age 70 is $32 with a maximum $25 thereafter.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   Effective January 1, 1993, both plans' provisions were amended. Employees who retire after January 1, 1993 are required to pay the actual cost of the medical insurance benefit premium reduced by a credit which is based upon years of service at retirement. The life insurance benefit varies by age at retirement from $5 for retirement at ages 55 through 59 and $10 for retirement at ages 60 through 64 and $15 from retirement at ages 65 and over.

   The postretirement benefit obligations and amounts recognized in AIG's consolidated balance sheet as of December 31, 2006 and 2005 were $184,884 and $140,100, respectively. These obligations are not funded currently. The Company's share of other postretirement benefit plans was $282 and $200 for 2006 and 2005, respectively.

   AIG is the Plan Sponsor of the pension, postretirement and benefit plans and is ultimately responsible for the conduct of the plans. The Company is only obligated to the extent of their allocation of expenses from these plans.

   The weighted average assumptions that were used to determine its pension benefit obligations as of December 31, 2006 and 2005 are set forth in the table below:

   As of December 31,                          2006              2005
   ------------------                    ----------------  ----------------
   Discount rate                               6.00%             5.50%
   Rate of compensation increase
     (average)                                 4.25%             4.25%
   Measurement date                      December 31, 2006 December 31, 2005
   Medical cost trend rate                      N/A               N/A

C. Post-employment Benefits and Compensated Absences

   AIG provides certain benefits to inactive employees who are not retirees. Certain of these benefits are insured and expensed currently; other expenses are provided for currently. Such expenses include long-term disability benefits, medical and life insurance continuation and COBRA medical subsidies. The costs of these plans are borne by AIG.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


NOTE 11 - CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS

A. Capital and Surplus

   The portion of unassigned surplus as of December 31, 2006 and 2005 represented by each item below is as follows:

                                                    2006         2005
                                                -----------  -----------
       Unrealized gains                         $ 2,013,671  $ 1,725,717
       Non-admitted asset values                $(1,448,058) $(1,378,106)
       Provision for reinsurance                $  (128,824) $  (210,152)

   During 2005, the board of directors of AIG, authorized a resolution where it committed to replenish any surplus lost as a result of the effects of the restatements of the Company's December 31, 2004 financial statements as well as any additional loss and loss adjustment expense strengthening as a result of the reserve review conducted by an independent actuarial consultant. In accordance with that resolution, on February 15, 2006, the Ultimate
   Parent contributed $1,326,780 in cash to the Company. In connection therewith, at December 31, 2005, the Company reported a receivable of $1,326,780 with its Ultimate Parent and increased its Capital in Excess of Par Value, accordingly. The recognition of this surplus contribution has been approved by the Insurance Department of the State of New York.

B. Risk-Based Capital Requirements

   The NAIC has adopted a Risk-based Capital (RBC) formula to be applied to all property and casualty insurance companies. RBC is a method of establishing the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. A company's RBC is calculated by applying different factors to various asset classes, net premiums written and loss and LAE reserves. A company's result from the RBC formula is then compared to certain established minimum capital benchmarks. To the extent a company's RBC result does not either reach or exceed these established benchmarks, certain regulatory actions may be taken in order for the insurer to meet the statutorily-imposed minimum capital and surplus requirements.

   In connection therewith, the Company has satisfied the capital and surplus requirements of RBC for the 2006 reporting period.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


C. Dividend Restrictions

   Under New York law, the Company may pay cash dividends only from earned surplus determined on a statutory basis. Further, the Company is restricted (on the basis of the lower of 10.0% of the Company's statutory surplus as of December 31, 2006, or 100.0% of the Company's adjusted net investment income for the preceding 36 month period ending December 31, 2006) as to the amount of dividends it may declare or pay in any twelve-month period without the prior approval of the Insurance Department of the State of New York. As of December 31, 2006, the maximum dividend payment, which may be made without prior approval during 2007, is approximately $621,185.

   Within the limitations noted above, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to stockholders. There were no restrictions placed on the Company's surplus including for whom the surplus is being held. There is no stock held by the Company for any special purpose.

NOTE 12 - CONTINGENCIES

A. Legal Proceedings

   The Company is involved in various legal proceedings incident to the operation of its business. Such proceedings include claims litigation in the normal course of business involving disputed interpretations of policy coverage. Other proceedings in the normal course of business include allegations of underwriting errors or omissions, bad faith in the handling of insurance claims, employment claims, regulatory activity, and disputes relating to the Company's business ventures and investments.

   Other legal proceedings include the following:

   AIG, National Union Fire Insurance Company of Pittsburgh, Pa. (National Union), and American International Specialty Lines Insurance Company (AISLIC) have been named defendants (the AIG Defendants) in two putative class actions in state court in Alabama that arise out of the 1999 settlement of class and derivative litigation involving Caremark Rx, Inc. (Caremark). The plaintiffs in the second-filed action have intervened in the first-filed action, and the second-filed action has been dismissed. An excess policy issued by a subsidiary of AIG with respect to the 1999 litigation was expressly stated to be without limit of liability. In the current actions, plaintiffs allege that the judge approving the 1999 settlement was misled as to the extent of available insurance coverage and would not have approved the settlement had he known of the existence and/or unlimited nature of the excess policy. They further allege that the AIG Defendants and Caremark are liable for fraud and suppression for misrepresenting and/or concealing the nature and extent of coverage. In their complaint, plaintiffs request compensatory damages for the 1999 class in the amount of $3,200,000, plus punitive damages. The AIG Defendants deny the allegations of fraud and suppression and have asserted, inter alia, that information concerning the excess policy was publicly disclosed months prior to the approval of the settlement. The AIG Defendants further assert that the current claims are barred by the statute of limitations and that plaintiffs' assertions that the statute was tolled cannot stand against the public disclosure of the excess coverage. Plaintiffs, in turn, have

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)

   asserted that the disclosure was insufficient to inform them of the nature of the coverage and did not start the running of the statute of limitations. The trial court is currently considering, under standards mandated by the Alabama Supreme Court, whether a class action can be certified and whether the defendants in the case brought by the intervenors should be dismissed.

   On September 2, 2005, certain AIG companies including American Home Assurance Company (American Home), AIU Insurance Company (AIUI) and New Hampshire Insurance Company (NHIC) (the AIG Plaintiffs) sued The Robert Plan Corporation (RPC), an agency servicing personal auto assigned risk business, certain affiliated entities, and two of RPC's senior executives. This suit was brought in New York Supreme Court and alleges the misappropriation of funds and other violations of contractual arrangements. On September 26, 2005, RPC countersued the AIG Plaintiffs and AIG itself for, among other things, $370,000 in disgorged profits and $500,000 of punitive damages under a claim of fraud. As of December 31, 2005, RPC was terminated as the AIG Plaintiffs' agent with respect to claims administration of the personal auto assigned risk business, and as of March 31, 2006, RPC was terminated as the AIG Plaintiffs' agent with respect to underwriting of personal auto assigned risk business. On March 10, 2006, RPC moved to dismiss its fraud claim without prejudice for the purposes of bringing that claim in New Jersey. On that date, RPC also amended its counterclaim, setting forth a number of causes of action for breach of contract. Each side then filed a partial motion to dismiss some of the counts asserted by the other side. RPC also moved for summary judgment on one of its breach of contract causes of action (relating to RPC's assertion that the AIG Plaintiffs are responsible to pay approximately $7,000 of RPC's income taxes). On April 10, 2007, the Court granted the AIG Plaintiffs' motion with respect to four of RPC's counterclaims and denied the rest of the motion; granted RPC's motion to dismiss with respect to two of the AIG Plaintiffs' claims and denied the rest; and denied RPC's motion for summary judgment on the tax issue. Additionally, on February 8, 2007, the AIG Plaintiffs moved for leave to amend their complaint against RPC and to add Lincoln General Insurance Company and Kingsway Financial Services Inc. as additional defendants, alleging tortious interference with contract claims related to certain transactions between those entities and RPC. Following the production of certain documents by RPC, on March 7, 2007, the AIG Plaintiffs filed another motion for leave to amend their complaint to add additional claims against RPC, individual shareholders of RPC and Lincoln General, including claims for breach of covenants, tortious interference with contract and fraudulent conveyance. The motion also seeks a preliminary injunction prohibiting RPC from paying creditors other than ordinary course trade creditors. The AIG Plaintiffs' motion is scheduled to be heard on May 3, 2007. The AIG Plaintiffs believe RPC's counterclaims, including its previously asserted counterclaim for fraud, are without merit and intend to defend them vigorously.

   Effective February 9, 2006, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice (the DOJ), the United States Securities and Exchange Commission (the SEC), the Office of the Attorney General of the State of New York (the NYAG) and the New York Insurance Department (the NYDOI). The settlements resolve outstanding litigation and allegations by such agencies against AIG in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of these settlements, AIG recorded an after-tax-charge of $1,150,000 in the fourth quarter of 2005, and made payments or placed in escrow approximately $1,640,000 including (i) $375,000 into a fund under the supervision of the NYAG and NYDOI to be available principally to pay certain AIG insurance company subsidiary policyholders who purchased excess casualty policies through Marsh & McLennan Companies, Inc. and Marsh Inc. (the Excess Casualty Fund) and (ii) $343,000 into a fund under the supervision of the NYAG and

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)

   the NYDOI to be used to compensate various states in connection with the underpayment of certain workers compensation premium taxes and other assessments. As of April 23, 2007, eligible policyholders entitled to receive approximately $358,600 (or 95.6%) of the Excess Casualty Fund had opted to receive settlement payments in exchange for releasing AIG and its subsidiaries from liability relating to certain insurance brokerage practices. Amounts remaining in the Excess Casualty Fund may be used by AIG to settle claims from other policyholders relating to such practices through January 31, 2008, after which they will be distributed pro rata to participating policyholders.

   Various state regulatory agencies are reviewing certain other transactions and practices of AIG and its subsidiaries, including the Company, in connection with certain industry-wide and other inquiries including, but not limited to, insurance brokerage practices relating to contingent commissions and the liability of certain AIG subsidiaries, including the Company, for taxes, assessments and surcharges relating to the underreporting or misreporting of workers compensation premium. It is possible that additional civil or regulatory proceedings will be filed.

   Specifically, on February 16, 2006, the Attorney General of the State of Minnesota filed a complaint against AIG alleging that, beginning no later than 1985, AIG made false statements and reports to Minnesota agencies and regulators, unlawfully reduced AIG's contributions and payments to Minnesota's workers' compensation funds, misreported the character of workers' compensation premiums as general or auto liability premiums, and unlawfully reduced its Minnesota tax obligations. The complaint claims that AIG thereby violated Minnesota state law prohibiting unfair and deceptive practices, that AIG violated Minnesota state law prohibiting uniform deceptive trade practices, that AIG violated Minnesota's Prevention of Fraud Act, that AIG is liable for common law fraud, and that AIG is liable under a theory of unjust enrichment. The State of Minnesota seeks injunctive relief, damages, penalties and interest. By agreement of the parties, AIG's time to answer the complaint in this action or otherwise move with respect to the complaint was extended indefinitely to permit the parties to pursue settlement.

   Moreover, the National Workers Compensation Reinsurance Pool, on behalf of its participant members, has communicated to AIG that such members may assert claims with respect to the underpayment of residual market assessments on workers compensation premium. In addition, several state insurance guaranty associations and funds have communicated that they may assert claims with respect to the Company's underreporting of workers compensation premium. And, in August 2006, the National Association of Insurance Commissioners (the NAIC) formed a Settlement Review Working Group to review the Workers Compensation Residual Market Assessment portion of the settlement between AIG, the NYAG, and the NYDOI. In April 2007, the NAIC Settlement Review Working Group commenced its own investigation into the Company's underreporting of workers compensation premium, which is being directed by the State of Indiana.

   Since October 19, 2004, AIG and certain subsidiaries have been named as defendants in numerous complaints that were filed in federal court and in state court and removed to federal court. These cases generally allege that AIG and its subsidiaries violated federal and various state antitrust and anti-racketeering laws, various state deceptive and unfair practice laws and certain state laws governing fiduciary duties. The alleged basis of these claims is that there was a conspiracy between insurance companies and insurance brokers with regard to the bidding practices

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)

   for insurance coverage and with regard to the practices involving compensation paid to insurance producers in certain sectors of the insurance industry. The Judicial Panel on Multidistrict Litigation entered an order consolidating most of these cases and transferring them to the United States District Court for the District of New Jersey.

   On August 15, 2005, the plaintiffs in the multidistrict litigation filed a Corrected First Consolidated Amended Commercial Class Action Complaint that names AIG and the following additional AIG subsidiaries as defendants: AIUI, American Home, National Union, AISLIC, American International Insurance Company, Birmingham Fire Insurance Company of Pennsylvania (now known as AIG Casualty Company), Commerce and Industry Insurance Company, Lexington Insurance Company, National Union Fire Insurance Company of Louisiana, NHIC, The Hartford Steam Boiler Inspection and Insurance Company, and The Insurance Company of the State of Pennsylvania (the Commercial Complaint). Also on August 15, 2005, AIG, American Home, and AIG Life Insurance Company were named as defendants in a Corrected First Consolidated Amended Employee Benefits Complaint filed in the District of New Jersey that adds claims under ERISA (the Employee Benefits Complaint). On October 3, 2006, the District Court reserved in part and denied in part motions filed by the insurer defendants and broker defendants to dismiss these complaints. The Court also ordered the plaintiffs in both actions to file supplemental statements of particularity to elaborate on the allegations in their complaints. Plaintiffs filed their supplemental statements on October 25, 2006, and the AIG defendants, along with other insurer and broker defendants, filed renewed motions to dismiss on November 30, 2006. On
   April 5, 2007, the Court granted the defendants' renewed motions to dismiss the Commercial and Employee Benefits Complaints with respect to the antitrust and RICO claims. The claims were dismissed without prejudice and the plaintiffs were given 30 days to file amended complaints. On April 11, 2007, the Court stayed all proceedings, including all discovery, that are part of the multidistrict litigation until any renewed motions to dismiss the amended complaints are resolved. On April 19, 2007, plaintiffs sought an additional 30 days in which to file amended complaints, and on April 23, 2007, the Court gave plaintiffs an additional 15 days. Accordingly, plaintiffs' amended complaints are due on May 22, 2007.

   A number of complaints making allegations similar to those in the Commercial Complaint have been filed against AIG and other defendants in state and federal courts around the country. The defendants have thus far been successful in having the federal actions transferred to the District of New Jersey and consolidated into the multidistrict litigation. The AIG defendants have also sought to have state court actions making similar allegations stayed pending resolution of the multidistrict litigation.

   On December 4, 2006, AIG and certain subsidiaries, including the Company, settled numerous arbitrations and litigations between them and the agencies owned by C.V. Starr & Co., Inc. (C.V. Starr), including those relating to the termination of the managing general agency relationships between AIG's subsidiaries and the agencies owned by C.V. Starr, and the use of the "Starr" and "American International" trademarks. The financial terms of the confidential settlement will not have a material adverse effect on the Company's financial position.

   AIG Domestic Claims, Inc. (AIGDC), an indirect wholly owned subsidiary of AIG that provides certain claims adjustment services to the Company, has been named as a defendant in a putative class action lawsuit that is currently pending in the 14th Judicial District Court for the State of Louisiana. Plaintiffs are medical providers who allege that AIGDC (as well as other defendants not affiliated with the Company) failed to comply with

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)

   certain provisions of the Louisiana Any Willing Provider Act (the Act). The complaint seeks monetary penalties and injunctive relief related to preferred provider organization discounts taken by defendants on bills submitted by Louisiana medical providers and hospitals who provided treatment or services to workers' compensation claimants. These claimants are injured workers whose employers are named insureds under workers compensation policies issued by various insurance companies, including the Company. On September 23, 2005, certain defendants, including AIGDC filed a motion for summary judgment, seeking dismissal of plaintiffs' claims, and plaintiffs cross-moved for partial summary judgment. On July 20, 2006, the Court both denied AIGDC's motion for summary judgment and granted plaintiffs' partial motion for summary judgment, holding that AIGDC is a "group purchaser" under the Act, and that the Act applies to medical services provided to workers' compensation claimants.

   On November 28, 2006, the Court issued an order certifying a class of providers and hospitals. In an unrelated action also arising under the Act, a Louisiana appellate court ruled that the Court lacked jurisdiction to adjudicate the claims at issue. In response, defendants filed an exception for lack of subject matter jurisdiction. On January 19, 2007, the Court denied the motion, holding that it has jurisdiction over the putative class claims. AIGDC is appealing the class certification ruling and is seeking an appeal from the jurisdictional ruling. AIGDC believes that it has meritorious defenses to plaintiffs' claims. The Company is not presently a named party to the lawsuit, and it cannot predict its ultimate liability as an insurer or reinsurer of various workers compensation policies at issue in this matter.

   AIG is also subject to various legal proceedings which have been disclosed in AIG's periodic filings under the Securities Exchange Act of 1934, as amended, in which the Company is not named as a party, but whose outcome may nonetheless adversely affect the Company's financial position or results of operation.

   The Company cannot predict the outcome of the matters described above, reasonably estimate the potential costs related to these matters, or determine whether other AIG subsidiaries, including the Company, would have exposure to proceedings in which they are not named parties by virtue of their participation in an intercompany pooling arrangement. In the opinion of management, the Company's ultimate liability for the matters referred to above is not likely to have a material adverse effect on the Company's financial position, although it is possible that the effect would be material to the Company's results of operations for an individual reporting period.

B. Asbestos and Environmental Reserves

   The Company continues to receive indemnity claims asserting injuries from toxic waste, hazardous substances, asbestos and other environmental pollutants and alleged damages to cover the clean-up costs of hazardous waste dump sites (environmental claims). Estimation of environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques. Environmental claims development is affected by factors such as inconsistent court resolutions, the broadening of the intent of policies and scope of coverage and increasing number of new claims. The Company and other industry members have and will continue to litigate the broadening judicial interpretation of policy coverage and the liability issues. If the courts continue in the future to expand the intent of the policies and the scope of the coverage, as they have in the past, additional liabilities would emerge for amounts in excess of reserves held. This emergence cannot now be reasonably estimated, but could have a material impact on the Company's future operating results or financial position.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


The Company's environmental exposure arises from the sale of general liability, product liability or commercial multi peril liability insurance, or by assumption of reinsurance within these lines of business.

The Company tries to estimate the full impact of the asbestos and environmental exposure by establishing full case basis reserves on all known losses and establishes bulk reserves for IBNR losses and LAE based on management's judgment after reviewing all the available loss, exposure, and other information.

The Company's asbestos and environmental related loss and LAE reserves (including case & IBNR reserves) for the year ended December 31, 2006 and 2005, gross and net of reinsurance credits, are as follows:

                                             Asbestos Losses     Environmental Losses
                                         ----------------------  ------------------
                                            2006        2005       2006       2005
                                         ----------  ----------  --------   --------
Direct :
Loss and LAE reserves, beginning of year $1,087,625  $  693,044  $288,676   $256,889
   Incurred losses and LAE                  159,878     489,955   (75,819)    63,051
   Calendar year paid losses and LAE       (149,366)    (95,374)  (34,473)   (31,264)
                                         ----------  ----------  --------   --------
Loss and LAE Reserves, end of year       $1,098,137  $1,087,625  $178,384   $288,676
                                         ==========  ==========  ========   ========
Assumed:
Loss and LAE reserves, beginning of year $   97,399  $   90,162  $  6,561   $  6,626
   Incurred losses and LAE                   14,332      14,722    (1,462)       830
   Calendar year paid losses and LAE        (14,387)     (7,485)     (151)      (895)
                                         ----------  ----------  --------   --------
Loss and LAE Reserves, end of year       $   97,344  $   97,399  $  4,948   $  6,561
                                         ==========  ==========  ========   ========
Net of Reinsurance:
Loss and LAE reserves, beginning of year $  518,246  $  348,261  $134,977   $142,025
   Incurred losses and LAE                   83,696     209,273   (22,324)    16,410
   Calendar year paid losses and LAE        (68,837)    (39,288)  (20,443)   (23,458)
                                         ----------  ----------  --------   --------
Loss and LAE Reserves, end of year       $  533,105  $  518,246  $ 92,210   $134,977
                                         ==========  ==========  ========   ========

Management believes that the reserves carried for the asbestos and environmental claims at December 31, 2006 are adequate as they are based on known facts and current law. AIG continues to receive claims asserting injuries from toxic waste, hazardous substances, and other environmental pollutants and alleged damages to cover the cleanup costs of hazardous waste dump sites (hereinafter collectively referred to as environmental claims) and

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)

   indemnity claims asserting injuries from asbestos. Estimation of asbestos and environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques.

C. Leases

   The Company is the lessee for office space occupied by it and several affiliates under various non-cancelable operating lease agreements that expire through 2021. Rental expense under these leases is allocated to each affiliate based upon the percentage of space occupied. In 2006 and 2005, the total lease expense was $38.5 million and $34.8 million, respectively.

   At January 1, 2007, the minimum annual aggregate rental commitments are as follows:

          2007                                               $ 40,630
          2008                                                 40,143
          2009                                                 37,875
          2010                                                 37,367
          2011                                                 35,585
          Thereafter                                          253,990
                                                             --------
          Total minimum lease payments                       $445,590
                                                             ========

   Certain rental commitments have renewal options extending through the year 2031. Some of these renewals are subject to adjustments in future periods.

   The Company is not involved in any material sales-leaseback transactions.

D. Other Contingencies

   In the ordinary course of business, the Company enters into structured settlements to settle certain claims. Structured settlements involve the purchase of an annuity to fund future claim obligations. In the event the life insurers providing the annuity, on certain structured settlements, are not able to meet their obligations, the Company would be liable for the payments of benefits.

   As of December 31, 2006, the Company has not incurred a loss and there has been no default by any of the life insurers included in the transactions. Management believes that based on the financial strength of the life insurers involved in these structured settlements, the likelihood of a loss is remote.

   In connection therewith, as of December 31, 2006, the Company's loss reserves eliminated by annuities mostly from affiliates amounted to $781,163 and included unrecorded loss contingencies of $758,100.

   As part of its private equity portfolio investment the Company may be called upon for an additional capital investment of up to $640,408, as of December 31, 2006. The Company expects only a small portion of this

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)

   portfolio will be called during 2007.

   As fully disclosed in Note 5, the Company has guaranteed the policyholder obligations of certain affiliated insurance companies. Each of the guaranteed affiliates has admitted assets in excess of policyholder liabilities. The Company believes that the likelihood of a payment under any of these guarantees is remote.

NOTE 13 - OTHER SIGNIFICANT MATTERS

A. September 11, 2001 Events

   As of December 31, 2006 and 2005, the Company's ultimate losses and LAE as a result of the September 11th events gross, ceded and net of reinsurance, is set forth in the table below:

   As of December 31,                                     2006       2005
   ------------------                                  ---------  ---------
   Gross of reinsurance                                $ 448,183  $ 448,183
   Ceded reinsurance                                    (386,704)  (386,704)
                                                       ---------  ---------
      Net of Reinsurance                               $  61,479  $  61,479
                                                       =========  =========

   All contingencies and unpaid claims or losses resulting from the September 11th events have been recognized in the financial statements. The Company does not expect any unrecognized contingencies or unpaid claims or losses to impact the financial statements in the near term.

B. Other

   The Company underwrites a significant concentration of its direct business with brokers.

   As of December 31, 2006 and 2005, the amount of reserve credits recorded for high deductibles on unpaid claims amounted to $3,833,600 and $3,700,000, respectively. As of December 31, 2006 and 2005, the amount billed and recoverable on paid claims amounted to $332,913 and $397,395, respectively, of which $19,716 and $16,600, respectively, were non-admitted.

   The Company's direct percentage of policyholder dividend participating policies is 0.05 percent. Policyholder dividends are accounted for on an incurred basis. In connection therewith, during 2006 and 2005, policyholder dividends amounted to $1,344 and $19, respectively, and were reported as Other Gains in the accompanying statements of income.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   As of December 31, 2006 and 2005, other admitted assets as reported in the accompanying statements of admitted assets were comprised of the following balances:

    As of December 31,                                    2006       2005
    ------------------                                 ---------  ---------
    Guaranty funds receivable or on deposit            $  18,220  $  20,098
    Loss funds on deposit                                 92,573     71,016
    Outstanding loss drafts - suspense accounts          489,807    509,571
    Accrued recoverables                                   4,691      6,780
    Other                                                  3,176     17,681
    Allowance for doubtful accounts                     (429,224)  (446,746)
                                                       ---------  ---------
       Total Other Admitted Assets                     $ 179,243  $ 178,400
                                                       =========  =========

   Guaranty funds receivable represent payments to various state insolvency funds which are recoupable against future premium tax payment in the respective states. Various states allow insurance companies to recoup assessments over a period of five to ten years. As of December 31, 2006 the Company's liability for insolvency assessments amounted to $31,000 with a related asset for premium tax credits of $18,200. Of the amount accrued, the Company expects to pay approximately $12,800 for insolvency assessments during the next year. In addition, the Company anticipates it will realize $12,100 of premium tax offset credits and the associated liability in years two through five. The remaining $6,100 will be realized between years five and ten.

   The Company routinely assesses the collectibility of its receivable balances for potentially uncollectible premiums receivable due from agents and reinsurance recoverable balances. In connection therewith, as of December 31, 2006 and 2005, the Company had established an allowance for doubtful accounts of $429,224 and $446,746, respectively, which was reported as a contra asset within Other Admitted Assets in the accompanying Statements of Admitted Assets.

   During 2005, the Company recorded $145,742 of the increase in the allowance for doubtful accounts to Net Loss from Agents' Balances Charged-off in the accompanying 2005 Statement of Income, and recorded the remaining increase of $197,153 as an adjustment for prior period corrections to the Company's Capital and Surplus balance at January 1, 2005.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   As of December 31, 2006 and 2005, other liabilities as reported in the accompanying Statements of Liabilities, Capital and Surplus were comprised of the following balances:

  Other Liabilities                                         2006      2005
  -----------------                                       --------  --------
  Other liabilites, includes suspense accounts, expense
    account balances and certain accruals                 $107,092  $175,986
  Accrued retrospective premiums                            77,001    50,624
  Accounts payable                                          23,744    23,160
  Deferred commission earnings                              10,039    37,787
  Service carrier liabilty                                   2,336     5,919
  Retroactive reinsurance payable                          (14,859)  (12,171)
  Amounts withheld or retained by company for account of
    others                                                  28,058    31,331
  Policyholder funds on deposit                             11,572    12,578
  Loss clearing                                             12,166    13,610
  Liability for pension and severance pay                    2,705     4,945
  Remmittances and items not allocated                      37,240        --
                                                          --------  --------
  Total Other Liabilities                                 $297,094  $343,769
                                                          ========  ========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


NOTE 14 - SUBSEQUENT EVENTS

On January 24, 2007, the Company's Ultimate Parent announced that it had submitted a letter to the board of directors of 21st Century Insurance Group (21st Century) proposing to acquire the outstanding 38.16% publicly held shares of 21st Century for $19.75 per share in cash. The Ultimate Parent and its subsidiaries own approximately 61.84% of the outstanding shares of 21st Century, including 16.65% of the outstanding shares that are owned by the Company. The aggregate cash consideration payable by the Ultimate Parent would be approximately $690 million. Following the transaction, the Ultimate Parent and its subsidiaries will own 100% of 21st Century.

In February 2007, the Company entered into a Capital Maintenance Agreement
(CMA) with its Ultimate Parent, AIG. The CMA provides that in the event that the Company's Total Adjusted Capital falls below 200% of the Company's Authorized Control Level RBC, as shown in the Company's 2006 Annual Statement, together with any adjustments or modifications required by the Company's domiciliary regulator, AIG will within thirty days of written notice thereof provide a capital contribution to the Company in an amount that equals the difference between the Company's Total Adjusted Capital and 200% of the Company's Authorized Control Level RBC. In lieu of making any such capital contribution, with the approval of the domiciliary insurance department, AIG may provide a letter of credit naming the Company as beneficiary.

Effective upon the date of filing of the Company's 2006 Annual Statement with its domiciliary regulator, this current CMA supersedes and replaces a similar agreement that related to the Company's December 31, 2005 surplus position.

Subject to regulatory approval, AIP will be removed from the National Union inter-company pooling agreement and added as a participant in AIG's Personal Lines Pool. AIP's pooling participation percentage in the AIG Personal Lines Pool will be zero percent.

On March 30th, 2007, the Company paid a dividend of $500,000 to its parent, AIG Commercial Insurance Group, Inc.

PART C -- OTHER INFORMATION



ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS



(a) Financial Statements



The following financial statements of Variable Annuity Account Four are included herein, as indicated below, to this Registration Statement:



     -   Report of Independent Registered Public Accounting Firm



     -   Statement of Assets and Liabilities as of December 31, 2006



     -   Schedule of Portfolio Investments as of December 31, 2006



     -   Statement of Operations for the year ended December 31, 2006



     - Statement of Changes in Net Assets for the years ended December 31, 2006 and 2005



     -   Notes to the Financial Statements



The following consolidated financial statements of AIG SunAmerica Life Assurance Company are included herein:



     -   Report of Independent Registered Public Accounting Firm



     -   Consolidated Balance Sheet as of December 31, 2006 and 2005



     - Consolidated Statement of Income and Comprehensive Income for the years ended December 31, 2006, 2005 and 2004



     - Consolidated Statement of Cash Flows for the years ended December 31, 2006, 2005 and 2004



     -   Notes to Consolidated Financial Statements



The following statutory financial statements of American Home Assurance Company are included herein:



     -   Report of Independent Auditors



     - Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2006 and 2005



     - Statements of Income and Changes in Capital and Surplus for the years ended December 31, 2006 and 2005



     -   Statements of Cash Flow for the years ended December 31, 2006 and 2005



     -   Notes to Statutory Basis Financial Statements


(b) Exhibits


(1)   Resolutions Establishing Separate Account........................   1
(2)   Custody Agreement................................................   Not Applicable
(3)   (a)  Form of Distribution Contract...............................   1
      (b)  Form of Selling Agreement...................................   1
(4)   Variable Annuity Contract........................................   1
(5)   (a)  Application for Contract....................................   1
(6)   Corporate Documents of Depositor
      (a)  Amended and Restated Articles of Incorporation dated
           December 19, 2001...........................................   4
      (b)  Amendment to Articles of Incorporation Dated September 30,
           2002........................................................   6
      (c)  Amended and Restated By-Laws of the Depositor dated December
           19, 2001....................................................   3
(7)   Reinsurance Contract.............................................   Not Applicable
(8)   Material Contracts...............................................   1
      (a)  Anchor Series Trust Form of Fund Participation Agreement....   1
      (b)  SunAmerica Series Trust Form of Fund Participation
           Agreement...................................................   1
      (c)  American Funds Form of Fund Participation Agreement.........   5
      (d)  Lord Abbett Form of Fund Participation Agreement............   5
      (e)  Van Kampen Form of Fund Participation Agreement.............   2
(9)   (a)  Opinion of Counsel and Consent of Depositor.................   1
      (b)  Opinion of Counsel and Consent of Sullivan & Cromwell LLP,
           Counsel to American Home Assurance Company..................   8
(10)  Consent of Independent Registered Public Accounting Firm.........   Filed Herewith
(11)  Financial Statements Omitted from Item 23........................   Not Applicable
(12)  Initial Capitalization Agreement.................................   Not Applicable

(13)  Other
      (a)  Diagram and Listing of All Persons Directly or Indirectly
           Controlled By or Under Common Control with AIG SunAmerica
           Life Assurance Company, the Depositor of Registrant.........   Filed Herewith
      (b)  Power of Attorney -- AIG SunAmerica Life Assurance Company
           Directors...................................................   Filed Herewith
      (c)  Power of Attorney -- American Home Assurance Company
           Directors...................................................   9
      (d)  Support Agreement of American International Group, Inc. ....   7
      (e)  General Guarantee Agreement by American Home Assurance
           Company.....................................................   7
      (f)  Notice of Termination of Guarantee as Published in the Wall
           Street Journal on November 24, 2006.........................   10


---------------

 1 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No.
   4, File Nos. 033-86642 and 811-08874, filed on January 30, 1998, Accession No. 0000950148-98-000138.


 2 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   1 to File Nos. 333-66114 and 811-03859, filed October 25, 2001, Accession No. 0000950148-01-502065.


 3 Incorporated by reference to Post-Effective Amendment No. 16 and Amendment
   No. 17, File Nos. 333-08859 and 811-07727, filed April 12, 2002, Accession
   No. 0000950148-02-000991.

 4 Incorporated by reference to Post-Effective Amendment No. 15 and Amendment
   No. 16, File Nos. 033-86642 and 811-08874, filed on April 29, 2002, Accession No. 0000950148-02-001108.


 5 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   1 to File Nos. 333-91860 and 811-03859, filed October 28, 2002, Accession No. 0000898430-02-003844.


 6 Incorporated by reference to Post-Effective Amendment No. 16 and Amendment
   No. 17, File Nos. 033-86642 and 811-08874, filed on April 7, 2003, Accession No. 0000950148-03-000786.

 7 Incorporated by reference to Post-Effective Amendment No. 20 and Amendment
   No. 21, to File Nos. 033-86642 and 811-08874, filed on August 12, 2005,
   Accession No. 0000950129-05-008178.


 8 Incorporated by reference to Post-Effective Amendment Nos. 18 and Amendment
   No. 22 to File Nos. 333-67685 and 811-07727, filed on October 21, 2005,
   Accession No. 0000950134-05-019473.



 9 Incorporated by reference to Post-Effective Amendment No. 23 and Amendment
   No. 24 to File Nos. 033-86642 and 811-08874 filed on June 23, 2006, Accession No. 0000950129-06-006598.



10 Incorporated by reference to Post-Effective Amendment No. 24 and Amendment
   No. 25 to File Nos. 033-86642 and 811-08874 filed on December 12, 2006,
   Accession No. 0000950124-06-007494.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

(a) The officers and directors of AIG SunAmerica Life Assurance Company, Depositor, are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.


NAME                                                                  POSITION
----                                                                  --------
Jay S. Wintrob                              Director, Chief Executive Officer
Jana W. Greer(1)                            Director and President
Michael J. Akers(2)                         Director and Senior Vice President
N. Scott Gillis(1)                          Director, Senior Vice President and Chief Financial Officer
Christopher J. Swift(3)                     Director
Edwin R. Raquel(1)                          Senior Vice President and Chief Actuary
Christine A. Nixon                          Senior Vice President and Secretary
Stewart R. Polakov(1)                       Senior Vice President and Controller
Mallary L. Reznik                           Senior Vice President and General Counsel
Timothy W. Still(1)                         Senior Vice President
Frank J. Julian(1)                          Vice President and Chief Compliance Officer
Gavin D. Friedman                           Vice President and Deputy General Counsel
Rodney A. Haviland(1)                       Vice President
Stephen Stone(1)                            Vice President
Monica Suryapranata(1)                      Vice President and Variable Annuity Product Controller
Edward T. Texeria(1)                        Vice President
Virginia N. Puzon                           Assistant Secretary


---------------

(1) 21650 Oxnard Street, Woodland Hills, CA 91367

(2) 2929 Allen Parkway, Houston, TX 77019

(3) 70 Pine Street, New York, NY 10270

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT


The Registrant is a separate account of AIG SunAmerica Life (Depositor). Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 13(a). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787, Accession Number 0000950123-07-003026 filed March 1, 2007.


ITEM 27.  NUMBER OF CONTRACT OWNERS


As of March 15, 2007, the number of Anchor Advisor contracts funded by Variable Annuity Account Four was 12,199, of which 2,806 were qualified contracts and 9,393 were non-qualified contracts.


ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

AIG SunAmerica Life Assurance Company

Section 10-851 of the Arizona Corporations and Associations law permits the indemnification of directors, officers, employees and agents of Arizona corporations. Article Eight of the Company's Restated Articles of Incorporation, as amended and restated (the "Articles") and Article Five of the Company's By-Laws ("By-Laws") authorize the indemnification of directors and officers to the full extent permitted by the laws, including the advance of expenses under the procedures set forth therein. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent. Reference is made to Section 10-851 of the Arizona Corporations and Associations Law, Article Eight of the Articles, and Article Five of the By-Laws.

Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless AIG SunAmerica Capital Services, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which was filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) AIG SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:

    AIG SunAmerica Life Assurance Company -- Variable Separate Account
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account One
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Two
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Four
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Five
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Seven
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Nine First SunAmerica Life Insurance Company -- FS Variable Separate Account First SunAmerica Life Insurance Company -- FS Variable Annuity Account One First SunAmerica Life Insurance Company -- FS Variable Annuity Account Two First SunAmerica Life Insurance Company -- FS Variable Annuity Account Five First SunAmerica Life Insurance Company -- FS Variable Annuity Account Nine AIG Series Trust
    SunAmerica Series Trust
    SunAmerica Equity Funds
    SunAmerica Income Funds
    SunAmerica Focused Series, Inc.
    SunAmerica Money Market Funds, Inc.
    SunAmerica Senior Floating Rate Fund, Inc.

(b) Directors, Officers and principal place of business:


    OFFICER/DIRECTORS*    POSITION
    ------------------    --------
    Peter A. Harbeck      Director
    James T. Nichols      Director, President & Chief Executive Officer
    Debbie Potash-Turner  Senior Vice President & Chief Financial Officer
    Frank Curran          Controller
    Joseph D. Neary       Chief Compliance Officer
    John T. Genoy         Vice President
    Mallary L. Reznik**   Vice President
    Kathleen S. Stevens   Manager, Compliance
    Christine A. Nixon**  Secretary
    Virginia N. Puzon**   Assistant Secretary


---------------

 * Unless otherwise indicated, the principal business address of AIG SunAmerica Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

** Principal business address is 1 SunAmerica Center, Los Angeles, California
   90067.

(c) AIG SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

General Representations
-------------------------

The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a) - (d) of the Rule have been complied with.

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

Undertakings of the Registrant
--------------------------------

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Undertakings of the Depositor Regarding Guarantor
------------------------------------------------------

During any time there are insurance obligations outstanding and covered by the guarantee issued by the American Home Assurance Company ("American Home Guarantee Period"), filed as an exhibit to this Registration Statement (the "American Home Guarantee"), the Depositor hereby undertakes to provide notice to policy owners covered by the American Home Guarantee promptly after the happening of significant events related to the American Home Guarantee.

These significant events include: (i) termination of the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; (ii) a default under the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; or (iii) the insolvency of American Home Assurance Company ("American Home").

Depositor hereby undertakes during the American Home Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited statutory financial statements of American Home in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of American Home regarding such financial statements.

During the American Home Guarantee Period, the Depositor hereby undertakes to include in the prospectus to policy owners, an offer to supply the Statement of Additional Information which shall contain the annual audited statutory financial statements of American Home, free of charge upon a policy owner's request.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account Four certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 25 and Amendment No. 26 to be signed on its behalf, in the City of Los Angeles, and State of California, on this 27th day of April, 2007.

                                       VARIABLE ANNUITY ACCOUNT FOUR
                                       (Registrant)

                                       By: AIG SUNAMERICA LIFE ASSURANCE COMPANY

                                       By:        /s/ JAY S. WINTROB
                                         ---------------------------------------
                                         JAY S. WINTROB, CHIEF EXECUTIVE OFFICER

                                       By: AIG SUNAMERICA LIFE ASSURANCE COMPANY
                                           (Depositor)

                                       By:        /s/ JAY S. WINTROB
                                         ---------------------------------------
                                         JAY S. WINTROB, CHIEF EXECUTIVE OFFICER

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


                    SIGNATURE                                           TITLE                               DATE
                    ---------                                           -----                               ----

*JAY S. WINTROB                                           Chief Executive Officer & Director           April 27, 2007
------------------------------------------------            (Principal Executive Officer)
JAY S. WINTROB


*MICHAEL J. AKERS                                          Senior Vice President & Director            April 27, 2007
------------------------------------------------
MICHAEL J. AKERS


*N. SCOTT GILLIS                                                Senior Vice President,                 April 27, 2007
------------------------------------------------          Chief Financial Officer & Director
N. SCOTT GILLIS                                             (Principal Financial Officer)


*JANA W. GREER                                                   President & Director                  April 27, 2007
------------------------------------------------
JANA W. GREER


*CHRISTOPHER J. SWIFT                                                  Director                        April 27, 2007
------------------------------------------------
CHRISTOPHER J. SWIFT


*STEWART R. POLAKOV                                       Senior Vice President & Controller           April 27, 2007
------------------------------------------------            (Principal Accounting Officer)
STEWART R. POLAKOV


/s/ MANDA GHAFERI                                                  Attorney-in-Fact                    April 27, 2007
------------------------------------------------
*MANDA GHAFERI

American Home Assurance Company has caused this Registration Statement to be signed on its behalf by the undersigned, in the City of New York, and the State of New York, on this 27th day of April, 2007.

                                       By: AMERICAN HOME ASSURANCE COMPANY

                                       By:      /s/ ROBERT S. SCHIMEK
                                         ---------------------------------------
                                           ROBERT S. SCHIMEK,
                                           SENIOR VICE PRESIDENT AND TREASURER


M. BERNARD AIDINOFF*                                                   Director                        April 27, 2007
------------------------------------------------
M. BERNARD AIDINOFF


JOHN QUINLAN DOYLE*                                             Director and President                 April 27, 2007
------------------------------------------------
JOHN QUINLAN DOYLE


NEIL ANTHONY FAULKNER*                                                 Director                        April 27, 2007
------------------------------------------------
NEIL ANTHONY FAULKNER


DAVID NEIL FIELDS*                                                     Director                        April 27, 2007
------------------------------------------------
DAVID NEIL FIELDS


KENNETH VINCENT HARKINS*                                               Director                        April 27, 2007
------------------------------------------------
KENNETH VINCENT HARKINS


                                                                       Director                        April 27, 2007
------------------------------------------------
CHARLES DANGELO


DAVID LAWRENCE HERZOG*                                                 Director                        April 27, 2007
------------------------------------------------
DAVID LAWRENCE HERZOG


ROBERT EDWARD LEWIS*                                                   Director                        April 27, 2007
------------------------------------------------
ROBERT EDWARD LEWIS


KRISTIAN PHILIP MOOR*                                           Director and Chairman                  April 27, 2007
------------------------------------------------
KRISTIAN PHILIP MOOR


WIN JAY NEUGER*                                                        Director                        April 27, 2007
------------------------------------------------
WIN JAY NEUGER


ROBERT S. SCHIMEK*                                                    Director,                        April 27, 2007
------------------------------------------------         Senior Vice President and Treasurer
ROBERT S. SCHIMEK


NICHOLAS SHAW TYLER*                                                   Director                        April 27, 2007
------------------------------------------------
NICHOLAS SHAW TYLER


NICHOLAS CHARLES WALSH*                                                Director                        April 27, 2007
------------------------------------------------
NICHOLAS CHARLES WALSH


By:     /s/ ROBERT S. SCHIMEK                                      Attorney-in-Fact                    April 27, 2007
        ------------------------------------------
        *ROBERT S. SCHIMEK

                                 EXHIBIT INDEX


EXHIBIT NO.                            DESCRIPTION
-----------                            -----------
10             Consent of Independent Registered Public Accounting Firm
13(a)          Diagram and Listing of All Persons Directly or Indirectly
               Controlled By or Under Common Control with AIG SunAmerica
               Life Assurance Company, the Depositor of Registrant
13(b)          Power of Attorney -- AIG SunAmerica Life Assurance Company
               Directors